March 31, 2001

                     EQUITY
                     PORTFOLIOS

                     SEMI-ANNUAL REPORT
                     TO SHAREHOLDERS

   Not FDIC Insured
   May Lose Value
  No Bank Guarantee

(LOGO)
BLACKROCK
FUNDS
Pure Investment Style(R)
[GRAPHIC OMITTED]

                                 BLACKROCK FUNDS

                                EQUITY PORTFOLIOS

* Large Cap Value Equity     * Micro-Cap Equity                   * International Emerging
* Large Cap Growth Equity    * Global Science & Technology          Markets
* Mid-Cap Value Equity       * European Equity                    * Select Equity
* Mid-Cap Growth Equity      * International Equity               * Index Equity
* Small Cap Value Equity     * International Small Cap Equity     * Balanced
* Small Cap Growth Equity    * Asia Pacific Equity

                                TABLE OF CONTENTS

SHAREHOLDER LETTER.............................................................1
PORTFOLIO SUMMARIES
      Large Cap Value Equity...................................................2
      Large Cap Growth Equity..................................................3
      Mid-Cap Value Equity.....................................................4
      Mid-Cap Growth Equity....................................................5
      Small Cap Value Equity...................................................6
      Small Cap Growth Equity..................................................7
      Micro-Cap Equity.........................................................8
      Global Science & Technology..............................................9
      European Equity.........................................................10
      International Equity....................................................11
      International Small Cap Equity..........................................12
      Asia Pacific Equity.....................................................13
      International Emerging Markets..........................................14
      Select Equity...........................................................15
      Index Equity............................................................16
      Balanced................................................................17
      Note on Performance Information.........................................18
STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS............................19-60
      Large Cap Value Equity Statement of Assets & Liabilities................21
      Large Cap Growth Equity Statement of Assets & Liabilities...............24
      Mid-Cap Value Equity Statement of Assets & Liabilities..................27
      Mid-Cap Growth Equity Statement of Assets & Liabilities.................30
      Small Cap Value Equity Statement of Assets &Liabilities.................33
      Small Cap Growth Equity Statement of Assets & Liabilities...............36
      European Equity Statement of Assets & Liabilities.......................42
      Asia Pacific Equity Statement of Assets & Liabilities...................48
      Select Equity Statement of Assets & Liabilities.........................53
      Balanced Statement of Assets & Liabilities..............................60
PORTFOLIO FINANCIAL STATEMENTS
      Statements of Operations.............................................62-64
      Statements of Changes in Net Assets..................................66-71
      Financial Highlights.................................................72-89
NOTES TO FINANCIAL STATEMENTS.............................................90-107
DFA INVESTMENT TRUST COMPANY ANNUAL REPORT...............................109-126

--------------------------------------------------------------------------------
                      PRIVACY PRINCIPLES OF BLACKROCK FUNDS
BlackRock Funds is committed to maintaining the privacy of its shareholders and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock Funds collects, how we protect that information, and why in certain cases we may share such information with select other parties.

BlackRock Funds does not receive any nonpublic personal information relating to its shareholders who purchase shares through their broker-dealers. In the case of shareholders who are record owners of BlackRock Funds, BlackRock Funds receives nonpublic personal information on account applications or other forms. With respect to these shareholders, BlackRock Funds also has access to specific information regarding their transactions in BlackRock Funds. BlackRock Funds does not disclose any nonpublic personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service our shareholders' accounts (for example, to a transfer agent).

BlackRock Funds restricts access to nonpublic personal information about its shareholders to BlackRock employees with a legitimate business need for the information. BlackRock Funds maintains physical, electronic and procedural safeguards designed to protect the nonpublic personal information of our shareholders.
--------------------------------------------------------------------------------

                                 BLACKROCK FUNDS

March 31, 2001
Dear Shareholder:

      Attached, please find the Semi-Annual Report for the BlackRock Funds for the six-month period ending March 31, 2001. Clearly, the last six months have been challenging times for investors.

      Since our Annual Report of September 30, 2000, stocks continued to be extremely volatile. The S&P 500 declined 18.7 percent and the NASDAQ Composite was down more than 48.4 percent after reaching record highs in early 2000. Triggered by a slowing economy, both the S&P 500 and the NASDAQ Composite experienced steep declines for the first time in a decade. Like nearly all fund families, BlackRock's equity funds retreated during this period as stocks fell across the board.

      Despite the recent market downturn, BlackRock remains optimistic about the long-term prospects for stocks. To put things in perspective, consider three memorable market declines within the last five years and what happened to the S&P 500 Index. The S&P 500 dipped 29.5 percent in the 1987 Market Crash, 14.7 percent during the Gulf War and 15.4 percent during the Russian Crisis. But after bottoming out, the market came back an impressive 23.2, 33.6 and 39.8 percent just one year after each of these events. Although past performance is no guarantee of future results, looking back even further, the S&P 500 has returned an average annual rate of 12.3 percent during the last 50 years. While undoubtedly unpleasant to experience, market declines are not uncommon and BlackRock believes that the long-term growth prospects of stocks remain intact.

      In contrast to stocks, bonds have had a much more favorable investing environment in the past six months. The Lehman Brothers Aggregate Bond Index rose a healthy 7.3 percent due in part to the Federal Reserve lowering interest rates by 150 basis points in an attempt to stave off recession. Managed by one of the world's leading fixed income firms, BlackRock's bond funds continued to perform well.

      For investors with an appropriate mix of bonds in their overall portfolio, the favorable bond environment helped to offset some of the stock market declines. This again highlighted the importance of diversifying your portfolio to maintain an appropriate balance of stocks and bonds.

      We have always maintained that asset allocation should be a critical component of your investment strategy. That is why BlackRock has created a wide range of both stock and bond funds covering nearly all the risk and reward areas to fit your needs. We believe the best strategy for most investors is to work with a financial advisor to set goals, and then plan and implement an asset allocation strategy that fits the situation. Portfolios not in line with an investor's risk profile will ultimately disappoint.

      While the environment for investing has been quite challenging, we are confident in our organization and our disciplined approach to investing. We appreciate your confidence in BlackRock Funds and welcome the opportunity to help you achieve your investment goals.

Sincerely,

/s/  ANNE ACKERLEY

Anne Ackerley
MANAGING DIRECTOR
BLACKROCK ADVISORS, INC.

                                 BLACKROCK FUNDS

                        LARGE CAP VALUE EQUITY PORTFOLIO

TOTAL NET ASSETS (3/31/01):
     $2.0 BILLION

PERFORMANCE BENCHMARK:
     RUSSELL 1000 VALUE INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO BE UNDERVALUED. TYPICALLY, THE MANAGER WILL FOCUS ON STOCKS WITH LOWER THAN AVERAGE PRICE-TO-EARNINGS AND PRICE-TO-BOOK RATIOS AND MARKET CAPITALIZATIONS IN EXCESS OF $10 BILLION. IN ADDITION TO IDENTIFYING OTHER CATALYSTS FOR POTENTIAL OUTPERFORMANCE, A COMPANY'S EARNINGS TREND AND ITS STOCK DIVIDEND POTENTIAL WILL ALSO BE FACTORS CONSIDERED IN SECURITY SELECTION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o FOR THE PERIOD, THE PORTFOLIO OUTPERFORMED ITS BENCHMARK, THE RUSSELL 1000 VALUE INDEX, WHICH RETURNED -6.69% AND ITS LIPPER PEER GROUP, LARGE CAP VALUE FUNDS, WHICH RETURNED -5.50%. THE PERIOD BEGAN WITH A STRONG FOCUS ON VALUE AS INVESTORS AVOIDED VOLATILE GROWTH STOCKS, PARTICULARLY TECHNOLOGY. THE STEEP DROP IN THE NASDAQ OVER THE PERIOD CAUSED CONSUMER CONFIDENCE TO FALL AND MARKETS TO DECLINE FURTHER, EVEN AS THE FED CUT RATES BY A TOTAL OF 150 BASIS POINTS.
     o THE PORTFOLIO'S PERFORMANCE BENEFITED FROM A FOCUS ON THE PORTFOLIO'S TRADITIONAL PHILOSOPHY OF FINDING STATISTICALLY INEXPENSIVE AND REASONABLY VALUED STOCKS, PERFORMING BOTTOM UP FUNDAMENTAL ANALYSIS OF COMPANIES, AND IDENTIFYING CATALYSTS THAT MIGHT MOVE STOCKS HIGHER.
     o SECOND HALF PERFORMANCE WAS STRONG, BENEFITING FROM CONCENTRATIONS IN STOCKS WITH STABLE EARNINGS, UNIQUE CATALYSTS AND REASONABLE VALUATIONS. FURTHERMORE, WE BELIEVED THAT THIS WOULD BE A PERIOD WHEN THE MARKET WOULD LOOK FOR VALUES IN SUCH TRADITIONAL LOW PRICE TO EARNINGS SECTORS AS ENERGY, ELECTRIC UTILITIES AND FINANCIAL COMPANIES. PERFORMANCE DIPPED SLIGHTLY IN JANUARY DUE TO THE MARKET'S FOCUS ON HIGH VOLATILITY STOCKS, BUT MOST OF THIS WAS CORRECTED IN FEBRUARY WHEN THERE WAS A RETURN TO "OLD ECONOMY" NAMES. THE PORTFOLIO BENEFITED FROM OVERWEIGHTING INSURANCE, ELECTRIC UTILITIES, ENERGY, AND CONSUMER STAPLES RELATIVE TO ITS BENCHMARK. AMONG SPECIFIC STOCKS THAT PERFORMED WELL FOR THE PORTFOLIO WERE SAFEWAY, ANDARKO, WASHINGTON MUTUAL, AND EXELON. GOING FORWARD, OUR DEFENSIVE POSITION MAY BE REDUCED BY EITHER INCREASING EXPOSURE TO "OLD ECONOMY" CYCLICALITY, SELECTED FINANCIALS OR BY BUYING BEATEN DOWN TECH STOCKS WHEN FUNDAMENTALS STABILIZE.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2001, the Portfolio is actively managed and the composition will vary.


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE LARGE CAP VALUE
      EQUITY PORTFOLIO AND RUSSELL 1000 VALUE INDEX FROM INCEPTION AND AT
                          EACH SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              Institutional Class  Service Class   Investor A Class  Investor B Class  Investor C Class  Russell 1000 Value Index
4/20/92             $10,000           $10,000          $ 9,550            $10,000           $10,000               $10,000
6/30/92               9,831             9,831            9,388              9,831             9,831                 9,842
9/30/92               9,882             9,882            9,437              9,882             9,882                 9,899
12/31/92             10,457            10,457            9,986             10,457            10,457                10,476
3/31/93              11,342            11,342           10,832             11,342            11,342                11,333
6/30/93              11,414            11,414           10,901             11,414            11,414                11,575
9/30/93              12,048            12,042           11,508             12,050            12,050                12,044
12/31/93             12,338            12,327           11,768             12,322            12,322                11,919
3/31/94              11,871            11,853           11,313             11,846            11,846                11,410
6/30/94              12,045            12,021           11,459             11,999            11,999                11,385
9/30/94              12,501            12,466           11,891             12,452            12,452                11,568
12/31/94             12,474            12,432           11,854             12,413            12,413                11,265
3/31/95              13,546            13,494           12,862             13,468            13,468                12,224
6/30/95              14,616            14,549           13,863             14,516            14,516                13,197
9/30/95              15,716            15,633           14,890             15,591            15,591                14,232
12/31/95             16,823            16,722           15,921             16,672            16,672                15,060
3/31/96              17,778            17,659           16,807             17,581            17,581                15,794
6/30/96              18,388            18,253           17,372             18,132            18,132                15,945
9/30/96              19,018            18,864           17,947             18,705            18,705                16,285
12/31/96             20,894            20,698           19,712             20,485            20,485                17,770
3/31/97              21,243            21,044           20,007             20,363            20,363                18,119
6/30/97              24,155            23,900           22,716             23,671            23,671                20,649
9/30/97              26,177            25,883           24,592             25,579            25,579                22,561
12/31/97             26,876            26,554           25,236             26,195            26,195                23,445
3/31/98              30,252            29,905           28,361             29,375            29,375                26,068
6/30/98              29,798            29,417           27,907             28,852            28,852                26,185
9/30/98              25,581            25,237           23,947             24,698            24,698                23,153
12/31/98             29,692            29,273           27,752             28,560            28,560                26,996
3/31/99              30,031            29,583           28,041             28,795            28,795                27,385
6/30/99              33,457            32,917           31,195             31,982            31,982                30,472
9/30/99              29,516            29,033           27,502             28,138            28,138                27,488
12/31/99             30,773            30,266           28,662             29,258            29,258                28,984
3/31/00              30,321            29,779           28,189             28,737            28,737                29,123
6/30/00              28,923            28,386           26,859             27,337            27,317                27,757
9/30/00              31,359            30,750           29,072             29,527            29,527                29,941
12/31/00             33,842            33,164           31,360             31,759            31,780                31,019
3/31/01              31,856            31,194           29,456             29,800            29,819                29,201

                        For period ending March 31, 2001

----------------------------------------------------------------------------------------------------
                                    AVERAGE ANNUAL TOTAL RETURN
                                             1 Year        3 Year        5 Year       From Inception
                                             ------        ------        -------      --------------
  Institutional Class                         5.07%         1.74%        12.38%            13.83%
  Service Class                               4.74%         1.41%        12.05%            13.55%
  Investor A Class (Load Adjusted)           (0.19)%       (0.26)%       10.35%            12.83%
  Investor A Class (NAV)                      4.50%         1.27%        11.88%            13.42%
  Investor B Class (Load Adjusted)           (0.80)%       (0.69)%       10.74%            12.91%
  Investor B Class (NAV)                      3.70%         0.47%        11.01%            12.91%
  Investor C Class (Load Adjusted)            2.77%         0.50%        11.02%            12.92%
  Investor C Class (NAV)                      3.77%         0.50%        11.02%            12.92%
----------------------------------------------------------------------------------------------------

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 4/20/92; Investor A Shares, 5/2/92; Service Shares, 7/29/93; Investor B Shares, 1/18/96; and Investor C Shares, 8/16/96. See "Note on Performance Information" on page 18 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BLACKROCK FUNDS

                        LARGE CAP GROWTH EQUITY PORTFOLIO

TOTAL NET ASSETS (3/31/01):
     $1.0 BILLION

PERFORMANCE BENCHMARK:
     RUSSELL 1000 GROWTH INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO HAVE ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATIONS IN EXCESS OF $10 BILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o AS THE U.S. ECONOMY WEAKENED AND THE FEDERAL RESERVE MOVED TO AN EASING POLICY, THE MARKET AS A WHOLE CONTINUED ITS DECIDEDLY NEGATIVE PERFORMANCE. DURING THE SECOND HALF OF THE YEAR, LARGE CAP GROWTH STOCKS, AS MEASURED BY THE RUSSELL 1000 GROWTH INDEX, SIGNIFICANTLY UNDERPERFORMED THE RUSSELL 1000 VALUE INDEX AS INVESTORS PREFERRED THE "OLD ECONOMY" STOCKS TO THE TECHNOLOGY STOCKS OF THE RUSSELL 1000 GROWTH INDEX.
     o CURRENTLY, THE PORTFOLIO IS POSTURED DEFENSIVELY IN RESPONSE TO CONCERNS OVER ECONOMIC TRENDS AS WELL AS REDUCED VISIBILITY FROM INDIVIDUAL COMPANIES. THE PORTFOLIO IS UNDERWEIGHT RELATIVE TO THE RUSSELL 1000 GROWTH INDEX IN THE TECHNOLOGY SECTOR, REFLECTING CONCERNS OVER GENERAL SPENDING TRENDS AS WELL AS COMPANY SPECIFIC WARNINGS. THE PORTFOLIO IS OVERWEIGHT FINANCE AND CAPITAL GOODS, REFLECTING THE EASING MONETARY ENVIRONMENT AND THE ATTRACTIVENESS OF EARLY CYCLE GROWTH INVESTMENTS.
     o STRONG PERFORMERS FOR THE PERIOD INCLUDED STRYKER AND WAL MART, WHILE POSITIONS IN NEXTEL AND INTEL HURT PERFORMANCE.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2001, the Portfolio is actively managed and the composition will vary.


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE LARGE CAP GROWTH
    EQUITY PORTFOLIO AND RUSSELL 1000 GROWTH INDEX FROM INCEPTION AND AT EACH
                             SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              Institutional Class   Service Class   Investor A Class  Investor B Class  Investor C Class  Russell 1000 Growth Index
11/1/89             $10,000            $10,000          $ 9,550            $10,000           $10,000               $10,000
12/31/89             10,825             10,825           10,338             10,825            10,825                10,396
3/31/90              10,493             10,493           10,021             10,493            10,493                10,053
6/30/90              10,987             10,987           10,493             10,987            10,987                10,651
9/30/90              10,040             10,040            9,589             10,040            10,040                 9,096
12/31/90             10,603             10,603           10,126             10,603            10,603                 9,963
3/31/91              11,397             11,397           10,884             11,397            11,397                11,510
6/30/91              11,304             11,304           10,795             11,304            11,304                11,459
9/30/91              11,993             11,993           11,454             11,993            11,993                12,167
12/31/91             13,361             13,361           12,760             13,361            13,361                13,254
3/31/92              12,389             12,389           11,831             12,389            12,389                12,967
6/30/92              12,455             12,455           11,894             12,455            12,455                13,148
9/30/92              12,581             12,581           12,014             12,581            12,581                13,579
12/31/92             13,228             13,228           12,631             13,228            13,228                14,451
3/31/93              13,473             13,473           12,865             13,473            13,473                15,053
6/30/93              13,912             13,912           13,271             13,912            13,912                15,157
9/30/93              15,371             15,371           14,651             15,371            15,371                15,646
12/31/93             15,039             15,039           14,338             15,039            15,039                15,919
3/31/94              13,859             13,859           13,200             13,859            13,859                15,290
6/30/94              13,001             13,001           12,370             13,001            13,001                15,260
9/30/94              13,657             13,657           12,983             13,657            13,657                16,041
12/31/94             13,525             13,525           12,841             13,525            13,525                15,979
3/31/95              14,755             14,755           13,997             14,755            14,755                17,499
6/30/95              16,075             16,075           15,237             16,075            16,075                19,147
9/30/95              17,737             17,737           16,781             17,737            17,737                20,853
12/31/95             18,183             18,183           17,192             18,183            18,183                22,012
3/31/96              19,333             19,333           18,267             19,333            19,333                23,226
6/30/96              20,471             20,471           19,315             20,447            20,447                24,171
9/30/96              21,048             21,048           19,833             20,954            20,954                24,958
12/31/96             21,884             21,884           20,591             21,727            21,727                26,948
3/31/97              21,746             21,746           20,451             21,521            21,521                27,365
6/30/97              25,867             25,858           24,304             25,534            25,534                32,540
9/30/97              28,140             28,115           26,412             27,697            27,697                34,987
12/31/97             28,104             28,051           26,335             27,567            27,567                36,040
3/31/98              32,837             32,752           30,725             32,162            32,096                40,859
6/30/98              34,918             34,793           32,642             34,169            34,032                42,710
9/30/98              31,451             31,303           29,358             30,732            30,557                38,827
12/31/98             39,716             39,523           37,039             38,771            38,480                49,210
3/31/99              42,850             42,590           39,905             41,774            41,367                52,339
6/30/99              43,643             43,361           40,612             42,442            42,028                54,354
9/30/99              42,604             42,290           39,605             41,301            40,898                52,360
12/31/99             54,214             53,789           50,369             52,394            51,883                65,528
3/31/00              57,391             56,871           53,230             55,286            54,747                70,200
6/30/00              55,537             55,022           51,489             53,379            52,836                68,305
9/30/00              52,360             51,831           48,441             50,128            49,571                64,630
12/31/00             40,459             40,024           37,382             38,629            38,185                50,838
3/31/01              29,365             29,017           27,102             27,948            27,630                40,213

                        For period ending March 31, 2001

---------------------------------------------------------------------------------------------------------------
                                          AVERAGE ANNUAL TOTAL RETURN
                                             1 Year       3 Year       5 Year       10 Year      From Inception
                                           --------       -------      ------       -------      --------------
  Institutional Class                      (48.83)%       (3.66)%       8.72%        9.93%             9.89%
  Service Class                            (48.99)%       (3.96)%       8.39%        9.69%             9.69%
  Investor A Class (Load Adjusted)         (51.38)%       (5.55)%       7.22%        9.05%             9.12%
  Investor A Class (NAV)                   (49.08)%       (4.09)%       8.21%        9.55%             9.56%
  Investor B Class (Load Adjusted)         (51.73)%       (6.28)%       7.13%        7.93%             9.18%
  Investor B Class (NAV)                   (49.45)%       (4.82)%       7.44%        9.11%             9.18%
  Investor C Class (Load Adjusted)         (50.05)%       (4.87)%       7.40%        9.09%             9.16%
  Investor C Class (NAV)                   (49.53)%       (4.87)%       7.40%        9.09%             9.16%
---------------------------------------------------------------------------------------------------------------

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 11/1/89; Investor A Shares, 3/14/92; Service Shares, 7/29/93; Investor B Shares, 1/24/96; and Investor C Shares, 1/24/97. See "Note on Performance Information" on page 18 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BLACKROCK FUNDS

                         MID-CAP VALUE EQUITY PORTFOLIO

TOTAL NET ASSETS (3/31/01):
     $274.4 MILLION

PERFORMANCE BENCHMARK:
     RUSSELL MIDCAP VALUE INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO BE UNDERVALUED. TYPICALLY, THE MANAGER WILL FOCUS ON STOCKS WITH LOWER THAN AVERAGE PRICE-TO-EARNINGS AND PRICE-TO-BOOK RATIOS AND MARKET CAPITALIZATIONS GENERALLY BETWEEN $2 BILLION AND $15 BILLION. A COMPANY'S EARNINGS TREND AND ITS STOCK'S DIVIDEND GROWTH RATE WILL ALSO BE FACTORS CONSIDERED IN SECURITY SELECTION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o THE SEMI-ANNUAL PERIOD BEGAN WITH A STRONG FOCUS ON VALUE AS INVESTORS AVOIDED VOLATILE GROWTH STOCKS, PARTICULARLY TECHNOLOGY STOCKS. THE STEEP DROP IN THE NASDAQ OVER THE PERIOD CAUSED CONSUMER CONFIDENCE TO FALL AND MARKETS TO DECLINE FURTHER, EVEN AS THE FED CUT RATES BY A TOTAL OF 150 BASIS POINTS.
     o OVERWEIGHTS IN HEALTHCARE SERVICES AND CAPITAL GOODS HAD A POSITIVE IMPACT ON THE PORTFOLIO'S PERFORMANCE WHILE AN OVERWEIGHT IN TECHNOLOGY HAD A NEGATIVE IMPACT. IN ADDITION, PORTFOLIO PERFORMANCE WAS HURT BY AN UNDERWEIGHT IN TRANSPORTATION. STOCK SELECTION IN TECHNOLOGY HARDWARE, UTILITIES AND SPECIALTY FINANCE ALSO HAD A NEGATIVE IMPACT ON THE PERFORMANCE OF THE PORTFOLIO AS THE MANAGER LOOKED FOR OPPORTUNITIES WITH IMPROVED EARNINGS OUTLOOK WITHIN THE VALUE SECTORS AT A TIME WHEN THE MARKET REWARDED DEEP, DEFENSIVE VALUE. FOR THE MOST RECENT QUARTER, VALUE STOCKS OUTPERFORMED GROWTH STOCKS AND THE MID-CAP VALUE ASSET CLASS OUTPERFORMED THE MID-CAP GROWTH ASSET CLASS BY 31.35%. THE BEST PERFORMING SECTORS OF THE PERIOD WERE HEALTHCARE, UTILITIES AND REITS. MEASURED AGAINST THE RUSSELL MIDCAP VALUE INDEX, THE PORTFOLIO CONTINUES TO BE OVERWEIGHT TECHNOLOGY, ENERGY AND HEALTHCARE, AND UNDERWEIGHT UTILITIES.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2001, the Portfolio is actively managed and the composition will vary.


 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MID-CAP VALUE EQUITY PORTFOLIO AND THE RUSSELL MIDCAP VALUE INDEX FROM INCEPTION AND AT EACH
                                  QUARTER-END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              Institutional Class   Service Class  Investor A Class  Investor B Class  Investor C Class  Russell Mid Cap Value Index
12/27/96            $10,000            $10,000         $ 9,550            $10,000           $10,000                $10,000
3/31/97              10,084             10,071           9,617             10,065            10,065                 10,170
6/30/97              11,383             11,363          10,838             11,328            11,328                 11,450
9/30/97              12,910             12,881          12,273             12,823            12,823                 12,910
12/31/97             12,856             12,819          12,218             12,741            12,741                 13,436
3/31/98              14,288             14,240          13,558             14,126            14,126                 14,778
6/30/98              13,475             13,418          12,765             13,269            13,269                 14,398
9/30/98              11,144             11,086          10,548             10,944            10,944                 12,433
12/31/98             12,670             12,588          11,971             12,401            12,401                 14,119
3/31/99              11,997             11,908          11,328             11,709            11,709                 13,680
6/30/99              13,480             13,372          12,717             13,114            13,114                 15,209
9/30/99              12,001             11,893          11,300             11,636            11,636                 13,591
12/31/99             12,812             12,688          12,065             12,387            12,387                 14,104
3/31/00              13,180             13,029          12,392             12,704            12,704                 14,246
6/30/00              12,638             12,492          11,872             12,143            12,143                 14,007
9/30/00              13,766             13,600          12,913             13,189            13,189                 15,359
12/31/00             14,619             14,422          13,694             13,954            13,954                 16,810
3/31/01              13,551             13,364          12,682             12,652            12,910                 16,217

                        For period ending March 31, 2001

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                                          1 Year       3 Year     From Inception
                                         -------      -------     --------------
  Institutional Class                     2.81%       (1.76)%          7.39%
  Service Class                           2.58%       (2.07)%          7.06%
  Investor A Class (Load Adjusted)       (2.25)%      (3.71)%          5.72%
  Investor A Class (NAV)                  2.34%       (2.23)%          6.86%
  Investor B Class (Load Adjusted)       (2.87)%      (4.43)%          5.79%
  Investor B Class (NAV)                  1.63%       (2.95)%          6.18%
  Investor C Class (Load Adjusted)        0.63%       (2.95)%          6.18%
  Investor C Class (NAV)                  1.63%       (2.95)%          6.18%
--------------------------------------------------------------------------------
The inception date of the Portfolio's Institutional, Service, Investor A, Investor B and Investor C Shares was 12/27/96. See "Note on Performance Information" on page 18 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BLACKROCK FUNDS

                         MID-CAP GROWTH EQUITY PORTFOLIO

TOTAL NET ASSETS (3/31/01):
     $582.5 MILLION

PERFORMANCE BENCHMARK:
     RUSSELL MIDCAP GROWTH INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO HAVE ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATIONS GENERALLY BETWEEN $2 BILLION AND $15 BILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o AS THE U.S. ECONOMY WEAKENED AND THE FEDERAL RESERVE MOVED TO
 AN EASING POLICY, THE MARKET AS A WHOLE CONTINUED ITS DECIDEDLY NEGATIVE PERFORMANCE. DURING THE SECOND HALF OF THE YEAR, MID-CAP GROWTH STOCKS, AS MEASURED BY THE RUSSELL MIDCAP GROWTH INDEX, SIGNIFICANTLY UNDERPERFORMED THE RUSSELL MIDCAP VALUE INDEX AS VALUE STOCKS CONTINUED TO OUTPERFORM THEIR GROWTH COUNTERPARTS. ADDITIONALLY, THE MID-CAP GROWTH EQUITY ASSET CLASS CLOSED THE PERIOD AS ONE OF THE WORST PERFORMING ASSET CLASSES.
     o THE PORTFOLIO IS POSITIONED WITH SIGNIFICANT SECTOR UNDERWEIGHTS RELATIVE TO THE RUSSELL MIDCAP GROWTH INDEX IN SOFTWARE AND ELECTRONIC
TECHNOLOGY, COMMERCIAL SERVICES, AND HEALTHCARE PRODUCTS/DRUGS. THE RETAIL AND CONSUMER SERVICES SECTORS REMAIN AREAS IN WHICH WE HAVE UNCOVERED COMPANIES FOR INVESTMENT, AND WE ARE OVERWEIGHT VERSUS THE INDEX IN THESE SECTORS.
     o RELATIVE TO THE INDEX, THE PORTFOLIO'S TECHNOLOGY UNDERWEIGHT PROVED BENEFICIAL TO PERFORMANCE AND CONTRIBUTED TO TOTAL RETURN OVER THE PERIOD.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2001 the Portfolio is actively managed and the composition will vary.


   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MID-CAP GROWTH EQUITY PORTFOLIO AND THE RUSSELL MIDCAP GROWTH INDEX FROM INCEPTION AND AT
                               EACH QUARTER-END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             Institutional Class  Service Class  Investor A Class   Investor B Class  Investor C Class  Russell Mid Cap Growth Index
12/27/96           $10,000           $10,000         $ 9,550             $10,000           $10,000                $10,000
3/31/97              8,894             8,930           8,519               8,920             8,920                  9,635
6/30/97             10,528            10,550          10,066              10,530            10,530                 11,053
9/30/97             12,151            12,170          11,594              12,110            12,110                 12,600
12/31/97            11,474            11,480          10,944              11,400            11,400                 12,253
3/31/98             12,911            12,913          12,293              12,782            12,782                 13,741
6/30/98             13,081            13,074          12,446              12,913            12,913                 13,732
9/30/98             11,173            11,158          10,615              10,997            10,997                 11,439
12/31/98            14,036            14,003          13,313              13,771            13,771                 14,468
3/31/99             15,986            15,940          15,153              15,649            15,649                 14,963
6/30/99             17,986            17,927          17,021              17,556            17,556                 16,522
9/30/99             19,213            19,128          18,158              18,687            18,687                 15,694
12/31/99            31,028            30,867          29,298              30,091            30,091                 21,891
3/31/00             37,718            37,495          35,574              36,474            36,477                 26,514
6/30/00             34,188            33,963          32,183              32,950            32,960                 24,549
9/30/00             36,820            36,557          34,613              34,327            35,475                 25,168
12/31/00            27,560            27,352          25,880              26,421            26,482                 19,268
3/31/01             20,281            20,115          19,035              18,992            19,419                 14,434

                        For period ending March 31, 2001

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                                            1 Year      3 Year    From Inception
                                           --------     ------    --------------
  Institutional Class                      (46.23)%     16.24%         18.16%
  Service Class                            (46.35)%     15.92%         17.83%
  Investor A Class (Load Adjusted)         (48.91)%     13.94%         16.32%
  Investor A Class (NAV)                   (46.49)%     15.69%         17.58%
  Investor B Class (Load Adjusted)         (49.25)%     13.99%         16.52%
  Investor B Class (NAV)                   (46.86)%     14.88%         16.80%
  Investor C Class (Load Adjusted)         (47.32)%     14.84%         16.78%
  Investor C Class (NAV)                   (46.76)%     14.84%         16.78%
--------------------------------------------------------------------------------
The inception date of the Portfolio's Institutional, Service, Investor A, Investor B and Investor C Shares was 12/27/96. See "Note on Performance Information" on page 18 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BLACKROCK FUNDS

                        SMALL CAP VALUE EQUITY PORTFOLIO

TOTAL NET ASSETS (3/31/01):
     $515.3 MILLION

PERFORMANCE BENCHMARK:
     RUSSELL 2000 VALUE INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO BE UNDERVALUED. TYPICALLY, THE MANAGER WILL FOCUS ON STOCKS WITH LOWER THAN AVERAGE PRICE-TO-EARNINGS AND PRICE-TO-BOOK RATIOS AND MARKET CAPITALIZATIONS LESS THAN $2 BILLION. A COMPANY'S EARNINGS TREND AND ITS STOCK'S DIVIDEND GROWTH RATE WILL ALSO BE FACTORS CONSIDERED IN SECURITY SELECTION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o THE PERIOD BEGAN WITH A STRONG FOCUS ON VALUE AS INVESTORS AVOIDED VOLATILE GROWTH STOCKS, PARTICULARLY TECHNOLOGY STOCKS. THE STEEP DROP IN THE NASDAQ OVER THE PERIOD CAUSED CONSUMER CONFIDENCE TO FALL AND MARKETS TO DECLINE FURTHER, EVEN AS THE FED CUT RATES BY A TOTAL OF 150 BASIS POINTS. AS AN ASSET CLASS, SMALL CAP STOCKS OUTPERFORMED ALL OTHER ASSET CLASSES, AND THE RUSSELL 2000 VALUE INDEX OUTPERFORMED THE RUSSELL 2000 GROWTH INDEX.
     o FOR THE PERIOD, THE PORTFOLIO LAGGED THE RUSSELL 2000 VALUE INDEX MAINLY DUE TO AN UNDERWEIGHT IN BANKS AND AN EARLY OVERWEIGHT IN TECHNOLOGY COMPANIES. THE PORTFOLIO'S UNDERWEIGHT IN COMMERCIAL SERVICES AND OVERWEIGHT IN HEALTHCARE VERSUS THE RUSSELL 2000 VALUE INDEX POSITIVELY CONTRIBUTED TO PERFORMANCE. STOCK SELECTION WAS NEGATIVE IN THE AREAS OF TECHNOLOGY AND CONSUMER CYCLICALS WHERE THE MARKET BEGAN TO LOOK FOR DEEP VALUE COMPANIES IRRESPECTIVE OF A DETERIORATING EARNINGS OUTLOOK.
     o CURRENTLY, OUR VALUATION MODEL HAS STARTED TO RECOMMEND A PREMATURE INCREASED EXPOSURE IN TECHNOLOGY COMPANIES, AS STOCK PRICES IN THIS SECTOR HAVE FALLEN SEVERELY. WE HAVE DE-EMPHASIZED EARLY CYCLE HEALTHCARE SERVICE STOCKS, AS THEIR VALUATIONS REFLECT IMPROVED FUNDAMENTALS. VALUATIONS ARE BROADENING OUT ACROSS SECTORS AND OUR QUANTITATIVE SCREEN HAS IDENTIFIED CONSUMER CYCLICALS, CONSUMER STAPLES, CONSUMER SERVICES, PRODUCER DURABLES, AND TRANSPORTATION AS ATTRACTIVE AREAS FOR INVESTMENT.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2001, the Portfolio is actively managed and the composition will vary.


 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SMALL CAP VALUE
    EQUITY PORTFOLIO AND THE RUSSELL 2000 VALUE INDEX FROM INCEPTION AND AT
                          EACH SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              Institutional Class   Service Class   Investor A Class   Investor B Class  Investor C Class   Russell 2000 Value Index
4/13/92             $10,000            $10,000          $ 9,550             $10,000           $10,000                $10,000
6/30/92               9,680              9,680            9,244               9,680             9,680                  9,657
9/30/92              10,151             10,151            9,694              10,151            10,151                  9,933
12/31/92             11,686             11,686           11,160              11,686            11,686                 11,416
3/31/93              12,412             12,412           11,854              12,412            12,412                 11,903
6/30/93              12,251             12,251           11,699              12,251            12,251                 12,162
9/30/93              13,233             13,232           12,637              13,232            13,232                 13,225
12/31/93             13,866             13,856           13,228              13,851            13,851                 13,596
3/31/94              13,608             13,599           12,973              13,584            13,584                 13,236
6/30/94              13,349             13,322           12,707              13,306            13,306                 12,720
9/30/94              14,061             14,022           13,378              14,009            14,009                 13,603
12/31/94             13,800             13,768           13,125              13,733            13,733                 13,350
3/31/95              14,256             14,212           13,548              14,154            14,154                 13,965
6/30/95              15,085             15,028           14,311              14,933            14,933                 15,274
9/30/95              16,513             16,428           15,644              16,297            16,297                 16,783
12/31/95             16,994             16,898           16,091              16,732            16,732                 17,147
3/31/96              17,903             17,797           16,923              17,583            17,583                 18,023
6/30/96              18,519             18,383           17,474              18,123            18,123                 18,925
9/30/96              18,599             18,449           17,530              18,146            18,146                 18,991
12/31/96             20,369             20,203           19,203              19,829            19,829                 19,979
3/31/97              20,206             20,015           19,016              19,210            19,210                 18,946
6/30/97              24,603             24,362           23,139              23,325            23,325                 21,805
9/30/97              30,016             29,686           28,184              28,370            28,370                 24,616
12/31/97             30,280             29,911           28,392              28,534            28,534                 25,030
3/31/98              32,657             32,241           30,578              30,677            30,677                 27,120
6/30/98              30,942             30,507           28,939              28,966            28,966                 26,141
9/30/98              24,902             24,540           23,270              23,239            23,239                 21,467
12/31/98             28,396             27,965           26,512              26,425            26,425                 23,414
3/31/99              24,225             23,835           22,572              22,483            22,483                 21,145
6/30/99              28,416             27,939           26,445              26,280            26,280                 24,644
9/30/99              26,202             25,738           24,369              24,154            24,154                 22,715
12/31/99             27,020             26,525           25,098              24,830            24,830                 23,062
3/31/00              27,700             27,167           25,695              25,386            25,404                 23,941
6/30/00              28,146             27,588           26,094              25,724            25,724                 24,405
9/30/00              30,696             30,060           28,413              27,952            27,969                 26,197
12/31/00             32,520             31,831           30,104              29,531            29,550                 28,321
3/31/01              31,495             30,818           29,123              28,533            28,554                 28,596

                        For period ending March 31, 2001

----------------------------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                                             1 Year        3 Year        5 Year       From Inception
                                             ------        -------       ------       --------------
  Institutional Class                        13.71%        (1.20)%        9.95%            12.50%
  Service Class                              13.44%        (1.49)%        9.60%            12.22%
  Investor A Class (Load Adjusted)            8.23%        (3.11)%        8.46%            11.51%
  Investor A Class (NAV)                     13.34%        (1.61)%        9.46%            12.09%
  Investor B Class (Load Adjusted)            7.90%        (3.87)%        8.33%            11.51%
  Investor B Class (NAV)                     12.40%        (2.39)%        8.62%            11.51%
  Investor C Class (Load Adjusted)           11.40%        (2.37)%        8.63%            11.52%
  Investor C Class (NAV)                     12.40%        (2.37)%        8.63%            11.52%
----------------------------------------------------------------------------------------------------

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 4/13/92; Investor A Shares, 6/2/92; Service Shares, 7/29/93; Investor B Shares, 10/3/94; and Investor C Shares, 10/1/96. See "Note on Performance Information" on page 18 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BLACKROCK FUNDS

                        SMALL CAP GROWTH EQUITY PORTFOLIO

TOTAL NET ASSETS (3/31/01):
     $1.6 BILLION

PERFORMANCE BENCHMARK:
     RUSSELL 2000 GROWTH INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO HAVE ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATIONS LESS THAN $2 BILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o AS THE U.S. ECONOMY WEAKENED AND THE FEDERAL RESERVE MOVED TO AN EASING POLICY, THE MARKET AS A WHOLE CONTINUED ITS DECIDEDLY NEGATIVE PERFORMANCE. DURING THE SECOND HALF OF THE YEAR, SMALL CAP GROWTH STOCKS, AS MEASURED BY THE RUSSELL 2000 GROWTH INDEX, SIGNIFICANTLY UNDERPERFORMED THE RUSSELL 2000 VALUE INDEX AS INVESTORS CONTINUED TO FAVOR LESS VOLATILE VALUE STOCKS.
     o THE PORTFOLIO IS CURRENTLY POSITIONED WITH SIGNIFICANT SECTOR UNDERWEIGHTS RELATIVE TO THE RUSSELL 2000 GROWTH INDEX IN BOTH SOFTWARE AND ELECTRONIC TECHNOLOGY, AS WELL AS COMMERCIAL SERVICES. THE PORTFOLIO HAS BUILT UP A SUBSTANTIAL OVERWEIGHT IN THE ENERGY SECTOR.
     o OVER THE PERIOD, THIS OVERWEIGHT IN ENERGY AS WELL AS OTHER DEFENSIVE SECTORS, ALONG WITH AN UNDERWEIGHT IN TECHNOLOGY, HELPED PERFORMANCE. POSITIONS IN BIOTECHNOLOGY/HEALTH TECHNOLOGY HAVE RECENTLY PERFORMED POORLY AND CONTRIBUTED TO NEGATIVE PERFORMANCE.
     o THE MANAGER CONTINUES TO SEE PRICE STRENGTH IN OIL AND GAS PRODUCTION COMPANIES AND CONTRACT DRILLING COMPANIES.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2001, the Portfolio is actively managed and the composition will vary.


 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SMALL CAP GROWTH EQUITY PORTFOLIO AND THE RUSSELL 2000 GROWTH INDEX FROM INCEPTION AND AT EACH
                             SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             Institutional Class   Service Class   Investor A Class   Investor B Class  Investor C Class   Russell 2000 Growth Index
9/14/93            $10,000            $10,000          $ 9,550             $10,000           $10,000                $10,000
9/30/93             10,470             10,470            9,956              10,470            10,470                 10,141
12/31/93            10,379             10,374            9,904              10,371            10,371                 10,407
3/31/94              9,858              9,854            9,398               9,841             9,841                  9,984
6/30/94              9,169              9,143            8,729               9,141             9,141                  9,357
9/30/94             10,170             10,144            9,666              10,121            10,121                 10,231
12/31/94            10,990             10,955           10,439              10,931            10,931                 10,155
3/31/95             11,672             11,635           11,079              11,601            11,601                 10,711
6/30/95             13,195             13,146           12,512              13,101            13,101                 11,773
9/30/95             15,100             15,026           14,307              14,981            14,981                 13,111
12/31/95            16,213             16,066           15,282              16,002            16,002                 13,304
3/31/96             18,291             18,107           17,221              17,993            17,993                 14,069
6/30/96             20,941             20,719           19,695              20,534            20,534                 14,891
9/30/96             22,025             21,809           20,717              21,535            21,535                 14,763
12/31/96            21,332             21,110           20,040              20,784            20,784                 14,803
3/31/97             17,182             16,989           16,114              16,190            16,190                 13,240
6/30/97             20,921             20,678           19,608              20,267            20,267                 15,564
9/30/97             25,524             25,197           23,883              24,650            24,650                 18,197
12/31/97            23,293             22,964           21,772              22,449            22,449                 16,705
3/31/98             25,534             25,153           23,829              24,528            24,528                 18,689
6/30/98             24,566             24,177           22,909              23,517            23,517                 17,615
9/30/98             19,923             19,552           18,554              19,006            19,006                 13,676
12/31/98            25,009             24,516           23,256              23,788            23,788                 16,909
3/31/99             25,692             25,173           23,884              24,369            24,369                 16,625
6/30/99             26,841             26,273           24,923              25,380            25,380                 19,077
9/30/99             28,878             28,257           26,787              27,233            27,233                 18,139
12/31/99            43,132             42,170           39,974              40,558            40,558                 24,195
3/31/00             51,901             50,693           48,041              48,653            48,670                 26,443
6/30/00             56,785             55,493           52,672              53,363            53,396                 28,394
9/30/00             56,864             55,527           52,640              53,283            53,315                 27,267
12/31/00            45,161             44,144           41,791              42,222            42,242                 21,759
3/31/01             34,043             33,249           31,490              31,729            31,762                 18,450

                        For period ending March 31, 2001

-----------------------------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                                             1 Year         3 Year        5 Year       From Inception
                                            --------        ------        ------       --------------
  Institutional Class                       (45.69)%         3.35%         9.04%            14.72%
  Service Class                             (45.76)%         3.01%         8.72%            14.35%
  Investor A Class (Load Adjusted)          (48.41)%         1.31%         7.55%            13.47%
  Investor A Class (NAV)                    (45.98)%         2.89%         8.55%            14.17%
  Investor B Class (Load Adjusted)          (48.72)%         1.00%         7.45%            13.57%
  Investor B Class (NAV)                    (46.30)%         2.13%         7.74%            13.57%
  Investor C Class (Load Adjusted)          (46.84)%         2.13%         7.75%            13.58%
  Investor C Class (NAV)                    (46.29)%         2.13%         7.75%            13.58%
-----------------------------------------------------------------------------------------------------

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 9/14/93; Service and Investor A Shares, 9/15/93; Investor B Shares, 1/18/96; and Investor C Shares, 9/6/96. See "Note on Performance Information" on page 18 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BLACKROCK FUNDS

                           MICRO-CAP EQUITY PORTFOLIO

TOTAL NET ASSETS (3/31/01):
     $270.7 MILLION

PERFORMANCE BENCHMARK:
     WILSHIRE MICRO CAP INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO HAVE FAVORABLE AND ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATIONS BETWEEN $25 MILLION AND $500 MILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o FOR THE PERIOD, THE MARKET CONTINUED TO REACT NEGATIVELY TO THE DETERIORATING MACRO ENVIRONMENT. ECONOMIC WEAKNESS BECAME MORE EXTENSIVE, CORPORATE EARNINGS FELL, AND ENERGY PRICES REMAINED HIGH. AS THE ECONOMY WEAKENED AND THE FEDERAL RESERVE MOVED TO AN EASING MONETARY POLICY, VALUE STOCKS SUBSTANTIALLY OUTPERFORMED GROWTH STOCKS.
     o THE PORTFOLIO IS POSITIONED WITH OVERWEIGHTS RELATIVE TO THE WILSHIRE MICRO CAP INDEX IN THE CAPITAL GOODS, ENERGY, HEALTHCARE AND RETAIL SECTORS. THE PORTFOLIO IS SIGNIFICANTLY UNDERWEIGHT IN THE FINANCIAL AND TECHNOLOGY SECTORS.
     o PERFORMANCE HAS BEEN ENHANCED BY STOCK SELECTION IN THE CAPITAL GOODS SECTOR AND BY AN UNDERWEIGHT IN THE TECHNOLOGY SECTOR. POSITIONS IN HEALTH TECHNOLOGY CONTRIBUTED NEGATIVELY TO PERFORMANCE.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2001, the Portfolio is actively managed and the composition will vary.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
              MICRO-CAP EQUITY PORTFOLIO AND THE WILSHIRE MICRO CAP
                  INDEX FROM INCEPTION AND AT EACH QUARTER-END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              Institutional Class   Service Class   Investor A Class   Investor B Class  Investor C Class    Wilshire Micro Cap
5/1/98              $10,000            $10,000          $ 9,550             $10,000           $10,000              $10,000
5/31/98              10,570             10,570           10,042              10,570            10,570                9,506
6/30/98              10,951             10,951           10,403              10,951            10,951                9,461
7/31/98              10,861             10,861           10,318              10,861            10,861                8,860
8/31/98               8,710              8,710            8,275               8,701             8,701                6,995
9/30/98               9,391              9,391            8,911               9,370             9,370                7,251
10/31/98              9,051              9,051            8,589               9,020             9,020                7,404
11/30/98             10,960             10,950           10,394              10,910            10,910                7,974
12/31/98             13,031             13,010           12,351              12,960            12,960                9,017
1/31/99              13,880             13,860           13,159              13,789            13,789                9,431
2/28/99              13,131             13,110           12,446              13,039            13,039                8,785
3/31/99              15,880             15,850           15,039              15,739            15,739                8,308
4/30/99              16,700             16,660           15,809              16,539            16,539                8,573
5/31/99              17,061             17,020           16,151              16,889            16,889                8,783
6/30/99              20,950             20,811           19,819              20,710            20,710                9,495
7/31/99              21,520             21,379           20,350              21,261            21,261                9,588
8/31/99              23,799             23,630           22,497              23,480            23,480                9,298
9/30/99              24,730             24,547           23,372              24,380            24,380                9,178
12/31/00             41,897             41,558           39,536              41,180            41,180               11,695
3/31/00              55,262             54,777           52,092              54,143            54,147               14,118
6/30/00              53,201             52,679           50,097              51,977            51,970               12,759
9/30/00              50,360             49,829           47,367              47,329            49,050               12,735
12/31/00             38,651             38,209           36,302              37,520            37,523               10,761
3/31/01              30,129             29,769           28,266              28,129            29,163               11,209

                        For period ending March 31, 2001

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                                                  1 Year          From Inception
                                                  --------        --------------
  Institutional Class                             (45.48)%            45.92%
  Service Class                                   (45.66)%            45.50%
  Investor A Class (Load Adjusted)                (48.44)%            42.75%
  Investor A Class (NAV)                          (45.73)%            45.30%
  Investor B Class (Load Adjusted)                (48.58)%            43.68%
  Investor B Class (NAV)                          (46.16)%            44.28%
  Investor C Class (Load Adjusted)                (46.69)%            44.29%
  Investor C Class (NAV)                          (46.14)%            44.29%
--------------------------------------------------------------------------------
The inception date of the Portfolio's Institutional, Service, Investor A, Investor B, and Investor C Shares was 5/1/98. See "Note on Performance Information" on page 18 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BLACKROCK FUNDS

                      GLOBAL SCIENCE & TECHNOLOGY PORTFOLIO

TOTAL NET ASSETS (3/31/01):
     $78.7 MILLION

PERFORMANCE BENCHMARK:
     S&P 500 INDEX

INVESTMENT APPROACH:
     SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING IN U.S. AND FOREIGN COMPANIES WITH MARKET CAPITALIZATIONS GREATER THAN $25 MILLION. THE MANAGER SCREENS FOR COMPANIES IN THE SCIENCE AND TECHNOLOGY SECTORS WITH EARNINGS GROWTH POTENTIAL OF 20% OR HIGHER.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o FOR THE PERIOD, THE MARKET CONTINUED TO REACT NEGATIVELY TO THE DETERIORATING MACRO ENVIRONMENT. ECONOMIC WEAKNESS BECAME MORE EXTENSIVE, CORPORATE EARNINGS FELL, AND ENERGY PRICES REMAINED HIGH. AS THE U.S. ECONOMY WEAKENED AND THE FEDERAL RESERVE MOVED TO AN EASING MONETARY POLICY, VALUE STOCKS SUBSTANTIALLY OUTPERFORMED GROWTH STOCKS. IN THIS TYPE OF MARKET, INVESTORS BECAME WARY OF THE TECHNOLOGY, TELECOM, AND BIOTECHNOLOGY INDUSTRIES AND INTEREST SHIFTED TO COMPANIES WITH MORE TRADITIONAL VALUATIONS.
     o NEGATIVE PERFORMANCE CAN BE ATTRIBUTED TO THE FOCUSED NATURE OF THE PORTFOLIO AND THE FACT THAT TECHNOLOGY WAS ONE OF THE WORST PERFORMING MARKET SECTORS FOR THE PERIOD. AS TECHNOLOGY CONTINUED TO UNDERPERFORM OTHER SECTORS, THE PORTFOLIO MOVED ASSETS AWAY FROM TECHNOLOGY AND INTO HEALTHCARE RELATED STOCKS, VIEWED AS A SAFER SECTOR.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2001, the Portfolio is actively managed and the composition will vary.


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GLOBAL SCIENCE & TECHNOLOGY PORTFOLIO AND THE S&P 500 INDEX FROM INCEPTION AND AT EACH MONTH END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              Institutional Class   Service Class   Investor A Class   Investor B Class   Investor C Class     S&P 500
5/15/00             $10,000            $10,000          $ 9,500             $10,000            $10,000         $10,000
5/31/00               9,600              9,600            9,120               9,600              9,600           9,781
6/30/00              11,400             11,400           10,830              11,390             11,390          10,023
7/31/00              10,840             10,840           10,298              10,821             10,821           9,866
8/31/00              12,530             12,521           11,894              12,491             12,491          10,479
9/30/00              12,490             12,480           11,847              12,441             12,441           9,925
10/31/00             11,010             11,000           10,441              10,960             10,960           9,884
11/30/00              9,730              9,730            9,224               9,670              9,680           9,105
12/31/00              9,489              9,489            8,996               9,430              9,430           9,150
1/31/01               8,630              8,630            8,180               8,560              8,560           9,474
2/28/01               6,969              6,960            6,603               6,910              6,910           8,610
3/31/01               6,189              6,180            5,862               5,854              6,068           8,064

                        For period ending March 31, 2001

--------------------------------------------------------------------------------
                                  TOTAL RETURN
                                                        From Inception
                                                        --------------
  Institutional Class                                      (38.10)%
  Service Class                                            (38.20)%
  Investor A Class (Load Adjusted)                         (41.39)%
  Investor A Class (NAV)                                   (38.30)%
  Investor B Class (Load Adjusted)                         (41.50)%
  Investor B Class (NAV)                                   (38.70)%
  Investor C Class (Load Adjusted)                         (39.30)%
  Investor C Class (NAV)                                   (38.70)%
--------------------------------------------------------------------------------
The inception date of the Portfolio's Institutional, Service, Investor A, Investor B, and Investor C Shares was 5/15/00. See "Note on Performance Information" on page 18 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BLACKROCK FUNDS

                            EUROPEAN EQUITY PORTFOLIO

TOTAL NET ASSETS (3/31/01):
     $11.8 MILLION

PERFORMANCE BENCHMARK:
     MSCI EUROPE INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES ISSUED BY EUROPEAN COMPANIES WITH A MARKET CAPITALIZATION OF AT LEAST $1 BILLION. THE MANAGER INVESTS PRIMARILY IN "GROWTH" STOCKS; HOWEVER HE MAY ALSO TAKE ADVANTAGE OF OPPORTUNITIES IN "VALUE" STOCKS AT APPROPRIATE POINTS IN THE MARKET OR ECONOMIC CYCLE.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o THE EUROPEAN MARKETS STRUGGLED DURING THE FIRST HALF OF THE PERIOD DUE TO THE SELL OFF OF TECHNOLOGY STOCKS. DESPITE A BRIEF RALLY IN DECEMBER CAUSED BY A SURPRISING SHARP DECLINE IN CRUDE OIL PRICES AND A 14% RALLY OF THE EURO AGAINST THE U.S. DOLLAR, THE WILLINGNESS OF INVESTORS TO EMBRACE A GREATER RISK PROFILE DISSOLVED IN FEBRUARY AND MARCH AS EUROPEAN STOCK MARKETS FELL HEAVILY ONCE AGAIN.
     o THE PORTFOLIO OUTPERFORMED ITS BENCHMARK FOR THE PERIOD, BENEFITING FROM A DEFENSIVE POSITION. SECTOR LEADERSHIP REMAINED WITH DEFENSIVES, AS RESOURCES, PHARMACEUTICALS, UTILITIES AND BASIC INDUSTRIES OUTPERFORMED. IN CONTRAST, THOSE SEGMENTS OF THE MARKET NOMINALLY CATEGORIZED AS "GROWTH" FELT THE BRUNT OF THE SELLING PRESSURE WITH SOME OF THE WORST LOSSES SEEN IN THE AREAS OF INFORMATION TECHNOLOGY AND TELECOMMUNICATION SERVICES. DURING THE LATTER HALF OF THE PERIOD, THE FINANCIAL AND GENERAL INDUSTRIAL SECTORS WERE ALSO VERY WEAK.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2001, the Portfolio is actively managed and the composition will vary.


          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
                  EUROPEAN EQUITY PORTFOLIO AND THE MSCI EUROPE
                   INDEX FROM INCEPTION AND AT EACH MONTH END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              Institutional Class   Service Class   Investor A Class   Investor B Class  Investor C Class    MSCI Europe
6/23/00             $10,000            $10,000           $9,500             $10,000           $10,000          $10,000
6/30/00              10,340             10,340            9,823              10,340            10,340           10,060
7/31/00              10,050             10,050            9,548              10,040            10,040            9,900
8/31/00               9,921              9,921            9,425               9,901             9,911            9,783
9/30/00               9,511              9,491            9,026               9,054             9,386            9,325
10/31/00              9,192              9,191            8,722               9,151             9,160            9,254
11/30/00              9,081              9,081            8,608               9,031             9,030            8,896
12/31/00              9,718              9,681            9,215               9,661             9,660            9,509
1/31/01               9,978              9,951            9,462               9,912             9,910            9,514
2/28/01               9,287              9,262            8,797               9,212             9,221            9,505
3/31/01               8,384              8,351            7,942               7,938             8,228            8,796

                        For period ending March 31, 2001

--------------------------------------------------------------------------------
                                  TOTAL RETURN
                                                        From Inception
                                                        --------------
  Institutional Class                                      (16.17)
  Service Class                                            (16.50)
  Investor A Class (Load Adjusted)                         (20.58)
  Investor A Class (NAV)                                   (16.40)
  Investor B Class (Load Adjusted)                         (20.60)
  Investor B Class (NAV)                                   (16.90)
  Investor C Class (Load Adjusted)                         (17.70)
  Investor C Class (NAV)                                   (16.90)
--------------------------------------------------------------------------------
The inception date of the Portfolio's Institutional, Service, Investor A, Investor B, and Investor C Shares was 6/23/00. See "Note on Performance Information" on page 18 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BLACKROCK FUNDS

                         INTERNATIONAL EQUITY PORTFOLIO

TOTAL NET ASSETS (3/31/01):
     $686.3 MILLION

PERFORMANCE BENCHMARK:
     MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA AND FAR EAST INDEX ("EAFE").

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN NON-DOLLAR DENOMINATED STOCKS OF ISSUERS IN COUNTRIES INCLUDED IN THE EAFE INDEX. WITHIN THIS UNIVERSE, A STOCK SPECIFIC, CONCENTRATED PORTFOLIO APPROACH IS PURSUED, WITH THE PORTFOLIO INVESTING IN STOCKS WHOSE EARNINGS ARE IN A STRONG GROWTH TREND, OR WHICH THE MANAGER BELIEVES ARE UNDERVALUED.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o FOR THE SIX MONTHS ENDED MARCH 31, 2001, INTERNATIONAL EQUITY MARKETS POSTED NEGATIVE RETURNS OF -16.02% AS MEASURED BY THE EAFE INDEX. SO FAR, THE EUROPEAN CENTRAL BANK HAS NOT FELT IT NECESSARY TO EASE INTEREST RATES DESPITE MOUNTING EVIDENCE THAT THE IMPACT OF THE SUBSTANTIAL DOWNTURN IN BUSINESS ACTIVITY IN THE U.S. IS BEING FELT CLOSER TO HOME. IN RESPONSE TO GROWING ECONOMIC PROBLEMS, THE BANK OF JAPAN HAS PROGRESSIVELY MOVED INTEREST RATES LOWER IN RECENT MONTHS, CULMINATING IN A RETURN TO THE ZERO INTEREST POLICY THAT THEY ABANDONED IN AUGUST 2000.
     o IN THE BEGINNING OF THE PERIOD, EUROPEAN MARKETS WERE CHARACTERIZED BY CONTINUED PROFIT-TAKING IN TECHNOLOGY AND TELECOM STOCKS. DURING THE SECOND HALF OF THE PERIOD, THESE MARKETS EXPERIENCED CONSIDERABLE SECTOR ROTATION, MASSIVE VOLATILITY AND SUBSTANTIAL WEAKNESS IN ALL BUT THE MOST DEFENSIVE STOCKS.
     o IN RESPONSE TO THE VOLATILE MARKETS, THE PORTFOLIO STARTED THE PERIOD WITH A CONCENTRATION IN CONTINENTAL EUROPEAN EQUITIES. THIS MARKET, AS MEASURED BY THE MSCI EUROPE INDEX, RETURNED 2% FOR THE PERIOD, FUELED BY A SHARP RECOVERY IN THE EURO.
     o DESPITE POOR PERFORMANCE DUE TO TECHNOLOGY EXPOSURE IN JAPAN DURING THE LAST QUARTER OF 2000, DURING THE FIRST QUARTER OF 2001 THE PORTFOLIO BEGAN TO TAKE ADVANTAGE OF THE WEAK JAPANESE MARKET. THE PORTFOLIO REDUCED ITS EXPOSURE TO KOREA AND TAIWAN AND INCREASED ITS EXPOSURE TO JAPAN. NEW ACQUISITIONS INCLUDED BENEFICIARIES OF THE WEAKER YEN, NOTABLY AUTOS AND ELECTRICALS. IN ADDITION, A PARTIAL CURRENCY HEDGE WAS IMPLEMENTED TO TAKE ADVANTAGE OF EXPECTED FURTHER YEN WEAKNESS. THE PORTFOLIO ENDED THE PERIOD OVERWEIGHT INDUSTRIALS AND UNDERWEIGHT FINANCIALS.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2001, the Portfolio is actively managed and the composition will vary.

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
           THE INTERNATIONAL EQUITY PORTFOLIO AND THE EAFE INDEX FROM
                  INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              Institutional Class   Service Class   Investor A Class   Investor B Class    Investor C Class      MSCI EAFE Index
4/27/92             $10,000            $10,000          $ 9,500             $10,000             $10,000              $10,000
6/30/92              10,429             10,429            9,908              10,430              10,430                9,529
9/30/92               9,938              9,938            9,442               9,939               9,939                9,682
12/31/92              9,816              9,816            9,327               9,817               9,817                9,317
3/31/93              10,962             10,962           10,415              10,963              10,963               10,443
6/30/93              11,602             11,602           11,024              11,604              11,604               11,502
9/30/93              12,692             12,692           12,058              12,693              12,693               12,273
12/31/93             13,435             13,423           12,747              13,418              13,418               12,386
3/31/94              13,591             13,569           12,886              13,564              13,564               12,827
6/30/94              13,643             13,621           12,916              13,596              13,596               13,492
9/30/94              14,050             14,007           13,293              13,992              13,992               13,513
12/31/94             13,468             13,428           12,732              13,392              13,392               13,385
3/31/95              13,371             13,332           12,630              13,263              13,263               13,644
6/30/95              13,854             13,796           13,069              13,692              13,692               13,753
9/30/95              14,394             14,318           13,560              14,185              14,185               14,337
12/31/95             14,807             14,730           13,954              14,580              14,580               14,929
3/31/96              15,165             15,076           14,271              14,877              14,877               15,371
6/30/96              15,849             15,733           14,893              15,496              15,496               15,625
9/30/96              15,548             15,422           14,587              15,152              15,152               15,616
12/31/96             16,070             15,929           15,068              15,626              15,626               15,876
3/31/97              15,960             15,795           14,942              15,470              15,470               15,638
6/30/97              17,699             17,501           16,530              17,095              17,095               17,679
9/30/97              17,869             17,658           16,679              17,215              17,215               17,566
12/31/97             16,914             16,698           15,758              16,245              16,245               16,201
3/31/98              19,350             19,085           18,010              18,530              18,530               18,596
6/30/98              19,487             19,198           18,093              18,591              18,591               18,806
9/30/98              16,611             16,363           15,419              15,806              15,806               16,145
12/31/98             19,525             19,219           18,124              18,521              18,521               19,495
3/31/99              19,819             19,498           18,361              18,740              18,740               19,779
6/30/99              20,668             20,333           19,110              18,816              19,501               20,296
9/30/99              21,337             20,969           19,710              19,363              20,068               21,201
12/31/99             25,569             25,102           23,585              23,137              23,979               24,816
3/31/00              24,479             24,010           22,557              22,085              22,872               24,793
6/30/00              23,437             22,980           21,573              21,073              21,838               23,826
9/30/00              21,365             20,935           19,647              19,166              19,861               21,904
12/31/00             20,604             20,167           18,910              18,428              19,097               21,317
3/31/01              18,045             17,654           16,543              16,088              16,654               18,394

                        For period ending March 31, 2001

-----------------------------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                                             1 Year         3 Year        5 Year       From Inception
                                            --------       -------        ------       --------------
  Institutional Class                       (26.29)%       (2.26)%        3.55%              6.84%
  Service Class                             (26.47)%       (2.57)%        3.21%              6.57%
  Investor A Class (Load Adjusted)          (30.33)%       (4.45)%        1.95%              5.80%
  Investor A Class (NAV)                    (26.67)%       (2.80)%        3.00%              6.41%
  Investor B Class (Load Adjusted)          (30.40)%       (4.91)%        1.94%              5.89%
  Investor B Class (NAV)                    (27.16)%       (3.46)%        2.31%              5.89%
  Investor C Class (Load Adjusted)          (27.88)%       (3.49)%        2.29%              5.88%
  Investor C Class (NAV)                    (27.19)%       (3.49)%        2.29%              5.88%
-----------------------------------------------------------------------------------------------------

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 4/27/92; Investor A Shares, 6/2/92; Service Shares, 7/29/93; Investor B Shares, 10/3/94; and Investor C Shares, 12/5/96. See "Note on Performance Information" on page 18 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BLACKROCK FUNDS

                    INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

TOTAL NET ASSETS (3/31/01):
     $191.6 MILLION

PERFORMANCE BENCHMARK:
     SALOMON BROTHERS EXTENDED MARKETS WORLD EX-U.S. INDEX (EMW INDEX)

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN NON-DOLLAR DENOMINATED STOCKS OF SMALL CAP COMPANIES IN COUNTRIES INCLUDED IN THE EMW INDEX, WHICH THE MANAGER BELIEVES WILL APPRECIATE. THE PORTFOLIO MAY ALSO INVEST UP TO 20% OF ITS ASSETS IN STOCKS FROM EMERGING MARKET COUNTRIES. THE STOCKS IN THE PORTFOLIO WILL GENERALLY HAVE A MARKET CAPITALIZATION BELOW $5 BILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o FOR THE PERIOD, THE MARKET CONTINUED TO REACT NEGATIVELY TO THE DETERIORATING MACRO ENVIRONMENT. ECONOMIC WEAKNESS BECAME MORE EXTENSIVE, CORPORATE EARNINGS FELL, AND ENERGY PRICES REMAINED HIGH. AS THE U.S. ECONOMY WEAKENED AND THE FEDERAL RESERVE MOVED TO AN EASING MONETARY POLICY, VALUE STOCKS SUBSTANTIALLY OUTPERFORMED GROWTH STOCKS.
     o DUE TO THE PORTFOLIO'S GROWTH FOCUS, IT WAS DIFFICULT TO SIDE-STEP THE BROAD MARKET DOWNTURN. OVERWEIGHTS IN TECHNOLOGY AND HEALTH TECHNOLOGY CONTRIBUTED TO NEGATIVE PERFORMANCE DURING THE PERIOD. AN OVERWEIGHT IN ENERGY CONTRIBUTED POSITIVELY TO PERFORMANCE. ALTHOUGH TECHNOLOGY AND TELECOM CONTINUE TO BE THE WORST PERFORMING SECTORS, THE LACK OF VIABLE AGGRESSIVE GROWTH INVESTMENT OPPORTUNITIES OUTSIDE OF THESE SECTORS CONTINUES TO LIMIT THE INVESTMENT UNIVERSE.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2001, the Portfolio is actively managed and the composition will vary.


   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERNATIONAL SMALL CAP EQUITY PORTFOLIO AND THE SALOMON EMW EX-US FROM INCEPTION AND AT
                               EACH QUARTER-END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              Institutional Class   Service Class   Investor A Class   Investor B Class    Investor C Class   Salomon EMW EXUS
9/26/97             $10,000            $10,000          $ 9,500             $10,000             $10,000            $10,000
12/31/97              9,458              9,447            8,996               9,458               9,458              8,943
3/31/98              11,354             11,343           10,786              11,324              11,324             10,431
6/30/98              11,966             11,954           11,348              11,896              11,896             10,393
9/30/98               9,588              9,587            9,090               9,508               9,508              8,821
12/31/98             10,510             10,506            9,934              10,367              10,367              9,982
3/31/99              10,736             10,709           10,125              10,568              10,568             10,123
6/30/99              12,689             12,649           11,960              12,452              12,452             10,746
9/30/99              14,563             14,488           13,699              14,247              14,247             11,292
12/31/99             26,452             26,316           24,883              25,829              25,829             12,329
3/31/00              32,969             32,748           30,952              32,088              32,088             12,579
6/30/00              28,436             28,239           26,686              27,605              27,605             12,359
9/30/00              27,964             27,756           26,206              26,255              27,067             11,856
12/31/00             24,301             24,081           22,742              23,445              23,434             11,197
3/31/01              20,986             20,777           19,619              19,574              20,182             10,003

                        For period ending March 31, 2001

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                                           1 Year     3 Year     From Inception
                                         --------     ------     --------------
  Institutional Class                    (36.35)%     22.72%         23.59%
  Service Class                          (36.56)%     22.36%         23.22%
  Investor A Class (Load Adjusted)       (39.78)%     19.99%         21.16%
  Investor A Class (NAV)                 (36.61)%     22.07%         22.95%
  Investor B Class (Load Adjusted)       (39.94)%     20.44%         21.57%
  Investor B Class (NAV)                 (37.11)%     21.24%         22.09%
  Investor C Class (Load Adjusted)       (37.72)%     21.24%         22.09%
  Investor C Class (NAV)                 (37.11)%     21.24%         22.09%
--------------------------------------------------------------------------------
The inception date of the Portfolio's Institutional, Service, Investor A, Investor B, and Investor C Shares was 9/26/97. See "Note on Performance Information" on page 18 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BLACKROCK FUNDS

                          ASIA PACIFIC EQUITY PORTFOLIO

TOTAL NET ASSETS (3/31/01):
     $2.4 MILLION

PERFORMANCE BENCHMARK:
     MSCI ALL COUNTRY ASIA PACIFIC INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES ISSUED BY ASIA PACIFIC REGION COMPANIES WITH MARKET CAPITALIZATION OF AT LEAST $500 MILLION, WHOSE EARNINGS, THE MANAGER BELIEVES, ARE IN A STRONG GROWTH TREND OR WHOSE STOCK THE MANAGER BELIEVES IS UNDERVALUED.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o DURING THE FIRST HALF OF THE PERIOD, JAPAN'S GDP GREW 0.8%, DRIVEN BY STRONG DOMESTIC DEMAND, PARTICULARLY PRIVATE CAPITAL INVESTMENT. IT IS CLEAR, HOWEVER, THAT GROWTH DURING THE SECOND HALF OF THE PERIOD SLOWED RAPIDLY AS A RESULT OF A SHARP DECLINE IN EXPORTS. IN RESPONSE TO THESE GROWING PROBLEMS, THE BANK OF JAPAN PROGRESSIVELY MOVED INTEREST RATES LOWER IN RECENT MONTHS, CULMINATING IN A RETURN TO THE ZERO INTEREST RATE POLICY. THE PROSPECT OF SLOWER GROWTH WEIGHED HEAVILY ON THE ECONOMIES WITHIN THE REST OF ASIA. THE POOR PERFORMANCE WITHIN THE TECHNOLOGY SECTOR SIGNIFICANTLY HURT THE ASIAN MARKETS DUE TO THE FACT THAT THE REGION REMAINS CONCENTRATED IN THIS SECTOR.
     o AGAINST THE BACKGROUND OF SLOWING ECONOMIES, REGIONAL CURRENCIES HAVE REMAINED UNDER PRESSURE OVER THE PERIOD, PARTICULARLY TOWARDS THE END OF THE FIRST QUARTER AS THE YEN BEGAN TO WEAKEN.
     o THE PORTFOLIO TOOK ADVANTAGE OF THE WEAK STOCK MARKET DURING THE LATTER PART OF THE PERIOD BY INCREASING EXPOSURE TO JAPAN. NEW ACQUISITIONS INCLUDED BENEFICIARIES OF THE WEAKER YEN, NOTABLY AUTOS AND ELECTRICALS. IN ADDITION, A PARTIAL CURRENCY HEDGE WAS IMPLEMENTED TO TAKE ADVANTAGE OF EXPECTED FURTHER YEN WEAKNESS.
     o THROUGHOUT THE REST OF THE REGION, EXCLUDING JAPAN, THE EUPHORIA CAUSED IN JANUARY BY U.S. RATE CUTS QUICKLY EVAPORATED. THE HONG KONG MARKET WAS THE WORST PERFORMER FALLING OVER 15% DURING THE SECOND HALF OF THE PERIOD. IN ADDITION, THE SINGAPORE MARKET FELL OVER 15% DESPITE ITS DEFENSIVE QUALITIES. THE AUSTRALIAN MARKET SHOWED ITS DEFENSIVE QUALITIES AS WELL, ALTHOUGH SIGNS OF ECONOMIC WEAKNESS DURING THE LATTER HALF OF THE PERIOD SEVERELY IMPACTED THE AUSTRALIAN DOLLAR WHICH FELL BELOW THE U.S. $0.50 MARK.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2001, the Portfolio is actively managed and the composition will vary.


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ASIA PACIFIC EQUITY
  PORTFOLIO AND THE MSCI ALL COUNTRY ASIA PACIFIC INDEX FROM INCEPTION AND AT
                                EACH MONTH END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                               MSCI All Country
              Institutional Class   Service Class   Investor A Class   Investor B Class   Investor C Class       Asia Pacific
6/23/00             $10,000            $10,000          $ 9,500             $10,000            $10,000             $10,000
6/30/00              10,190             10,190            9,690              10,190             10,190              10,100
7/31/00               9,390              9,390            8,892               9,390              9,390               9,175
8/31/00               9,870              9,861            9,338               9,861              9,861               9,537
9/30/00               9,250              9,211            8,749               8,806              9,138               8,899
10/31/00              8,600              8,560            8,131               8,571              8,581               8,325
11/30/00              8,566              8,517            8,099               8,527              8,537               8,019
12/31/00              8,238              8,199            7,778               8,188              8,199               7,701
1/31/01               8,289              8,302            7,827               8,229              8,240               7,927
2/28/01               7,920              7,922            7,476               7,861              7,861               7,923
3/31/01               7,531              7,532            7,106               7,135              7,407               7,473

                        For period ending March 31, 2001

--------------------------------------------------------------------------------
                                  TOTAL RETURN
                                                        From Inception
                                                        --------------
  Institutional Class                                      (24.68)%
  Service Class                                            (24.67)%
  Investor A Class (Load Adjusted)                         (28.93)%
  Investor A Class (NAV)                                   (25.19)%
  Investor B Class (Load Adjusted)                         (28.67)%
  Investor B Class (NAV)                                   (25.29)%
  Investor C Class (Load Adjusted)                         (25.91)%
  Investor C Class (NAV)                                   (25.19)%
--------------------------------------------------------------------------------
The inception date of the Portfolio's Institutional, Service, Investor A, Investor B, and Investor C Shares was 6/23/00. See "Note on Performance Information" on page 18 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BLACKROCK FUNDS

                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

TOTAL NET ASSETS (3/31/01):
     $42.1 MILLION

PERFORMANCE BENCHMARK:
     MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE INDEX ("EMF")

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF ISSUERS IN EMERGING MARKETS (GENERALLY ANY COUNTRY CONSIDERED TO BE "EMERGING" OR "DEVELOPING" BY THE WORLD BANK, THE INTERNATIONAL FINANCE CORPORATION OR THE UNITED NATIONS). WITHIN THIS UNIVERSE, A STOCK SPECIFIC, CONCENTRATED PORTFOLIO APPROACH IS PURSUED WITH THE PORTFOLIO INVESTING IN STOCKS WHOSE EARNINGS ARE IN A STRONG GROWTH TREND, OR WHICH THE MANAGER BELIEVES ARE UNDERVALUED.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o EMERGING MARKETS FELL 18.05% OVER THE SIX-MONTH PERIOD ENDED MARCH 31, 2001, AS MEASURED BY THE MSCI EMF INDEX. THE GENERAL WEAKNESS REFLECTED A POOR GLOBAL ENVIRONMENT FOR EQUITIES AS A RESULT OF SLOWING WORLD GROWTH AND THE DETERIORATING OUTLOOK IN ARGENTINA AND TURKEY. THE ASIAN MARKETS BORE THE BRUNT OF THE SELLING PRESSURE DURING THE FIRST HALF OF THE PERIOD WITH A DECLINE OF 17%. HOWEVER, THESE MARKETS TURNED AROUND DURING THE SECOND HALF OF THE PERIOD AND PROVED TO BE OUTPERFORMERS. TAIWAN WAS A NOTABLY STRONG MARKET AS A RESULT OF SOME RECOVERY IN THE TECHNOLOGY SECTOR. TURKEY WAS A NOTABLE UNDERPERFORMER AS A RESULT OF ITS CURRENCY DEVALUATION IN FEBRUARY AND THE SUBSEQUENT ABSENCE OF POLITICAL RESOLVE TO MAKE NECESSARY ADJUSTMENTS TO ITS ECONOMIC AGENDA.
     o DUE TO THE ONGOING ECONOMIC SLOWDOWN, THE PORTFOLIO HAS CONTINUED TO MAINTAIN A SOMEWHAT DEFENSIVE POSTURE WITH AN UNDERWEIGHT POSITION IN ASIA, EUROPE & THE MIDDLE EAST, AND A NEUTRAL WEIGHTING IN LATIN AMERICA. AFTER SUFFERING DURING THE FIRST HALF OF THE PERIOD DUE TO AN UNDERWEIGHT IN SOUTH AFRICA, THE PORTFOLIO BEGAN TO INCREASE EXPOSURE TO THIS REGION THROUGHOUT THE FIRST QUARTER OF 2001, ENDING THE PERIOD MODERATELY OVERWEIGHT SOUTH AFRICA VERSUS THE INDEX. AS A RESULT OF THE DETERIORATING OUTLOOK IN ARGENTINA AND TURKEY, THE PORTFOLIO HAS ELIMINATED ITS EXPOSURE TO THESE MARKETS. THE FUND MAINTAINS AN OVERWEIGHT POSITION IN FINANCIALS ACROSS MARKETS, WHERE CONTINUED OUTPERFORMANCE IS EXPECTED.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2001, the Portfolio is actively managed and the composition will vary.


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE EMERGING MARKETS PORTFOLIO AND THE MSCI EMERGING MARKETS FREE INDEX FROM INCEPTION AND AT EACH
                             SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              Institutional Class   Service Class   Investor A Class   Investor B Class  Investor C Class   MSCI Emerging Free Index
6/17/94             $10,000            $10,000          $ 9,500             $10,000           $10,000                $10,000
6/30/94               9,960              9,960            9,462               9,960             9,960                 10,058
9/30/94              10,560             10,550           10,013              10,540            10,540                 12,076
12/31/94              9,142              9,131            8,665               9,121             9,121                 10,340
3/31/95               8,071              8,060            7,637               8,039             8,039                  9,060
6/30/95               8,758              8,736            8,272               8,707             8,707                 10,001
9/30/95               8,478              8,450            7,997               8,418             8,418                  9,937
12/31/95              7,992              7,955            7,529               7,925             7,925                  9,803
3/31/96               8,810              8,760            8,291               8,727             8,727                 10,413
6/30/96               9,327              9,267            8,770               9,221             9,221                 10,848
9/30/96               9,069              9,008            8,515               8,943             8,943                 10,456
12/31/96              8,973              8,905            8,418               8,820             8,820                 10,394
3/31/97              10,197             10,114            9,552               9,743             9,743                 11,274
6/30/97              10,954             10,856           10,244              10,436            10,436                 12,276
9/30/97              10,080              9,976            9,411               9,573             9,573                 11,175
12/31/97              8,160              8,073            7,611               7,730             7,730                  9,217
3/31/98               8,117              8,021            7,561               7,659             7,659                  9,788
6/30/98               6,286              6,218            5,845               5,913             5,913                  7,478
9/30/98               4,677              4,627            4,349               4,391             4,391                  5,832
12/31/98              5,171              5,101            4,798               4,841             4,841                  6,881
3/31/99               5,406              5,334            5,007               5,045             5,045                  7,737
6/30/99               7,084              6,978            6,564               6,597             6,597                  9,625
9/30/99               6,507              6,409            6,025               6,046             6,046                  9,129
12/31/99              8,726              8,584            8,065               8,068             8,068                 11,453
3/31/00               8,597              8,457            7,944               7,935             7,935                 11,731
6/30/00               7,660              7,524            7,073               7,036             7,036                 10,539
9/30/00               6,626              6,507            6,101               6,065             6,056                  9,169
12/31/00              5,674              5,489            5,229               5,177             5,178                  7,948
3/31/01               5,290              5,107            4,859               4,809             4,810                  7,515

                        For period ending March 31, 2001

-----------------------------------------------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURN
                                             1 Year        3 Year         5 Year       From Inception
                                            --------       -------       --------      --------------
  Institutional Class                       (38.46)%       (13.31)%       (9.70)%          (8.95)%
  Service Class                             (39.60)%       (13.97)%      (10.23)%          (9.42)%
  Investor A Class (Load Adjusted)          (41.92)%       (15.17)%      (11.06)%         (10.09)%
  Investor A Class (NAV)                    (38.84)%       (13.71)%      (10.13)%          (9.40)%
  Investor B Class (Load Adjusted)          (42.09)%       (15.66)%      (11.43)%          (9.88)%
  Investor B Class (NAV)                    (39.38)%       (14.36)%      (10.78)%          (9.88)%
  Investor C Class (Load Adjusted)          (40.03)%       (14.36)%      (10.79)%          (9.88)%
  Investor C Class (NAV)                    (39.38)%       (14.36)%      (10.79)%          (9.88)%
-----------------------------------------------------------------------------------------------------

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, Service Shares and Investor A Shares, 6/17/94; Investor B Shares, 4/25/96; and Investor C Shares, 3/21/97. See "Note on Performance Information" on page 18 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BLACKROCK FUNDS

                             SELECT EQUITY PORTFOLIO

TOTAL NET ASSETS (3/31/01):
     $1.3 BILLION

PERFORMANCE BENCHMARK:
     S&P 500 INDEX

INVESTMENT APPROACH:
     SEEKS LONG-TERM CAPITAL APPRECIATION BY MAINTAINING COMPARABLE SECTOR WEIGHTINGS TO THE BENCHMARK WHILE OVERWEIGHTING OR UNDERWEIGHTING SPECIFIC SECURITIES WITHIN THOSE SECTORS AS THE MANAGER IDENTIFIES MARKET OPPORTUNITIES.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o THE SEMI-ANNUAL PERIOD SAW DECLINES SPREAD ACROSS ALL SECTORS, AS COMPANIES MISSED EARNINGS AND THERE WERE MORE SIGNS OF A GENERAL ECONOMIC SLOWDOWN. FOR THE PERIOD, THE PORTFOLIO UNDERPERFORMED ITS BENCHMARK, THE S&P 500 INDEX. UNDERPERFORMANCE WAS IN PART DUE TO THE PORTFOLIO'S FOCUS ON LARGE COMPANY STOCKS AND ITS SLIGHT GROWTH BIAS. NEGATIVE STOCK SELECTION, PRIMARILY IN TECHNOLOGY, WAS ALSO A FACTOR.
     o AT THE END OF MARCH, THE PORTFOLIO WAS OVERWEIGHT FINANCIALS, HEALTHCARE, CAPITAL GOODS AND UTILITIES, AND UNDERWEIGHT BASIC MATERIALS, CONSUMER CYCLICALS AND TECHNOLOGY. AS THE MARKET CONTINUES TO STRUGGLE WITH THE CONSTANT ONSLAUGHT OF NEGATIVE EARNINGS PRE-ANNOUNCEMENTS, THE PORTFOLIO HAS SHIFTED TOWARDS POSITIONS EXHIBITING THE HIGHEST LEVEL OF EARNINGS CONSISTENCY AND VISIBILITY. GOING FORWARD, WE ARE LOOKING TO INVEST IN COMPANIES THAT WOULD BENEFIT FROM A LOWER INTEREST RATE ENVIRONMENT. IN ADDITION, WE CONTINUE TO FOCUS ON THOSE COMPANIES WHOSE FUNDAMENTALS MEET OUR QUALITY STANDARDS.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2001, the Portfolio is actively managed and the composition will vary.


          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
               SELECT EQUITY PORTFOLIO AND THE S&P 500 INDEX FROM
                  INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              Institutional Class   Service Class   Investor A Class   Investor B Class    Investor C Class     S&P 500 Index
9/13/93             $10,000            $10,000          $ 9,550             $10,000             $10,000            $10,000
9/30/93               9,970              9,970            9,521               9,970               9,970             10,058
12/31/93             10,114             10,108            9,653              10,108              10,108             10,232
3/31/94               9,730              9,718            9,278               9,715               9,715              9,844
6/30/94               9,784              9,766            9,331               9,770               9,770              9,886
9/30/94              10,148             10,124            9,659              10,114              10,114             10,369
12/31/94              9,987              9,958            9,498               9,945               9,945             10,367
3/31/95              10,911             10,872           10,366              10,855              10,855             11,377
6/30/95              11,704             11,643           11,098              11,621              11,621             12,463
9/30/95              12,561             12,497           11,908              12,470              12,470             13,454
12/31/95             13,312             13,223           12,595              13,189              13,189             14,264
3/31/96              13,989             13,898           13,221              13,844              13,844             15,030
6/30/96              14,630             14,513           13,812              14,443              14,443             15,705
9/30/96              15,054             14,924           14,197              14,821              14,821             16,190
12/31/96             16,469             16,316           15,528              16,160              16,160             17,539
3/31/97              16,904             16,735           15,922              16,084              16,084             18,009
6/30/97              19,856             19,649           18,674              19,367              19,367             21,152
9/30/97              21,448             21,210           20,152              20,852              20,852             22,761
12/31/97             21,648             21,392           20,317              20,986              20,986             23,407
3/31/98              24,633             24,329           23,098              23,812              23,812             26,675
6/30/98              25,175             24,847           23,583              24,272              24,272             27,561
9/30/98              22,320             22,010           20,883              21,456              21,456             24,843
12/31/98             26,974             26,583           25,204              25,849              25,849             30,137
3/31/99              28,177             27,748           26,315              26,913              26,913             31,632
6/30/99              30,341             29,859           28,299              27,936              28,900             33,821
9/30/99              28,339             27,865           26,403              26,003              26,900             31,734
12/31/99             32,578             32,000           30,316              29,893              30,825             36,456
3/31/00              33,109             32,509           30,798              30,294              31,238             37,293
6/30/00              31,695             31,088           29,437              28,915              29,816             36,222
9/30/00              30,649             30,043           28,421              27,869              28,734             35,871
12/31/00             33,549             32,910           31,155              25,132              25,929             33,062
3/31/01              28,114             27,552           26,074              21,008              21,674             29,141

                        For period ending March 31, 2001

-----------------------------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                                             1 Year         3 Year        5 Year       From Inception
                                            --------       -------       -------       --------------
  Institutional Class                       (29.77)%       (1.91)%        10.70%           11.83%
  Service Class                             (30.01)%       (2.21)%        10.36%           11.52%
  Investor A Class (Load Adjusted)          (33.34)%       (3.86)%         9.20%           10.67%
  Investor A Class (NAV)                    (30.19)%       (2.37)%        10.21%           11.35%
  Investor B Class (Load Adjusted)          (33.76)%       (4.58)%         9.08%           10.78%
  Investor B Class (NAV)                    (30.66)%       (3.11)%         9.37%           10.78%
  Investor C Class (Load Adjusted)          (31.33)%       (3.10)%         9.37%           10.78%
  Investor C Class (NAV)                    (30.62)%       (3.10)%         9.37%           10.78%
-----------------------------------------------------------------------------------------------------

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 9/13/93; Service Shares, 9/15/93; Investor A Shares, 10/13/93; Investor B Shares, 3/27/96; and Investor C Shares, 9/27/96. See "Note on Performance Information" on page 18 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BLACKROCK FUNDS

                             INDEX EQUITY PORTFOLIO

ADVISOR TO THE INDEX MASTER PORTFOLIO:
     DIMENSIONAL FUND ADVISORS INC.

TOTAL NET ASSETS (3/31/01):
     $1.7 BILLION

PERFORMANCE BENCHMARK:
     S&P 500 INDEX

INVESTMENT APPROACH:
     UTILIZES A PASSIVE INVESTMENT STYLE THAT PURSUES THE REPLICATION OF THE RETURNS OF THE S&P 500 INDEX.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o THE PORTFOLIO HOLDS SUBSTANTIALLY ALL OF THE STOCKS CONTAINED IN THE S&P 500 INDEX IN APPROXIMATELY THE SAME PROPORTION AS THEY ARE REPRESENTED IN THE INDEX BY INVESTING ALL OF ITS ASSETS IN THE U.S. LARGE COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY.
     o ACCORDINGLY, THE PORTFOLIO POSTED A TOTAL RETURN SUBSTANTIALLY SIMILAR TO THAT OF THE S&P 500 INDEX.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2001, the Portfolio is actively managed and the composition will vary.


    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INDEX EQUITY
           PORTFOLIO AND THE S&P 500 INDEX FROM INCEPTION AND AT EACH
                            SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              Institutional Class   Service Class   Investor A Class   Investor B Class  Investor C Class     S&P 500 Index
4/20/92             $10,000            $10,000          $ 9,700             $10,000           $10,000            $10,000
6/30/92               9,870              9,870            9,574               9,870             9,870              9,899
9/30/92              10,161             10,161            9,857              10,161            10,161             10,212
12/31/92             10,659             10,659           10,339              10,659            10,659             10,726
3/31/93              11,118             11,118           10,784              11,118            11,118             11,194
6/30/93              11,139             11,139           10,805              11,139            11,139             11,249
9/30/93              11,423             11,417           11,073              11,415            11,415             11,539
12/31/93             11,676             11,664           11,308              11,657            11,657             11,806
3/31/94              11,197             11,181           10,824              11,159            11,159             11,359
6/30/94              11,254             11,231           10,878              11,214            11,214             11,406
9/30/94              11,771             11,739           11,366              11,718            11,718             11,964
12/31/94             11,770             11,731           11,357              11,708            11,708             11,962
3/31/95              12,900             12,850           12,415              12,799            12,799             13,127
6/30/95              14,134             14,070           13,613              14,034            14,034             14,379
9/30/95              15,221             15,143           14,636              15,088            15,088             15,522
12/31/95             16,130             16,036           15,505              15,985            15,985             16,457
3/31/96              16,959             16,836           16,276              16,763            16,763             17,339
6/30/96              17,702             17,562           16,974              17,466            17,466             18,117
9/30/96              18,237             18,089           17,462              17,946            17,946             18,677
12/31/96             19,737             19,563           18,891              19,371            19,371             20,235
3/31/97              20,250             20,055           19,359              19,422            19,422             20,776
6/30/97              23,757             23,512           22,689              22,722            22,722             24,401
9/30/97              25,529             25,248           24,359              24,324            24,324             26,258
12/31/97             26,234             25,924           24,987              24,927            24,927             27,004
3/31/98              29,880             29,497           28,421              28,305            28,305             30,773
6/30/98              30,848             30,429           29,336              29,137            29,137             31,795
9/30/98              27,804             27,404           26,396              26,182            26,182             28,660
12/31/98             33,723             33,219           31,987              31,657            31,657             34,768
3/31/99              35,342             34,791           33,490              33,078            33,078             36,492
6/30/99              37,766             37,153           35,734              35,248            35,248             39,017
9/30/99              35,409             34,790           33,454              32,932            32,932             36,610
12/31/99             40,675             39,925           38,386              37,704            37,704             42,120
3/31/00              41,598             40,751           39,192              38,436            38,436             43,084
6/30/00              40,392             39,525           37,996              37,202            37,190             41,848
9/30/00              40,049             39,157           37,613              36,756            36,755             41,442
12/31/00             36,917             36,060           34,630              33,778            33,763             38,197
3/31/01              32,531             31,729           30,453              29,651            29,648             33,667

                        For period ending March 31, 2001

----------------------------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                                              1 Year         3 Year       5 Year      From Inception
                                             --------        ------       ------      --------------
  Institutional Class                        (21.80)%        2.88%        13.92%           14.08%
  Service Class                              (22.15)%        2.49%        13.53%           13.77%
  Investor A Class (Load Adjusted)           (24.63)%        1.29%        12.66%           13.24%
  Investor A Class (NAV)                     (22.30)%        2.33%        13.35%           13.63%
  Investor B Class (Load Adjusted)           (26.35)%        0.41%        12.28%           13.16%
  Investor B Class (NAV)                     (22.86)%        1.56%        12.53%           13.16%
  Investor C Class (Load Adjusted)           (23.64)%        1.56%        12.54%           13.16%
  Investor C Class (NAV)                     (22.86)%        1.56%        12.54%           13.16%
----------------------------------------------------------------------------------------------------

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 4/20/92; Investor A Shares, 6/2/92; Service Shares, 7/29/93; Investor B Shares, 2/7/96; and Investor C Shares, 8/14/96. See "Note on Performance Information" on page 18 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BLACKROCK FUNDS

                               BALANCED PORTFOLIO

TOTAL NET ASSETS (3/31/01):
     $670.5 MILLION

PERFORMANCE BENCHMARK:
     Equity Portion: S&P 500 INDEX
     Fixed Income Portion: LEHMAN BROTHERS AGGREGATE INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN A BLEND OF EQUITY AND FIXED INCOME SECURITIES SELECTED TO DELIVER RETURNS THROUGH THE COMBINATION OF CAPITAL APPRECIATION AND CURRENT INCOME. THE PORTFOLIO NORMALLY WILL MAINTAIN AT MINIMUM A 25% ALLOCATION TO FIXED INCOME SECURITIES.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o THE SEMI-ANNUAL PERIOD SAW DECLINES SPREAD ACROSS ALL SECTORS, AS COMPANIES MISSED EARNINGS AND THERE WERE MORE SIGNS OF A GENERAL ECONOMIC SLOWDOWN. FOR THE PERIOD, THE PORTFOLIO UNDERPERFORMED ITS BENCHMARK, THE S&P 500 INDEX. UNDERPERFORMANCE WAS IN PART DUE TO THE PORTFOLIO'S FOCUS ON LARGE COMPANY STOCKS AND ITS SLIGHT GROWTH BIAS. NEGATIVE STOCK SELECTION, PRIMARILY IN TECHNOLOGY, WAS ALSO A FACTOR.
     o AT THE END OF MARCH, THE PORTFOLIO WAS OVERWEIGHT FINANCIALS, HEALTHCARE, CAPITAL GOODS AND UTILITIES, AND UNDERWEIGHT BASIC MATERIALS, CONSUMER CYCLICALS AND TECHNOLOGY. AS THE MARKET CONTINUES TO STRUGGLE WITH THE CONSTANT ONSLAUGHT OF NEGATIVE EARNINGS PRE-ANNOUNCEMENTS, THE PORTFOLIO HAS SHIFTED TOWARDS POSITIONS EXHIBITING THE HIGHEST LEVEL OF EARNINGS CONSISTENCY AND VISIBILITY. GOING FORWARD, WE ARE LOOKING TO INVEST IN COMPANIES THAT WOULD BENEFIT FROM A LOWER INTEREST RATE ENVIRONMENT. IN ADDITION, WE CONTINUE TO FOCUS ON THOSE COMPANIES WHOSE FUNDAMENTALS MEET OUR QUALITY STANDARDS.
     o OVERALL, FIXED INCOME MARKETS HAVE BEEN DRIVEN LARGELY BY EQUITY MARKET VOLATILITY AND AGGRESSIVE EXPECTATIONS OF FED EASING. WITH THE YIELD CURVE STEEPENING SIGNIFICANTLY OVER THE PERIOD, SHORT TREASURIES HAVE BEEN AN EXCEPTIONAL PERFORMER.
     o WE HAVE POSITIONED THE PORTFOLIO FOR TIGHTENING SPREADS IN THE HIGH QUALITY SECTORS AND CONTINUE TO HOLD AGENCIES, MORTGAGE-BACKED SECURITIES AND HIGH QUALITY CORPORATES. THE PORTFOLIO IS CURRENTLY UNDERWEIGHT AGENCIES/TREASURIES AND IS SIGNIFICANTLY OVERWEIGHT SPREAD SECTORS, NOTABLY PASS-THROUGHS AND COMMERCIAL MORTGAGE BACKED SECURITIES. WE ARE LONG DURATION VERSUS THE BENCHMARK, EXPRESSED LARGELY THROUGH LONGER MATURITY TREASURIES.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2001, the Portfolio is actively managed and the composition will vary.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
         BALANCED PORTFOLIO AND 65% S&P 500 /35% LEHMAN AGGREGATE INDEX
               FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                             65% S&P 500, 35% Lehman
              Institutional Class   Service Class   Investor A Class   Investor B Class  Investor C Class         Aggregate Index
5/14/90             $10,000            $10,000          $ 9,550             $10,000           $10,000                $10,000
6/30/90              10,240             10,240            9,779              10,240            10,240                  9,726
9/30/90               9,236              9,236            8,821               9,236             9,236                 10,185
12/31/90              9,998              9,998            9,548               9,998             9,998                  9,258
3/31/91              10,827             10,827           10,340              10,827            10,827                  9,898
6/30/91              10,796             10,796           10,310              10,796            10,796                 10,866
9/30/91              11,459             11,459           10,943              11,459            11,459                 10,858
12/31/91             12,243             12,243           11,692              12,243            12,243                 11,392
3/31/92              12,165             12,165           11,618              12,165            12,165                 12,151
6/30/92              12,469             12,469           11,908              12,469            12,469                 11,848
9/30/92              13,197             13,197           12,603              13,197            13,197                 12,102
12/31/92             13,690             13,690           13,074              13,690            13,690                 12,471
3/31/93              14,160             14,160           13,523              14,160            14,160                 12,830
6/30/93              14,481             14,481           13,829              14,481            14,481                 13,322
9/30/93              14,894             14,888           14,215              14,885            14,885                 13,430
12/31/93             15,309             15,294           14,600              15,288            15,288                 13,716
3/31/94              14,821             14,797           14,109              14,774            14,774                 13,864
6/30/94              14,647             14,615           13,941              14,598            14,598                 13,328
9/30/94              14,876             14,833           14,144              14,810            14,810                 13,254
12/31/94             14,827             14,776           14,082              14,725            14,725                 13,636
3/31/95              15,802             15,741           14,996              15,666            15,666                 13,590
6/30/95              16,989             16,910           16,105              16,788            16,788                 14,627
9/30/95              17,900             17,789           16,950              17,640            17,640                 15,778
12/31/95             18,937             18,805           17,914              18,613            18,613                 16,629
3/31/96              19,418             19,285           18,351              19,033            19,033                 17,464
6/30/96              20,002             19,837           18,884              19,547            19,547                 17,902
9/30/96              20,484             20,301           19,320              19,956            19,956                 18,385
12/31/96             21,872             21,661           20,609              21,245            21,245                 18,803
3/31/97              22,143             21,913           20,844              21,452            21,452                 19,951
6/30/97              25,000             24,728           23,517              24,272            24,272                 20,202
9/30/97              26,306             25,999           24,721              25,462            25,462                 22,677
12/31/97             27,079             26,743           25,423              26,126            26,126                 23,976
3/31/98              29,565             29,163           27,717              28,433            28,433                 26,287
6/30/98              30,591             30,169           28,645              29,326            29,326                 27,076
9/30/98              29,153             28,712           27,242              27,889            27,854                 25,771
12/31/98             33,033             32,517           30,862              31,597            31,475                 29,293
3/31/99              33,968             33,414           31,692              32,449            32,271                 30,184
6/30/99              35,014             34,420           32,621              33,345            33,162                 31,325
9/30/99              33,467             32,874           31,163              31,781            31,607                 30,241
12/31/99             36,673             35,997           34,120              34,714            34,524                 33,141
3/31/00              37,505             36,789           34,847              35,391            35,197                 33,585
6/30/00              28,804             27,997           26,344              26,083            25,940                 29,353
9/30/00              28,444             27,624           25,996              25,687            25,546                 29,230
12/31/00             27,070             26,268           24,694              24,374            24,241                 28,157
3/31/01              24,398             23,654           22,239              21,886            21,766                 26,262

                        For period ending March 31, 2001

---------------------------------------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                                            1 Year        3 Year       5 Year       10 Year      From Inception
                                           --------       -------      ------       -------      --------------
  Institutional Class                      (17.26)%        1.63%        9.83%       11.10%             10.96%
  Service Class                            (17.54)%        1.32%        9.48%       10.85%             10.73%
  Investor A Class (Load Adjusted)         (21.37)%       (0.38)%       8.34%       10.24%             10.16%
  Investor A Class (NAV)                   (17.65)%        1.16%        9.35%       10.75%             10.63%
  Investor B Class (Load Adjusted)         (22.00)%       (0.80)%       8.20%        9.33%             10.13%
  Investor B Class (NAV)                   (18.31)%        0.37%        8.49%       10.20%             10.13%
  Investor C Class (Load Adjusted)         (19.10)%        0.38%        8.49%       10.21%             10.13%
  Investor C Class (NAV)                   (18.31)%        0.38%        8.49%       10.21%             10.13%
---------------------------------------------------------------------------------------------------------------

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Investor A Shares, 5/14/90; Institutional Shares, 5/1/92; Service Shares, 7/29/93; Investor B Shares, 10/3/94; and Investor C Shares, 12/20/96. See "Note on Performance Information" on page 18 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BLACKROCK FUNDS

                         NOTE ON PERFORMANCE INFORMATION

      The performance information above includes information for each class of each Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class or predecessor classes. If a class of shares in a Portfolio (the "Subsequent Class") has more than one predecessor class, the performance data predating the introduction of the Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class"); thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent Class. In the case of Investor A, Investor B, Investor C and Service Shares, the performance information for periods prior to their introduction dates has not been restated to reflect the shareholder servicing and processing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses.

      Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C Shares), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Investor A Shares are as follows: Large Cap Value Equity, Large Cap Growth Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Select Equity and Balanced Portfolios -- 4.50%; Micro-Cap Equity, Global Science & Technology, European Equity, International Equity, International Emerging Markets, International Small Cap Equity and Asia Pacific Equity Portfolios -- 5.00%; Index Equity Portfolio -- 3.00%. The maximum contingent deferred sales charge for Investor B Shares and Investor C Shares of all of the Portfolios is 4.50% and 1.00%, respectively.

      The performance information also reflects fee waivers that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios' returns would have been lower if there were not such waivers. BlackRock Advisors Inc. and the Portfolio's Administrators are under no obligation to waive or continue waiving their fees. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                        LARGE CAP VALUE EQUITY PORTFOLIO

                                                      Number
AS OF MARCH 31, 2001 (UNAUDITED)                    of Shares         Value
                                                    ---------    --------------
COMMON STOCKS -- 100.0%
ADVERTISING -- 1.0%
  Interpublic Group of Cos., Inc.                     556,500    $   19,115,775
                                                                 --------------
AEROSPACE -- 3.2%
  General Dynamics Corp.                              609,946        38,268,012
  Honeywell International, Inc.                        97,550         3,980,040
  Northrop Grumman Corp.                              245,717        21,377,379
                                                                 --------------
                                                                     63,625,431
                                                                 --------------
BANKS -- 4.8%
  Bank of New York Co., Inc.                          600,000        29,544,000
  FleetBoston Financial Corp.                         261,300         9,864,075
  Golden West Financial Corp.                         306,400        19,885,360
  Wells Fargo Co.                                     743,200        36,766,104
                                                                 --------------
                                                                     96,059,539
                                                                 --------------
BROADCASTING-- 2.3%
 #Charter Communications, Inc. -
    Class A**                                         946,920        21,424,065
  Clear Channel Communications,
    Inc.**                                            457,525        24,912,236
                                                                 --------------
                                                                     46,336,301
                                                                 --------------
BUSINESS SERVICES -- 0.7%
  Convergys Corp.**                                   357,900        12,909,453
                                                                 --------------
CHEMICALS -- 0.9%
  E.I. du Pont de Nemours & Co.                       172,800         7,032,960
 #Minnesota Mining & Manufacturing
    Co.                                               109,219        11,347,854
                                                                 --------------
                                                                     18,380,814
                                                                 --------------
COMPUTER & OFFICE EQUIPMENT -- 1.7%
  Compaq Computer Corp.                               173,100         3,150,420
 #Integrated Device Technology, Inc.**                375,900        11,130,399
  International Business Machines
    Corp.                                              93,000         8,944,740
 #Lexmark International Group, Inc.**                 225,300        10,255,656
                                                                 --------------
                                                                     33,481,215
                                                                 --------------
CONSTRUCTION -- 0.6%
  Vulcan Materials Co.                                231,100        10,822,413
                                                                 --------------
ENERGY & UTILITIES -- 10.8%
  Dominion Resources, Inc.                            968,400        62,432,748
  Duke Energy Corp.                                 1,303,800        55,724,412
  Exelon Corp.                                        971,000        63,697,600
  PPL Corp.                                           116,600         5,125,736
  Southern Co.                                        757,600        26,584,184
  Southern Co. - WI**                                  24,000           505,440
                                                                 --------------
                                                                    214,070,120
                                                                 --------------
ENTERTAINMENT & LEISURE -- 1.6%
 #Sabre Group Holdings, Inc.**                        105,050         4,850,159
  Viacom, Inc. - Class B**                            615,500        27,063,535
                                                                 --------------
                                                                     31,913,694
                                                                 --------------
FINANCE -- 13.2%
  AMBAC Financial Group, Inc.                         196,300        12,451,309
  Citigroup, Inc.                                   1,790,283        80,526,929
  Freddie Mac                                         362,165        23,479,157
  Federal National Mortgage
    Association                                       524,700        41,766,120
  J.P. Morgan Chase & Co., Inc.                       361,800        16,244,820
  Lehman Brothers Holdings, Inc.                      309,500        19,405,650


                                                      Number
                                                    of Shares         Value
                                                    ---------    --------------
FINANCE (CONTINUED)
  MBIA, Inc.                                          214,668    $   17,319,414
 #Morgan Stanley Dean Witter & Co.                    328,479        17,573,627
  Washington Mutual, Inc.                             623,900        34,158,525
                                                                 --------------
                                                                    262,925,551
                                                                 --------------
INSURANCE -- 7.9%
  Ace Ltd.                                          1,346,500        49,497,340
  American General Corp.                              443,000        16,944,750
  Chubb Corp.                                         139,248        10,087,125
  Hartford Financial Services Group,
    Inc.                                              366,610        21,629,990
  John Hancock Financial Services,
    Inc.                                              476,000        18,302,200
  XL Capital Ltd. - Class A                           541,400        41,184,298
                                                                 --------------
                                                                    157,645,703
                                                                 --------------
MANUFACTURING -- 1.9%
 #STMicroelectronics NV - NY
    Registered Shares                                 104,400         3,567,348
  Tyco International Ltd. - ADR                       808,917        34,969,482
                                                                 --------------
                                                                     38,536,830
                                                                 --------------
MEDICAL & MEDICAL SERVICES -- 3.5%
 #HCA - The Healthcare Co.                            944,100        38,018,907
  Tenet Healthcare Corp.**                            716,572        31,529,168
                                                                 --------------
                                                                     69,548,075
                                                                 --------------
MEDICAL INSTRUMENTS & SUPPLIES -- 6.3%
  Baxter International, Inc.                          598,700        56,361,618
 #Becton, Dickinson & Co.                             634,500        22,410,540
  Johnson & Johnson                                   525,300        45,947,991
                                                                 --------------
                                                                    124,720,149
                                                                 --------------
METAL & MINING -- 0.5%
  Alcoa, Inc.                                         290,894        10,457,639
                                                                 --------------
OIL & GAS -- 15.1%
  Anadarko Petroleum Corp.                            431,400        27,083,292
  Apache Corp.                                        524,600        30,222,206
  Baker Hughes, Inc.                                  155,400         5,642,574
 #Chevron Corp.                                       802,100        70,424,380
  Conoco, Inc. - Class A                              569,500        16,088,375
  Conoco, Inc. - Class B                              116,200         3,265,220
  El Paso Corp.                                       998,000        65,169,400
 #EOG Resources, Inc.                                 974,000        40,158,020
  Exxon Mobil Corp.                                   436,183        35,330,823
  Noble Drilling Corp.**                              164,700         7,602,552
                                                                 --------------
                                                                    300,986,842
                                                                 --------------
PAPER & FOREST PRODUCTS -- 1.7%
  International Paper Co.                             189,800         6,847,984
  Kimberly-Clark Corp.                                388,700        26,365,521
                                                                 --------------
                                                                     33,213,505
                                                                 --------------
PHARMACEUTICALS -- 4.2%
  American Home Products Corp.                        596,101        35,020,934
  Bristol-Myers Squibb Co.                            323,800        19,233,720
  Merck & Co., Inc.                                   395,748        30,037,273
                                                                 --------------
                                                                     84,291,927
                                                                 --------------
PUBLISHING & PRINTING -- 0.9%
  McGraw-Hill Companies, Inc.                         309,200        18,443,780
                                                                 --------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  LARGE CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

                                                      Number
AS OF MARCH 31, 2001 (UNAUDITED)                    of Shares         Value
                                                    ---------    --------------
COMMON STOCKS (CONTINUED)
REAL ESTATE -- 1.3%
  Boston Properties, Inc.                             407,600    $   15,672,220
  Equity Office Properties Trust                      393,000        11,004,000
                                                                 --------------
                                                                     26,676,220
                                                                 --------------
RETAIL MERCHANDISING -- 2.4%
  Kroger Co.**                                      1,037,500        26,757,125
  Safeway, Inc.**                                     388,700        21,436,805
                                                                 --------------
                                                                     48,193,930
                                                                 --------------
SOAPS & COSMETICS -- 0.6%
  Avon Products, Inc.                                 294,100        11,761,059
                                                                 --------------
TELECOMMUNICATIONS -- 8.8%
  ADC Telecommunications, Inc.**                      575,800         4,894,300
 #Bellsouth Corp.                                     442,290        18,098,507
  Comcast Corp. - Class A**                           601,900        25,242,181
  SBC Communications, Inc.                            952,200        42,496,686
  Sprint Corp. (FON Group)                            410,000         9,015,900
  Verizon Communications                            1,129,010        55,660,193
  Worldcom, Inc.**                                  1,005,300        18,786,544
                                                                 --------------
                                                                    174,194,311
                                                                 --------------
TOBACCO -- 4.1%
  Philip Morris Cos., Inc.                          1,733,700        82,264,065
                                                                 --------------
TOTAL INVESTMENTS IN
   SECURITIES -- 100.0%
   (Cost $1,714,792,639*)                                        $1,990,574,341
                                                                 ==============
----------
* Cost for Federal income tax purposes is $1,722,679,001. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation                                   $313,906,892
   Gross unrealized depreciation                                    (46,011,552)
                                                                   ------------
                                                                   $267,895,340
                                                                   ============
** Non-income producing security.
#  Total or partial securities on loan.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                        LARGE CAP VALUE EQUITY PORTFOLIO

MARCH 31, 2001 (UNAUDITED)

ASSETS
   Investments at value (Cost $1,714,792,639) ..........................................................             $1,990,574,341
   Collateral received for securities loaned ...........................................................                144,713,372
   Dividends receivable ................................................................................                  2,176,959
   Interest receivable .................................................................................                     31,284
   Investments sold receivable .........................................................................                 19,373,304
   Capital shares sold receivable ......................................................................                    158,384
   Prepaid expenses ....................................................................................                     43,005
                                                                                                                     --------------
          TOTAL ASSETS .................................................................................              2,157,070,649
                                                                                                                     --------------
LIABILITIES
   Payable upon return of securities loaned ............................................................                144,713,372
   Investments purchased payable .......................................................................                 10,910,892
   Cash overdraft ......................................................................................                    713,721
   Capital shares redeemed payable .....................................................................                    575,860
   Advisory fees payable ...............................................................................                    905,050
   Adminstrative fees payable ..........................................................................                    353,677
   Transfer agent fees payable .........................................................................                    113,420
   Other accrued expenses payable ......................................................................                    465,030
                                                                                                                     --------------
          TOTAL LIABILITIES ............................................................................                158,751,022
                                                                                                                     --------------
NET ASSETS (Applicable to 113,875,306 Institutional shares, 21,899,734
   Service shares, 3,877,124 Investor A shares, 2,260,660 Investor B shares and
   709,521 Investor C shares outstanding) ..............................................................             $1,998,319,627
                                                                                                                     ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($1,595,929,621 (DIVIDE) 113,875,306) .......................................                     $14.01
                                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($306,985,116 (DIVIDE) 21,899,734) ................................................                     $14.02
                                                                                                                             ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($54,294,795 (DIVIDE) 3,877,124) ...............................................                     $14.00
                                                                                                                             ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($14.00 (DIVIDE) 0.955) .............................................................................                     $14.66
                                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($31,284,599 (DIVIDE) 2,260,660) ...............................................                     $13.84
                                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($9,825,496 (DIVIDE) 709,521) ..................................................                     $13.85
                                                                                                                             ======

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                        LARGE CAP GROWTH EQUITY PORTFOLIO

                                                      Number
AS OF MARCH 31, 2001 (UNAUDITED)                     of Shares        Value
                                                     ---------   --------------
COMMON STOCKS -- 92.3%
AEROSPACE -- 1.0%
 #Boeing Co.                                           178,000   $    9,916,380
                                                                 --------------
BEVERAGES -- 1.8%
  Coca-Cola Co.                                        407,000       18,380,120
                                                                 --------------
BROADCASTING-- 1.3%
 #Clear Channel Communications,
    Inc.**                                             249,000       13,558,050
                                                                 --------------
BUSINESS SERVICES -- 0.4%
 #Juniper Networks, Inc.**                             100,000        3,796,000
                                                                 --------------
COMPUTER & OFFICE EQUIPMENT -- 3.2%
  Cisco Systems, Inc.**                              2,008,000       31,751,500
  Palm, Inc.**                                         250,000        2,101,562
                                                                 --------------
                                                                     33,853,062
                                                                 --------------
COMPUTER SOFTWARE & SERVICES -- 14.1%
 #BEA Systems, Inc.**                                   75,000        2,203,125
 #Check Point Software Technologies
    Ltd.**                                             100,000        4,750,000
 #EMC Corp.**                                          664,200       19,527,480
  Mercury Interactive Corp.**                          181,700        7,608,687
 #Microsoft Corp.**                                    965,000       52,773,437
  Oracle Corp.**                                     1,000,000       14,980,000
  Peregrine Systems, Inc.**                            464,000        9,048,000
 #Siebel Systems, Inc.**                               300,000        8,160,000
  Sun Microsystems, Inc.**                             816,200       12,544,994
  Synopsys, Inc.**                                     113,000        5,303,938
 #VeriSign, Inc.**                                     142,000        5,032,125
 #VERITAS Software Corp.**                             100,000        4,624,000
                                                                 --------------
                                                                    146,555,786
                                                                 --------------
ELECTRONICS -- 18.8%
  Agilent Technologies, Inc.**                         110,000        3,380,300
  General Electric Co.                               2,405,500      100,694,230
  Intel Corp.                                        2,087,500       54,927,344
  Maxim Integrated Products, Inc.**                    249,800       10,389,182
  Texas Instruments, Inc.                              647,800       20,068,844
  Xilinx, Inc.**                                       190,000        6,673,750
                                                                 --------------
                                                                    196,133,650
                                                                 --------------
ENERGY & UTILITIES -- 1.8%
  AES Corp.**                                          215,200       10,751,392
 #Calpine Corp.**                                      141,700        7,803,419
                                                                 --------------
                                                                     18,554,811
                                                                 --------------
ENTERTAINMENT & LEISURE -- 4.0%
  AOL Time Warner, Inc.**                              700,000       28,105,000
  Viacom, Inc. - Class B**                             314,700       13,837,359
                                                                 --------------
                                                                     41,942,359
                                                                 --------------
FINANCE -- 4.5%
 #AMBAC Financial Group, Inc.                           85,000        5,391,550
  Citigroup, Inc.                                      186,148        8,372,937
  Freddie Mac                                          140,000        9,076,200
  MBNA Corp.                                           594,800       19,687,880
  SEI Investments Co.                                  150,000        4,678,125
                                                                 --------------
                                                                     47,206,692
                                                                 --------------
FOOD & AGRICULTURE -- 0.5%
  Hershey Foods Corp.                                   78,000        5,406,960
                                                                 --------------

                                                      Number
                                                     of Shares        Value
                                                     ---------   --------------
INSURANCE-- 1.2%
  Hartford Financial Services Group,
    Inc.                                                84,000   $    4,956,000
  Marsh & McLennan Cos., Inc.                           85,000        8,077,550
                                                                 --------------
                                                                     13,033,550
                                                                 --------------
MANUFACTURING -- 0.8%
 #Corning, Inc.                                        380,300        7,868,407
                                                                 --------------
MEDICAL & MEDICAL SERVICES -- 4.0%
  Amgen, Inc.**                                        251,000       15,107,063
  Cardinal Health, Inc.                                151,500       14,657,625
  Express Scripts, Inc. - Class A                       40,000        3,467,200
  Genzyme Corp.**                                       25,000        2,258,250
  Per-Se Technologies, Inc. Warrants**                   7,119                0
  Waters Corp.**                                       131,000        6,084,950
                                                                 --------------
                                                                     41,575,088
                                                                 --------------
MEDICAL INSTRUMENTS & SUPPLIES -- 3.4%
  Johnson & Johnson                                     20,000        1,749,400
  Medtronic, Inc.                                      320,000       14,636,800
 #Stryker Corp.                                        366,000       19,123,500
                                                                 --------------
                                                                     35,509,700
                                                                 --------------
OIL & GAS -- 1.9%
  Global Marine, Inc.**                                225,000        5,760,000
  Noble Drilling Corp.**                               310,000       14,309,600
                                                                 --------------
                                                                     20,069,600
                                                                 --------------
PHARMACEUTICALS -- 15.1%
 #ALZA Corp.**                                         374,000       15,147,000
  American Home Products Corp.                         231,000       13,571,250
  Bristol-Myers Squibb Co.                             141,000        8,375,400
  Eli Lilly & Co.                                      281,500       21,579,790
  Merck & Co., Inc.                                    286,000       21,707,400
  Pfizer, Inc.                                       1,506,000       61,670,700
  Schering-Plough Corp.                                420,000       15,342,600
                                                                 --------------
                                                                    157,394,140
                                                                 --------------
RETAIL MERCHANDISING -- 9.8%
 #Costco Wholesale Corp.**                             154,700        6,071,975
 #CVS Corp.                                            316,900       18,535,480
  Home Depot, Inc.                                     645,900       27,838,290
 #Kohl's Corp.**                                       300,000       18,507,000
  Kroger Co.**                                         200,000        5,158,000
  RadioShack Corp.                                     400,600       14,698,014
 #TJX Companies, Inc.                                  141,600        4,531,200
  Wal-Mart Stores, Inc.                                142,400        7,191,200
                                                                 --------------
                                                                    102,531,159
                                                                 --------------
SEMICONDUCTORS & RELATED DEVICES -- 1.3%
 #Broadcom Corp. - Class A**                            79,700        2,303,330
  Novellus Systems, Inc.**                             268,600       10,895,088
                                                                 --------------
                                                                     13,198,418
                                                                 --------------
TELECOMMUNICATIONS -- 3.4%
 #Nextel Communications, Inc. -
    Class A**                                          520,000        7,475,000
  Nokia Corp. - ADR                                    200,000        4,800,000
  Nortel Networks Corp.                                361,900        5,084,695
  Worldcom, Inc.**                                     966,000       18,052,125
                                                                 --------------
                                                                     35,411,820
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $881,527,902)                                              961,895,752
                                                                 --------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  LARGE CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

                                                 Par/Shares
AS OF MARCH 31, 2001 (UNAUDITED)   Maturity         (000)             Value
                                   --------      -----------     --------------
SHORT TERM INVESTMENTS -- 7.7%
   Federal Home Loan Bank Discount Notes
     5.13%***                      04/02/01        $75,000       $   74,989,313
     4.74%                         04/20/01          3,000            2,992,495
   Galileo Money Market Fund                         2,159            2,159,113
                                                                 --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $80,140,921)                                                80,140,921
                                                                 --------------
TOTAL INVESTMENTS IN
   SECURITIES -- 100.0%
   (Cost $961,668,823*)                                          $1,042,036,673
                                                                 ==============
----------
* Cost for Federal income tax purposes is $979,359,900. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation                                  $ 201,200,882
   Gross unrealized depreciation                                   (138,524,109)
                                                                  -------------
                                                                  $  62,676,773
                                                                  =============
**  Non-income producing security.
*** Securities  pledged as collateral with a value of $2,991,270 on 100 Standard
    & Poor's 500 Stock Index futures contracts expiring June 2001. The value of such contracts on March 31, 2001 was $29,230,000, thereby resulting in an unrealized loss of $136,250.
#   Total or partial securities on loan.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                        LARGE CAP GROWTH EQUITY PORTFOLIO

MARCH 31, 2001 (UNAUDITED)

ASSETS
   Investments at value (Cost $961,668,823) ............................................................             $1,042,036,673
   Collateral received for securities loaned ...........................................................                 98,127,790
   Dividends receivable ................................................................................                    733,634
   Interest receivable .................................................................................                     19,841
   Investments sold receivable .........................................................................                 27,956,107
   Capital shares sold receivable ......................................................................                     80,502
   Prepaid expenses ....................................................................................                     37,441
   Futures margin receivable ...........................................................................                    193,300
                                                                                                                     --------------
          TOTAL ASSETS .................................................................................              1,169,185,288
                                                                                                                     --------------
LIABILITIES
   Payable upon return of securities loaned ............................................................                 98,127,790
   Investments purchased payable .......................................................................                 45,582,542
   Capital shares redeemed payable .....................................................................                    214,995
   Advisory fees payable ...............................................................................                    490,121
   Adminstrative fees payable ..........................................................................                    195,601
   Transfer agent fees payable .........................................................................                     74,294
   Other accrued expenses payable ......................................................................                    306,257
                                                                                                                     --------------
          TOTAL LIABILITIES ............................................................................                144,991,600
                                                                                                                     --------------
NET ASSETS (Applicable to 64,266,126 Institutional shares, 17,168,674
   Service shares, 4,253,366 Investor A shares, 3,399,297 Investor B shares and
   645,550 Investor C shares outstanding) ..............................................................             $1,024,193,688
                                                                                                                     ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($738,229,938 (DIVIDE) 64,266,126) ..........................................                     $11.49
                                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($195,018,185 (DIVIDE) 17,168,674) ................................................                     $11.36
                                                                                                                             ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($47,884,878 (DIVIDE) 4,253,366) ...............................................                     $11.26
                                                                                                                             ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($11.26 (DIVIDE) 0.955) .............................................................................                     $11.79
                                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($36,198,309 (DIVIDE) 3,399,297) ...............................................                     $10.65
                                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($6,862,378 (DIVIDE) 645,550) ..................................................                     $10.63
                                                                                                                             ======

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         MID-CAP VALUE EQUITY PORTFOLIO

                                                       Number
AS OF MARCH 31, 2001 (UNAUDITED)                     of Shares         Value
                                                     ---------     ------------
COMMON STOCKS -- 96.5%
AEROSPACE -- 2.3%
  General Dynamics Corp.                                46,000     $  2,886,040
  Raytheon Co. - Class A                               120,000        3,504,000
                                                                   ------------
                                                                      6,390,040
                                                                   ------------
AIR TRANSPORTATION -- 2.5%
 #Continental Airlines, Inc.**                          50,000        2,070,000
  Northwest Airlines Corp. - Class A**                  75,000        1,696,875
 #Southwest Airlines Corp.                             170,000        3,017,500
                                                                   ------------
                                                                      6,784,375
                                                                   ------------
AUTOMOTIVE -- 0.7%
  Delphi Automotive Systems Corp.                      135,200        1,915,784
                                                                   ------------
BANKS -- 7.7%
  BancWest Corp.                                        26,400          633,600
 #BB&T Corp.                                            94,700        3,330,599
  Dime Bancorp, Inc.                                   113,200        3,707,300
  Dime Bancorp, Inc., Warrants**                       113,200           26,531
  FleetBoston Financial Corp.                           30,600        1,155,150
  Golden State Bancorp, Inc.                           116,000        3,234,080
  M&T Bank Corp.                                        39,000        2,726,100
 #Southtrust Corp.                                      62,900        2,877,675
  TCF Financial Corp.                                   93,700        3,540,923
                                                                   ------------
                                                                     21,231,958
                                                                   ------------
BROADCASTING-- 1.4%
 #Charter Communications, Inc. -
    Class A**                                          169,100        3,825,887
                                                                   ------------
BUSINESS SERVICES -- 0.4%
  KPMG Consulting, Inc.**                               85,000        1,105,000
                                                                   ------------
CHEMICALS -- 4.0%
  Air Products & Chemicals, Inc.                        65,000        2,496,000
  Eastman Chemical Co.                                  85,000        4,183,700
  Engelhard Corp.                                      170,000        4,396,200
                                                                   ------------
                                                                     11,075,900
                                                                   ------------
COMPUTER SOFTWARE & SERVICES -- 1.5%
  Cadence Design Systems, Inc.**                        48,800          902,312
  Diebold, Inc.                                         47,600        1,307,096
 #Gateway, Inc.**                                      110,100        1,850,781
                                                                   ------------
                                                                      4,060,189
                                                                   ------------
CONSTRUCTION -- 0.7%
 #Masco Corp.                                           81,000        1,955,340
                                                                   ------------
CONSUMER DURABLES -- 0.9%
 #SPX Corp.**                                           26,000        2,359,760
                                                                   ------------
ELECTRONICS -- 1.4%
  Jabil Circuit, Inc.**                                 85,000        1,837,700
  Vishay Intertechnology, Inc.**                       107,600        2,141,240
                                                                   ------------
                                                                      3,978,940
                                                                   ------------
ENERGY & UTILITIES -- 11.0%
 #Calpine Corp.**                                       30,000        1,652,100
 #CMS Energy Corp.                                     138,000        4,083,420
 #Devon Energy Corp.                                    45,000        2,619,000
 #Dominion Resources, Inc.                              87,000        5,608,890
  Edison International                                 225,000        2,844,000
  Entergy Corp.                                         75,000        2,850,000
  Exelon Corp.                                          80,000        5,248,000

                                                       Number
                                                     of Shares         Value
                                                     ---------     ------------
 ENERGY & UTILITIES (CONTINUED)
 #Reliant Energy, Inc.                                  74,000     $  3,348,500
 #Xcel Energy, Inc.                                     66,000        1,987,260
                                                                   ------------
                                                                     30,241,170
                                                                   ------------
ENTERTAINMENT & LEISURE -- 1.5%
  Blockbuster, Inc. - Class A                          106,700        1,599,433
 #Sabre Group Holdings, Inc.**                          56,300        2,599,371
                                                                   ------------
                                                                      4,198,804
                                                                   ------------
FINANCE -- 3.1%
 #Countrywide Credit Industries, Inc.                   48,600        2,398,410
  Lehman Brothers Holdings, Inc.                        39,700        2,489,190
  MBIA, Inc.                                            33,200        2,678,576
  Stilwell Financial, Inc.                              33,900          909,198
                                                                   ------------
                                                                      8,475,374
                                                                   ------------
FOOD & AGRICULTURE -- 2.2%
 #General Mills, Inc.                                   51,700        2,223,617
  Monsanto Co.                                         105,000        3,723,300
                                                                   ------------
                                                                      5,946,917
                                                                   ------------
INSURANCE -- 8.3%
  Ace Ltd.                                              78,600        2,889,336
 #Aetna, Inc.**                                         51,800        1,860,656
  Allmerica Financial Corp.                             41,800        2,169,002
  Chubb Corp.                                           14,000        1,014,160
  Hartford Financial Services Group,
    Inc                                                 38,400        2,265,600
  John Hancock Financial Services, Inc.                104,100        4,002,645
  Lincoln National Corp.                                34,500        1,465,215
  PartnerRe Ltd.                                        74,200        3,655,834
 #UnumProvident Corp.                                  121,800        3,558,996
                                                                   ------------
                                                                     22,881,444
                                                                   ------------
MACHINERY & HEAVY EQUIPMENT -- 1.3%
 #Deere & Co.                                           50,000        1,817,000
 #Ingersoll-Rand Co.                                    45,000        1,786,950
                                                                   ------------
                                                                      3,603,950
                                                                   ------------
MANUFACTURING -- 2.6%
  ITT Industries, Inc.                                  90,000        3,487,500
  Magna International, Inc.                             30,800        1,424,808
 #Mattel, Inc.                                         121,100        2,148,314
                                                                   ------------
                                                                      7,060,622
                                                                   ------------
MEASURING & CONTROLLING DEVICES -- 2.2%
  Johnson Controls, Inc.                                25,400        1,586,484
 #Millipore Corp.                                       40,000        1,850,400
  Parker-Hannifin Corp.                                 65,000        2,581,800
                                                                   ------------
                                                                      6,018,684
                                                                   ------------
MEDICAL & MEDICAL SERVICES -- 1.7%
  Health Net, Inc.**                                    70,700        1,457,127
  Oxford Health Plans, Inc.**                          120,100        3,212,675
                                                                   ------------
                                                                      4,669,802
                                                                   ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 3.7%
  Becton, Dickinson & Co.                               57,000        2,013,240
  Biomet, Inc.**                                        67,700        2,666,745
  Boston Scientific Corp.                               67,700        1,366,186
  C.R. Bard, Inc.                                       34,200        1,552,680
  Dentsply International, Inc.                          73,500        2,682,750
                                                                   ------------
                                                                     10,281,601
                                                                   ------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                   MID-CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

                                                       Number
AS OF MARCH 31, 2001 (UNAUDITED)                     of Shares         Value
                                                     ---------     ------------
COMMON STOCKS (CONTINUED)
MOTOR VEHICLES -- 0.7%
  Dana Corp.                                           119,200     $  2,047,856
                                                                   ------------
OIL & GAS -- 8.9%
  Anadarko Petroleum Corp.                              35,000        2,197,300
  Apache Corp.                                          45,000        2,592,450
  Baker Hughes, Inc.                                    50,000        1,815,500
 #El Paso Corp.                                         96,000        6,268,800
  EOG Resources, Inc.                                   60,000        2,473,800
  Ocean Energy, Inc.**                                 200,000        3,310,000
  Tidewater, Inc.                                       55,000        2,486,000
  Ultramar Diamond Shamrock Corp.                       40,500        1,465,290
 #Weatherford International, Inc.**                     36,000        1,776,600
                                                                   ------------
                                                                     24,385,740
                                                                   ------------
PAPER & FOREST PRODUCTS -- 3.1%
  Bowater, Inc.                                         50,000        2,370,000
 #Georgia-Pacific Group                                 85,000        2,499,000
  International Paper Co.                              100,000        3,608,000
                                                                   ------------
                                                                      8,477,000
                                                                   ------------
PHARMACEUTICALS -- 0.2%
  Celgene Corp.**                                       27,000          675,000
                                                                   ------------
REAL ESTATE -- 5.4%
  Arden Realty, Inc.                                    92,475        2,182,410
 #Avalonbay Communities, Inc.                           54,800        2,510,388
  Cendant Corp.**                                      190,000        2,772,100
 #Equity Office Properties Trust                        38,000        1,064,000
  Equity Residential Properties Trust                   47,800        2,487,034
 #Host Marriott Corp.                                   68,400          798,912
  Lennar Corp.                                          56,300        2,244,118
  Spieker Properties, Inc.                              15,500          850,175
                                                                   ------------
                                                                     14,909,137
                                                                   ------------
RESTAURANTS -- 1.2%
  Darden Restaurants, Inc.                             141,700        3,365,375
                                                                   ------------
RETAIL MERCHANDISING -- 7.2%
  Abercrombie & Fitch Co.**                             57,500        1,880,250
  Federated Department Stores, Inc.**                   30,000        1,246,500
  Limited, Inc.                                        104,100        1,636,452
  May Department Stores Co.                             39,600        1,405,008
  Nike, Inc.                                            37,300        1,512,515
  Office Depot, Inc.**                                 215,000        1,881,250
 #Polo Ralph Lauren Corp.**                             55,800        1,534,500
 #Rite Aid Corp.**                                     312,000        2,087,280
 #Sears, Roebuck & Co.                                  34,400        1,213,288
  Toys "R" Us, Inc.**                                   69,500        1,744,450
  Venator Group, Inc.**                                268,000        3,698,400
                                                                   ------------
                                                                     19,839,893
                                                                   ------------
SEMICONDUCTORS & RELATED DEVICES -- 3.2%
 #Advanced Micro Devices, Inc.**                        36,500          968,710
  Agere Systems, Inc.                                  500,000        3,090,000
 #Lam Research Corp.**                                  48,500        1,151,875
 #National Semiconductor Corp.**                        70,000        1,872,500
  Novellus Systems, Inc.**                              40,000        1,622,500
                                                                   ------------
                                                                      8,705,585
                                                                   ------------

                                                       Number
                                                     of Shares         Value
                                                     ---------     ------------
SOAPS & COSMETICS -- 0.7%
  Avon Products, Inc.                                   47,200     $  1,887,528
                                                                   ------------
TELECOMMUNICATIONS -- 1.1%
  Broadwing, Inc.**                                     61,800        1,183,470
 #McLeod USA, Inc. - Class A**                         209,400        1,812,619
                                                                   ------------
                                                                      2,996,089
                                                                   ------------
TEXTILES -- 0.8%
 #Jones Apparel Group, Inc.**                           58,800        2,222,640
                                                                   ------------
TOBACCO -- 1.0%
 #R.J. Reynolds Tobacco Holdings, Inc.                  50,600        2,838,660
                                                                   ------------
TRANSPORTATION -- 1.0%
  Fedex Corp.**                                         62,800        2,617,504
                                                                   ------------
WASTE MANAGEMENT -- 0.9%
  Waste Management, Inc.                                97,000        2,395,900
                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $248,103,031)                                              265,425,448
                                                                   ------------

                                                    Par/Shares
                                 Maturity              (000)
                                 --------           ----------
SHORT TERM INVESTMENTS -- 3.5%
   Federal Home Loan Bank
     Discount Notes
     5.13%                       04/02/01               $5,000        4,999,288
   Galileo Money Market Fund                             4,756        4,756,020
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $9,755,308)                                                  9,755,308
                                                                   ------------
TOTAL INVESTMENTS IN
   SECURITIES -- 100.0%
   (Cost $257,858,339*)                                            $275,180,756
                                                                   ============
----------
* Cost for Federal income tax purposes is $260,376,249. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                                 $ 27,564,103
     Gross unrealized depreciation                                  (12,759,596)
                                                                   ------------
                                                                   $ 14,804,507
                                                                   ============
** Non-income producing security.
#  Total or partial securities on loan.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                         MID-CAP VALUE EQUITY PORTFOLIO

MARCH 31, 2001 (UNAUDITED)

ASSETS
   Investments at value (Cost $257,858,339) ............................................................             $  275,180,756
   Collateral received for securities loaned ...........................................................                 63,689,264
   Dividends receivable ................................................................................                    421,547
   Interest receivable .................................................................................                     21,981
   Investments sold receivable .........................................................................                  4,061,932
   Capital shares sold receivable ......................................................................                     32,582
   Prepaid expenses ....................................................................................                     31,967
                                                                                                                     --------------
          TOTAL ASSETS .................................................................................                343,440,029
                                                                                                                     --------------
LIABILITIES
   Payable upon return of securities loaned ............................................................                 63,689,264
   Investments purchased payable .......................................................................                  5,051,576
   Capital shares redeemed payable .....................................................................                     34,144
   Advisory fees payable ...............................................................................                    190,718
   Adminstrative fees payable ..........................................................................                     54,832
   Transfer agent fees payable .........................................................................                     15,087
   Other accrued expenses payable ......................................................................                     41,600
                                                                                                                     --------------
          TOTAL LIABILITIES ............................................................................                 69,077,221
                                                                                                                     --------------
NET ASSETS (Applicable to 18,655,399 Institutional shares, 2,651,374
   Service shares, 377,597 Investor A shares, 601,897 Investor B shares and
   229,821 Investor C shares outstanding) ..............................................................             $  274,362,808
                                                                                                                     ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($227,487,798 (DIVIDE) 18,655,399) ..........................................                     $12.19
                                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($32,300,088 (DIVIDE) 2,651,374) ..................................................                     $12.18
                                                                                                                             ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($4,597,058 (DIVIDE) 377,597) ..................................................                     $12.17
                                                                                                                             ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ( $12.17 (DIVIDE) 0.955) ............................................................................                     $12.74
                                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($7,220,641 (DIVIDE) 601,897) ..................................................                     $12.00
                                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($2,757,223 (DIVIDE) 229,821) ..................................................                     $12.00
                                                                                                                             ======

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         MID-CAP GROWTH EQUITY PORTFOLIO

                                                       Number
AS OF MARCH 31, 2001 (UNAUDITED)                     of Shares         Value
                                                     ---------     ------------
COMMON STOCKS -- 77.4%
BANKS -- 2.3%
  Astoria Financial Corp.                               55,500     $  2,965,781
  Dime Bancorp, Inc., Warrants**                        60,000           14,062
  Synovus Financial Corp.                              394,700       10,656,900
                                                                   ------------
                                                                     13,636,743
                                                                   ------------
BROADCASTING-- 1.5%
 #Charter Communications, Inc. -
    Class A**                                          323,000        7,307,875
  Clear Channel Communications,
    Inc.**                                              29,100        1,584,495
                                                                   ------------
                                                                      8,892,370
                                                                   ------------
BUSINESS SERVICES -- 1.6%
  Apollo Group, Inc.**                                  84,750        2,780,859
 #Fluor Corp.                                          104,200        4,636,900
 #Juniper Networks, Inc.**                              50,200        1,905,592
                                                                   ------------
                                                                      9,323,351
                                                                   ------------
CHEMICALS -- 1.0%
  Allied Waste Industries, Inc.**                      378,600        5,936,448
                                                                   ------------
COMPUTER & OFFICE EQUIPMENT -- 0.5%
  SunGard Data Systems, Inc.**                          57,100        2,811,033
                                                                   ------------
COMPUTER SOFTWARE & SERVICES -- 5.3%
 #Adobe Systems, Inc.                                  115,000        4,021,550
 #BEA Systems, Inc.**                                   97,800        2,872,875
 #Electronic Arts, Inc.**                              110,000        5,967,500
  Emulex Corp.**                                       106,000        1,994,125
  Intuit, Inc.**                                        87,800        2,436,450
 #NVIDIA Corp.**                                        85,200        5,531,344
 #Siebel Systems, Inc.**                                90,500        2,461,600
  Synopsys, Inc.**                                     127,200        5,970,450
                                                                   ------------
                                                                     31,255,894
                                                                   ------------
CONSTRUCTION -- 0.9%
  Clayton Homes, Inc.                                  195,000        2,349,750
 #Shaw Group, Inc.**                                    57,300        2,676,483
                                                                   ------------
                                                                      5,026,233
                                                                   ------------
ENERGY & UTILITIES -- 5.6%
 #Calpine Corp.**                                      212,000       11,674,840
 #Devon Energy Corp.                                    55,000        3,201,000
 #Kinder Morgan, Inc.                                  136,800        7,277,760
 #Mirant Corp.**                                       100,000        3,550,000
  NiSource, Inc.                                        97,600        3,037,312
  UtiliCorp United, Inc.                               132,000        4,271,520
                                                                   ------------
                                                                     33,012,432
                                                                   ------------
ENTERTAINMENT & LEISURE -- 3.7%
 #Callaway Golf Co.**                                  401,400        8,915,094
  GTECH Holdings Corp.**                               113,400        3,090,150
 #Harrah's Entertainment, Inc.**                       104,000        3,060,720
  International Game Technology, Inc.**                 62,300        3,136,805
  International Speedway Corp. -
    Class A                                            100,100        3,709,956
                                                                   ------------
                                                                     21,912,725
                                                                   ------------
FINANCE -- 2.8%
  Heller Financial, Inc.                               245,000        8,611,750
  Lehman Brothers Holdings, Inc.                        50,000        3,135,000
  S & P 400 Mid-Cap Depositary
    Receipts                                            53,000        4,473,200
                                                                   ------------
                                                                     16,219,950
                                                                   ------------

                                                       Number
                                                     of Shares         Value
                                                     ---------     ------------
FOOD & AGRICULTURE -- 2.2%
  Albertson's, Inc.                                     94,300     $  3,000,626
 #Winn-Dixie Stores, Inc.                              339,900        9,642,963
                                                                   ------------
                                                                     12,643,589
                                                                   ------------
HOTELS & MOTELS -- 1.2%
 #Marriott International, Inc. - Class A                75,000        3,088,500
  Starwood Hotels & Resorts Worldwide,
    Inc                                                120,000        4,081,200
                                                                   ------------
                                                                      7,169,700
                                                                   ------------
INSURANCE -- 1.0%
 #The First American Corp.                             235,000        6,110,000
                                                                   ------------
MANUFACTURING -- 1.5%
 #Mattel, Inc.                                         498,900        8,850,486
                                                                   ------------
MEASURING & CONTROLLING DEVICES -- 1.2%
 #KLA-Tencor Corp.**                                    75,000        2,953,125
  Thermo Electron Corp.**                              171,400        3,853,072
                                                                   ------------
                                                                      6,806,197
                                                                   ------------
MEDICAL & MEDICAL SERVICES -- 5.7%
  Bergen Brunswig Corp. - Class A                      282,700        4,692,820
 #Genzyme Corp.**                                       62,000        5,600,460
  Lincare Holdings, Inc.**                             132,700        7,024,806
 #Quintiles Transnational Corp.**                      272,100        5,135,888
  Tenet Healthcare Corp.**                              55,000        2,420,000
  Universal Health Services, Inc. -
    Class B**                                           63,500        5,607,050
  Wellpoint Health Networks, Inc.**                     35,000        3,335,850
                                                                   ------------
                                                                     33,816,874
                                                                   ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 2.2%
  Biomet, Inc.**                                       164,800        6,491,575
  Invitrogen Corp.**                                    55,900        3,066,115
  Varian Medical Systems, Inc.**                        60,500        3,678,400
                                                                   ------------
                                                                     13,236,090
                                                                   ------------
METAL & MINING -- 1.1%
  CONSOL Energy, Inc.                                  195,800        6,755,100
                                                                   ------------
MOTOR VEHICLES -- 0.5%
 #Harley-Davidson, Inc.                                 78,000        2,960,100
                                                                   ------------
OIL & GAS -- 10.5%
  Anadarko Petroleum Corp.                              71,500        4,488,770
  Baker Hughes, Inc.                                    93,700        3,402,247
  BJ Services Co.**                                     75,000        5,340,000
  Coflexip SA - ADR**                                   74,200        4,841,550
 #El Paso Corp.                                        136,000        8,880,800
  Energen Corp.                                         95,300        3,364,090
 #ENSCO International, Inc.                             68,700        2,404,500
  EOG Resources, Inc.                                   64,300        2,651,089
  Noble Affiliates, Inc.                               200,000        8,346,000
  Noble Drilling Corp.**                               120,000        5,539,200
  Sante Fe International Corp.                          81,600        2,652,000
  Tidewater, Inc.                                       61,400        2,775,280
 #Weatherford International, Inc.**                    140,000        6,909,000
                                                                   ------------
                                                                     61,594,526
                                                                   ------------
PAPER & FOREST PRODUCTS -- 0.4%
  Pactiv Corp.**                                       175,000        2,119,250
                                                                   ------------
See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                   MID-CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

                                                       Number
AS OF MARCH 31, 2001 (UNAUDITED)                     of Shares         Value
                                                     ---------     ------------
COMMON STOCKS (CONTINUED)
PHARMACEUTICALS -- 4.1%
  Biogen, Inc.**                                        51,000     $  3,228,938
 #Biotech Holders Trust**                               50,000        5,700,000
  Celgene Corp.**                                       93,000        2,325,000
 #Cephalon, Inc.**                                      32,100        1,542,806
  Forest Laboratories, Inc.**                           26,000        1,540,240
  ICOS Corp.**                                          60,100        2,854,750
 #IDEC Pharmaceuticals Corp.**                          48,000        1,920,000
  King Pharmaceuticals, Inc.**                         117,577        4,791,263
                                                                   ------------
                                                                     23,902,997
                                                                   ------------
REAL ESTATE -- 1.1%
 #Lennar Corp.                                         165,700        6,604,802
                                                                   ------------
RESTAURANTS -- 1.5%
 #Starbucks Corp.**                                    100,800        4,277,700
  Tricon Global Restaurants, Inc.**                    122,000        4,659,180
                                                                   ------------
                                                                      8,936,880
                                                                   ------------
RETAIL MERCHANDISING -- 8.5%
  Abercrombie & Fitch Co.**                            265,800        8,691,660
  Bed, Bath and Beyond, Inc.**                         195,000        4,789,688
  BJ's Wholesale Club, Inc.**                          145,000        6,938,250
 #Coach, Inc.**                                         50,000        1,445,500
  CVS Corp.                                             50,000        2,924,500
 #Family Dollar Stores, Inc.                           120,000        3,084,000
 #Federated Department Stores, Inc.**                   89,300        3,710,415
  K Mart Corp.**                                       219,900        2,067,060
 #Kohl's Corp.**                                        76,000        4,688,440
  May Department Stores Co.                             99,500        3,530,260
  Toys "R" Us, Inc.**                                  323,200        8,112,320
                                                                   ------------
                                                                     49,982,093
                                                                   ------------
SEMICONDUCTORS & RELATED DEVICES -- 6.6%
 #Advanced Micro Devices, Inc.**                       158,200        4,198,628
 #Lam Research Corp.**                                 298,000        7,077,500
 #Micron Technology, Inc.**                            103,400        4,294,202
  National Semiconductor Corp.**                       171,700        4,592,975
 #Novellus Systems, Inc.**                             182,800        7,414,825
 #Photronics Labs, Inc.**                              202,100        4,989,344
  Semiconductor Holders Trust**                        120,000        4,978,800
  Semtech Corp.**                                       50,000        1,471,875
                                                                   ------------
                                                                     39,018,149
                                                                   ------------
TELECOMMUNICATIONS -- 2.4%
 #Comverse Technology, Inc.**                           45,700        2,691,273
 #Emmis Communications Corp. -
    Class A**                                           58,300        1,475,719
  L-3 Communications Holdings, Inc.**                   91,000        7,184,450
 #Time Warner Telecom, Inc. -
    Class A**                                           72,000        2,619,000
                                                                   ------------
                                                                     13,970,442
                                                                   ------------
TEXTILES -- 0.5%
 #Jones Apparel Group, Inc.**                           80,000        3,024,000
                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $473,314,085)                                              455,528,454
                                                                   ------------


                                                    Par/Shares
                                Maturity              (000)            Value
                                --------            ----------     ------------

SHORT TERM INVESTMENTS -- 22.6%
   Federal Farm Credit Bank
     Discount Notes
     4.60%                      07/02/01               $ 5,000     $  4,937,293
   Federal Home Loan Bank
     Discount Notes
     4.75%                      04/02/01                81,600       81,589,233
     5.13%                      04/02/01                29,400       29,395,811
     5.32%***                   04/04/01                 4,000        3,998,227
     4.90%***                   04/06/01                 5,000        4,996,597
     4.67%***                   05/04/01                 5,000        4,978,596
   Galileo Money Market Fund                             3,008        3,007,956
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $132,903,713)                                              132,903,713
                                                                   ------------
TOTAL INVESTMENTS IN
   SECURITIES -- 100.0%
   (Cost $606,217,798*)                                            $588,432,167
                                                                   ============
----------
* Cost for Federal income tax purposes is $615,872,222. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                                 $ 12,175,889
     Gross unrealized depreciation                                  (39,615,944)
                                                                   ------------
                                                                   $(27,440,055)
                                                                   ============
**  Non-income producing security.
*** Securities  pledged as collateral  with a value of $13,965,610 on 400 Nasdaq
    100 Stock Index futures contracts expiring June 2001. The value of such contracts on March 31, 2001 was $63,600,000, thereby resulting in an unrealized loss of $5,410,938.
#   Total or partial securities on loan.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                         MID-CAP GROWTH EQUITY PORTFOLIO

MARCH 31, 2001 (UNAUDITED)

ASSETS
   Investments at value (Cost $606,217,798) ............................................................             $588,432,167
   Collateral received for securities loaned ...........................................................              118,388,019
   Dividends receivable ................................................................................                  189,007
   Interest receivable .................................................................................                   27,972
   Investments sold receivable .........................................................................               20,585,654
   Capital shares sold receivable ......................................................................                  275,446
   Prepaid expenses ....................................................................................                   46,600
   Futures margin receivable ...........................................................................                  403,200
                                                                                                                     ------------
          TOTAL ASSETS .................................................................................              728,348,065
                                                                                                                     ------------
LIABILITIES
   Payable upon return of securities loaned ............................................................              118,388,019
   Investments purchased payable .......................................................................               26,067,919
   Capital shares redeemed payable .....................................................................                  431,058
   Advisory fees payable ...............................................................................                  419,303
   Adminstrative fees payable ..........................................................................                  118,559
   Transfer agent fees payable .........................................................................                   55,378
   Other accrued expenses payable ......................................................................                  328,744
                                                                                                                     ------------
          TOTAL LIABILITIES ............................................................................              145,808,980
                                                                                                                     ------------
NET ASSETS (Applicable to 41,027,994 Institutional shares, 5,048,480
   Service shares, 5,122,520 Investor A shares, 7,811,967 Investor B shares and
   3,431,839 Investor C shares outstanding) ............................................................             $582,539,085
                                                                                                                     ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($391,196,952 (DIVIDE) 41,027,994) ..........................................                    $9.53
                                                                                                                            =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($47,002,316 (DIVIDE) 5,048,480) ..................................................                    $9.31
                                                                                                                            =====
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($46,862,914 (DIVIDE) 5,122,520) ...............................................                    $9.15
                                                                                                                            =====
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($9.15 (DIVIDE) 0.955) ..............................................................................                    $9.58
                                                                                                                            =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($67,741,462 (DIVIDE) 7,811,967) ...............................................                    $8.67
                                                                                                                            =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($29,735,441 (DIVIDE) 3,431,839) ...............................................                    $8.66
                                                                                                                            =====

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                        SMALL CAP VALUE EQUITY PORTFOLIO

                                                      Number
AS OF MARCH 31, 2001 (UNAUDITED)                     of Shares        Value
                                                     ---------     ------------
COMMON STOCKS -- 99.4%
AEROSPACE -- 0.6%
  Triumph Group, Inc.**                                 83,400     $  3,169,200
                                                                   ------------
AIR TRANSPORTATION -- 1.0%
 #EGL, Inc.**                                          205,300        5,004,187
                                                                   ------------
AUTOMOTIVE -- 0.8%
  Lear Corp.**                                         131,900        3,864,670
                                                                   ------------
BANKS -- 6.7%
  City National Corp.                                   66,200        2,542,742
  Colonial BancGroup, Inc.                             270,100        3,511,300
  Commerce Bancorp, Inc.                                86,479        5,188,740
  Community First Bankshares, Inc.                     229,800        4,639,087
  Cullen/Frost Bankers                                  73,904        2,531,212
  FirstFed Financial Corp.**                            70,000        1,960,000
  Fulton Financial Corp.                               137,700        2,797,031
  Richmond County Financial Corp.                      270,600        7,948,875
  Sky Financial Group, Inc.                            138,300        2,359,744
                                                                   ------------
                                                                     33,478,731
                                                                   ------------
BEVERAGES -- 0.8%
  Constellation Brands, Inc. - Class A**                53,900        3,836,602
                                                                   ------------
BROADCASTING -- 0.7%
  Mediacom Communications Corp.**                      172,200        3,368,662
                                                                   ------------
BUSINESS SERVICES -- 0.6%
  Encompass Services Corp.**                           579,600        2,840,040
                                                                   ------------
CHEMICALS -- 3.6%
  Cambrex Corp.                                        144,800        6,016,440
  Cytec Industries, Inc.**                             126,900        4,063,338
  Olin Corp.                                           205,900        4,198,301
  OM Group, Inc.                                        67,500        3,594,375
                                                                   ------------
                                                                     17,872,454
                                                                   ------------
COMPUTER & OFFICE EQUIPMENT -- 2.0%
  Ikon Office Solutions, Inc.                          629,100        3,585,870
  Interface, Inc.                                      393,700        2,706,688
  United Stationers, Inc.**                            146,800        3,559,900
                                                                   ------------
                                                                      9,852,458
                                                                   ------------
COMPUTER SOFTWARE & SERVICES -- 0.3%
  Manugistics Group, Inc.**                             91,500        1,675,594
                                                                   ------------
CONSUMER PRODUCTS -- 1.0%
  Stewart Enterprises, Inc.                          1,024,000        5,088,000
                                                                   ------------
CONTAINERS -- 0.7%
  Packaging Corp. of America**                         259,500        3,425,400
                                                                   ------------
ELECTRONICS -- 5.8%
  Avista Corp.                                         178,800        3,150,456
  Belden, Inc.                                         243,240        4,876,962
  Cable Design Technologies, Inc.**                    135,400        1,814,360
  CTS Corp.                                             84,400        1,751,300
  Electronics for Imaging, Inc.**                      219,400        5,402,725
  GenRad, Inc.**                                       208,900        1,671,200
 #MDU Resources Group, Inc.                            100,400        3,586,288
  Plexus Corp.**                                       103,800        2,659,875
 #Sensormatic Electronics Corp.**                      157,100        2,984,900
  Woodhead Industries, Inc.                             44,300          772,481
                                                                   ------------
                                                                     28,670,547
                                                                   ------------

                                                      Number
                                                     of Shares        Value
                                                     ---------     ------------
ENERGY & UTILITIES -- 4.7%
 #Cleco Corp.                                          147,100     $  6,685,695
  Equitable Resources, Inc.                             45,500        3,139,500
 #Oklahoma Gas & Electric Co.                          184,700        4,246,253
  Peoples Energy Corp.                                 137,400        5,340,738
  Piedmont Natural Gas, Inc.                           111,500        3,958,250
                                                                   ------------
                                                                     23,370,436
                                                                   ------------
ENTERTAINMENT & LEISURE -- 2.3%
  Bally Total Fitness Holding Corp.**                  153,600        4,523,520
 #Six Flags, Inc.**                                    154,300        2,985,705
  WMS Industries, Inc.**                               231,800        4,172,400
                                                                   ------------
                                                                     11,681,625
                                                                   ------------
FINANCE -- 2.7%
  Allied Capital Corp.                                 126,000        2,535,750
  Banknorth Group, Inc.                                408,400        8,116,950
  Webster Financial Corp.                               95,300        2,793,481
                                                                   ------------
                                                                     13,446,181
                                                                   ------------
FOOD & AGRICULTURE -- 6.0%
  Dean Foods Co.                                        55,700        1,886,002
  Del Monte Foods Co.**                                427,300        3,478,222
  Earthgrains Co.                                      319,600        6,791,500
 #Fleming Cos., Inc.                                   282,500        7,189,625
  Pathmark Stores, Inc.**                              270,600        4,654,320
 #Smithfield Foods, Inc.**                              89,200        2,899,000
 #Suiza Foods Corp.**                                   59,500        2,861,355
                                                                   ------------
                                                                     29,760,024
                                                                   ------------
FURNITURE -- 0.6%
  Haverty Furniture Co., Inc.                          218,400        2,992,080
                                                                   ------------
INSURANCE -- 7.5%
  American Financial Group, Inc.                       132,400        3,190,840
  Arthur J. Gallagher & Co.                            224,800        6,226,960
  Everest RE Group Ltd.                                162,000       10,776,240
  Fidelity National Financial, Inc.                    249,000        6,665,730
 #HCC Insurance Holdings, Inc.                         113,300        2,996,785
  LandAmerica Financial Group, Inc.                    152,000        5,408,160
  RenaissanceRe Holdings Ltd.                           30,100        2,107,301
                                                                   ------------
                                                                     37,372,016
                                                                   ------------
MACHINERY & HEAVY EQUIPMENT -- 5.6%
  AMETEK, Inc.                                         177,800        4,907,280
  Axcelis Technologies, Inc.**                         335,600        3,880,375
 #Brooks Automation, Inc.**                            102,000        4,054,500
  Kennametal, Inc.                                     171,800        4,724,500
  Stewart & Stevenson Services, Inc.                   196,600        4,276,050
  Teleflex, Inc.                                        68,900        2,821,455
  York International Corp.                             109,300        3,025,424
                                                                   ------------
                                                                     27,689,584
                                                                   ------------
MEDICAL & MEDICAL SERVICES -- 4.5%
  Bergen Brunswig Corp. - Class A                      160,100        2,657,660
  Beverly Enterprises, Inc.**                          504,200        4,033,600
  Coventry Health Care, Inc.**                         140,100        2,320,406
  Healthcare Realty Trust, Inc.                        121,200        2,920,920
  Humana, Inc.**                                       185,300        1,941,944
  Manor Care, Inc.**                                    93,600        1,909,440
  Specialty Laboratories, Inc.**                       120,800        2,959,600
  Sunrise Assisted Living, Inc.**                      179,500        3,533,906
                                                                   ------------
                                                                     22,277,476
                                                                   ------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  SMALL CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

                                                      Number
AS OF MARCH 31, 2001 (UNAUDITED)                     of Shares        Value
                                                     ---------     ------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS & SUPPLIES -- 3.3%
  Edwards Lifesciences Corp.**                         222,800     $  4,366,880
  Orthofix International, N.V.**                       101,000        2,278,813
  Owens & Minor, Inc. Holding Co.                      179,900        2,973,747
  PSS World Medical, Inc.**                            495,500        2,214,266
  Sybron Dental Specialties, Inc.**                    225,000        4,725,000
                                                                   ------------
                                                                     16,558,706
                                                                   ------------
METAL & MINING -- 4.0%
  Century Aluminum Co.                                 356,800        5,708,800
  Louis Dreyfus Natural Gas Corp.**                    170,000        6,290,000
  Mueller Industries, Inc.**                           144,000        4,325,760
  RTI International Metals, Inc.**                     262,000        3,523,900
                                                                   ------------
                                                                     19,848,460
                                                                   ------------
MOTOR VEHICLES -- 1.5%
  BorgWarner, Inc.                                     123,200        4,936,624
  United Rentals, Inc.**                               161,700        2,640,561
                                                                   ------------
                                                                      7,577,185
                                                                   ------------
OIL & GAS -- 3.9%
  ATP Oil & Gas Corp.**                                254,900        3,106,594
  Grey Wolf, Inc.**                                    389,300        2,530,450
 #Oneok, Inc.                                          119,400        4,882,266
  Pioneer Natural Resouces Co.**                       153,800        2,414,660
  Pride International, Inc.**                          104,900        2,492,424
  Questar Corp.                                         59,900        1,641,260
 #Valero Energy Corp.                                   73,700        2,616,350
                                                                   ------------
                                                                     19,684,004
                                                                   ------------
PAPER & FOREST PRODUCTS -- 2.7%
  Boise Cascade Corp.                                   85,600        2,687,840
  Mail-Well, Inc.**                                    413,800        2,015,206
  Pactiv Corp.**                                       502,900        6,090,119
  Schweitzer-Mauduit International, Inc.               151,700        2,677,505
                                                                   ------------
                                                                     13,470,670
                                                                   ------------
REAL ESTATE -- 10.6%
  Alexandria Real Estate Equities, Inc.                152,600        5,760,650
 #AMB Property Corp.                                   276,000        6,789,600
  Brandywine Realty Trust                              263,300        5,239,670
  BRE Properties, Inc.                                 140,782        4,081,270
  Camden Property Trust                                179,200        5,958,400
  Eastgroup Properties                                 206,500        4,863,075
  Essex Property Trust, Inc.                            55,400        2,661,970
 #Lennar Corp.                                         117,965        4,702,085
  MeriStar Hospitality Corp.                           204,100        4,082,000
  Nationwide Health Properties, Inc.                   162,900        2,718,801
  SL Green Realty Corp.                                226,700        6,222,915
                                                                   ------------
                                                                     53,080,436
                                                                   ------------
RESTAURANTS -- 1.3%
  AFC Enterprises, Inc.**                              172,500        3,320,625
  Ruby Tuesday, Inc.                                   167,700        3,288,597
                                                                   ------------
                                                                      6,609,222
                                                                   ------------

                                                      Number
                                                     of Shares        Value
                                                     ---------     ------------
RETAIL MERCHANDISING -- 8.7%
  Consolidated Stores Corp.**                          217,900     $  2,189,895
 #Dillards, Inc. - Class A                             183,400        4,023,796
 #Duane Reade, Inc.**                                   21,000          728,700
  Footstar, Inc.**                                       5,700          228,855
 #National Service Industries, Inc.                    123,600        2,898,420
  Payless ShoeSource, Inc.**                            36,500        2,272,125
  Russell Corp.                                        290,500        5,432,350
  School Specialty, Inc.**                             118,600        2,557,313
  Sensient Technologies Corp.                          178,800        4,073,064
  Stride Rite Corp.                                    378,300        2,837,250
  The Pep Boys - Manny, Moe & Jack                     295,000        1,796,550
  Tupperware Corp.                                     240,000        5,726,400
  Venator Group, Inc.**                                522,400        7,209,120
  Wolverine World Wide, Inc.                           101,400        1,478,412
                                                                   ------------
                                                                     43,452,250
                                                                   ------------
SEMICONDUCTORS & RELATED DEVICES -- 1.3%
  LTX Corp.**                                          193,100        3,608,556
  Mattson Technology, Inc.**                           183,000        2,767,875
                                                                   ------------
                                                                      6,376,431
                                                                   ------------
TELECOMMUNICATIONS -- 0.4%
  CT Communications, Inc.                              156,300        1,992,825
                                                                   ------------
TEXTILES -- 1.1%
  Phillips Services Corp.                              351,700        5,303,636
                                                                   ------------
TRANSPORTATION -- 1.6%
  CNF Transportation, Inc.                             113,700        3,284,793
  GATX Corp.                                           113,300        4,810,718
                                                                   ------------
                                                                      8,095,511
                                                                   ------------
WASTE MANAGEMENT -- 0.5%
  Waste Connections, Inc.**                             86,700        2,498,044
                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $434,199,550)                                              495,283,347
                                                                   ------------
SHORT TERM INVESTMENTS -- 0.6%
   Galileo Money Market Fund                         3,185,649        3,185,649
   (Cost $3,185,649)                                               ------------


TOTAL INVESTMENTS IN
   SECURITIES -- 100.0%
   (Cost $437,385,199*)                                            $498,468,996
                                                                   ============
----------
* Cost for Federal income tax purposes is $440,299,545. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                                 $ 80,889,193
     Gross unrealized depreciation                                  (22,719,742)
                                                                   ------------
                                                                   $ 58,169,451
                                                                   ============
** Non-income producing security.
#  Total or partial securities on loan.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                        SMALL CAP VALUE EQUITY PORTFOLIO

MARCH 31, 2001 (UNAUDITED)

ASSETS
   Investments at value (Cost $437,385,199) ............................................................             $498,468,996
   Collateral received for securities loaned ...........................................................               38,908,343
   Cash ................................................................................................                1,990,743
   Dividends receivable ................................................................................                  592,900
   Interest receivable .................................................................................                   18,506
   Investments sold receivable .........................................................................               15,341,998
   Capital shares sold receivable ......................................................................                   71,676
   Prepaid expenses ....................................................................................                   29,178
                                                                                                                     ------------
          TOTAL ASSETS .................................................................................              555,422,340
                                                                                                                     ------------
LIABILITIES
   Payable upon return of securities loaned ............................................................               38,908,343
   Investments purchased payable .......................................................................                  639,358
   Capital shares redeemed payable .....................................................................                   86,875
   Advisory fees payable ...............................................................................                  249,923
   Adminstrative fees payable ..........................................................................                  103,918
   Transfer agent fees payable .........................................................................                   16,522
   Other accrued expenses payable ......................................................................                  118,587
                                                                                                                     ------------
          TOTAL LIABILITIES ............................................................................               40,123,526
                                                                                                                     ------------
NET ASSETS (Applicable to 25,130,235 Institutional shares, 3,007,388
   Service shares, 1,649,390 Investor A shares, 950,367 Investor B shares and
   383,309 Investor C shares outstanding) ..............................................................             $515,298,814
                                                                                                                     ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($416,761,677 (DIVIDE) 25,130,235) ..........................................                   $16.58
                                                                                                                           ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($49,840,022 (DIVIDE) 3,007,388) ..................................................                   $16.57
                                                                                                                           ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($27,346,598 (DIVIDE) 1,649,390) ...............................................                   $16.58
                                                                                                                           ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($16.58 (DIVIDE) 0.955) .............................................................................                   $17.36
                                                                                                                           ======
NETASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($15,211,702 (DIVIDE) 950,367) .................................................                   $16.01
                                                                                                                           ======
NETASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($6,138,815 (DIVIDE) 383,309) ..................................................                   $16.02
                                                                                                                           ======

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                        SMALL CAP GROWTH EQUITY PORTFOLIO

                                                       Number
AS OF MARCH 31, 2001 (UNAUDITED)                     of Shares        Value
                                                     ---------   --------------
COMMON STOCKS -- 84.6%
ADVERTISING -- 0.2%
  ADVO, Inc.**                                          82,100   $    3,029,490
                                                                 --------------
AEROSPACE -- 0.3%
  Alliant Techsystems, Inc.**                           59,000        5,224,450
                                                                 --------------
APPAREL -- 0.8%
  Timberland Co.**                                     244,200       12,405,360
                                                                 --------------
BANKS -- 4.1%
  Associated Banc-Corp.**                              578,100       19,221,825
  Cullen/Frost Bankers                                 228,300        7,819,275
  FirstFed Financial Corp.**                           391,800       10,970,400
 #Firstmerit Corp.**                                    91,600        2,381,600
  Investors Financial Service Co.                      333,500       19,551,437
  UCBH Holdings, Inc.**                                122,900        5,983,694
                                                                 --------------
                                                                     65,928,231
                                                                 --------------
BEVERAGES -- 0.4%
  Robert Mondavi Corp. - Class A**                     157,000        7,035,562
                                                                 --------------
CHEMICALS -- 1.2%
  Albany Molecular Research, Inc.**                    440,100       15,403,500
  Varian, Inc.**                                       144,000        3,681,000
                                                                 --------------
                                                                     19,084,500
                                                                 --------------
COMPUTER & OFFICE EQUIPMENT -- 0.3%
  Integrated Circuit Systems, Inc.**                    95,000        1,520,000
  IXIA**                                               295,900        3,791,219
                                                                 --------------
                                                                      5,311,219
                                                                 --------------
COMPUTER SOFTWARE & SERVICES -- 2.3%
  Art Technology Group, Inc.**                         241,000        2,892,000
  Interwoven, Inc.**                                   372,000        3,743,250
 #Manugistics Group, Inc.**                            183,600        3,362,175
  Mentor Graphics Corp.**                              200,200        4,129,125
  RSA Security, Inc.**                                  62,350        1,539,266
  THQ, Inc.**                                          548,200       20,831,600
                                                                 --------------
                                                                     36,497,416
                                                                 --------------
CONSTRUCTION -- 3.0%
 #Shaw Group, Inc.**                                 1,028,100       48,022,551
   Washington Group International,
     Inc.**                                                162               89
                                                                 --------------
                                                                     48,022,640
                                                                 --------------
ELECTRONICS -- 3.2%
  Advanced Energy Industries, Inc.**                   175,300        4,524,931
 #Avanex Corp.**                                       262,300        2,772,511
  Bruker Daltonics, Inc.**                             475,445        7,458,543
  MDU Resources Group, Inc.                            209,200        7,472,624
  Mercury Computer Systems, Inc.**                     100,400        3,852,850
 #New Focus, Inc.**                                    222,300        2,780,973
 #Orion Power Holdings, Inc.**                         422,600       12,973,820
  Planar Systems, Inc.**                               110,800        1,412,700
 #Plexus Corp.**                                       143,900        3,687,437
  Silicon Valley Group, Inc.**                         147,500        4,056,250
                                                                 --------------
                                                                     50,992,639
                                                                 --------------
ENERGY & UTILITIES -- 2.1%
  Equitable Resources, Inc.                            126,400        8,721,600
  UTI Energy Corp.**                                   300,700        9,096,175
  Veritas DGC, Inc.**                                  317,400       10,140,930
 #Western Gas Resources, Inc.**                        159,000        5,127,750
                                                                 --------------
                                                                     33,086,455
                                                                 --------------

                                                       Number
                                                     of Shares        Value
                                                     ---------   --------------
ENTERTAINMENT & LEISURE -- 7.6%
  Activision, Inc.**                                   778,300   $   18,922,419
  Anchor Gaming**                                      250,100       15,318,625
  Argosy Gaming Co.**                                  140,800        3,674,880
 #Extended Stay America, Inc.**                        672,800       10,092,000
  GTECH Holdings Corp.**                               422,400       11,510,400
  International Game Technology, Inc.**              1,008,400       50,772,940
  International Speedway Corp. -
    Class A                                            124,700        4,621,694
  Speedway Motorsports, Inc.**                         285,800        7,430,800
                                                                 --------------
                                                                    122,343,758
                                                                 --------------
FINANCE -- 1.6%
  IndyMac Mortgage Holdings, Inc.**                    273,800        7,869,012
  Investment Technology Group, Inc.**                  333,300       17,064,960
                                                                 --------------
                                                                     24,933,972
                                                                 --------------
FOOD & AGRICULTURE -- 1.1%
  Fleming Cos., Inc.                                   693,400       17,647,030
                                                                 --------------
INSURANCE -- 0.7%
  Reinsurance Group of America, Inc.**                 299,300       11,535,022
                                                                 --------------
MACHINERY & HEAVY EQUIPMENT -- 0.9%
  Brooks Automation, Inc.**                            126,100        5,012,475
  Horizon Offshore, Inc.**                             194,500        4,813,875
  Hydril Co.**                                         191,400        4,378,275
                                                                 --------------
                                                                     14,204,625
                                                                 --------------
MEDICAL & MEDICAL SERVICES -- 8.2%
  Arqule, Inc.**                                       319,600        4,234,700
  Aviron**                                             115,500        4,800,469
 #Cardinal Health, Inc.**                               76,687        7,419,467
  Cima Labs, Inc.**                                    305,800       18,997,825
  Coventry Health Care, Inc.**                         338,400        5,604,750
  CuraGen Corp.**                                      113,200        2,653,125
  Eclipsys Corp.**                                     323,300        6,304,350
  Henry Schein, Inc.**                                 401,100       14,740,425
  LifePoint Hospitals, Inc.**                          163,700        5,852,275
  Manor Care, Inc.**                                   417,300        8,512,920
  Mid Atlantic Medical Services, Inc.**                419,100        8,507,730
  Myriad Genetics, Inc.**                              226,700        9,195,519
  Pharmaceutical Product Development,
    Inc.**                                             214,100        9,018,962
  Scios, Inc.**                                        241,300        5,549,900
  Titan Pharmaceuticals, Inc.**                        565,700       12,558,540
  Triad Hospital, Inc.**                               233,900        6,607,675
                                                                 --------------
                                                                    130,558,632
                                                                 --------------
MEDICAL INSTRUMENTS & SUPPLIES -- 0.7%
  Dyax Corp.**                                          69,400          555,200
 #Immunogen, Inc.**                                    222,600        2,977,275
  Inverness Medical Technology, Inc.**                 100,000        2,605,000
  Molecular Devices Corp.**                             98,300        4,472,650
                                                                 --------------
                                                                     10,610,125
                                                                 --------------
OIL & GAS -- 14.5%
  Cabot Oil & Gas Corp.**                              659,200       17,798,400
  Chesapeake Energy Corp.**                          1,712,500       15,155,625
  Comstock Resources, Inc.**                           443,500        4,989,375
  Cross Timbers Oil Co.                                591,750       14,645,812
  Energen Corp.                                         76,300        2,693,390
  Forest Oil Corp.**                                   245,700        7,346,430
  Grey Wolf, Inc.**                                  2,936,700       19,088,550
 #Helmerich & Payne, Inc.**                            428,100       19,821,030
  Houston Exploration Co.**                            134,200        4,026,000
  HS Resources, Inc.**                                 127,800        5,751,000
  Lone Star Technologies, Inc.**                       194,000        8,293,500

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  SMALL CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

                                                       Number
AS OF MARCH 31, 2001 (UNAUDITED)                     of Shares        Value
                                                     ---------   --------------
COMMON STOCKS (CONTINUED)
OIL & GAS (CONTINUED)
  Noble Affiliates, Inc.                               574,000   $   23,953,020
  Ocean Energy, Inc.**                               1,035,000       17,129,250
  Patterson Energy, Inc.**                             298,000        9,424,250
  Pioneer Natural Resouces Co.**                        55,900          877,630
  Pogo Producing Co.**                                 162,200        4,786,522
  Precision Drilling Corp.**                           113,500        4,048,545
  Seacor Smit, Inc.**                                  120,900        5,464,680
  Spinnaker Exploration Co.**                          752,100       32,866,770
  Tom Brown, Inc.**                                    190,100        6,273,300
  Unit Corp.**                                         479,700        7,939,035
                                                                 --------------
                                                                    232,372,114
                                                                 --------------
PERSONAL SERVICES -- 3.9%
  Career Education Corp.**                             293,400       14,743,350
  Corinthian Colleges, Inc.**                          514,100       20,692,525
  Education Management Corp.**                         335,000       10,929,375
  ITT Educational Services, Inc.**                     476,500       12,913,150
  Rent-A-Center, Inc.**                                 68,400        3,142,125
                                                                 --------------
                                                                     62,420,525
                                                                 --------------
PHARMACEUTICALS -- 5.6%
 #AdvancePCS**                                         574,200       31,159,322
  AmeriSource Health Corp. -
    Class A**                                          240,200       11,781,810
 #Genaissance Pharmaceuticals, Inc.**                  368,100        2,967,806
  Intermune Pharmaceuticals, Inc.**                     85,700        1,799,700
  IntraBiotics Pharmaceuticals, Inc.**                 338,200          718,675
  Noven Pharmaceuticals, Inc.**                        612,956       17,354,317
  OSI Pharmaceuticals, Inc.**                          196,400        7,782,350
 #Shire Pharmaceuticals Group
    PLC - ADR**                                        177,661        7,772,669
  Vertex Pharmaceuticals, Inc.**                       212,300        7,775,487
                                                                 --------------
                                                                     89,112,136
                                                                 --------------
PUBLISHING & PRINTING -- 0.5%
  Scholastic Corp.**                                   200,000        7,212,500
                                                                 --------------
REAL ESTATE -- 0.2%
  LNR Property Corp.**                                 100,000        2,835,000
                                                                 --------------
RESTAURANTS -- 2.8%
  Applebee's International, Inc.                       236,200        8,429,387
  California Pizza Kitchen, Inc.**                     358,400       10,169,600
  RARE Hospitality International, Inc.**               521,700       12,977,287
  Ruby Tuesday, Inc.                                   698,100       13,689,741
                                                                 --------------
                                                                     45,266,015
                                                                 --------------
RETAIL MERCHANDISING -- 6.5%
 #American Eagle Outfitters, Inc.**                    740,100       21,277,875
 #Bebe Stores, Inc.**                                  547,100       12,104,588
  Chico's Fas, Inc.**                                  369,500       12,124,219
 #Dillards, Inc. - Class A                             726,900       15,948,186
  Gymboree Corp.**                                     623,800        6,238,000
  Pacific Sunwear of California, Inc.**                249,100        6,850,250
  Pier 1 Imports, Inc.                                 137,000        1,781,000
  Quiksilver, Inc.**                                   277,200        7,359,660
 #Reebok International Ltd.**                          788,700       19,607,082
                                                                 --------------
                                                                    103,290,860
                                                                 --------------
SECURITY BROKERS & DEALERS -- 2.4%
  Nasdaq-100 Shares**                                1,000,000       39,150,000
                                                                 --------------
SEMICONDUCTORS & RELATED DEVICES -- 5.6%
  Cirrus Logic, Inc.**                                 235,100        3,511,806
  Elantec Semiconductor, Inc.**                        143,300        3,797,450
  GlobeSpan, Inc.**                                    194,900        4,263,437


                                                       Number
                                                     of Shares        Value
                                                     ---------   --------------
SEMICONDUCTORS & RELATED DEVICES (CONTINUED)
 #Photronics Labs, Inc.**                              453,600   $   11,198,250
  Rudolph Technologies, Inc.**                         322,600       11,190,188
  Semiconductor Holders Trust**                      1,000,000       41,490,000
  Ultratech Stepper, Inc.**                            587,500       14,467,188
                                                                 --------------
                                                                     89,918,319
                                                                 --------------
TELECOMMUNICATIONS -- 2.3%
  Digital Lightwave, Inc.**                            209,000        3,683,625
 #L-3 Communications Holdings, Inc.**                  358,200       28,279,890
  Radio One, Inc.**                                    310,100        5,446,131
                                                                 --------------
                                                                     37,409,646
                                                                 --------------
TEXTILES -- 0.9%
  Columbia Sportswear Co.**                             88,800        4,039,013
  Tommy Hilfiger Corp.**                               862,000       11,076,700
                                                                 --------------
                                                                     15,115,713
                                                                 --------------
TRANSPORTATION -- 0.4%
  Offshore Logistics, Inc.**                           286,900        7,118,706
                                                                 --------------
WASTE MANAGEMENT -- 0.3%
  Waste Connections, Inc.**                            181,400        5,226,588
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $1,369,173,734)                                          1,354,899,248
                                                                 --------------

                                                    Par/Shares
                                    Maturity           (000)
                                    --------        ----------
CORPORATE BONDS-- 0.4%
   Speedway Motorsports, Inc.
     5.75%                          09/30/03           $ 7,000        6,912,500
   (Cost $7,000,000)                                             --------------

SHORT TERM INVESTMENTS -- 15.0%
   Federal Farm Credit Bank
     Discount Notes
     5.20%***                       05/01/01            25,000       25,015,250
     4.60%                          07/02/01            10,000        9,879,889
   Federal Home Loan Bank
     Discount Notes
     4.75%                          04/02/01            62,800       62,791,714
     5.13%                          04/02/01            93,200       93,186,720
     4.67%***                       05/04/01            42,000       41,820,205
   Galileo Money Market Fund                             8,240        8,239,600
                                                                 --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $240,933,378)                                              240,933,378
                                                                 --------------
TOTAL INVESTMENTS IN
   SECURITIES -- 100.0%
   (Cost $1,617,107,112*)                                        $1,602,745,126
                                                                 ==============

----------
* Cost for Federal income tax purposes is $1,638,445,236. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

      Gross unrealized appreciation                               $ 110,918,649
      Gross unrealized depreciation                                (146,618,759)
                                                                  -------------
                                                                  $ (35,700,110)
                                                                  =============
**  Non-income producing security.
*** Securities pledged as collateral with a value of $66,792,710 on 1,500 Nasdaq
    100 Stock Index futures contracts expiring June 2001. The value of such contracts on March 31, 2001 was $238,500,000, thereby resulting in an unrealized loss of $14,083,500.
#   Total or partial securities on loan.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                        SMALL CAP GROWTH EQUITY PORTFOLIO

MARCH 31, 2001 (UNAUDITED)

ASSETS
   Investments at value (Cost $1,617,107,112) ..........................................................             $1,602,745,126
   Collateral received for securities loaned ...........................................................                 96,396,178
   Dividends receivable ................................................................................                    103,553
   Interest receivable .................................................................................                    422,329
   Investments sold receivable .........................................................................                 52,494,045
   Capital shares sold receivable ......................................................................                  1,893,235
   Prepaid expenses ....................................................................................                     47,719
   Futures margin receivable ...........................................................................                  1,589,698
                                                                                                                     --------------
          TOTAL ASSETS .................................................................................              1,755,691,883
                                                                                                                     --------------
LIABILITIES
   Payable upon return of securities loaned ............................................................                 96,396,178
   Investments purchased payable .......................................................................                 35,009,979
   Capital shares redeemed payable .....................................................................                  1,056,871
   Advisory fees payable ...............................................................................                    769,890
   Adminstrative fees payable ..........................................................................                    301,888
   Transfer agent fees payable .........................................................................                     46,893
   Other accrued expenses payable ......................................................................                    675,809
                                                                                                                     --------------
          TOTAL LIABILITIES ............................................................................                134,257,508
                                                                                                                     --------------
NET ASSETS (Applicable to 81,722,467 Institutional shares, 13,167,091 Service shares, 7,421,588 Investor A shares, 3,922,939 Investor B shares and
   1,959,547 Investor C shares outstanding) ............................................................             $1,621,434,375
                                                                                                                     ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($1,241,151,958 (DIVIDE) 81,722,467) ........................................                     $15.19
                                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($193,692,081 (DIVIDE) 13,167,091) ................................................                     $14.71
                                                                                                                             ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($107,059,802 (DIVIDE) 7,421,588) ..............................................                     $14.43
                                                                                                                             ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($14.43 (DIVIDE) 0.955) .............................................................................                     $15.11
                                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($53,044,870 (DIVIDE) 3,922,939) ...............................................                     $13.52
                                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($26,485,664 (DIVIDE) 1,959,547) ...............................................                     $13.52
                                                                                                                             ======

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                           MICRO-CAP EQUITY PORTFOLIO

                                                       Number
AS OF MARCH 31, 2001 (UNAUDITED)                     of Shares        Value
                                                     ---------     ------------
COMMON STOCKS -- 69.0%
ADVERTISING -- 0.5%
  Ventiv Health, Inc.                                   82,300     $  1,265,362
                                                                   ------------
AEROSPACE -- 1.3%
  BE Aerospace, Inc.                                   195,000        3,583,125
                                                                   ------------
BANKS -- 3.8%
  First Sentinel Bancorp, Inc.**                       123,800        1,377,275
  FirstFed Financial Corp.**                           100,000        2,800,000
  Flagstar Bancorp, Inc.**                              85,000        2,125,000
  Sterling Bancshares, Inc.                            200,000        3,500,000
  UCBH Holdings, Inc.**                                  8,400          408,975
                                                                   ------------
                                                                     10,211,250
                                                                   ------------
BUSINESS SERVICES -- 1.2%
  Strayer Education, Inc.**                             90,000        3,150,000
                                                                   ------------
COMPUTER SOFTWARE & SERVICES -- 5.9%
  Efunds Corp.                                         400,000        7,700,000
  IKOS Systems, Inc.                                   100,000        1,025,000
  Overland Data, Inc.                                  135,000        1,063,125
  Skillsoft Corp.                                      115,000        2,709,687
  Talx Corp.**                                          64,300        1,587,406
  Tier Technologies, Inc.                              170,000        1,997,500
                                                                   ------------
                                                                     16,082,718
                                                                   ------------
CONSTRUCTION -- 0.4%
  Hovnanian Enterprises, Inc. - Class A                 75,000        1,077,750
                                                                   ------------
CONTAINERS -- 0.7%
  Ivex Packaging Corp.                                 140,000        1,925,000
                                                                   ------------
ELECTRONICS -- 1.9%
  EDO Corp.                                             13,200          198,000
  Intermagnetics General Corp.                         140,000        3,395,000
  Magnetek, Inc.                                        23,500          221,605
  Planar Systems, Inc.**                                17,700          225,675
  Trikon Technologies, Inc.**                          100,000        1,012,500
                                                                   ------------
                                                                      5,052,780
                                                                   ------------
ENERGY & UTILITIES -- 1.2%
  Alliance Resource Partners, L.P.                      12,500          272,656
  Powell Industries, Inc.                              210,000        3,045,000
                                                                   ------------
                                                                      3,317,656
                                                                   ------------
ENTERTAINMENT & LEISURE -- 4.8%
  Action Performance Co., Inc.**                       110,000        1,237,500
  Activision, Inc.**                                   190,700        4,636,394
  Alliance Gaming Corp.**                               64,300        1,245,812
  Argosy Gaming Co.**                                   63,600        1,659,960
  GTECH Holdings Corp.**                                52,100        1,419,725
  Shuffle Master, Inc.                                 110,000        2,770,625
                                                                   ------------
                                                                     12,970,016
                                                                   ------------
FINANCE -- 1.8%
  Coinstar, Inc.                                       110,000        1,842,500
  Resource America, Inc.**                             130,000        1,381,250
  Seacoast Financial Services Corp.**                  110,000        1,533,125
                                                                   ------------
                                                                      4,756,875
                                                                   ------------
FOOD & AGRICULTURE -- 0.2%
  Green Mountain Coffee, Inc.                           35,000          599,375
                                                                   ------------

                                                       Number
                                                     of Shares        Value
                                                     ---------     ------------
INSURANCE -- 1.5%
  Philadelphia Consolidated Holding
    Corp                                                60,000     $  1,657,500
  Scottish Annuity & Life Holdings Ltd.**              165,000        2,371,875
                                                                   ------------
                                                                      4,029,375
                                                                   ------------
LEASING -- 0.8%
  Mobile Mini, Inc.                                     75,000        2,067,187
                                                                   ------------
MACHINERY & HEAVY EQUIPMENT -- 1.6%
  Horizon Offshore, Inc.**                             100,000        2,475,000
  Hydril Co.**                                          50,000        1,143,750
  Wabash National Corp.**                               60,000          615,000
                                                                   ------------
                                                                      4,233,750
                                                                   ------------
MANUFACTURING -- 0.8%
  Engineered Support Systems, Inc.**                    28,000          542,500
  McNaughton Apparel Group, Inc.                       110,000        1,739,375
                                                                   ------------
                                                                      2,281,875
                                                                   ------------
MEDICAL & MEDICAL SERVICES -- 8.4%
  AmeriPath, Inc.                                      100,000        2,056,250
  Amsurg Corp.                                          70,000        1,334,375
  Arqule, Inc.**                                        30,500          404,125
  Aurora Biosciences Corp.**                            50,000          893,750
  Cronimed, Inc.                                       160,000        2,230,000
  ESC Medical Systems Ltd.**                           160,000        3,850,000
  Neurocrine Biosciences, Inc.                          55,000        1,134,375
  Scios, Inc.**                                        200,000        4,600,000
  Specialty Laboratories, Inc.                          65,000        1,592,500
  Stericycle, Inc.                                      70,000        3,123,750
  Third Wave Technologies                               87,700          613,900
  U.S. Physical Therapy, Inc.                           70,000          910,000
                                                                   ------------
                                                                     22,743,025
                                                                   ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 1.1%
  Urologix, Inc.**                                      35,000          752,500
  Vital Signs, Inc.**                                   70,000        2,248,750
                                                                   ------------
                                                                      3,001,250
                                                                   ------------
METAL & MINING -- 0.3%
  Maverick Tube Corp.                                   45,000          927,000
                                                                   ------------
OIL & GAS -- 7.0%
  Denbury Resources, Inc.                              140,000        1,134,000
  Magnum Hunter Resources, Inc.                        102,100        1,199,675
  Oceaneering International, Inc.                      185,000        3,977,500
  Osca, Inc.                                            80,000        1,565,000
  Patina Oil & Gas Corp.                                30,000          801,000
  Range Resources Corp.                                300,000        1,650,000
  Remington Oil & Gas Corp. - Class B                  150,000        2,071,875
  Seitel, Inc.                                         130,000        2,418,000
  TETRA Technologies, Inc.                              55,000        1,113,750
  W-H Energy Services, Inc.                            120,000        2,910,000
                                                                   ------------
                                                                     18,840,800
                                                                   ------------
PHARMACEUTICALS -- 5.1%
  Atrix Laboratories, Inc.                             175,000        2,406,250
  InKine Pharmaceutical Co., Inc.**                    145,000          774,844
  Introgen Therapeutics, Inc.                           78,200          317,687
  Neopharm, Inc.**                                      35,000          745,938
  Salix Pharmaceuticals Ltd.**                         160,000        2,400,000
  Taro Pharmaceutical Industries Ltd.**                165,000        7,229,063
                                                                   ------------
                                                                     13,873,782
                                                                   ------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     MICRO-CAP EQUITY PORTFOLIO (CONCLUDED)

                                                       Number
AS OF MARCH 31, 2001 (UNAUDITED)                     of Shares        Value
                                                     ---------     ------------
COMMON STOCKS (CONTINUED)
REAL ESTATE -- 1.2%
  The Keith Companies, Inc.                            150,000     $  3,150,000
                                                                   ------------
RESTAURANTS -- 2.2%
  AFC Enterprises, Inc.                                 52,600        1,012,550
  Buca, Inc.                                           125,000        2,327,500
  California Pizza Kitchen, Inc.**                      57,000        1,617,375
  Panera Bread Co.                                      40,000        1,070,000
                                                                   ------------
                                                                      6,027,425
                                                                   ------------
RETAIL MERCHANDISING -- 9.2%
  Charlotte Russe Holding, Inc.                        150,000        4,462,500
  Christopher & Banks Corp.                            110,900        3,340,863
  Gadzooks, Inc.                                       126,000        2,772,000
  Genesco, Inc.                                        149,400        4,093,560
  Gymboree Corp.**                                     236,600        2,366,000
  Hot Topic, Inc.                                      109,800        3,074,400
  School Specialty, Inc.                                55,000        1,185,938
  Vans, Inc.                                           160,700        3,625,794
                                                                   ------------
                                                                     24,921,055
                                                                   ------------
SEMICONDUCTORS & RELATED DEVICES -- 2.2%
  Integrated Silicon Solution, Inc.                    150,000        1,950,000
  Mattson Technology, Inc.                             270,000        4,083,750
                                                                   ------------
                                                                      6,033,750
                                                                   ------------
TELECOMMUNICATIONS -- 2.5%
  Metro One Telecommunications, Inc.                   210,000        6,877,500
                                                                   ------------
TRANSPORTATION -- 1.4%
  Offshore Logistics, Inc.**                           155,000        3,845,938
                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $171,921,508)                                              186,845,619
                                                                   ------------

                                                    Par/Shares
                                    Maturity          (000)
                                    --------        ----------
SHORT TERM INVESTMENTS -- 34.2%
   Federal Farm Credit Bank
     Discount Notes
     4.60%                          07/02/01           $ 5,000        4,939,944
   Federal Home Loan Bank
     Discount Notes
     4.75%                          04/02/01            21,000       20,997,229
     5.13%                          04/02/01            50,000       49,992,875
     4.68%***                       05/11/01            10,000        9,948,000
   Galileo Money Market Fund                             6,668        6,668,247
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $92,546,295)                                                92,546,295
                                                                   ------------
TOTAL INVESTMENTS IN
   SECURITIES
   (Cost $264,467,803*)                                 103.2%      279,391,914

LIABILITIES IN EXCESS OF
   OTHER ASSETS                                          (3.2%)      (8,736,835)
                                                        ------     ------------
NET ASSETS (Applicable to 2,393,971
   Institutional shares, 63,048 Service
   shares, 3,471,761 Investor A shares,
   5,294,246 Investor B shares and
   2,874,170 Investor C shares
   outstanding)                                         100.0%     $270,655,079
                                                        ======     ============


                                                                      Value
                                                                   ------------
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   INSTITUTIONAL SHARE
   ($47,397,404 (DIVIDE) 2,393,971)                                      $19.80
                                                                         ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   PER SERVICE SHARE
   ($1,233,524 (DIVIDE) 63,048)                                          $19.56
                                                                         ======
NET ASSET VALUE AND
   REDEMPTION PRICE
   PER INVESTOR A SHARE
   ($67,550,910 (DIVIDE) 3,471,761)                                      $19.46
                                                                         ======
MAXIMUM OFFERING PRICE
   PER INVESTOR A SHARE
   ($19.46 (DIVIDE) 0.950)                                               $20.48
                                                                         ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 4.5%)
   PER INVESTOR B SHARE
   ($100,136,584 (DIVIDE) 5,294,246)                                     $18.91
                                                                         ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 1.0%)
   PER INVESTOR C SHARE
   ($54,336,657 (DIVIDE) 2,874,170)                                      $18.91
                                                                         ======
----------
* Cost for Federal income tax purposes is $266,348,733. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation                                   $ 23,543,546
   Gross unrealized depreciation                                    (10,500,365)
                                                                   ------------
                                                                   $ 13,043,181
                                                                   ============
**  Non-income producing security.
*** Securities  pledged as  collateral  with a value of $9,940,900 on 120 Nasdaq
    100 Stock Index and 225 Russell 2000 Stock Index futures contracts expiring June 2001. The value of such contracts on March 31, 2001 was $70,143,750, thereby resulting in an unrealized loss of $1,973,580.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      GLOBAL SCIENCE & TECHNOLOGY PORTFOLIO

                                                       Number
AS OF MARCH 31, 2001 (UNAUDITED)                     of Shares         Value
                                                     ---------      -----------
COMMON STOCKS -- 81.9%
FRANCE -- 0.8%
  Aventis SA**                                           8,000      $   621,652
                                                                    -----------
ISRAEL -- 1.7%
  Taro Pharmaceutical Industries Ltd.**                 30,000        1,314,375
                                                                    -----------
JAPAN -- 2.2%
  Banyu Pharmaceutical Co. Ltd.                         30,000          556,595
  Dainippon Pharmaceutical Co. Ltd.                     38,000          517,621
  Dainippon Screen Manufacturing Co.
    Ltd                                                 60,000          254,717
  Nintendo Co. Ltd.                                      2,500          409,167
                                                                    -----------
                                                                      1,738,100
                                                                    -----------
SPAIN -- 1.3%
  Grupo Auxiliar Metalurgico SA**                       45,000        1,024,373
                                                                    -----------


UNITED STATES -- 75.9%
AEROSPACE -- 1.3%
  Alliant Techsystems, Inc.**                           12,000        1,062,600
                                                                    -----------
BROADCASTING -- 4.4%
  Allegiance Telecom, Inc.**                            61,600          908,600
  Charter Communications, Inc. -
    Class A**                                           36,000          814,500
  Cox Communications, Inc. - Class A**                  25,000        1,112,250
  EchoStar Communications Corp. -
    Class A**                                           23,000          636,812
                                                                    -----------
                                                                      3,472,162
                                                                    -----------
BUSINESS SERVICES -- 0.4%
  Juniper Networks, Inc.**                               8,000          303,680
                                                                    -----------
COMPUTER & OFFICE EQUIPMENT -- 0.3%
  Dell Computer Corp.**                                  8,100          208,069
                                                                    -----------
COMPUTER SOFTWARE & SERVICES -- 10.9%
  Activision, Inc.**                                    48,000        1,167,000
  Adobe Systems, Inc.                                   13,100          458,106
  BEA Systems, Inc.**                                    9,800          287,875
  Computer Associates International,
    Inc                                                 17,000          462,400
  COR Therapeutics, Inc.**                              34,000          765,000
  Electronic Arts, Inc.**                               14,800          802,900
  Emulex Corp.**                                        18,200          342,387
  First Consulting Group, Inc.**                        50,000          490,625
  Macrovision Corp.**                                   26,000        1,132,625
  Manugistics Group, Inc.**                             40,000          732,500
  Mentor Graphics Corp.**                                6,400          132,000
  NVIDIA Corp.**                                         6,000          389,531
  RSA Security, Inc.**                                   1,850           45,672
  Siebel Systems, Inc.**                                19,900          541,280
  Synopsys, Inc.**                                      17,500          821,406
                                                                    -----------
                                                                      8,571,307
                                                                    -----------
ELECTRONICS -- 0.6%
  Advanced Energy Industries, Inc.**                    19,000          490,437
                                                                    -----------
MACHINERY & HEAVY EQUIPMENT -- 1.4%
  Brooks Automation, Inc.**                             27,300        1,085,175
                                                                    -----------
MEASURING & CONTROLLING DEVICES -- 1.1%
  Thermo Electron Corp.**                               37,000          831,760
                                                                    -----------

                                                       Number
                                                     of Shares         Value
                                                     ---------      -----------
MEDICAL & MEDICAL SERVICES -- 18.3%
  Amgen, Inc.**                                         19,000      $ 1,143,563
  Aviron**                                              30,000        1,246,875
  Bergen Brunswig Corp. - Class A                       70,000        1,162,000
  Conceptus, Inc.**                                     20,000          179,375
  CuraGen Corp.**                                       28,100          658,594
  Eclipsys Corp.**                                      27,000          526,500
  ESC Medical Systems Ltd.**                            45,000        1,082,812
  Genzyme Corp.**                                       12,700        1,147,191
  Gilead Sciences, Inc.**                               18,300          594,750
  Henry Schein, Inc.**                                  47,000        1,727,250
  Laboratory Corp. of America
    Holdings**                                           6,000          721,500
  Luminex Corp.**                                       19,000          350,312
  Manor Care, Inc.**                                    30,000          612,000
  Myriad Genetics, Inc.**                               24,200          981,613
  Neurocrine Biosciences, Inc.**                        26,200          540,375
  Quintiles Transnational Corp.**                       45,000          849,375
  Scios, Inc.**                                         18,000          414,000
  U.S. Physical Therapy, Inc.**                         12,300          159,900
  Vidamed, Inc.**                                       60,000          296,250
                                                                    -----------
                                                                     14,394,235
                                                                    -----------
MEDICAL INSTRUMENTS & SUPPLIES -- 5.9%
  Invitrogen Corp.**                                    16,400          899,540
  Novoste Corp.**                                       50,000          878,125
  Techne Corp.**                                        38,600        1,008,425
  Urologix, Inc.**                                      30,400          653,600
  Varian Medical Systems, Inc.**                        20,000        1,216,000
                                                                    -----------
                                                                      4,655,690
                                                                    -----------
PHARMACEUTICALS -- 15.4%
  AdvancePCS**                                          10,000          542,656
  Alexion Pharmaceuticals, Inc.**                       12,100          276,031
  Arena Pharmaceuticals, Inc.**                         22,500          400,781
  Biogen, Inc.**                                        13,700          867,381
  Celgene Corp.**                                       54,000        1,350,000
  Cephalon, Inc.**                                      23,700        1,139,081
  Cubist Pharmaceuticals, Inc.**                        41,500        1,016,750
  Forest Laboratories, Inc.**                           24,000        1,421,760
  ICOS Corp.**                                          26,000        1,235,000
  IDEC Pharmaceuticals Corp.**                          10,000          400,000
  InKine Pharmaceutical Co., Inc.**                     36,000          192,375
  Ligand Pharmaceuticals, Inc. -
    Class B**                                           25,000          244,531
  OSI Pharmaceuticals, Inc.**                           21,000          832,125
  Pharmaceutical Resources, Inc.**                      90,000        1,191,600
  Vertex Pharmaceuticals, Inc.**                        27,700        1,014,513
                                                                    -----------
                                                                     12,124,584
                                                                    -----------
SEMICONDUCTOR & RELATED DEVICES -- 15.3%
  Advanced Micro Devices, Inc.**                        39,400        1,045,676
  Applied Materials, Inc.**                             21,300          926,550
  Atmel Corp.**                                         55,000          539,688
  Cirrus Logic, Inc.**                                  41,600          621,400
  Elantec Semiconductor, Inc.**                          6,900          182,850
  GlobeSpan, Inc.**                                     21,700          474,688
  Lam Research Corp.**                                  49,000        1,163,750
  LTX Corp.**                                           41,500          775,531
  Mattson Technology, Inc.**                            70,000        1,058,750
  Micron Technology, Inc.**                             14,200          589,726
  National Semiconductor Corp.**                        34,700          928,225
  Novellus Systems, Inc.**                              25,100        1,018,119
  Photronics Labs, Inc.**                               28,000          691,250

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                GLOBAL SCIENCE & TECHNOLOGY PORTFOLIO (CONCLUDED)

                                                       Number
AS OF MARCH 31, 2001 (UNAUDITED)                     of Shares         Value
                                                     ---------      -----------
COMMON STOCKS (CONTINUED)
UNITED STATES (CONTINUED)
SEMICONDUCTOR & RELATED DEVICES (CONTINUED)
  Rudolph Technologies, Inc.**                          18,200      $   631,313
  Semtech Corp.**                                       25,000          735,938
  Ultratech Stepper, Inc.**                             27,100          667,338
                                                                    -----------
                                                                     12,050,792
                                                                    -----------
TELECOMMUNICATIONS -- 0.6%
  Dobson Communications Corp. -
    Class A**                                           30,000          496,875
                                                                    -----------
  TOTAL UNITED STATES                                                59,747,366
                                                                    -----------
TOTAL COMMON STOCKS
  (Cost $65,555,272)                                                 64,445,866
                                                                    -----------


                                                    Par/Shares
                                    Maturity           (000)
                                    --------        ----------
SHORT TERM INVESTMENTS -- 28.8%
  Federal Home Loan Bank Discount Notes
    4.75%                           04/02/01           $13,000       12,998,285
    5.00%                           04/02/01             1,000          999,861
    4.90%***                        04/06/01             5,000        4,996,597
  Galileo Money Market Fund                              3,670        3,670,320
                                                                    -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $22,665,063)                                                 22,665,063
                                                                    -----------
TOTAL INVESTMENTS IN
  SECURITIES
  (Cost $88,220,335*)                                   110.7%       87,110,929

LIABILITIES IN EXCESS OF
  OTHER ASSETS (Including
  $11,782,555 of investment
  purchases payable)                                    (10.7%)      (8,397,263)
                                                        ------      -----------
NET ASSETS (Applicable to 1,882,100
  Institutional shares, 4,318 Service
  shares, 3,721,570 Investor A shares,
  5,638,190 Investor B shares and
  1,548,043 Investor C shares
  outstanding)                                          100.0%      $78,713,666
                                                        ======      ===========


                                                                       Value
                                                                    -----------
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER INSTITUTIONAL AND
  SERVICE SHARE
  ($11,685,420 (DIVIDE) 1,886,418)                                        $6.19
                                                                          =====
NET ASSET VALUE AND
  REDEMPTION PRICE
  PER INVESTOR A SHARE
  ($22,961,296 (DIVIDE) 3,721,570)                                        $6.17
                                                                          =====
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($6.17 (DIVIDE) 0.950)                                                  $6.49
                                                                          =====
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($34,572,512 (DIVIDE) 5,638,190)                                        $6.13
                                                                          =====
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($9,494,438 (DIVIDE) 1,548,043)                                         $6.13
                                                                          =====
----------
* Cost for Federal income tax purposes is $89,857,553. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

      Gross unrealized appreciation                                 $ 3,401,588
      Gross unrealized depreciation                                  (6,148,212)
                                                                    -----------
                                                                    $(2,746,624)
                                                                    ===========
**  Non-income producing security.
*** Securities pledged as collateral with a value of $4,994,450 on 60 Nasdaq 100
    Stock Index futures contracts expiring June 2001. The value of such contracts on March 31, 2001 was $9,540,000, thereby resulting in an unrealized loss of $818,955.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                            EUROPEANEQUITY PORTFOLIO

                                                       Number
AS OF MARCH 31, 2001 (UNAUDITED)                     of Shares         Value
                                                     ---------      -----------
COMMON STOCKS -- 99.6%
DENMARK -- 2.4%
  ISS A/S**                                              4,807      $   261,708
                                                                    -----------
FRANCE -- 19.8%
  Aventis SA                                             3,950          306,941
  Axa SA                                                 3,214          357,717
  Carrefour SA                                           5,040          275,351
  Essilor International SA                               1,176          337,877
  Orange SA**                                           42,093          360,952
  Schneider Electric SA                                  5,922          345,526
  Valeo SA                                               4,888          221,675
                                                                    -----------
                                                                      2,206,039
                                                                    -----------
GERMANY -- 8.3%
  DaimlerChrysler AG                                     6,375          282,349
  Deutsche Bank AG                                       3,772          288,107
  Muenchener Rueckversicherungs
    AG                                                   1,179          349,475
                                                                    -----------
                                                                        919,931
                                                                    -----------
IRELAND -- 3.3%
  Bank of Ireland                                       44,560          370,683
                                                                    -----------
ITALY -- 3.0%
  Assicurazioni Generali SpA                            10,668          337,625
                                                                    -----------
NETHERLANDS -- 20.4%
  Akzo Nobel NV                                          6,854          284,538
  Buhrmann NV                                           10,733          277,059
  Elsevier NV                                           28,357          367,504
  Fortis NV                                             11,060          290,096
  Koninklijke (Royal) KPN NV                            29,165          285,158
  Royal Dutch Petroleum NV                               6,426          357,833
  TNT Post Group NV                                     19,632          411,321
                                                                    -----------
                                                                      2,273,509
                                                                    -----------
SPAIN -- 8.3%
  Centros Comerciales Carrefour SA                      22,341          295,463
  Repsol SA                                             18,387          326,232
  Telefonica Espana**                                   18,134          291,765
  Telefonica - Rights**                                    362            5,835
                                                                    -----------
                                                                        919,295
                                                                    -----------
SWEDEN -- 4.9%
  Atlas Copco AB                                        16,137          272,882
  Nordbanken Holdings AB                                43,671          266,619
                                                                    -----------
                                                                        539,501
                                                                    -----------
SWITZERLAND -- 12.3%
  Adecco SA                                                550          289,346
  Novartis AG                                              311          488,134
  Roche Holding AG                                          42          304,179
  Syngenta AG**                                          5,500          283,610
                                                                    -----------
                                                                      1,365,269
                                                                    -----------
UNITED KINGDOM -- 16.9%
  BAE Systems PLC                                       73,375          327,558
  British Airways PLC                                   63,191          282,994
  British Telecommunications PLC                        40,066          290,507
  Compass Group PLC**                                   40,176          286,736
  Ryanair Holdings PLC**                                34,641          313,588
  Vodafone Group PLC                                   137,053          376,060
                                                                    -----------
                                                                      1,877,443
                                                                    -----------
TOTAL COMMON STOCKS
   (Cost $12,184,614)                                                11,071,003
                                                                    -----------

                                                       Number
                                                     of Shares         Value
                                                     ---------      -----------
SHORT TERM INVESTMENTS -- 0.4%
  Galileo Money Market Fund
  (Cost $46,980)                                        46,980      $    46,980
                                                                    -----------
TOTAL INVESTMENTS IN
   SECURITIES -- 100.0%
   (Cost $12,231,594*)                                              $11,117,983
                                                                    ===========
----------
* Cost for Federal income tax purposes is $12,300,000. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                                  $   117,595
     Gross unrealized depreciation                                   (1,299,612)
                                                                    -----------
                                                                    $(1,182,017)
                                                                    ===========
** Non-income producing security.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                            EUROPEAN EQUITY PORTFOLIO

MARCH 31, 2001 (UNAUDITED)

ASSETS
   Investments at value (Cost $12,231,594) .............................................................             $11,117,983
   Cash denominated in foreign currencies (Cost $659,264) ..............................................                 655,711
   Dividends receivable ................................................................................                  10,703
   Interest receivable .................................................................................                  15,173
   Capital shares sold receivable ......................................................................                   1,995
   Prepaid expenses ....................................................................................                  35,493
                                                                                                                     -----------
          TOTAL ASSETS .................................................................................              11,837,058
                                                                                                                     -----------
LIABILITIES
   Capital shares redeemed payable .....................................................................                  25,734
   Transfer agent fees payable .........................................................................                   1,190
   Other accrued expenses payable ......................................................................                  36,901
                                                                                                                     -----------
          TOTAL LIABILITIES ............................................................................                  63,825
                                                                                                                     -----------
NET ASSETS (Applicable to 862,763 Institutional shares, 10
   Service shares, 139,485 Investor A shares, 301,516 Investor B shares and
   107,012 Investor C shares outstanding) ..............................................................             $11,773,233
                                                                                                                     ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($7,213,489 (DIVIDE) 862,763) ...............................................                   $8.36
                                                                                                                           =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($84 (DIVIDE) 10) .................................................................                   $8.35
                                                                                                                           =====
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($1,165,938 (DIVIDE) 139,485) ..................................................                   $8.36
                                                                                                                           =====
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($8.36 (DIVIDE) 0.950) ..............................................................................                   $8.80
                                                                                                                           =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($2,504,273 (DIVIDE) 301,516) ..................................................                   $8.31
                                                                                                                           =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($889,449 (DIVIDE) 107,012) ....................................................                   $8.31
                                                                                                                           =====

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                         INTERNATIONAL EQUITY PORTFOLIO

                                                       Number
AS OF MARCH 31, 2001 (UNAUDITED)                     of Shares        Value
                                                     ---------     ------------
COMMON STOCKS -- 94.2%
AUSTRALIA -- 1.1%
  Rio Tinto Ltd.                                       480,000     $  7,605,293
                                                                   ------------
FRANCE -- 17.1%
  Aventis SA                                           204,176       15,865,795
  Axa SA                                               118,050       13,138,930
  Carrefour SA                                         300,209       16,401,383
  Essilor International SA                              55,478       15,939,417
  Orange SA**                                        1,671,949       14,337,157
  Schneider Electric SA                                230,368       13,441,086
  Total Fina SA                                        135,549       18,393,864
  Valeo SA                                             214,797        9,741,231
                                                                   ------------
                                                                    117,258,863
                                                                   ------------
GERMANY -- 5.8%
  Deutsche Bank AG                                     178,269       13,616,261
  Muenchener Rueckversicherungs
    AG                                                  54,540       16,166,536
  Siemens AG                                           100,015       10,220,950
                                                                   ------------
                                                                     40,003,747
                                                                   ------------
GREECE -- 0.5%
  Alpha Bank A.E                                       140,000        3,633,728
                                                                   ------------
HONG KONG -- 1.0%
  Sun Hung Kai Properties Ltd.                         681,483        6,509,896
                                                                   ------------
ITALY -- 2.1%
  Assicurazioni Generali SpA                           449,800       14,235,436
                                                                   ------------
JAPAN -- 19.4%
  Amada Co. Ltd.                                       900,000        4,955,488
  Bank of Tokyo-Mitsubishi Ltd.                      1,841,000       16,483,199
  Daiwa Securities Co. Ltd.                          1,241,000       11,754,857
  Mitsubishi Chemical Corp.                          2,490,000        6,755,743
  Murata Manufacturing Co. Ltd.                        129,300       10,740,985
  Nintendo Co. Ltd.                                     84,400       13,813,476
  NTT Docomo, Inc.                                       8,980       15,621,678
  Obayashi Corp.                                     1,347,000        5,191,700
  Ricoh Co.                                            576,000       10,433,817
  Sumitomo Electric Industries Ltd.                    646,000        7,448,953
  Takashimaya Co. Ltd.                                 770,000        5,640,638
  Takeda Chemical Industries Ltd.                      136,000        6,565,823
  Tokyo Electron Ltd.                                   86,100        5,688,901
  Toshiba Corp.                                        304,000        1,775,741
  Toyota Motor Corp.                                   286,500        9,945,091
                                                                   ------------
                                                                    132,816,090
                                                                   ------------
NETHERLANDS -- 13.8%
  ASM Lithography Holding NV**                         252,241        5,619,330
  Elsevier NV                                        1,608,319       20,843,682
  Fortis NV                                            491,965       12,903,872
  ING Group NV                                         277,325       18,142,161
  Koninklijke (Royal) KPN NV                         1,237,409       12,098,643
  TNT Post Group NV                                    695,965       14,581,561
  Verenigde Nederlandse
    Uitgeversbedrijven NV                              292,522       10,822,368
                                                                   ------------
                                                                     95,011,617
                                                                   ------------
SINGAPORE -- 1.4%
  DBS Group Holdings Ltd.                            1,053,746        9,513,504
                                                                   ------------

                                                       Number
                                                     of Shares        Value
                                                     ---------     ------------
SPAIN -- 6.1%
  Repsol SA                                          1,198,801     $ 21,269,768
  Telefonica Espana**                                1,254,037       20,176,695
  Telefonica - Rights**                                 15,593          250,882
                                                                   ------------
                                                                     41,697,345
                                                                   ------------
SWEDEN -- 5.0%
  Electrolux AB - Series B                             819,159       10,875,422
  Nordbanken Holdings AB                             1,789,000       10,922,152
  Securitas AB - Series B                              763,365       12,797,811
                                                                   ------------
                                                                     34,595,385
                                                                   ------------
SWITZERLAND -- 7.5%
  Adecco SA                                             27,885       14,669,853
  Novartis AG                                           15,843       24,866,559
  Syngenta AG**                                        236,197       12,179,618
                                                                   ------------
                                                                     51,716,030
                                                                   ------------
UNITED KINGDOM -- 13.4%
  BAE Systems PLC                                    3,829,017       17,093,381
  British Airways PLC                                2,317,287       10,377,707
  British Telecommunications PLC                     1,413,126       10,246,182
  Centrica PLC                                       3,978,686       13,405,994
  Compass Group PLC**                                2,018,760       14,407,858
  Vodafone Group PLC                                 9,604,893       26,354,869
                                                                   ------------
                                                                     91,885,991
                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $662,960,663)                                              646,482,925
                                                                   ------------


                                                        Par
                                    Maturity           (000)
                                    --------        ----------
SHORT TERM INVESTMENTS -- 3.9%
   Federal Home Loan Bank
     Discount Notes
     5.13%                          04/02/01           $27,000       26,996,152
   (Cost $26,996,152)                                              ------------

TOTAL INVESTMENTS IN
   SECURITIES
   (Cost $689,956,815*)                                  98.1%      673,479,077

OTHER ASSETS IN EXCESS OF
   LIABILITIES                                            1.9%       12,842,471
                                                        ------     ------------
NET ASSETS (Applicable to 53,782,846
   Institutional shares, 12,813,225 Service
   shares, 2,279,505 Investor A shares,
   632,032 Investor B shares and
   218,040 Investor C shares
   outstanding)                                         100.0%     $686,321,548
                                                        ======     ============

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                   INTERNATIONAL EQUITY PORTFOLIO (CONCLUDED)


AS OF MARCH 31, 2001 (UNAUDITED)                                       Value
                                                                   ------------
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE
   ($530,943,413 (DIVIDE) 53,782,846)                                    $ 9.87
                                                                         ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   PER SERVICE SHARE
   ($125,237,185 (DIVIDE) 12,813,225)                                    $ 9.77
                                                                         ======
NET ASSET VALUE AND
   REDEMPTION PRICE
   PER INVESTOR A SHARE
   ($22,134,168 (DIVIDE) 2,279,505)                                      $ 9.71
                                                                         ======
MAXIMUM OFFERING PRICE
   PER INVESTOR A SHARE
   ($9.71 (DIVIDE) 0.950)                                                $10.22
                                                                         ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 4.5%)
   PER INVESTOR B SHARE
   ($5,954,714 (DIVIDE) 632,032)                                         $ 9.42
                                                                         ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 1.0%)
   PER INVESTOR C SHARE
   ($2,052,068 (DIVIDE) 218,040)                                         $ 9.41
                                                                         ======
----------
* Cost for Federal income tax purposes is $700,180,755. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                                 $ 41,605,039
     Gross unrealized depreciation                                  (68,306,717)
                                                                   ------------
                                                                   $(26,701,678)
                                                                   ============
** Non-income producing security.

   Cash pledged as collateral with a value of $2,419,888 on 100 DJ Euro Stoxx 50 futures, 70 FTSE 100 Stock futures and 130 Topix Index Stock futures contracts expiring June 2001. The value of such contracts on March 31, 2001 was $33,439,122, thereby resulting in an unrealized gain of $247,386.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                    INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

                                                       Number
AS OF MARCH 31, 2001 (UNAUDITED)                     of Shares         Value
                                                     ---------     ------------
COMMON STOCKS -- 92.2%
AUSTRALIA -- 2.6%
  Energy Developments Ltd.                              25,000     $    141,183
  QBE Insurance Group Ltd.                             500,000        2,658,630
  Wesfarmers Ltd.                                      225,000        2,191,722
                                                                   ------------
                                                                      4,991,535
                                                                   ------------
AUSTRIA -- 1.2%
  Austria Tabakwerke AG                                 37,000        2,233,712
                                                                   ------------
BELGIUM -- 1.6%
  Omega Pharma SA                                      100,000        3,164,837
                                                                   ------------
BRAZIL -- 2.4%
  Embraer - Empresa Brasileira de
    Aeronautica SA - ADR                                84,000        3,183,600
 #Globo Cabo SA - ADR**                                225,000        1,462,500
                                                                   ------------
                                                                      4,646,100
                                                                   ------------
CANADA -- 5.7%
  Alberta Energy Co. Ltd.                               65,000        2,885,513
 #Exfo Electro-Optical Engineering,
    Inc.**                                              23,300          566,481
  Methanex Corp.**                                     530,000        4,254,568
  Molson, Inc. - Class A                                35,000          978,032
  Penn West Petroleum Ltd.**                            85,000        2,226,770
                                                                   ------------
                                                                     10,911,364
                                                                   ------------
DENMARK -- 0.4%
  Carlsberg - Class A                                   20,000          852,154
                                                                   ------------
FINLAND -- 0.9%
  Sampo-Leonia Insurance - Class A                      35,000        1,670,822
                                                                   ------------
FRANCE -- 2.2%
  Coflexip SA                                           13,000        1,756,042
  Pernod-Ricard SA                                      37,000        2,480,993
                                                                   ------------
                                                                      4,237,035
                                                                   ------------
GERMANY -- 4.2%
  AMB Aachener & Muenchener
    Beteiligungs AG                                     45,000        4,574,869
  Hannover Rueckversicherungs AG                        45,000        3,401,315
                                                                   ------------
                                                                      7,976,184
                                                                   ------------
HONG KONG -- 8.1%
  Beijing Datang Power Generation
    Co. Ltd. - Class H**                             9,452,000        3,029,887
  Denway Motors Ltd.**                               5,100,000        1,275,168
  Esprit Holdings Ltd.                               2,749,200        3,066,820
  Hong Kong Exchanges & Clearing
    Ltd                                              1,290,000        2,075,851
  Huaneng Power International, Inc.                  4,000,000        2,154,131
  Li & Fung Ltd.                                     1,500,000        2,336,847
  Yanzhou Coal Mining Co. Ltd. -
    Class H                                          4,280,000        1,632,651
                                                                   ------------
                                                                     15,571,355
                                                                   ------------
ISRAEL -- 3.0%
  Ceragon Networks Ltd.**                              121,000          748,688
  Taro Pharmaceutical Industries Ltd.**                115,000        5,038,438
                                                                   ------------
                                                                      5,787,126
                                                                   ------------

                                                       Number
                                                     of Shares         Value
                                                     ---------     ------------
ITALY -- 3.5%
  Autostrade - Concessioni e
    Costruzioni Autostrade SpA                         575,000     $  3,537,898
  Saipem SpA                                           515,000        3,141,410
                                                                   ------------
                                                                      6,679,308
                                                                   ------------
JAPAN -- 17.1%
  Aisin Seiko Co. Ltd.                                 150,000        2,222,788
  Banyu Pharmaceutical Co. Ltd.                        175,000        3,246,802
  Dainippon Pharmaceutical Co. Ltd.                    315,000        4,290,807
  Dainippon Screen Manufacturing
    Co. Ltd.                                           115,000          488,207
  Disco Corp.                                           42,000        3,049,900
  Hisamitsu Pharmaceutical Co., Inc.                   200,000        3,185,557
  Isetan Co. Ltd.                                      205,000        2,286,946
  JGC Corp.                                            600,000        4,524,576
  Koei Co. Ltd.                                          3,200          104,185
  Kokusai Securities Co. Ltd.                           95,000          716,391
  Komori Corp.                                         210,000        3,108,552
  Sega Corp.**                                         222,000        4,003,652
  Yamada Denki Co. Ltd.                                 22,000        1,527,344
                                                                   ------------
                                                                     32,755,707
                                                                   ------------
NETHERLANDS -- 2.1%
  DSM NV                                                82,000        2,870,631
  Quanta Computer, Inc.                                300,000        1,079,268
                                                                   ------------
                                                                      3,949,899
                                                                   ------------
PORTUGAL -- 1.8%
  Brisa Auto Estradas de Portugal SA                   375,000        3,504,084
                                                                   ------------
SOUTH KOREA -- 3.0%
  Samsung SDI Co. Ltd.                                  75,000        3,042,931
  Samsung Securities Co. Ltd.                           67,510        1,521,691
  Shinsegae Department Store Co.                        22,600        1,159,755
                                                                   ------------
                                                                      5,724,377
                                                                   ------------
SPAIN -- 10.4%
  Abengoa SA                                               522           14,536
  Fomento de Construcciones y
    Contratas SA                                        70,000        1,423,292
  Groupo Dragados SA                                   363,000        4,521,535
  Grupo Auxiliar Metalurgico SA**                      100,000        2,276,384
  Grupo Ferrovial SA                                   247,000        3,777,560
  Indra Sistemas SA                                    385,000        3,556,684
  NH Hoteles SA                                        350,000        4,325,572
                                                                   ------------
                                                                     19,895,563
                                                                   ------------
SWEDEN -- 2.2%
  Getinge Industrier AB - Class B                      120,000        1,732,706
  Getinge Industrier AB - Class B -
    Rights**                                           120,000           57,098
  Swedish Match AB                                     570,000        2,458,058
                                                                   ------------
                                                                      4,247,862
                                                                   ------------
SWITZERLAND -- 3.4%
  Kuoni Reisen Holding AG - Class B                      3,700        1,607,801
  Lonza AG                                               5,600        3,212,125
  Sez Holding AG                                         3,000        1,633,873
                                                                   ------------
                                                                      6,453,799
                                                                   ------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
              INTERNATIONAL SMALL CAP EQUITY PORTFOLIO (CONCLUDED)

                                                       Number
AS OF MARCH 31, 2001 (UNAUDITED)                     of Shares         Value
                                                     ---------     ------------
COMMON STOCKS (CONTINUED)
TAIWAN -- 3.6%
  Delta Electronics, Inc                               280,000     $    981,707
  Powerchip Semiconductor Corp.**                    2,466,000        2,413,372
  Siliconware Precision Industries Co.**             1,200,000          991,463
  Winbond Electronics Corp.**                        2,000,000        2,506,098
                                                                   ------------
                                                                      6,892,640
                                                                   ------------
UNITED KINGDOM -- 12.8%
  Alliance Unichem PLC                                 205,000        1,677,298
  Amey PLC                                             380,000        2,290,659
  Anglo Irish Bank Corp. PLC                           350,000          974,646
  Bellway PLC                                          190,000        1,065,643
  Berkeley Group PLC                                   150,000        1,668,732
  Cambridge Antibody Technology
    Group PLC**                                         39,500        1,074,013
  Easyjet PLC**                                        300,000        1,511,989
  Electronics Boutique PLC                             590,000          541,032
  Enterprise Oil PLC                                   375,000        3,012,248
  Hit Entertainment PLC                                100,000          449,260
  Johnson Matthey PLC                                  130,000        1,781,687
  Meggitt PLC                                          370,000        1,267,739
  Next PLC                                              80,000        1,007,708
  Rolls-Royce PLC                                      815,000        2,531,746
  Ryanair Holdings PLC**                                65,000          584,501
  Selfridges PLC                                       280,000        1,359,439
  St. James's Place Capital PLC                        200,000        1,020,788
  Waste Recycling Group PLC                            100,000          679,577
                                                                   ------------
                                                                     24,498,705
                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $181,380,209)                                              176,644,168
                                                                   ------------


                                                    Par/Shares
                                    Maturity           (000)
                                    --------        ----------
SHORT TERM INVESTMENTS -- 13.2%
   Federal Home Loan Bank
     Discount Notes
     5.13%                          04/02/01           $18,000       17,997,435
     4.90%                          04/06/01             2,000        1,998,639
   Galileo Money Market Fund                             5,395        5,394,842
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $25,390,916)                                                25,390,916
                                                                   ------------
TOTAL INVESTMENTS IN
   SECURITIES
   (Cost $206,771,125*)                                 105.4%      202,035,084

LIABILITIES IN EXCESS OF
   OTHER ASSETS (Including
   $13,572,997 of investment
   purchases payable)                                    (5.4%)     (10,427,083)
                                                        ------     ------------
NET ASSETS (Applicable to 5,843,310
   Institutional shares, 192,340 Service
   shares, 1,700,403 Investor A shares,
   2,159,786 Investor B shares and
   1,563,804 Investor C shares
   outstanding)                                         100.0%     $191,608,001
                                                        ======     ============


                                                                      Value
                                                                   ------------
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE
   ($98,751,964 (DIVIDE) 5,843,310)                                      $16.90
                                                                         ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   PER SERVICE SHARE
   ($3,217,283 (DIVIDE) 192,340)                                         $16.73
                                                                         ======
NET ASSET VALUE AND
   REDEMPTION PRICE
   PER INVESTOR A SHARE
   ($28,411,893 (DIVIDE) 1,700,403)                                      $16.71
                                                                         ======
MAXIMUM OFFERING PRICE
   PER INVESTOR A SHARE
   ($16.71 (DIVIDE) 0.950)                                               $17.59
                                                                         ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 4.5%)
   PER INVESTOR B SHARE
   ($35,514,666 (DIVIDE) 2,159,786)                                      $16.44
                                                                         ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 1.0%)
   PER INVESTOR C SHARE
   ($25,712,195 (DIVIDE) 1,563,804)                                      $16.44
                                                                         ======
----------
* Cost for Federal income tax purposes is $207,130,284. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                                 $  8,646,822
     Gross unrealized depreciation                                  (13,742,022)
                                                                   ------------
                                                                   $ (5,095,200)
                                                                   ============
** Non-income producing security.
#  Total or partial securities on loan.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                          ASIA PACIFIC EQUITY PORTFOLIO

                                                       Number
AS OF MARCH 31, 2001 (UNAUDITED)                     of Shares          Value
                                                     ---------       ----------
COMMON STOCKS -- 99.7%
AUSTRALIA -- 6.3%
  AMP Ltd.                                               2,000       $   19,599
  Australia & New Zealand Banking
    Group Ltd.                                           2,500           16,821
  Foster's Brewing Group Ltd.                           10,000           25,146
  Newcrest Mining Ltd.                                   9,000           15,644
  News Corp. Ltd.                                        1,000            7,583
  Rio Tinto Ltd.                                         2,000           31,689
  Telstra Corp. Ltd.                                     8,000           25,078
                                                                     ----------
                                                                        141,560
                                                                     ----------
HONG KONG -- 11.4%
  Bank of East Asia Ltd.                                12,000           27,004
  Cheung Kong Ltd.                                       4,000           41,929
  China Telecommunications Ltd.**                        3,500           15,393
  CLP Holdings Ltd.                                     11,000           58,251
  Sinopec Shanghai Petrochemical Co.
    Ltd                                                374,000           47,955
  Sun Hung Kai Properties Ltd.                           2,400           22,926
  Swire Pacific Ltd. - Class A                           7,000           43,352
                                                                     ----------
                                                                        256,810
                                                                     ----------
INDIA -- 2.8%
  ICICI Ltd. - ADR                                       3,000           35,250
  Videsh Sanchar Nigam Co. Ltd. -
    GDR (Reg. S)                                         2,250           26,662
                                                                     ----------
                                                                         61,912
                                                                     ----------
JAPAN -- 68.1%
  Amada Co. Ltd.                                         3,000           16,518
  Asahi Chemical Industry Co. Ltd.                      10,000           43,411
  Bank of Tokyo-Mitsubishi Ltd.                         10,000           89,534
  Benesse Corp.                                          1,300           47,201
  Daiwa Securities Co. Ltd.                              9,000           85,249
  DDI Corp.                                                 10           32,478
  Fuji Machine Manufacturing Co.
    Ltd                                                  1,100           27,913
  Kokusai Securities Co. Ltd.                            4,000           30,164
  Kurita Water Industries Ltd.                           2,000           23,668
  Mitsubishi Chemical Corp.                             21,000           56,976
  Mori Seiki Co. Ltd.                                    3,000           30,164
  Murata Manufacturing Co. Ltd.                            700           58,149
  Nintendo Co. Ltd.                                        600           98,200
  Nippon Telegraph & Telephone
    Corp                                                     6           38,303
  NSK Ltd.                                               7,000           31,616
  NTT Docomo, Inc.                                           4           69,584
  Obayashi Corp.                                        15,000           57,814
  Okuma Corp.                                            6,000           15,896
  Ricoh Co.                                              5,000           90,571
  Sanwa Bank Ltd.                                        7,000           38,208
  Sharp Corp.                                            5,000           63,679
  Sumitomo Bank Ltd.                                     5,000           44,687
  Sumitomo Electric Industries Ltd.                      6,000           69,185
  Takashimaya Co. Ltd.                                   8,000           58,604
  Takeda Chemical Industries Ltd.                        1,000           48,278
  Tokyo Electron Ltd.                                      600           39,644
  Toppan Printing Co. Ltd.                               4,000           30,068
  Toshiba Corp.                                          3,000           17,524
  Toyota Motor Corp.                                     2,000           69,425
  Yamaha Motor Co. Ltd.                                  4,000           28,089
  Yamato Transport Co. Ltd.                              3,000           60,328
  Yokogawa Electric Corp.                                3,000           26,333
                                                                     ----------
                                                                      1,537,461
                                                                     ----------

                                                       Number
                                                     of Shares          Value
                                                     ---------       ----------
SINGAPORE -- 3.9%
  City Developments Ltd.                                 2,000       $    6,536
  DBS Group Holdings Ltd.                                5,000           45,141
  Overseas Chinese Banking Corp.                         2,000           12,961
  Parkway Holdings Ltd.                                 30,000           15,038
  Singapore Exchange Ltd.                               14,000            8,762
                                                                     ----------
                                                                         88,438
                                                                     ----------
SOUTH KOREA -- 2.7%
  Samsung Electronics Co.                                  280           43,758
  Samsung Securities Co. Ltd.                              750           16,905
                                                                     ----------
                                                                         60,663
                                                                     ----------
TAIWAN -- 3.6%
  iShares MSCI Taiwan Index Fund                         6,800           81,804
                                                                     ----------
THAILAND -- 0.9%
  Bangkok Bank Public Co. Ltd.**                        20,000           20,559
                                                                     ----------
TOTAL COMMON STOCKS
   (Cost $2,689,204)                                                  2,249,207
                                                                     ----------
SHORT TERM INVESTMENTS -- 0.3%
  Galileo Money Market Fund                              7,093            7,093
   (Cost $7,093)                                                     ----------

TOTAL INVESTMENTS IN
   SECURITIES -- 100.0%
   (Cost $2,696,297*)                                                $2,256,300
                                                                     ==========
----------
* Cost for Federal income tax purposes is $2,749,012. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                                    $  18,487
     Gross unrealized depreciation                                     (511,199)
                                                                      ---------
                                                                      $(492,712)
                                                                      =========
** Non-income producing security.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                          ASIA PACIFIC EQUITY PORTFOLIO

MARCH 31, 2001 (UNAUDITED)

ASSETS
   Investments at value (Cost $2,696,297) ..............................................................             $2,256,300
   Cash denominated in foreign currencies (Cost $15,500) ...............................................                 15,265
   Dividends receivable ................................................................................                  7,706
   Interest receivable .................................................................................                    166
   Investments sold receivable .........................................................................                165,121
   Prepaid expenses ....................................................................................                 47,663
   Net unrealized appreciation on forward foreign currency contracts ...................................                 40,603
                                                                                                                     ----------
          TOTAL ASSETS .................................................................................              2,532,824
                                                                                                                     ----------
LIABILITIES
   Investments purchased payable .......................................................................                 89,746
   Capital shares redeemed payable .....................................................................                  8,631
   Transfer agent fees payable .........................................................................                    151
   Net unrealized depreciation on forward foreign currency contracts ...................................                 17,657
                                                                                                                     ----------
          TOTAL LIABILITIES ............................................................................                116,185
                                                                                                                     ----------
NET ASSETS (Applicable to 322,010 Institutional shares, 10
   Service shares, 4,991 Investor A shares, 1,479 Investor B shares and
   264 Investor C shares outstanding) ..................................................................             $2,416,639
                                                                                                                     ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE AND SERVICE SHARE
   ($2,367,498 (DIVIDE) 322,020) .......................................................................                  $7.35
                                                                                                                          =====
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($36,433 (DIVIDE) 4,991) .......................................................                  $7.30
                                                                                                                          =====
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($7.30 (DIVIDE) 0.950) ..............................................................................                  $7.68
                                                                                                                          =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($10,780 (DIVIDE) 1,479) .......................................................                  $7.29
                                                                                                                          =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($1,928 (DIVIDE) 264) ..........................................................                  $7.30
                                                                                                                          =====

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

                                                       Number
AS OF MARCH 31, 2001 (UNAUDITED)                     of Shares         Value
                                                     ---------      -----------
COMMON STOCKS -- 93.8%
BRAZIL -- 10.5%
  Brasil Telecom Participacoes SA -
    ADR                                                 11,500      $   450,225
  Companhia de Bebidas Das
    Americas                                            34,408          803,427
  Companhia Vale do Rio Doce -
    ADR                                                 20,369          501,077
  Embratel Participacoes SA - ADR                       38,010          353,493
  Itausa - Investimentos Itau SA                       678,057          547,989
  Itausa - Sub Receipts**                               20,526           16,589
  Tele Norte Celular Participacoes
    SA - ADR                                            15,300          428,400
  Tele Norte Leste Participacoes
    SA - ADR                                            30,293          493,170
  Uniao de Bancos Brasileiros SA -
    GDR                                                 39,946          814,898
                                                                    -----------
                                                                      4,409,268
                                                                    -----------
CHILE -- 0.5%
  Cia de Telecomunicaciones de Chile
    SA - ADR**                                          15,581          205,669
                                                                    -----------
CZECH REPUBLIC -- 1.6%
  Komercni Banka AS - GDR**                             80,103          680,755
                                                                    -----------
GREECE -- 2.1%
  National Bank of Greece S.A.**                        25,185          858,514
                                                                    -----------
HONG KONG -- 5.9%
  Bank of East Asia Ltd.                               393,600          885,717
  China Telecommunications Ltd.**                      191,500          842,220
  Legend Holdings Ltd.                               1,139,000          774,038
                                                                    -----------
                                                                      2,501,975
                                                                    -----------
INDIA -- 11.3%
  Hindustan Lever Ltd.                                 180,000          844,533
  ICICI Ltd.                                            81,000          152,798
  ICICI Ltd. - ADR                                      73,000          857,750
  Infosys Technologies Ltd.                              6,000          525,431
  ITC Ltd.                                              37,000          646,302
  Mahanagar Telephone Nigam Ltd.                       131,300          372,581
  Ranbaxy Laboratories Ltd.                             25,000          309,367
  Reliance Industries Ltd.                             127,000        1,064,794
                                                                    -----------
                                                                      4,773,556
                                                                    -----------
INDONESIA -- 0.8%
  PT Astra International Tbk                         1,141,000          153,344
  PT Indofood Sukses Makmur Tbk                      2,363,000          192,812
                                                                    -----------
                                                                        346,156
                                                                    -----------
ISRAEL -- 1.6%
  Check Point Software Technologies
    Ltd.**                                              11,100          527,250
  I.T. International Theatres Ltd.**                    15,500          137,950
                                                                    -----------
                                                                        665,200
                                                                    -----------
MALAYSIA -- 2.9%
  Tanjong PLC                                          413,000          668,429
  YTL Corp. Berhad                                     593,000          543,080
                                                                    -----------
                                                                      1,211,509
                                                                    -----------

                                                       Number
                                                     of Shares         Value
                                                     ---------      -----------
MEXICO -- 15.0%
  America Movil SA de CV - ADR**                        38,151      $   558,912
  Cemex SA de CV - ADR                                  14,540          312,610
  Fomento Economico Mexicano
    SA de CV                                           186,958          665,166
  Grupo Financiero Banamex Accival
    SA de CV - Class O                                 968,876        1,690,257
  Grupo Financiero BBVA Bancomer
    SA de CV**                                         975,774          658,219
  Grupo Televisa SA - GDR**                             22,842          763,151
  Telefonos de Mexico SA - ADR                          38,151        1,203,283
  Walmart De Mexico SA de CV                           195,721          455,261
                                                                    -----------
                                                                      6,306,859
                                                                    -----------
PHILIPPINES -- 1.5%
  Manila Electric Co.                                  601,000          624,989
                                                                    -----------
RUSSIA -- 2.9%
  Lukoil Holding - ADR                                   7,229          268,919
  Tatneft - ADR                                         56,170          444,305
  Unified Energy Systems - GDR                          52,282          522,820
                                                                    -----------
                                                                      1,236,044
                                                                    -----------
SOUTH AFRICA -- 10.1%
  Anglovaal Industries Ltd.                            605,686          620,071
  Boe Ltd.                                             841,216          442,150
  De Beers                                              20,000          761,570
  Impala Platinum Holdings Ltd.                          9,762          347,347
  Nedcor Ltd.                                           25,500          433,608
  Profurn Ltd.                                       1,200,000          227,722
  Rembrant Group Ltd.                                  202,407          430,854
  Remgro Ltd.                                           79,561          466,851
  Sasol Ltd.                                            64,143          527,733
                                                                    -----------
                                                                      4,257,906
                                                                    -----------
SOUTH KOREA -- 8.3%
  Korea Electric Power Corp.                            43,670          662,784
  Samsung Electronics Co.                                8,530        1,333,059
  Samsung Securities Co. Ltd.                           24,000          540,966
  SK Telecom Co. Ltd                                     6,890          947,343
                                                                    -----------
                                                                      3,484,152
                                                                    -----------
TAIWAN -- 13.6%
  Accton Technology Corp.**                            179,000          321,982
  Accton Technology Corp. -
    GDR (Reg. S)                                        35,000          113,750
  Asustek Computer, Inc.                               108,000          559,756
  Cathay Life Insurance Co. Ltd.                       402,000          680,213
  China Steel                                        1,021,410          607,241
  China Trust Commercial Bank**                        632,696          503,456
  Hon Hai Precision Industry Co. Ltd.                  175,000        1,072,409
  Taiwan Semiconductor Manufacturing
    Co.**                                              428,120        1,155,141
  United Microelectronics Corp. Ltd.**                 430,000          694,817
                                                                    -----------
                                                                      5,708,765
                                                                    -----------
THAILAND -- 4.5%
  Bangkok Bank Public Co. Ltd.
    (Foreign Shares)**                               1,184,900        1,217,991
  Golden Land Property Development
    Public Co. Ltd. (Foreign shares)**               1,408,000          131,432
  PTT Exploration and Production Public
    Co. Ltd. - (Foreign shares)                        247,700          550,525
  Telecomasia Corp. Public Co. Ltd. -
    Rights**                                           231,789                0
                                                                    -----------
                                                                      1,899,948
                                                                    -----------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
              INTERNATIONAL EMERGING MARKETS PORTFOLIO (CONCLUDED)

                                                       Number
AS OF MARCH 31, 2001 (UNAUDITED)                     of Shares         Value
                                                     ---------      -----------
COMMON STOCKS (CONTINUED)
UNITED KINGDOM -- 0.7%
  Dimension Data Holdings PLC**                         77,128      $   312,950
                                                                    -----------
TOTAL COMMON STOCKS
   (Cost $43,325,692)                                                39,484,215
                                                                    -----------
PREFERRED STOCK -- 1.9%
BRAZIL -- 1.9%
   Petroleo Brasileiro SA
   (Cost $853,466)                                      33,353          794,709
                                                                    -----------


                                                    Par/Shares
                                    Maturity           (000)
                                    --------        ----------
SHORT TERM INVESTMENTS -- 7.8%
   Federal Home Loan Bank
     Discount Notes
     4.75%                          04/02/01            $2,500        2,499,340
   Galileo Money Market Fund                               806          806,429
                                                                    -----------
TOTAL SHORT TERM INVESTMENTS
   (Cost $3,305,769)                                                  3,305,769
                                                                    -----------
TOTAL INVESTMENTS IN
   SECURITIES
   (Cost $47,484,927*)                                  103.5%       43,584,693

LIABILITIES IN EXCESS OF
   OTHER ASSETS                                          (3.5%)      (1,466,530)
                                                        ------      -----------
NET ASSETS (Applicable to 7,972,772
   Institutional shares, 289,217 Service
   shares, 257,221 Investor A shares,
   163,806 Investor B shares and
   48,342 Investor C shares
   outstanding)                                         100.0%      $42,118,163
                                                        ======      ===========


                                                                       Value
                                                                    -----------
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   INSTITUTIONAL SHARE
   ($38,477,815 (DIVIDE) 7,972,772)                                       $4.83
                                                                          =====
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   SERVICE SHARE
   ($1,392,876 (DIVIDE) 289,217)                                          $4.82
                                                                          =====
NET ASSET VALUE AND
   REDEMPTION PRICE PER
   INVESTOR A SHARE
   ($1,248,444 (DIVIDE) 257,221)                                          $4.85
                                                                          =====
MAXIMUM OFFERING PRICE
   PER INVESTOR A SHARE
   ($4.85 (DIVIDE) 0.950)                                                 $5.11
                                                                          =====
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 4.5%)
   PER INVESTOR B SHARE
   ($771,428 (DIVIDE) 163,806)                                            $4.71
                                                                          =====
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 1.0%)
   PER INVESTOR C SHARE
   ($227,600 (DIVIDE) 48,342)                                             $4.71
                                                                          =====
----------
* Cost for Federal income tax purposes is $48,940,227. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                                  $ 3,782,212
     Gross unrealized depreciation                                   (9,137,746)
                                                                    -----------
                                                                    $(5,355,534)
                                                                    ===========
** Non-income producing security.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                             SELECT EQUITY PORTFOLIO

                                                       Number
AS OF MARCH 31, 2001 (UNAUDITED)                     of Shares        Value
                                                     ---------   --------------
COMMON STOCKS -- 97.4%
ADVERTISING -- 1.7%
 #Omnicom Group, Inc.                                  260,200   $   21,565,376
                                                                 --------------
AEROSPACE -- 1.1%
  General Dynamics Corp.                               211,800       13,288,332
                                                                 --------------
BANKS -- 3.6%
 #Bank of New York Co., Inc.                           650,252       32,018,408
  Mellon Financial Corp.                               362,200       14,676,344
                                                                 --------------
                                                                     46,694,752
                                                                 --------------
BEVERAGES -- 1.2%
  Coca-Cola Co.                                        127,800        5,771,448
  PepsiCo, Inc.                                        231,300       10,165,635
                                                                 --------------
                                                                     15,937,083
                                                                 --------------
COMPUTER & OFFICE EQUIPMENT -- 2.2%
  Cisco Systems, Inc.**                              1,371,700       21,690,006
  Compaq Computer Corp.                                382,000        6,952,400
                                                                 --------------
                                                                     28,642,406
                                                                 --------------
COMPUTER SOFTWARE & SERVICES -- 7.0%
 #EMC Corp.**                                          506,700       14,896,980
  Microsoft Corp.**                                    755,800       41,332,813
  Oracle Corp.**                                     1,825,548       27,346,709
  Sun Microsystems, Inc.**                             382,200        5,874,414
                                                                 --------------
                                                                     89,450,916
                                                                 --------------
ELECTRONICS -- 9.4%
 #Emerson Electric Co.                                 219,600       13,606,416
  General Electric Co.                               1,247,700       52,228,722
  Intel Corp.                                          931,690       24,515,093
  Texas Instruments, Inc.                              956,444       29,630,635
                                                                 --------------
                                                                    119,980,866
                                                                 --------------
ENERGY & UTILITIES -- 4.9%
  AES Corp.**                                          491,000       24,530,360
  Dominion Resources, Inc.                             300,900       19,399,023
  Exelon Corp.                                         294,900       19,345,440
                                                                 --------------
                                                                     63,274,823
                                                                 --------------
ENTERTAINMENT & LEISURE -- 1.9%
  AOL Time Warner, Inc.**                              297,000       11,924,550
  Viacom, Inc. - Class B**                             287,200       12,628,184
                                                                 --------------
                                                                     24,552,734
                                                                 --------------
FINANCE -- 13.0%
 #AMBAC Financial Group, Inc.                          138,200        8,766,026
  Citigroup, Inc.                                      683,432       30,740,783
  Freddie Mac                                          573,900       37,205,937
  Lehman Brothers Holdings, Inc.                       299,800       18,797,460
  MBNA Corp.                                         1,000,600       33,119,860
 #Paychex, Inc.                                        351,100       13,012,644
  Washington Mutual, Inc.                              466,200       25,524,450
                                                                 --------------
                                                                    167,167,160
                                                                 --------------
INSURANCE -- 4.9%
  Ace Ltd.                                             712,500       26,191,500
  American International Group, Inc.                   273,881       22,047,421
  Cigna Corp.                                           84,300        9,050,448
  Hartford Financial Services Group,
    Inc                                                 82,700        4,879,300
                                                                 --------------
                                                                     62,168,669
                                                                 --------------

                                                       Number
                                                     of Shares        Value
                                                     ---------   --------------
MANUFACTURING -- 2.7%
  Corning, Inc.                                        220,100   $    4,553,869
 #Danaher Corp.                                        274,300       14,965,808
  Tyco International Ltd. - ADR                        356,200       15,398,526
                                                                 --------------
                                                                     34,918,203
                                                                 --------------
MEDICAL & MEDICAL SERVICES -- 2.2%
  Cardinal Health, Inc.                                296,200       28,657,350
                                                                 --------------
MEDICAL INSTRUMENTS & SUPPLIES -- 7.5%
  Baxter International, Inc.                           352,500       33,184,350
  Johnson & Johnson                                    445,000       38,924,150
  Medtronic, Inc.                                      133,900        6,124,586
 #Stryker Corp.                                        335,900       17,550,775
                                                                 --------------
                                                                     95,783,861
                                                                 --------------
OIL & GAS -- 7.7%
 #Chevron Corp.                                        153,000       13,433,400
  El Paso Corp.                                        302,910       19,780,023
  EOG Resources, Inc.                                  286,200       11,800,026
  Exxon Mobil Corp.                                    568,058       46,012,698
  Tidewater, Inc.                                      158,800        7,177,760
                                                                 --------------
                                                                     98,203,907
                                                                 --------------
PAPER & FOREST PRODUCTS -- 0.3%
  Kimberly-Clark Corp.                                  64,100        4,347,903
                                                                 --------------
PHARMACEUTICALS -- 4.5%
  Bristol-Myers Squibb Co.                             121,800        7,234,920
  Pfizer, Inc.                                         826,700       33,853,365
  Pharmacia Corp.                                      222,124       11,188,386
  Schering-Plough Corp.                                145,603        5,318,878
                                                                 --------------
                                                                     57,595,549
                                                                 --------------
RETAIL MERCHANDISING -- 8.2%
 #Costco Wholesale Corp.**                             333,700       13,097,865
  CVS Corp.                                            432,800       25,314,612
  Home Depot, Inc.                                     381,800       16,455,721
  Kroger Co.**                                       1,092,300       28,170,417
  Wal-Mart Stores, Inc.                                430,600       21,745,441
                                                                 --------------
                                                                    104,784,056
                                                                 --------------
SOAPS & COSMETICS -- 2.8%
 #Avon Products, Inc.                                  390,600       15,620,094
 #Colgate-Palmolive Co.                                366,100       20,230,686
                                                                 --------------
                                                                     35,850,780
                                                                 --------------
TELECOMMUNICATIONS -- 9.0%
 #Comcast Corp. - Special Class A**                    611,700       25,653,169
  Nokia Corp. - ADR                                    735,700       17,656,800
  Nortel Networks Corp.                                516,000        7,249,800
  SBC Communications, Inc.                             790,600       35,284,478
 #Vodafone Group PLC - Spons. ADR                      501,200       13,607,580
  Worldcom, Inc.**                                     855,500       15,987,156
                                                                 --------------
                                                                    115,438,983
                                                                 --------------
TEXTILES -- 0.5%
 #Cintas Corp.                                         155,700        6,137,694
                                                                 --------------
TOBACCO -- 1.1%
  Philip Morris Cos., Inc.                             297,256       14,104,797
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $1,095,488,439)                                          1,248,546,200
                                                                 --------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                       SELECT EQUITY PORTFOLIO (CONCLUDED)

                                                    Par/Shares
AS OF MARCH 31, 2001 (UNAUDITED)    Maturity           (000)         Value
                                    --------        ----------   --------------
SHORT TERM INVESTMENTS -- 2.6%
   Federal Home Loan Bank
     Discount Notes
     5.13%                          04/02/01           $24,000   $   23,996,580
   Federal Home Loan Mortgage
     Corp. Discount Notes
     5.06%                          04/06/01             4,000        3,996,627
   Galileo Money Market Fund                             5,248        5,248,153
                                                                 --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $33,241,360)                                                33,241,360
                                                                 --------------
TOTAL INVESTMENTS IN
   SECURITIES -- 100.0%
   (Cost $1,128,729,799*)                                        $1,281,787,560
                                                                 ==============
----------
* Cost for Federal income tax purposes is $1,141,724,682. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                                $ 245,199,663
     Gross unrealized depreciation                                 (105,136,785)
                                                                  -------------
                                                                  $ 140,062,878
                                                                  =============
** Non-income producing security.
#  Total or partial securities on loan.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                             SELECT EQUITY PORTFOLIO

MARCH 31, 2001 (UNAUDITED)

ASSETS
   Investments at value (Cost $1,128,729,799) ..........................................................             $1,281,787,560
   Collateral received for securities loaned ...........................................................                119,040,886
   Dividends receivable ................................................................................                    983,880
   Interest receivable .................................................................................                     58,859
   Capital shares sold receivable ......................................................................                     50,669
   Prepaid expenses ....................................................................................                     42,174
   Futures margin receivable ...........................................................................                     37,493
                                                                                                                     --------------
          TOTAL ASSETS .................................................................................              1,402,001,521
                                                                                                                     --------------
LIABILITIES
   Payable upon return of securities loaned ............................................................                119,040,886
   Capital shares redeemed payable .....................................................................                    444,163
   Advisory fees payable ...............................................................................                    603,009
   Adminstrative fees payable ..........................................................................                    238,486
   Transfer agent fees payable .........................................................................                     89,502
   Other accrued expenses payable ......................................................................                    451,967
                                                                                                                     --------------
          TOTAL LIABILITIES ............................................................................                120,868,013
                                                                                                                     --------------
NET ASSETS (Applicable to 75,756,591 Institutional shares, 13,189,905
   Service shares, 3,740,477 Investor A shares, 4,201,065 Investor B shares and
   456,991 Investor C shares outstanding) ..............................................................             $1,281,133,508
                                                                                                                     ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($999,069,449 (DIVIDE) 75,756,591) ..........................................                     $13.19
                                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($173,630,676 (DIVIDE) 13,189,905) ................................................                     $13.16
                                                                                                                             ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($49,125,956 (DIVIDE) 3,740,477) ...............................................                     $13.13
                                                                                                                             ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($13.13 (DIVIDE) 0.955) .............................................................................                     $13.75
                                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($53,490,954 (DIVIDE) 4,201,065) ...............................................                     $12.73
                                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($5,816,473 (DIVIDE) 456,991) ..................................................                     $12.73
                                                                                                                             ======

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                             INDEX EQUITY PORTFOLIO

AS OF MARCH 31, 2001 (UNAUDITED)                                      Value
                                                                 --------------
Investment in The U.S. Large Company
  Series of The DFA Investment
  Trust Company                                   100.1%         $1,749,557,705
  (Cost $1,544,775,211)

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                     (0.1%)            (1,312,878)
                                                  ------         --------------
NET ASSETS (Applicable to 27,403,439
  Institutional shares, 14,445,419 Service
  shares, 3,710,008 Investor A shares,
  13,442,298 Investor B shares and
  20,005,148 Investor C shares
  outstanding)                                    100.0%         $1,748,244,827
                                                  ======         ==============
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER INSTITUTIONAL SHARE
  ($611,617,541 (DIVIDE) 27,403,439)                                     $22.32
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER SERVICE SHARE
  ($321,552,079 (DIVIDE) 14,445,419)                                     $22.26
                                                                         ======
NET ASSET VALUE AND
  REDEMPTION PRICE
  PER INVESTOR A SHARE
  ($82,524,845 (DIVIDE) 3,710,008)                                       $22.24
                                                                         ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($22.24 (DIVIDE) 0.970)                                                $22.93
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($294,420,938 (DIVIDE) 13,442,298)                                     $21.90
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($438,129,424 (DIVIDE) 20,005,148)                                     $21.90
                                                                         ======

    See accompanying notes to financial statements and accompanying financial statements and related notes for The DFA Investment Trust Company.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                               BALANCED PORTFOLIO

                                                       Number
AS OF MARCH 31, 2001 (UNAUDITED)                     of Shares         Value
                                                     ---------     ------------
COMMON STOCKS -- 58.6%
ADVERTISING -- 1.1%
 #Omnicom Group, Inc.                                   88,300     $  7,318,304
                                                                   ------------
AEROSPACE -- 0.6%
  General Dynamics Corp.                                65,800        4,128,292
                                                                   ------------
BANKS -- 2.1%
  Bank of New York Co., Inc.                           201,822        9,937,715
  Mellon Financial Corp.                               112,400        4,554,448
                                                                   ------------
                                                                     14,492,163
                                                                   ------------
BEVERAGES -- 0.7%
  Coca-Cola Co.                                         40,200        1,815,432
  PepsiCo, Inc.                                         71,700        3,151,215
                                                                   ------------
                                                                      4,966,647
                                                                   ------------
COMPUTER & OFFICE EQUIPMENT -- 1.4%
  Cisco Systems, Inc.**                                447,848        7,081,596
  Compaq Computer Corp.                                125,800        2,289,560
                                                                   ------------
                                                                      9,371,156
                                                                   ------------
COMPUTER SOFTWARE & SERVICES -- 4.1%
  EMC Corp.**                                          171,600        5,045,040
  Microsoft Corp.**                                    235,600       12,884,375
  Oracle Corp.**                                       566,100        8,480,178
  Sun Microsystems, Inc.**                             118,600        1,822,882
                                                                   ------------
                                                                     28,232,475
                                                                   ------------
CONSUMER NON DURABLES -- 1.3%
 #Kroger Co.**                                         338,900        8,740,231
                                                                   ------------
ELECTRONICS -- 5.7%
 #Emerson Electric Co.                                  75,200        4,659,392
  General Electric Co.                                 420,500       17,602,130
  Intel Corp.                                          289,275        7,611,548
  Texas Instruments, Inc.                              296,817        9,195,391
                                                                   ------------
                                                                     39,068,461
                                                                   ------------
ENERGY & UTILITIES -- 3.1%
  AES Corp.**                                          167,100        8,348,316
 #Dominion Resources, Inc.                              93,400        6,021,498
  Exelon Corp.                                         100,400        6,586,240
                                                                   ------------
                                                                     20,956,054
                                                                   ------------
ENTERTAINMENT & LEISURE -- 1.2%
  AOL Time Warner, Inc.**                               92,100        3,697,815
  Viacom, Inc. - Class B**                              96,329        4,235,607
                                                                   ------------
                                                                      7,933,422
                                                                   ------------
FINANCE -- 7.9%
  AMBAC Financial Group, Inc.                           43,500        2,759,205
  Citigroup, Inc.                                      231,432       10,409,826
  Freddie Mac                                          179,900       11,662,917
  Lehman Brothers Holdings, Inc.                       101,700        6,376,590
  MBNA Corp.                                           311,200       10,300,720
  Paychex, Inc.                                        115,200        4,269,600
  Washington Mutual, Inc.                              158,700        8,688,825
                                                                   ------------
                                                                     54,467,683
                                                                   ------------

                                                       Number
                                                     of Shares         Value
                                                     ---------     ------------
INSURANCE -- 2.8%
  Ace Ltd.                                             221,100     $  8,127,636
  American International Group, Inc.                    84,545        6,805,872
  Cigna Corp.                                           26,200        2,812,832
  Hartford Financial Services Group,
    Inc.                                                27,200        1,604,800
                                                                   ------------
                                                                     19,351,140
                                                                   ------------
MANUFACTURING -- 1.7%
  Corning, Inc.                                         69,800        1,444,162
 #Danaher Corp.                                         85,200        4,648,512
  Tyco International Ltd. - ADR                        122,000        5,274,060
                                                                   ------------
                                                                     11,366,734
                                                                   ------------
MEDICAL & MEDICAL SERVICES -- 1.4%
  Cardinal Health, Inc.                                100,900        9,762,075
                                                                   ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 4.5%
  Baxter International, Inc.                           109,700       10,327,158
  Johnson & Johnson                                    149,200       13,050,524
  Medtronic, Inc.                                       45,500        2,081,170
 #Stryker Corp.                                        109,800        5,737,050
                                                                   ------------
                                                                     31,195,902
                                                                   ------------
OIL & GAS -- 4.6%
 #Chevron Corp.                                         51,900        4,556,820
  El Paso Corp.                                        102,083        6,666,020
  EOG Resources, Inc.                                   89,300        3,681,839
  Exxon Mobil Corp.                                    176,276       14,278,356
  Tidewater, Inc.                                       53,300        2,409,160
                                                                   ------------
                                                                     31,592,195
                                                                   ------------
PAPER & FOREST PRODUCTS -- 0.2%
  Kimberly-Clark Corp.                                  20,100        1,363,383
                                                                   ------------
PHARMACEUTICALS -- 2.6%
  Bristol-Myers Squibb Co.                              38,200        2,269,080
  Pfizer, Inc.                                         256,100       10,487,295
  Pharmacia Corp.                                       68,400        3,445,308
  Schering-Plough Corp.                                 47,839        1,747,559
                                                                   ------------
                                                                     17,949,242
                                                                   ------------
RETAIL MERCHANDISING -- 3.5%
 #Costco Wholesale Corp.**                             109,900        4,313,575
 #CVS Corp.                                            134,300        7,855,207
  Home Depot, Inc.                                     119,700        5,159,070
  Wal-Mart Stores, Inc.                                136,800        6,908,400
                                                                   ------------
                                                                     24,236,252
                                                                   ------------
SOAPS & COSMETICS -- 1.7%
  Avon Products, Inc.                                  123,800        4,950,762
  Colgate-Palmolive Co.                                124,300        6,868,818
                                                                   ------------
                                                                     11,819,580
                                                                   ------------
TELECOMMUNICATIONS -- 5.5%
 #Comcast Corp. - Special Class A**                    207,500        8,702,031
  Nokia Corp. - ADR                                    230,550        5,533,200
  Nortel Networks Corp.                                171,100        2,403,955
  Qwest Communications International,
    Inc.**                                                   1               29
  SBC Communications, Inc.                             258,500       11,536,855
 #Vodafone Group PLC - Spons. ADR                      165,100        4,482,465
  Worldcom, Inc.**                                     277,900        5,193,256
                                                                   ------------
                                                                     37,851,791
                                                                   ------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         BALANCED PORTFOLIO (CONTINUED)

                                                       Number
AS OF MARCH 31, 2001 (UNAUDITED)                     of Shares         Value
                                                     ---------     ------------
COMMON STOCKS (CONTINUED)
TEXTILES -- 0.3%
 #Cintas Corp.                                          50,800     $  2,002,536
                                                                   ------------
TOBACCO -- 0.6%
  Philip Morris Cos., Inc.                              93,582        4,440,466
                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $370,284,666)                                              402,606,184
                                                                   ------------
PREFERRED STOCK -- 0.2%
  Centaur Funding Corp., Cumulative
    144A
    9.08%                                                1,500        1,563,774
   (Cost $1,500,000)                                               ------------


                                                           Par
                                        Maturity          (000)
                                        --------         -------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 5.2%
  Small Business Administration
    Participation Certificates,
    Series 97-20F, Class 1
    7.20%                               06/01/17         $ 1,983      2,070,174
  Small Business Investment Cos
    Pass-Through, Series 97-P10C,
    Class 1
    6.85%                               08/01/07             960        987,063
  U.S. Treasury Bonds
    12.75%                              11/15/10           2,400      3,179,448
    14.00%                              11/15/11           2,050      2,959,079
   #8.50%                               02/15/20           7,535     10,082,749
   #8.75%                               08/15/20           1,750      2,400,835
    6.00%                               02/15/26           1,725      1,809,199
    6.13%                               08/15/29           1,470      1,579,334
    6.25%                               05/15/30           1,340      1,472,116
    5.38%                               02/15/31           8,995      8,882,571
                                                                   ------------
TOTAL U.S. GOVERNMENT & AGENCY
   OBLIGATIONS
   (Cost $34,653,367)                                                35,422,568
                                                                   ------------
MORTGAGE PASS-THROUGHS -- 14.7%
  Federal Home Loan Mortgage
    Corp
    6.00%                             12/08-12/13          3,221      3,235,500
    7.50%                             10/09-09/27            922        950,008
    8.50%                               09/01/21           2,935      3,113,737
    6.50%                               02/01/29             818        816,328
  Federal Home Loan Mortgage
    Corp. Gold
    8.00%                            08/08-04/30             774        799,496
    6.00%                            12/13-08/29           4,776      4,668,572
    5.50%                               07/01/15           3,803      3,724,957
    6.50%                            09/28-04/31          12,468     12,430,804
  Federal National Mortgage Association
    6.94%                               03/19/07             750        762,998
    6.80%                               07/23/07           2,400      2,446,200
    7.00%                            11/07-10/25           3,811      3,890,794
    6.50%                            08/10-10/29           6,759      6,869,815
    6.00%                            12/11-07/29          13,600     13,507,730
    5.50%                            10/13-04/31          14,801     14,528,510
    8.50%                               10/01/28           6,347      6,614,802
    7.50%                               02/01/30             137        140,095
  Federal National Mortgage Association
    10 Year Balloon
    6.30%                               02/01/11             814        825,330


                                                           Par
                                        Maturity          (000)        Value
                                        --------         -------   ------------
MORTGAGE PASS-THROUGHS (CONTINUED)
  Government National Mortgage
    Association
    7.00%                            03/13-12/30         $ 4,760   $  4,856,834
    6.00%                            10/23-02/24           3,105      3,049,258
    6.50%                            01/24-01/30           6,110      6,115,501
    7.50%                            04/27-12/29             764        783,780
    8.00%                            06/27-08/30           2,463      2,544,771
  MLCC Mortgage Investors, Inc.,
    Series 95-C1, Class C
    7.43%***                            05/25/15           1,120      1,125,888
  MLCC Mortgage Investors, Inc.,
    Series 95-C2 (IO)
    7.32%+                              06/15/21           9,335        253,787
  MLCC Mortgage Investors, Inc.,
    Series 96-C1, Class A2
    7.24%                               04/25/28           1,000      1,018,705
  MLCC Mortgage Investors, Inc.,
    Series 96-C1, Class A3
    7.42%                               04/25/28           1,500      1,553,944
                                                                   ------------
TOTAL MORTGAGE PASS-THROUGHS
   (Cost $98,917,894)                                               100,628,144
                                                                   ------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 0.4%
  Federal Home Loan Mortgage Corp.
    Strip Notes, Series 203 (IO)
    11.25%+                             06/15/29           2,314        548,032
  Federal National Mortgage Association,
    Series 96-54, Class A (PO)
    6.50%+                              04/25/21             197        169,687
  Federal National Mortgage Association,
    Series 99-17, Class HJ (PO)
    5.00%+                              12/25/23             250        137,500
  Federal National Mortgage Association,
    Series 99-17, Class JH (PO)
    5.00%+                              04/25/24             315        176,695
  Federal National Mortgage Association,
    Series 99-51, Class L (PO)
    5.00%+                              10/25/29             185        132,155
  Residential Asset Securitization Trust,
    Series 98-A3, Class A
    6.50%                               04/25/13           1,103      1,117,140
  Salomon Brothers Mortgage Securities
    VI, Series 87-1 (IO)
    7.00%+                              02/17/17             295         62,197
  Salomon Brothers Mortgage Securities
    VI, Series 87-1 (PO)
    7.00%+                              02/17/17             334        276,203
  Salomon Brothers Mortgage Securities
    VI, Series 87-2 (IO)
    6.00%+                              03/06/17             193         40,321
  Salomon Brothers Mortgage Securities
    VI, Series 87-2 (PO)
    6.00%+                              03/06/17             197        162,646
  Structured Asset Securities Corp.,
    Series 96-CFL, Class X1 (IO)
    5.05%+                              02/25/28           2,705        162,430
                                                                   ------------
TOTAL MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS
   (Cost $3,117,723)                                                  2,985,006
                                                                   ------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         BALANCED PORTFOLIO (CONTINUED)

                                                           Par
AS OF MARCH 31, 2001 (UNAUDITED)        Maturity          (000)        Value
                                        --------         -------   ------------
COMMERCIAL MORTGAGE-BACKED
  SECURITIES -- 3.9%
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 00-1,
    Class 4A
    6.63%                               03/15/15      $    2,278   $  2,350,270
  Donaldson, Lufkin and Jenrette, Inc.
    Commercial Mortgage Corp.,
    Series 98 - CF1, Class A1B
    6.41%                               02/15/08           1,350      1,377,697
  First Security Auto Owner Trust,
    Series 00-2, Class A3
    6.83%                               07/15/04           4,825      4,949,871
  First Union-Lehman Brothers Bank of
    America Commercial Mortgage
    Trust, Series 98-C2, Class A2
    6.56%                               11/18/08           1,760      1,811,313
  First Union-Lehman Brothers Bank
    of America Commercial Mortgage
    Trust, Series 01-C1, Class A2
    6.14%                               12/15/10           1,135      1,121,788
  First Union-Lehman Brothers
    Commercial Mortgage Securities,
    Series 97-C1, Class D
    7.50%                               10/18/08             390        399,872
  GE Capital Mortgage Services, Inc.,
    Series 94-14, Class A3
    6.50%                               04/25/24             800        801,048
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 97-C2, Class A3
    6.57%                               11/15/07             275        279,760
  LB-UBS Commercial Mortgage Trust,
    Series 00-C5, Class A1
    6.41%                               01/15/10           2,310      2,362,483
  Midland Royalty Acceptance Corp.,
    Series 96-C, Class A
    7.23%                               01/25/29           1,000      1,047,050
  Mortgage Capital Funding, Inc.,
    Series 98-MC2, Class B
    6.55%                               05/18/08             295        296,844
  Mortgage Capital Funding, Inc.,
    Series 98-MC3, Class A2
    6.34%                               11/18/31             885        889,696
  Norwest Asset Securities Corp.,
    Series 98-27, Class A1
    6.25%                               11/25/13           2,382      2,371,807
  Prudential Securities Secured
    Financing Corp., Series 98-C1,
    Class A1B
    6.51%                               07/15/08           1,645      1,683,391
  Residential Funding Mortgage
    Securities I, Series 98-S7, Class A1
    6.50%                               03/25/13           1,475      1,478,621
  Summit Mortgage Trust, Series 00-1,
    Class B1
    6.14%***                            04/01/01           2,141      2,115,226
  Washington Mutual, Series 00-1,
    Class A1
    5.34%***                            06/25/24           1,264      1,262,932
                                                                   ------------
TOTAL COMMERCIAL MORTGAGE-
   BACKED SECURITIES
   (Cost $25,605,565)                                                26,599,669
                                                                   ------------


                                                           Par
                                        Maturity          (000)        Value
                                        --------         -------   ------------
ASSET BACKED SECURITIES -- 1.9%
  Arcadia Automobile Receivables Trust,
    Series 97-C, Class A5
    6.55%                               04/15/03      $    2,000   $  2,032,813
  Daimler Chrysler Auto Trust,
    Series 00-D, Class A3
    6.66%                               01/08/05           2,750      2,823,893
  Fifth Third Auto Grantor Trust,
    Series 96-B, Class A
    6.45%                               03/15/02               6          5,990
  First Security Auto Owner Trust,
    Series 00-1, Class A3
    7.30%                               07/15/04           1,975      2,031,070
  FMAC Loan Receivables Trust,
    Series 97-B, Class A
    6.85%                               09/15/19           1,012      1,016,356
  Ford Credit Auto Owner Trust,
    Series 00-C, Class A4
    7.24%                               02/15/04           2,900      2,989,719
  Green Tree Financial Corp.,
    Series 96-6, Class A6
    7.95%                               09/15/27             994      1,028,935
  Green Tree Financial Corp.,
    Series 96-7, Class A6
    7.65%***++                          10/15/27             997      1,029,638
  Puget Power Conservation Grantor
    Trust, Series 97-1, Class A
    6.23%                               07/11/02             333        332,800
                                                                   ------------
TOTAL ASSET BACKED SECURITIES
   (Cost $12,960,094)                                                13,291,214
                                                                   ------------
CORPORATE BONDS -- 8.2%
AEROSPACE -- 0.2%
  Raytheon Co.
    6.30%                               03/15/05             966        953,883
  United Technologies Corp.
    8.75%                               03/01/21             500        601,125
                                                                   ------------
                                                                      1,555,008
                                                                   ------------
AIR TRANSPORTATION -- 0.2%
  Delta Air Lines, Inc.
    7.57%                               11/18/10           1,400      1,523,886
                                                                   ------------
BANKS -- 0.1%
  International Finance Corp.
    7.13%                               04/06/05             750        795,974
                                                                   ------------
CHEMICALS -- 0.1%
  Dow Chemical Co.
    7.38%                               11/01/29             360        377,661
                                                                   ------------
ELECTRONICS -- 0.0%
  Arrow Electronics, Inc.
    8.70%                               10/01/05             295        301,868
                                                                   ------------
ENTERTAINMENT & LEISURE -- 0.2%
  AOL Time Warner, Inc.
    7.25%                               10/15/17           1,300      1,297,908
                                                                   ------------
FINANCE -- 2.3%
  American General Institutional Capital
    7.57%                               12/01/45             410        384,818
  Auburn Hills Trust
    12.00%                              05/01/20           1,155      1,566,145
  Bear Stearns Capital Trust Investments
    7.00%                               01/15/27           1,350      1,353,375

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         BALANCED PORTFOLIO (CONTINUED)

                                                           Par
AS OF MARCH 31, 2001 (UNAUDITED)        Maturity          (000)        Value
                                        --------         -------   ------------
CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
  Citigroup, Inc.
    7.25%                               10/01/10         $ 1,690   $  1,781,527
  ERAC USA Finance Co.
    8.25%                               05/01/05             550        573,947
  Ford Motor Credit Co.
    6.70%                               07/16/04           1,900      1,945,116
    5.80%                               01/12/09             930        878,777
  General Motors Acceptance Corp.
    6.75%                               01/15/06           2,000      2,041,484
  Hutchinson Whampoa Finance Ltd.
    7.00%                               02/16/11             290        287,994
  Qwest Capital Funding
    7.25%                               02/15/11           1,630      1,655,375
  Reliant Energy Finance Co. II
    7.40%                               11/15/02             925        938,366
  Sun Life Canada Capital Trust
    8.53%                               05/29/49             860        808,157
  Wells Fargo Capital
    7.73%                               12/01/26             730        717,583
  Yorkshire Power Finance
    6.50%                               02/25/08             585        556,819
  Zurich Capital Trust I
    8.38%                               06/01/37             510        512,341
                                                                   ------------
                                                                     16,001,824
                                                                   ------------
FOOD & AGRICULTURE -- 0.3%
  Kellogg Co.
    7.45%                               04/01/31             300        300,642
  Pharmacia Corp.
    5.75%                               12/01/05           1,435      1,450,541
  Safeway, Inc.
    6.15%                               03/01/06             350        351,219
                                                                   ------------
                                                                      2,102,402
                                                                   ------------
INDUSTRIAL -- 1.1%
  Ahmanson Capital Trust Investments
    8.36%                               12/01/26           3,440      3,258,230
  Jones Apparel Group, Inc.
    6.25%                               10/01/01           2,055      2,045,222
  Williams Holdings of Delaware
    6.13%                               12/01/03           1,320      1,328,593
  Yosemite Securities Trust I
    8.25%                               11/15/04             940        982,873
                                                                   ------------
                                                                      7,614,918
                                                                   ------------
INSURANCE -- 0.9%
  Ace Capital Trust II
    9.70%                               04/01/30             890      1,011,400
  AON Capital Trust A
    8.21%                               01/01/27             405        385,244
  Equitable Cos., Inc.
    9.00%                               12/15/04           1,100      1,213,931
  Everest Reinsurance Holdings
    8.50%                               03/15/05           1,270      1,365,745
  Farmers Insurance
    7.20%                               07/15/48             800        682,368
  Jackson National Life Insurance Co.
    8.15%                               03/15/27             985      1,005,990
  Lumbermens Mutual Casualty Co.
    9.15%                               07/01/26             410        358,441


                                                           Par
                                        Maturity          (000)        Value
                                        --------         -------   ------------
CORPORATE BONDS (CONTINUED)
INSURANCE (CONTINUED)
  Prudential Insurance Co.
    8.30%                               07/01/25         $    55   $     58,830
  Safeco Capital Trust I
    8.07%                               07/15/37             235        192,203
                                                                   ------------
                                                                      6,274,152
                                                                   ------------
OIL & GAS -- 0.2%
  Anadarko Petroleum Corp.
    7.20%                               03/15/29             450        450,583
  Tosco Corp.
    8.13%                               02/15/30             380        419,993
  Transocean Sedco Forex, Inc.,
    Series 144A
    7.50%                               04/15/31             345        347,253
                                                                   ------------
                                                                      1,217,829
                                                                   ------------
PAPER AND FOREST PRODUCTS -- 0.2%
  International Paper Co.
    8.13%                               07/08/05             950      1,023,252
                                                                   ------------
TELECOMMUNICATIONS -- 1.1%
  AT&T Canada, Inc.
    7.65%                               09/15/06             400        397,945
  AT&T Corp.
    6.00%                               03/15/09             750        705,736
  British Telecom PLC
    8.13%                               12/15/10             390        402,968
  Deutsche Telekom International
    Finance
    8.25%                               06/15/30             685        657,109
  France Telecom
    7.75%                               03/01/11             600        598,470
    8.50%                               03/01/31             920        914,048
  Koninklijke KPN NV
    8.00%                               10/01/10             850        813,093
    8.38%                               10/01/30             425        381,277
  Nortel Networks Ltd.
    6.13%                               02/15/06             280        269,255
  Sprint Capital Corp.
    5.70%                               11/15/03           1,030      1,015,088
  Worldcom, Inc.
    7.38%                               01/15/06           1,060      1,074,723
                                                                   ------------
                                                                      7,229,712
                                                                   ------------
TRANSPORTATION -- 0.1%
  Federal Express Corp.
    7.11%                               01/02/14             851        781,717
                                                                   ------------
UTILITY -- 0.4%
  Dominion Resources, Inc.
    6.00%                               01/31/03             350        353,009
  Pacific Gas & Electric Co.
    7.38%                               11/01/05             900        684,000
  Pinnacle Partners
    8.83%                               08/15/04           1,425      1,450,383
  Progress Energy, Inc.
    6.75%                               03/01/06             230        236,777
  Southern Cal Edison
    7.20%                               11/03/03             330        250,800
                                                                   ------------
                                                                      2,974,969
                                                                   ------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         BALANCED PORTFOLIO (CONCLUDED)

                                                           Par
AS OF MARCH 31, 2001 (UNAUDITED)        Maturity          (000)        Value
                                        --------         -------   ------------
CORPORATE BONDS (CONTINUED)
YANKEE -- 0.8%
  Empresa Electrica Pehuenche
    7.30%                               05/01/03         $   670   $    669,606
  Norsk Hdyro A S
    7.15%                               01/15/29             450        442,785
  Quebec Province, Series NN
    7.13%                               02/09/24           1,075      1,119,688
  State of Qatar
    9.75%                               06/15/30             610        646,127
  United Mexican States
    8.50%                               02/01/06           1,410      1,442,430
    8.13%                               12/30/19           1,250      1,121,250
  United Mexican States - Rights                           1,250         15,000
                                                                   ------------
                                                                      5,456,886
                                                                   ------------
TOTAL CORPORATE BONDS
   (Cost $56,131,054)                                                56,529,966
                                                                   ------------
TAXABLE MUNICIPAL BONDS -- 0.5%
  Los Angeles County Pension
    Obligation Revenue Bond,
    Series 95, Class D
    6.97%                               06/30/08           1,000      1,050,170
  Los Angeles County Pension
    Obligation Revenue Bond,
    Series B
    8.62%                               06/30/06             600        676,572
  New Jersey Economic Development
    Authority State Pension Funding
    Zero Coupon Revenue Bond,
    Series 97, Class B
    7.56%+                              02/15/16           2,425        914,468
    7.59%+                              02/15/17             850        298,801
    7.62%+                           02/20-02/21           1,525        417,878
    7.63%+                           02/22-02/23           1,235        294,615
                                                                   ------------
TOTAL TAXABLE MUNICIPAL BONDS
   (Cost $3,300,839)                                                  3,652,504
                                                                   ------------
CALL OPTIONS -- 0.0%
  U.S. Treasury Notes, 5.00%,
    Expiring 08/24/01                                        617         61,750
  (Cost $53,066)                                                   ------------


                                                      Par/Shares
                                        Maturity         (000)        Value
                                        --------      ----------  ------------
SHORT TERM INVESTMENTS -- 6.4%
  Federal Home Loan Bank
    Discount Notes
    5.00%                               04/02/01         $36,700   $ 36,689,806
  Galileo Money Market Fund                                7,049      7,048,812
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $43,738,618)                                                43,738,618
                                                                   ------------
TOTAL INVESTMENTS IN
   SECURITIES -- 100.0%
   (Cost $650,262,886*)                                            $687,079,397
                                                                   ============
----------
* Cost for Federal income tax purposes is $653,752,957. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                                 $ 75,953,165
     Gross unrealized depreciation                                  (42,626,725)
                                                                   ------------
                                                                   $ 33,326,440
                                                                   ============
**  Non-income producing security.
*** Rates shown are the rates as of March 31, 2001.
+   Rates shown are the effective yields as of March 31, 2001.
++ Securities pledged as collateral with a value of $256,981 on 107 net long U.S. Treasury Notes futures contracts and 4 net short U.S. Treasury Notes futures contracts expiring June 2001. The value of such contracts on March 31, 2001 was $11,622,016, thereby resulting in an unrealized loss of $34,486.
#   Total or partial securities on loan.

                     -------------------------------------
                            INVESTMENT ABBREVIATIONS

                     IO       Interest Only
                     PO       Principal Only
                     ADR      American Depository Receipt
                     -------------------------------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                               BALANCED PORTFOLIO

MARCH 31, 2001 (UNAUDITED)

ASSETS
   Investments at value (Cost $650,262,886) ............................................................             $687,079,397
   Collateral received for securities loaned ...........................................................               50,759,720
   Dividends receivable ................................................................................                  314,901
   Interest receivable .................................................................................                2,592,916
   Capital shares sold receivable ......................................................................                1,378,867
   Prepaid expenses ....................................................................................                   34,317
   Futures margin receivable ...........................................................................                   29,544
                                                                                                                     ------------
          TOTAL ASSETS .................................................................................              742,189,662
                                                                                                                     ------------
LIABILITIES
   Payable upon return of securities loaned ............................................................               50,759,720
   Investments purchased payable .......................................................................               18,953,275
   Capital shares redeemed payable .....................................................................                  618,787
   Advisory fees payable ...............................................................................                  319,231
   Adminstrative fees payable ..........................................................................                  130,359
   Transfer agent fees payable .........................................................................                   60,756
   Other accrued expenses payable ......................................................................                  446,866
   Call options written (Premiums received $21,875) ....................................................                   19,141
   Interest payable on interest rate swaps .............................................................                   72,992
   Unrealized depreciation on interest rate swaps ......................................................                  311,233
                                                                                                                     ------------
          TOTAL LIABILITIES ............................................................................               71,692,360
                                                                                                                     ------------
NET ASSETS (Applicable to 19,702,394 Institutional shares, 11,250,252
   Service shares, 8,621,512 Investor A shares, 5,740,855 Investor B shares and
   939,382 Investor C shares outstanding) ..............................................................             $670,497,302
                                                                                                                     ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($286,203,309 (DIVIDE) 19,702,394) ..........................................                   $14.53
                                                                                                                           ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($163,280,571 (DIVIDE) 11,250,252) ................................................                   $14.51
                                                                                                                           ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($124,985,013 (DIVIDE) 8,621,512) ..............................................                   $14.50
                                                                                                                           ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($14.50 (DIVIDE) 0.955) .............................................................................                   $15.18
                                                                                                                           ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($82,525,715 (DIVIDE) 5,740,855) ...............................................                   $14.38
                                                                                                                           ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($13,502,694 (DIVIDE) 939,382) .................................................                   $14.37
                                                                                                                           ======

See accompanying notes to financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 BLACKROCK FUNDS

                            STATEMENTS OF OPERATIONS

                                                       Large Cap       Large Cap       Mid-Cap       Mid-Cap
                                                         Value          Growth          Value         Growth         Small Cap
                                                         Equity         Equity          Equity        Equity       Value Equity
FOR THE PERIOD ENDED MARCH 31, 2001 (UNAUDITED)         Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                                      ------------   -------------   -----------   -------------   ------------
Investment income:
   Interest .......................................   $  1,181,575   $   1,973,969   $   441,860   $   4,807,061   $    669,105
   Dividends ......................................     18,745,166       3,184,761     1,970,149         876,755      4,332,774
   Net investment income from master ..............             --              --            --              --             --
   Foreign taxes withheld .........................             --              --            --              --             --
                                                      ------------   -------------   -----------   -------------   ------------
        Total investment income ...................     19,926,741       5,158,730     2,412,009       5,683,816      5,001,879
                                                      ------------   -------------   -----------   -------------   ------------
Expenses:
   Investment advisory fee ........................      5,649,552       3,695,383     1,018,251       2,941,382      1,501,444
   Administration fee .............................      2,210,108       1,459,094       292,747         821,975        623,142
   Custodian fee ..................................        133,088          95,852        28,573          71,320         55,826
   Transfer agent fee .............................        359,344         271,680        42,543         195,911         98,024
   Shareholder servicing fees .....................        368,721         350,165        30,773         284,730         95,318
   Shareholder processing fees ....................        320,171         284,043        24,542         184,846         72,307
   Distribution fees ..............................        146,195         234,334        30,470         509,346         74,658
   Legal and audit ................................         15,516          14,092         2,430           8,766          4,762
   Printing .......................................         12,740              --            --              --             --
   Registration fees and expenses .................          3,486           6,055         1,556          17,967          1,902
   Trustees' fees and officers' salary ............          4,642           9,142           522           6,652          1,196
   Other ..........................................          8,602          20,445         7,548          80,295         26,313
                                                      ------------   -------------   -----------   -------------   ------------
                                                         9,232,165       6,440,285     1,479,955       5,123,190      2,554,892
   Less fees waived ...............................             --              --            --              --             --
   Expenses reimbursed by advisor .................             --              --            --              --             --
                                                      ------------   -------------   -----------   -------------   ------------
        Total operating expenses ..................      9,232,165       6,440,285     1,479,955       5,123,190      2,554,892
                                                      ------------   -------------   -----------   -------------   ------------
   Interest expense ...............................             --              --            --              --             --
                                                      ------------   -------------   -----------   -------------   ------------
        Total expenses ............................      9,232,165       6,440,285     1,479,955       5,123,190      2,554,892
                                                      ------------   -------------   -----------   -------------   ------------
   Net investment income (loss) ...................     10,694,576      (1,281,555)      932,054         560,626      2,446,987
                                                      ------------   -------------   -----------   -------------   ------------
Realized and unrealized gain (loss) on
   investments and foreign currency
   transactions:
   Net realized gain (loss) from:
     Investment transactions
        (net of foreign taxes) ....................     87,786,995    (209,622,136)    1,598,447    (228,666,689)    38,751,209
     Futures and options ..........................             --      (2,738,492)           --     (18,824,548)            --
     Swap contracts ...............................             --              --            --              --             --
     Foreign currency related transactions ........             --              --            --              --             --
                                                      ------------   -------------   -----------   -------------   ------------
                                                        87,786,995    (212,360,628)    1,598,447    (247,491,237)    38,751,209
                                                      ------------   -------------   -----------   -------------   ------------
Change in unrealized appreciation
   (depreciation) from:
     Investments (net of foreign taxes) ...........    (60,398,995)   (555,440,634)   (7,114,485)   (193,252,786)   (27,259,549)
     Futures and options ..........................             --        (135,850)           --      (4,892,605)            --
     Swap contracts ...............................             --              --            --              --             --
     Foreign currency related transactions ........             --              --            --              --             --
                                                      ------------   -------------   -----------   -------------   ------------
                                                       (60,398,995)   (555,576,484)   (7,114,485)   (198,145,391)   (27,259,549)
                                                      ------------   -------------   -----------   -------------   ------------
   Net gain (loss) on investments and
     foreign currency transactions ................     27,388,000    (767,937,112)   (5,516,038)   (445,636,628)    11,491,660
                                                      ------------   -------------   -----------   -------------   ------------
   Net increase (decrease) in assets
     resulting from operations ....................   $ 38,082,576   $(769,218,667)  $(4,583,984)  $(445,076,002)  $ 13,938,647
                                                      ============   =============   ===========   =============   ============

                                                                                           Global
                                                         Small Cap        Micro-Cap       Science &       European    International
                                                       Growth Equity       Equity        Technology        Equity        Equity
FOR THE PERIOD ENDED MARCH 31, 2001 (UNAUDITED)          Portfolio        Portfolio       Portfolio      Portfolio      Portfolio
                                                      ---------------   -------------   ------------    -----------   -------------
Investment income:
   Interest .......................................   $    19,651,348   $   4,602,662   $  1,040,585    $    19,062   $   3,021,193
   Dividends ......................................           708,491         252,003         75,878         36,604       3,616,852
   Net investment income from master ..............                --              --             --             --              --
   Foreign taxes withheld .........................                --              --         (1,001)        (4,184)       (593,446)
                                                      ---------------   -------------   ------------    -----------   -------------
        Total investment income ...................        20,359,839       4,854,665      1,115,462         51,482       6,044,599
                                                      ---------------   -------------   ------------    -----------   -------------
Expenses:
   Investment advisory fee ........................         5,517,652       2,197,984        536,479         49,327       3,490,730
   Administration fee .............................         2,160,585         458,851        137,101         12,606       1,025,627
   Custodian fee ..................................           161,860          54,914        169,701          2,690          79,066
   Transfer agent fee .............................           500,592         203,302         53,816          2,883         168,402
   Shareholder servicing fees .....................           499,190         415,884        125,375          4,300         147,090
   Shareholder processing fees ....................           374,297         250,042         75,242          2,580         124,752
   Distribution fees ..............................           410,064         869,891        244,356          9,035          35,735
   Legal and audit ................................            24,772           6,527          7,278          1,268          17,066
   Printing .......................................                --              --          6,552          7,462          14,560
   Registration fees and expenses .................            26,232          21,964        115,902         31,879           7,747
   Trustees' fees and officers' salary ............            16,725           5,746             --             37           5,472
   Other ..........................................           226,062          48,629         25,483         40,897         128,876
                                                      ---------------   -------------   ------------    -----------   -------------
                                                            9,918,031       4,533,734      1,497,285        164,964       5,245,123
   Less fees waived ...............................                --              --       (301,952)       (61,933)             --
   Expenses reimbursed by advisor .................                --              --             --         (6,457)             --
                                                      ---------------   -------------   ------------    -----------   -------------
        Total operating expenses ..................         9,918,031       4,533,734      1,195,333         96,574       5,245,123
                                                      ---------------   -------------   ------------    -----------   -------------
   Interest expense ...............................                --              --             --             --              --
                                                      ---------------   -------------   ------------    -----------   -------------
        Total expenses ............................         9,918,031       4,533,734      1,195,333         96,574       5,245,123
                                                      ---------------   -------------   ------------    -----------   -------------
   Net investment income (loss) ...................        10,441,808         320,931        (79,871)       (45,092)        799,476
                                                      ---------------   -------------   ------------    -----------   -------------
Realized and unrealized gain (loss) on
   investments and foreign currency
   transactions:
   Net realized gain (loss) from:
     Investment transactions
        (net of foreign taxes) ....................       (93,029,671)    (77,263,290)   (48,225,416)      (425,531)    (73,399,683)
     Futures and options ..........................      (202,078,927)    (29,400,441)   (11,977,355)            --     (15,068,972)
     Swap contracts ...............................                --              --             --             --              --
     Foreign currency related transactions ........                --              --        (78,525)       (41,325)     (3,778,432)
                                                      ---------------   -------------   ------------    -----------   -------------
                                                         (295,108,598)   (106,663,731)   (60,281,296)      (466,856)    (92,247,087)
                                                      ---------------   -------------   ------------    -----------   -------------
Change in unrealized appreciation
   (depreciation) from:
     Investments (net of foreign taxes) ...........      (816,181,821)   (115,053,575)   (21,154,950)      (919,242)    (48,467,837)
     Futures and options ..........................        (3,979,794)       (620,112)      (818,715)            --         247,386
     Swap contracts ...............................                --              --             --             --              --
     Foreign currency related transactions ........                --              --         11,613         (2,889)      3,829,664
                                                      ---------------   -------------   ------------    -----------   -------------
                                                         (820,161,615)   (115,673,687)   (21,962,052)      (922,131)    (44,390,787)
                                                      ---------------   -------------   ------------    -----------   -------------
   Net gain (loss) on investments and
     foreign currency transactions ................    (1,115,270,213)   (222,337,418)   (82,243,348)    (1,388,987)   (136,637,874)
                                                      ---------------   -------------   ------------    -----------   -------------
   Net increase (decrease) in assets
     resulting from operations ....................   $(1,104,828,405)  $(222,016,487)  $(82,323,219)   $(1,434,079)  $(135,838,398)
                                                      ===============   =============   ============    ===========   =============

                                                      International
                                                        Small Cap    Asia Pacific
                                                         Equity         Equity
FOR THE PERIOD ENDED MARCH 31, 2001 (UNAUDITED)         Portfolio     Portfolio
                                                      -------------  ------------
Investment income:
   Interest .......................................   $  2,606,909     $   3,798
   Dividends ......................................        541,670        13,051
   Net investment income from master ..............             --            --
   Foreign taxes withheld .........................        (48,269)       (1,218)
                                                      ------------     ---------
        Total investment income ...................      3,100,310        15,631
                                                      ------------     ---------
Expenses:
   Investment advisory fee ........................      1,054,557        12,211
   Administration fee .............................        242,548         3,120
   Custodian fee ..................................        324,900         3,561
   Transfer agent fee .............................         79,893           493
   Shareholder servicing fees .....................        150,004            87
   Shareholder processing fees ....................         92,632            65
   Distribution fees ..............................        300,051            36
   Legal and audit ................................            883         1,141
   Printing .......................................             --         7,826
   Registration fees and expenses .................         30,201        27,693
   Trustees' fees and officers' salary ............          2,445            21
   Other ..........................................         13,568           684
                                                      ------------     ---------
                                                         2,291,682        56,938
   Less fees waived ...............................       (308,094)      (15,331)
   Expenses reimbursed by advisor .................             --       (21,730)
                                                      ------------     ---------
        Total operating expenses ..................      1,983,588        19,877
                                                      ------------     ---------
   Interest expense ...............................             --            --
                                                      ------------     ---------
        Total expenses ............................      1,983,588        19,877
                                                      ------------     ---------
   Net investment income (loss) ...................      1,116,722        (4,246)
                                                      ------------     ---------
Realized and unrealized gain (loss) on
   investments and foreign currency
   transactions:
   Net realized gain (loss) from:
     Investment transactions
        (net of foreign taxes) ....................    (25,727,161)     (384,240)
     Futures and options ..........................    (13,300,779)           --
     Swap contracts ...............................             --            --
     Foreign currency related transactions ........      1,244,810            82
                                                      ------------     ---------
                                                       (37,783,130)     (384,158)
                                                      ------------     ---------
Change in unrealized appreciation
   (depreciation) from:
     Investments (net of foreign taxes) ...........    (24,661,179)     (167,247)
     Futures and options ..........................             --            --
     Swap contracts ...............................             --            --
     Foreign currency related transactions ........      1,530,414        20,906
                                                      ------------     ---------
                                                       (23,130,765)     (146,341)
                                                      ------------     ---------
   Net gain (loss) on investments and
     foreign currency transactions ................    (60,913,895)     (530,499)
                                                      ------------     ---------
   Net increase (decrease) in assets
     resulting from operations ....................   $(59,797,173)    $(534,745)
                                                      ============     =========

See accompanying notes to financial statements.

62 & 63

                                 BLACKROCK FUNDS

                                                      International
                                                        Emerging             Select               Index
                                                        Markets              Equity               Equity            Balanced
FOR THE PERIOD ENDED MARCH 31, 2001 (UNAUDITED)         Portfolio           Portfolio           Portfolio           Portfolio
                                                      -------------       -------------       -------------       -------------
Investment income:
   Interest ....................................      $    558,157        $   3,927,730       $          --       $  10,219,421
   Dividends ...................................           411,722            7,456,855                  --           2,386,266
   Net investment income from master ...........                --                   --          11,274,251                  --
   Foreign taxes withheld ......................           (47,752)                  --                  --                  --
                                                      ------------        -------------       -------------       -------------
        Total investment income ................           922,127           11,384,585          11,274,251          12,605,687
                                                      ------------        -------------       -------------       -------------
Expenses:
   Investment advisory fee .....................           513,289            4,243,356                  --           2,104,064
   Administration fee ..........................            94,445            1,667,325           1,549,956             853,233
   Custodian fee ...............................            54,600              103,399                  --              75,582
   Transfer agent fee ..........................            18,591              311,352             611,828             200,404
   Shareholder servicing fees ..................            12,879              334,045           1,419,717             444,837
   Shareholder processing fees .................            11,093              263,668             958,728             322,516
   Distribution fees ...........................             4,802              289,536           3,123,760             399,389
   Legal and audit .............................             2,249               18,359              30,804              13,229
   Printing ....................................             1,274                   --               1,820               3,640
   Registration fees and expenses ..............            16,748                4,238              34,150               4,365
   Trustees' fees and officers' salary .........               558               10,522              11,395               3,946
   Other .......................................            23,531              134,575             221,881              69,856
                                                      ------------        -------------       -------------       -------------
                                                           754,059            7,380,375           7,964,039           4,495,061
   Less fees waived ............................           (10,953)                  --             (72,595)                 --
   Expenses reimbursed by advisor ..............                --                   --                  --                  --
                                                      ------------        -------------       -------------       -------------
        Total operating expenses ...............           743,106            7,380,375           7,891,444           4,495,061
                                                      ------------        -------------       -------------       -------------
   Interest expense ............................                --                   --                  --              29,263
                                                      ------------        -------------       -------------       -------------
        Total expenses .........................           743,106            7,380,375           7,891,444           4,524,324
                                                      ------------        -------------       -------------       -------------
   Net investment income (loss) ................           179,021            4,004,210           3,382,807           8,081,363
                                                      ------------        -------------       -------------       -------------
Realized and unrealized gain (loss) on
   investments and foreign currency
   transactions:
   Net realized gain (loss) from:
     Investment transactions
        (net of foreign taxes) .................       (25,549,074)          (1,195,913)            504,874          (3,448,920)
     Futures and options .......................        (2,113,855)         (19,343,314)            112,320          (6,706,849)
     Swap contracts ............................                --                   --                  --             (13,765)
     Foreign currency related transactions .....          (423,817)                  --                  --                  --
                                                      ------------        -------------       -------------       -------------
                                                       (28,086,746)         (20,539,227)            617,194         (10,169,534)
                                                      ------------        -------------       -------------       -------------
Change in unrealized appreciation
  (depreciation) from:
     Investments (net of foreign taxes) ........         8,074,346         (416,748,694)       (404,517,508)       (114,716,731)
     Futures and options .......................           (69,309)             516,930          (2,721,418)            635,647
     Swap contracts ............................                --                   --                  --            (311,232)
     Foreign currency related transactions .....            16,302                   --                  --                  --
                                                      ------------        -------------       -------------       -------------
                                                         8,021,339         (416,231,764)       (407,238,926)       (114,392,316)
                                                      ------------        -------------       -------------       -------------
   Net gain (loss) on investments and
     foreign currency transactions .............       (20,065,407)        (436,770,991)       (406,621,732)       (124,561,850)
                                                      ------------        -------------       -------------       -------------
   Net increase (decrease) in assets
     resulting from operations .................      $(19,886,386)       $(432,766,781)      $(403,238,925)      $(116,480,487)
                                                      ============        =============       =============       =============

See accompanying notes to financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 BLACKROCK FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                             Large Cap                        Large Cap
                                                                      Value Equity Portfolio           Growth Equity Portfolio
                                                                 ------------------------------   -------------------------------
                                                                    For the                          For the
                                                                  Six Months        For the         Six Months         For the
                                                                     Ended         Year Ended         Ended          Year Ended
                                                                    3/31/01         9/30/00          3/31/01           9/30/00
                                                                 --------------  --------------   --------------   --------------
                                                                   (Unaudited)                      (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) .............................   $   10,694,576  $   23,190,037   $   (1,281,555)  $   (6,202,424)
    Net realized gain (loss) on investments, futures, options,
      swap contracts and foreign currency related transactions       87,786,995     165,677,534     (212,360,628)     248,391,412
    Net unrealized gain on investments, futures, options, swap
      contracts and foreign currency related transactions ....      (60,398,995)    (50,111,212)    (555,576,484)      88,549,616
                                                                 --------------  --------------   --------------   --------------
    Net increase (decrease) in net assets
      resulting from operations ..............................       38,082,576     138,756,359     (769,218,667)     330,738,604
                                                                 --------------  --------------   --------------   --------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ......................................       (9,121,354)    (19,977,816)              --               --
    Service Class ............................................       (1,251,747)     (2,834,513)              --               --
    Investor A Class .........................................         (150,162)       (377,708)              --               --
    Investor B Class .........................................               --              --               --               --
    Investor C Class .........................................               --              --               --               --
                                                                 --------------  --------------   --------------   --------------
    Total distributions from net
      investment income ......................................      (10,523,263)    (23,190,037)              --               --
                                                                 --------------  --------------   --------------   --------------
  Net realized gains:
    Institutional Class ......................................     (146,936,137)   (169,157,475)    (147,329,646)    (178,397,407)
    Service Class ............................................      (27,781,659)    (32,963,672)     (35,634,750)     (39,623,225)
    Investor A Class .........................................       (4,459,509)     (5,366,518)     (10,458,213)      (9,805,037)
    Investor B Class .........................................       (2,390,358)     (2,913,890)      (8,255,757)      (6,332,739)
    Investor C Class .........................................         (659,088)       (398,408)      (1,445,987)        (719,281)
                                                                 --------------  --------------   --------------   --------------
    Total distributions from net
      realized gains .........................................     (182,226,751)   (210,799,963)    (203,124,353)    (234,877,689)
                                                                 --------------  --------------   --------------   --------------
    Total distributions to shareholders ......................     (192,750,014)   (233,990,000)    (203,124,353)    (234,877,689)
                                                                 --------------  --------------   --------------   --------------
Capital share transactions ...................................     (102,350,779)    (32,815,202)     278,686,038      155,296,737
                                                                 --------------  --------------   --------------   --------------
    Total increase (decrease) in net assets ..................     (257,018,217)   (128,048,843)    (693,656,982)     251,157,652
Net assets:
    Beginning of period ......................................    2,255,337,844   2,383,386,687    1,717,850,670    1,466,693,018
                                                                 --------------  --------------   --------------   --------------
    End of period ............................................   $1,998,319,627  $2,255,337,844   $1,024,193,688   $1,717,850,670
                                                                 ==============  ==============   ==============   ==============

                                                                         Mid-Cap Value                 Mid-Cap Growth
                                                                       Equity Portfolio               Equity Portfolio
                                                                 ---------------------------   ----------------------------
                                                                    For the                       For the
                                                                  Six Months       For the       Six Months       For the
                                                                     Ended       Year Ended        Ended        Year Ended
                                                                    3/31/01        9/30/00        3/31/01         9/30/00
                                                                 ------------   ------------   -------------   ------------
                                                                  (Unaudited)                   (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) .............................   $    932,054   $  1,601,876   $     560,626   $ (4,418,231)
    Net realized gain (loss) on investments, futures, options,
      swap contracts and foreign currency related transactions      1,598,447      2,268,392    (247,491,237)   275,207,778
    Net unrealized gain on investments, futures, options, swap
      contracts and foreign currency related transactions ....     (7,114,485)    30,709,344    (198,145,391)   117,370,338
                                                                 ------------   ------------   -------------   ------------
    Net increase (decrease) in net assets
      resulting from operations ..............................     (4,583,984)    34,579,612    (445,076,002)   388,159,885
                                                                 ------------   ------------   -------------   ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ......................................       (838,134)    (1,460,198)             --             --
    Service Class ............................................        (83,743)       (68,859)             --             --
    Investor A Class .........................................         (6,356)        (6,127)             --             --
    Investor B Class .........................................             --             --              --             --
    Investor C Class .........................................             --             --              --             --
                                                                 ------------   ------------   -------------   ------------
    Total distributions from net
      investment income ......................................       (928,233)    (1,535,184)             --             --
                                                                 ------------   ------------   -------------   ------------
  Net realized gains:
    Institutional Class ......................................     (3,797,172)    (5,199,066)   (173,276,045)  (122,951,166)
    Service Class ............................................       (320,229)      (935,576)    (15,919,648)   (15,210,662)
    Investor A Class .........................................        (70,110)       (92,857)    (24,659,226)    (4,714,030)
    Investor B Class .........................................        (89,664)      (111,753)    (36,103,954)    (5,088,269)
    Investor C Class .........................................        (28,843)        (9,222)    (18,064,965)      (860,258)
                                                                 ------------   ------------   -------------   ------------
    Total distributions from net
      realized gains .........................................     (4,306,018)    (6,348,474)   (268,023,838)  (148,824,385)
                                                                 ------------   ------------   -------------   ------------
    Total distributions to shareholders ......................     (5,234,251)    (7,883,658)   (268,023,838)  (148,824,385)
                                                                 ------------   ------------   -------------   ------------
Capital share transactions ...................................     39,526,718    (66,679,233)    309,886,743    310,612,569
                                                                 ------------   ------------   -------------   ------------
    Total increase (decrease) in net assets ..................     29,708,483    (39,983,279)   (403,213,097)   549,948,069
Net assets:
    Beginning of period ......................................    244,654,325    284,637,604     985,752,182    435,804,113
                                                                 ------------   ------------   -------------   ------------
    End of period ............................................   $274,362,808   $244,654,325   $ 582,539,085   $985,752,182
                                                                 ============   ============   =============   ============

                                                                          Small Cap                            Small Cap
                                                                    Value Equity Portfolio             Growth Equity Portfolio
                                                                 ----------------------------    ---------------------------------
                                                                    For the                          For the
                                                                  Six Months        For the         Six Months          For the
                                                                    Ended         Year Ended          Ended           Year Ended
                                                                   3/31/01          9/30/00          3/31/01            9/30/00
                                                                 ------------    ------------    ---------------    --------------
                                                                  (Unaudited)                      (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) .............................   $  2,446,987    $  4,083,229    $    10,441,808    $    2,481,723
    Net realized gain (loss) on investments, futures, options,
      swap contracts and foreign currency related transactions     38,751,209      35,925,113       (295,108,598)      700,175,859
    Net unrealized gain on investments, futures, options, swap
      contracts and foreign currency related transactions ....    (27,259,549)     48,886,278       (820,161,615)      362,024,519
                                                                 ------------    ------------    ---------------    --------------
    Net increase (decrease) in net assets
      resulting from operations ..............................     13,938,647      88,894,620     (1,104,828,405)    1,064,682,101
                                                                 ------------    ------------    ---------------    --------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ......................................     (2,471,533)     (3,807,793)        (2,840,209)               --
    Service Class ............................................       (218,196)       (269,094)                --                --
    Investor A Class .........................................        (97,086)        (75,362)                --                --
    Investor B Class .........................................         (9,555)             --                 --                --
    Investor C Class .........................................         (3,821)             --                 --                --
                                                                 ------------    ------------    ---------------    --------------
    Total distributions from net
      investment income ......................................     (2,800,191)     (4,152,249)        (2,840,209)               --
                                                                 ------------    ------------    ---------------    --------------
  Net realized gains:
    Institutional Class ......................................    (22,561,435)             --       (522,618,350)     (232,912,309)
    Service Class ............................................     (2,485,747)             --        (79,543,225)      (28,112,258)
    Investor A Class .........................................     (1,272,924)             --        (44,797,836)      (13,077,405)
    Investor B Class .........................................       (721,672)             --        (25,059,094)       (7,588,685)
    Investor C Class .........................................       (247,495)             --        (12,950,479)       (2,292,429)
                                                                 ------------    ------------    ---------------    --------------
    Total distributions from net
      realized gains .........................................    (27,289,273)             --       (684,968,984)     (283,983,086)
                                                                 ------------    ------------    ---------------    --------------
    Total distributions to shareholders ......................    (30,089,464)     (4,152,249)      (687,809,193)     (283,983,086)
                                                                 ------------    ------------    ---------------    --------------
Capital share transactions ...................................    (32,576,890)   (166,836,987)       581,414,223       317,806,980
                                                                 ------------    ------------    ---------------    --------------
    Total increase (decrease) in net assets ..................    (48,727,707)    (82,094,616)    (1,211,223,375)    1,098,505,995
Net assets:
    Beginning of period ......................................    564,026,521     646,121,137      2,832,657,750     1,734,151,755
                                                                 ------------    ------------    ---------------    --------------
    End of period ............................................   $515,298,814    $564,026,521    $ 1,621,434,375    $2,832,657,750
                                                                 ============    ============    ===============    ==============

See accompanying notes to financial statements.

66 & 67

                                 BLACKROCK FUNDS


                                                                                       Micro-Cap
                                                                                    Equity Portfolio
                                                                           ----------------------------
                                                                              For the
                                                                            Six Months       For the
                                                                               Ended        Year Ended
                                                                              3/31/01         9/30/00
                                                                           -------------   ------------
                                                                            (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) ....................................      $     320,931   $ (4,045,528)
    Net realized gain (loss) on investments, futures, options, swap
      contracts and foreign currency related transactions ...........       (106,663,731)   137,522,176
    Net unrealized gain (loss) on investments, futures, options, swap
      contracts and foreign currency related transactions ...........       (115,673,687)   101,791,499
                                                                           -------------   ------------
    Net increase (decrease) in net assets
      resulting from operations .....................................       (222,016,487)   235,268,147
                                                                           -------------   ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .............................................                 --             --
    Service Class ...................................................                 --             --
    Investor A Class ................................................                 --             --
    Investor B Class ................................................                 --             --
    Investor C Class ................................................                 --             --
                                                                           -------------   ------------
    Total distributions from net
      investment income .............................................                 --             --
                                                                           -------------   ------------
  Net realized gains:
    Institutional Class .............................................        (20,814,361)    (4,114,493)
    Service Class ...................................................           (548,451)      (137,999)
    Investor A Class ................................................        (32,057,393)    (7,241,743)
    Investor B Class ................................................        (47,282,695)    (9,060,052)
    Investor C Class ................................................        (28,518,282)    (4,348,993)
                                                                           -------------   ------------
    Total distributions from net
      realized gains ................................................       (129,221,182)   (24,903,280)
                                                                           -------------   ------------
    Total distributions to shareholders .............................       (129,221,182)   (24,903,280)
                                                                           -------------   ------------
Capital share transactions ..........................................         13,976,833    249,857,258
                                                                           -------------   ------------
    Total increase (decrease) in net assets .........................       (337,260,836)   460,222,125
Net assets:
    Beginning of period .............................................        607,915,915    147,693,790
                                                                           -------------   ------------
    End of period ...................................................      $ 270,655,079   $607,915,915
                                                                           =============   ============

                                                                                      Global Science
                                                                                      & Technology
                                                                                        Portfolio
                                                                           --------------------------------
                                                                             For the
                                                                            Six Months        For the
                                                                               Ended       Period 5/15/00 1
                                                                              3/31/01     Through 9/30/00
                                                                           ------------   -----------------
                                                                            (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) ....................................      $    (79,871)    $   (266,119)
    Net realized gain (loss) on investments, futures, options, swap
      contracts and foreign currency related transactions ...........       (60,281,296)      (5,883,840)
    Net unrealized gain (loss) on investments, futures, options, swap
      contracts and foreign currency related transactions ...........       (21,962,052)      20,033,820
                                                                           ------------     ------------
    Net increase (decrease) in net assets
      resulting from operations .....................................       (82,323,219)      13,883,861
                                                                           ------------     ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .............................................                --               --
    Service Class ...................................................                --               --
    Investor A Class ................................................                --               --
    Investor B Class ................................................                --               --
    Investor C Class ................................................                --               --
                                                                           ------------     ------------
    Total distributions from net
      investment income .............................................                --               --
                                                                           ------------     ------------
  Net realized gains:
    Institutional Class .............................................                --               --
    Service Class ...................................................                --               --
    Investor A Class ................................................                --               --
    Investor B Class ................................................                --               --
    Investor C Class ................................................                --               --
                                                                           ------------     ------------
    Total distributions from net
      realized gains ................................................                --               --
                                                                           ------------     ------------
    Total distributions to shareholders .............................                --               --
                                                                           ------------     ------------
Capital share transactions ..........................................        25,012,312      122,140,892
                                                                           ------------     ------------
    Total increase (decrease) in net assets .........................       (57,311,087)     136,024,753
Net assets:
    Beginning of period .............................................       136,024,753               --
                                                                           ------------     ------------
    End of period ...................................................      $ 78,713,666     $136,024,753
                                                                           ============     ============


                                                                                       European
                                                                                   Equity Portfolio
                                                                           -------------------------------
                                                                             For the
                                                                            Six Months       For the
                                                                               Ended      Period 6/23/00 1
                                                                             3/31/01     Through 9/30/00
                                                                           -----------   -----------------
                                                                           (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) ....................................      $   (45,092)     $      689
    Net realized gain (loss) on investments, futures, options, swap
      contracts and foreign currency related transactions ...........         (466,856)        (75,018)
    Net unrealized gain (loss) on investments, futures, options, swap
      contracts and foreign currency related transactions ...........         (922,131)       (195,276)
                                                                           -----------      ----------
    Net increase (decrease) in net assets
      resulting from operations .....................................       (1,434,079)       (269,605)
                                                                           -----------      ----------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .............................................          (21,979)             --
    Service Class ...................................................               --              --
    Investor A Class ................................................               --              --
    Investor B Class ................................................               --              --
    Investor C Class ................................................               --              --
                                                                           -----------      ----------
    Total distributions from net
      investment income .............................................          (21,979)             --
                                                                           -----------      ----------
  Net realized gains:
    Institutional Class .............................................               --              --
    Service Class ...................................................               --              --
    Investor A Class ................................................               --              --
    Investor B Class ................................................               --              --
    Investor C Class ................................................               --              --
                                                                           -----------      ----------
    Total distributions from net
      realized gains ................................................               --              --
                                                                           -----------      ----------
    Total distributions to shareholders .............................          (21,979)             --
                                                                           -----------      ----------
Capital share transactions ..........................................        7,427,168       6,071,728
                                                                           -----------      ----------
    Total increase (decrease) in net assets .........................        5,971,110       5,802,123
Net assets:
    Beginning of period .............................................        5,802,123              --
                                                                           -----------      ----------
    End of period ...................................................      $11,773,233      $5,802,123
                                                                           ===========      ==========


                                                                                     International
                                                                                   Equity Portfolio
                                                                           ---------------------------------
                                                                               For the
                                                                              Six Months         For the
                                                                                Ended           Year Ended
                                                                               3/31/01            9/30/00
                                                                           --------------     --------------
                                                                             (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) ....................................      $      799,476     $    4,119,487
    Net realized gain (loss) on investments, futures, options, swap
      contracts and foreign currency related transactions ...........         (92,247,087)       147,787,088
    Net unrealized gain (loss) on investments, futures, options, swap
      contracts and foreign currency related transactions ...........         (44,390,787)      (145,545,056)
                                                                           --------------     --------------
    Net increase (decrease) in net assets
      resulting from operations .....................................        (135,838,398)         6,361,519
                                                                           --------------     --------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .............................................                  --         (4,053,127)
    Service Class ...................................................                  --            (66,360)
    Investor A Class ................................................                  --                 --
    Investor B Class ................................................                  --                 --
    Investor C Class ................................................                  --                 --
                                                                           --------------     --------------
    Total distributions from net
      investment income .............................................                  --         (4,119,487)
                                                                           --------------     --------------
  Net realized gains:
    Institutional Class .............................................        (140,257,963)      (149,014,912)
    Service Class ...................................................         (20,488,401)       (16,138,787)
    Investor A Class ................................................          (4,555,158)        (3,606,135)
    Investor B Class ................................................          (1,307,213)        (1,050,119)
    Investor C Class ................................................            (287,404)          (111,943)
                                                                           --------------     --------------
    Total distributions from net
      realized gains ................................................        (166,896,139)      (169,921,896)
                                                                           --------------     --------------
    Total distributions to shareholders .............................        (166,896,139)      (174,041,383)
                                                                           --------------     --------------
Capital share transactions ..........................................        (294,411,643)       174,112,669
                                                                           --------------     --------------
    Total increase (decrease) in net assets .........................        (597,146,180)         6,432,805
Net assets:
    Beginning of period .............................................       1,283,467,728      1,277,034,923
                                                                           --------------     --------------
    End of period ...................................................      $  686,321,548     $1,283,467,728
                                                                           ==============     ==============

                                                                                     International
                                                                                       Small Cap
                                                                                   Equity Portfolio
                                                                           ------------------------------
                                                                              For the
                                                                            Six Months          For the
                                                                               Ended          Year Ended
                                                                              3/31/01           9/30/00
                                                                           ------------      ------------
                                                                            (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) ....................................      $  1,116,722      $    435,772
    Net realized gain (loss) on investments, futures, options, swap
      contracts and foreign currency related transactions ...........       (37,783,130)      (25,236,710)
    Net unrealized gain (loss) on investments, futures, options, swap
      contracts and foreign currency related transactions ...........       (23,130,765)       15,814,866
                                                                           ------------      ------------
    Net increase (decrease) in net assets
      resulting from operations .....................................       (59,797,173)       (8,986,072)
                                                                           ------------      ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .............................................                --                --
    Service Class ...................................................                --                --
    Investor A Class ................................................                --                --
    Investor B Class ................................................                --                --
    Investor C Class ................................................                --                --
                                                                           ------------      ------------
    Total distributions from net
      investment income .............................................                --                --
                                                                           ------------      ------------
  Net realized gains:
    Institutional Class .............................................          (150,812)       (2,631,826)
    Service Class ...................................................            (1,101)           (1,058)
    Investor A Class ................................................           (82,523)         (142,203)
    Investor B Class ................................................          (112,586)         (273,679)
    Investor C Class ................................................           (87,075)          (65,043)
                                                                           ------------      ------------
    Total distributions from net
      realized gains ................................................          (434,097)       (3,113,809)
                                                                           ------------      ------------
    Total distributions to shareholders .............................          (434,097)       (3,113,809)
                                                                           ------------      ------------
Capital share transactions ..........................................        26,249,482       209,555,255
                                                                           ------------      ------------
    Total increase (decrease) in net assets .........................       (33,981,788)      197,455,374
Net assets:
    Beginning of period .............................................       225,589,789        28,134,415
                                                                           ------------      ------------
    End of period ...................................................      $191,608,001      $225,589,789
                                                                           ============      ============

----------
1 Commencement of operations.

See accompanying notes to financial statements.

68 & 69

                                 BLACKROCK FUNDS


                                                                                     Asia Pacific
                                                                                   Equity Portfolio
                                                                         ----------------------------------
                                                                           For the
                                                                         Six Months            For the
                                                                            Ended          Period 6/23/00 1
                                                                           3/31/01        Through 9/30/00
                                                                         ----------       -----------------
                                                                         (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income ...........................................    $   (4,246)         $    4,865
    Net realized gain (loss) on investments, futures, options, swap
      contracts and foreign currency related transactions ...........      (384,158)             33,940
    Net unrealized gain (loss) on investments, futures, options, swap
      contracts and foreign currency related transactions ...........      (146,341)           (272,700)
                                                                         ----------          ----------
    Net increase (decrease) in net assets
      resulting from operations .....................................      (534,745)           (233,895)
                                                                         ----------          ----------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .............................................            --                  --
    Service Class ...................................................            --                  --
    Investor A Class ................................................            --                  --
    Investor B Class ................................................            --                  --
    Investor C Class ................................................            --                  --
                                                                         ----------          ----------
    Total distributions from net
      investment income .............................................            --                  --
                                                                         ----------          ----------

  Net realized gains:
    Institutional Class .............................................       (67,210)                 --
    Service Class ...................................................            (2)                 --
    Investor A Class ................................................          (812)                 --
    Investor B Class ................................................          (117)                 --
    Investor C Class ................................................           (54)                 --
                                                                         ----------          ----------
    Total distributions from net
      realized gains ................................................       (68,195)                 --
                                                                         ----------          ----------
    Total distributions to shareholders .............................       (68,195)                 --
                                                                         ----------          ----------
Capital share transactions ..........................................       163,101           3,090,373
                                                                         ----------          ----------
    Total increase (decrease) in net assets .........................      (439,839)          2,856,478
Net assets:
    Beginning of period .............................................     2,856,478                  --
                                                                         ----------          ----------
    End of period ...................................................    $2,416,639          $2,856,478
                                                                         ==========          ==========

                                                                                International
                                                                               Emerging Markets
                                                                                   Portfolio
                                                                         --------------------------------
                                                                           For the
                                                                          Six Months           For the
                                                                            Ended             Year Ended
                                                                           3/31/01             9/30/00
                                                                         ------------        ------------
                                                                         (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income ...........................................    $    179,021        $  1,577,196
    Net realized gain (loss) on investments, futures, options, swap
      contracts and foreign currency related transactions ...........     (28,086,746)           (339,875)
    Net unrealized gain (loss) on investments, futures, options, swap
      contracts and foreign currency related transactions ...........       8,021,339          (5,412,462)
                                                                         ------------        ------------
    Net increase (decrease) in net assets
      resulting from operations .....................................     (19,886,386)         (4,175,141)
                                                                         ------------        ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .............................................      (1,006,938)           (688,449)
    Service Class ...................................................              --             (98,410)
    Investor A Class ................................................              --             (11,248)
    Investor B Class ................................................              --                  --
    Investor C Class ................................................              --                  --
                                                                         ------------        ------------
    Total distributions from net
      investment income .............................................      (1,006,938)           (798,107)
                                                                         ------------        ------------

  Net realized gains:
    Institutional Class .............................................              --                  --
    Service Class ...................................................              --                  --
    Investor A Class ................................................              --                  --
    Investor B Class ................................................              --                  --
    Investor C Class ................................................              --                  --
                                                                         ------------        ------------
    Total distributions from net
      realized gains ................................................              --                  --
                                                                         ------------        ------------
    Total distributions to shareholders .............................      (1,006,938)           (798,107)
                                                                         ------------        ------------
Capital share transactions ..........................................     (66,576,682)         50,426,425
                                                                         ------------        ------------
    Total increase (decrease) in net assets .........................     (87,470,006)         45,453,177
Net assets:
    Beginning of period .............................................     129,588,169          84,134,992
                                                                         ------------        ------------
    End of period ...................................................    $ 42,118,163        $129,588,169
                                                                         ============        ============

                                                                                       Select
                                                                                  Equity Portfolio
                                                                         ----------------------------------
                                                                             For the
                                                                            Six Months           For the
                                                                               Ended           Year Ended
                                                                             3/31/01            9/30/00
                                                                         --------------      --------------
                                                                           (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income ...........................................    $    4,004,210      $    4,386,346
    Net realized gain (loss) on investments, futures, options, swap
      contracts and foreign currency related transactions ...........       (20,539,227)        289,547,566
    Net unrealized gain (loss) on investments, futures, options, swap
      contracts and foreign currency related transactions ...........      (416,231,764)       (144,514,644)
                                                                         --------------      --------------
    Net increase (decrease) in net assets
      resulting from operations .....................................      (432,766,781)        149,419,268
                                                                         --------------      --------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .............................................        (3,771,932)         (3,716,895)
    Service Class ...................................................          (335,242)           (176,855)
    Investor A Class ................................................           (37,412)            (27,557)
    Investor B Class ................................................                --              (1,718)
    Investor C Class ................................................                --                  --
                                                                         --------------      --------------
    Total distributions from net
      investment income .............................................        (4,144,586)         (3,923,025)
                                                                         --------------      --------------

  Net realized gains:
    Institutional Class .............................................      (214,610,235)       (113,408,461)
    Service Class ...................................................       (35,209,588)        (17,493,906)
    Investor A Class ................................................       (10,851,320)         (5,194,117)
    Investor B Class ................................................       (12,163,040)         (5,362,895)
    Investor C Class ................................................        (1,426,152)           (583,076)
                                                                         --------------      --------------
    Total distributions from net
      realized gains ................................................      (274,260,335)       (142,042,455)
                                                                         --------------      --------------
    Total distributions to shareholders .............................      (278,404,921)       (145,965,480)
                                                                         --------------      --------------
Capital share transactions ..........................................       123,946,685          58,519,520
                                                                         --------------      --------------
    Total increase (decrease) in net assets .........................      (587,225,017)         61,973,308
Net assets:
    Beginning of period .............................................     1,868,358,525       1,806,385,217
                                                                         --------------      --------------
    End of period ...................................................    $1,281,133,508      $1,868,358,525
                                                                         ==============      ==============

                                                                                      Index
                                                                                 Equity Portfolio
                                                                         ----------------------------------
                                                                            For the
                                                                           Six Months            For the
                                                                             Ended             Year Ended
                                                                            3/31/01              9/30/00
                                                                         --------------      --------------
                                                                           (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income ...........................................    $    3,382,807      $    5,492,912
    Net realized gain (loss) on investments, futures, options, swap
      contracts and foreign currency related transactions ...........           617,194         (16,798,716)
    Net unrealized gain (loss) on investments, futures, options, swap
      contracts and foreign currency related transactions ...........      (407,238,926)        214,366,621
                                                                         --------------      --------------
    Net increase (decrease) in net assets
      resulting from operations .....................................      (403,238,925)        203,060,817
                                                                         --------------      --------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .............................................        (2,537,598)         (3,875,739)
    Service Class ...................................................          (805,050)         (1,423,997)
    Investor A Class ................................................          (123,200)           (193,176)
    Investor B Class ................................................                --                  --
    Investor C Class ................................................                --                  --
                                                                         --------------      --------------
    Total distributions from net
      investment income .............................................        (3,465,848)         (5,492,912)
                                                                         --------------      --------------

  Net realized gains:
    Institutional Class .............................................                --          (3,286,149)
    Service Class ...................................................                --          (2,274,567)
    Investor A Class ................................................                --            (520,889)
    Investor B Class ................................................                --          (1,658,679)
    Investor C Class ................................................                --          (2,233,965)
                                                                         --------------      --------------
    Total distributions from net
      realized gains ................................................                --          (9,974,249)
                                                                         --------------      --------------
    Total distributions to shareholders .............................        (3,465,848)        (15,467,161)
                                                                         --------------      --------------
Capital share transactions ..........................................       124,896,329         201,939,890
                                                                         --------------      --------------
    Total increase (decrease) in net assets .........................      (281,808,444)        389,533,546
Net assets:
    Beginning of period .............................................     2,030,053,271       1,640,519,725
                                                                         --------------      --------------
    End of period ...................................................    $1,748,244,827      $2,030,053,271
                                                                         ==============      ==============

                                                                                Balanced Portfolio
                                                                         --------------------------------
                                                                            For the
                                                                           Six Months           For the
                                                                             Ended            Year Ended
                                                                            3/31/01             9/30/00
                                                                         -------------       ------------
                                                                          (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income ...........................................    $   8,081,363       $ 18,026,080
    Net realized gain (loss) on investments, futures, options, swap
      contracts and foreign currency related transactions ...........      (10,169,534)       129,574,483
    Net unrealized gain (loss) on investments, futures, options, swap
      contracts and foreign currency related transactions ...........     (114,392,316)       (78,636,453)
                                                                         -------------       ------------
    Net increase (decrease) in net assets
      resulting from operations .....................................     (116,480,487)        68,964,110
                                                                         -------------       ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .............................................       (4,755,753)        (9,422,153)
    Service Class ...................................................       (2,398,683)        (4,307,481)
    Investor A Class ................................................       (1,686,016)        (2,800,066)
    Investor B Class ................................................         (773,842)        (1,151,782)
    Investor C Class ................................................         (108,151)          (128,889)
                                                                         -------------       ------------
    Total distributions from net
      investment income .............................................       (9,722,445)       (17,810,371)
                                                                         -------------       ------------

  Net realized gains:
    Institutional Class .............................................      (51,556,691)       (14,397,284)
    Service Class ...................................................      (28,690,548)        (7,785,003)
    Investor A Class ................................................      (21,646,302)        (5,083,725)
    Investor B Class ................................................      (14,395,904)        (3,457,051)
    Investor C Class ................................................       (1,642,976)          (373,335)
                                                                         -------------       ------------
    Total distributions from net
      realized gains ................................................     (117,932,421)       (31,096,398)
                                                                         -------------       ------------
    Total distributions to shareholders .............................     (127,654,866)       (48,906,769)
                                                                         -------------       ------------
Capital share transactions ..........................................       67,117,080        (44,798,035)
                                                                         -------------       ------------
    Total increase (decrease) in net assets .........................     (177,018,273)       (24,740,694)
Net assets:
    Beginning of period .............................................      847,515,575        872,256,269
                                                                         -------------       ------------
    End of period ...................................................    $ 670,497,302       $847,515,575
                                                                         =============       ============

----------
1 Commencement of operations.

See accompanying notes to financial statements.

70 & 71

                                 BLACKROCK FUNDS

                              FINANCIAL HIGHLIGHTS
                 For a Share Outstanding Throughout each Period


                                NET                       NET GAIN                                        NET
                               ASSET                      (LOSS) ON     DISTRIBUTIONS   DISTRIBUTIONS    ASSET
                               VALUE         NET         INVESTMENTS      FROM NET        FROM NET       VALUE
                             BEGINNING   INVESTMENT    (BOTH REALIZED    INVESTMENT       REALIZED      END OF      TOTAL
                             OF PERIOD  INCOME (LOSS)  AND UNREALIZED)     INCOME           GAINS       PERIOD     RETURN
=============================================================================================================================
----------------------
LARGE CAP VALUE EQUITY
----------------------

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 10    $15.13       $ 0.08         $  0.13          $(0.08)        $ (1.25)      $14.01      1.59%
9/30/00                        15.75         0.16            0.79           (0.16)          (1.41)       15.13      6.24
9/30/99                        14.69         0.22            2.01           (0.22)          (0.95)       15.75     15.38
9/30/98                        17.53         0.22           (0.58)          (0.23)          (2.25)       14.69     (2.27)
9/30/97                        15.35         0.31            4.69           (0.30)          (2.52)       17.53     37.66
9/30/96                        13.92         0.35            2.41           (0.36)          (0.97)       15.35     21.01

SERVICE CLASS
10/1/00 through 3/31/01 10    $15.13       $ 0.05         $  0.14          $(0.05)        $ (1.25)      $14.02      1.44%
9/30/00                        15.75         0.11            0.79           (0.11)          (1.41)       15.13      5.91
9/30/99                        14.69         0.16            2.02           (0.17)          (0.95)       15.75     15.03
9/30/98                        17.52         0.21           (0.61)          (0.18)          (2.25)       14.69     (2.50)
9/30/97                        15.35         0.24            4.70           (0.25)          (2.52)       17.52     37.22
9/30/96                        13.92         0.32            2.40           (0.32)          (0.97)       15.35     20.68

INVESTOR A CLASS
10/1/00 through 3/31/01 10    $15.11       $ 0.05         $  0.13          $(0.04)        $ (1.25)      $14.00      1.33% 3
9/30/00                        15.74         0.10            0.77           (0.09)          (1.41)       15.11      5.71 3
9/30/99                        14.68         0.16            2.01           (0.16)          (0.95)       15.74     14.85 3
9/30/98                        17.52         0.17           (0.60)          (0.16)          (2.25)       14.68     (2.63) 3
9/30/97                        15.35         0.23            4.69           (0.23)          (2.52)       17.52     37.01 3
9/30/96                        13.92         0.28            2.41           (0.29)          (0.97)       15.35     20.52 3

INVESTOR B CLASS
10/1/00 through 3/31/01 10    $14.97       $(0.01)        $  0.13          $   --         $ (1.25)      $13.84      0.93% 4
9/30/00                        15.61        (0.01)           0.77              --           (1.40)       14.97      4.93 4
9/30/99                        14.59         0.02            1.99           (0.04)          (0.95)       15.61     13.93 4
9/30/98                        17.44         0.05           (0.61)          (0.04)          (2.25)       14.59     (3.45) 4
9/30/97                        15.32         0.14            4.64           (0.14)          (2.52)       17.44     36.40 4
1/18/96 1 through 9/30/96      13.56         0.13            1.80           (0.17)             --        15.32     14.26 4

INVESTOR C CLASS
10/1/00 through 3/31/01 10    $14.97       $(0.01)        $  0.14          $   --         $ (1.25)      $13.85      0.99% 4
9/30/00                        15.61         0.01            0.75              --           (1.40)       14.97      4.93 4
9/30/99                        14.59         0.03            1.98           (0.04)          (0.95)       15.61     13.93 4
9/30/98                        17.44         0.06           (0.62)          (0.04)          (2.25)       14.59     (3.45) 4
9/30/97                        15.32         0.15            4.63           (0.14)          (2.52)       17.44     35.99 4
8/16/96 1 through 9/30/96      14.91         0.02            0.45           (0.06)             --        15.32      3.16 4

-----------------------
LARGE CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 10    $23.72       $   --         $ (9.45)         $   --         $ (2.78)      $11.49    (43.91)%
9/30/00                        22.57        (0.06)           4.83              --           (3.62)       23.72     22.90
9/30/99                        18.14           --            6.06              --           (1.63)       22.57     35.46
9/30/98                        18.92         0.03            1.85           (0.02)          (2.64)       18.14     11.76
9/30/97                        14.96         0.09            4.72           (0.11)          (0.74)       18.92     33.69
9/30/96                        13.03         0.08            2.29           (0.06)          (0.38)       14.96     18.67

SERVICE CLASS
10/1/00 through 3/31/01 10    $23.52       $(0.02)        $ (9.36)         $   --         $ (2.78)      $11.36    (44.02)%
9/30/00                        22.47        (0.13)           4.80              --           (3.62)       23.52     22.50
9/30/99                        18.11        (0.07)           6.06              --           (1.63)       22.47     35.10
9/30/98                        18.93        (0.03)           1.85              --           (2.64)       18.11     11.33
9/30/97                        14.95         0.04            4.72           (0.04)          (0.74)       18.93     33.38
9/30/96                        13.02         0.05            2.28           (0.02)          (0.38)       14.95     18.34

INVESTOR A CLASS
10/1/00 through 3/31/01 10    $23.36       $(0.04)        $ (9.28)         $   --         $ (2.78)      $11.26    (44.05)% 3
9/30/00                        22.37        (0.16)           4.77              --           (3.62)       23.36     22.31 3
9/30/99                        18.06        (0.09)           6.03              --           (1.63)       22.37     34.91 3
9/30/98                        18.91        (0.05)           1.84              --           (2.64)       18.06     11.16 3
9/30/97                        14.94         0.01            4.72           (0.02)          (0.74)       18.91     33.18 3
9/30/96                        13.01         0.02            2.29              --           (0.38)       14.94     18.18 3

                                                                                                    RATIO OF NET
                                   NET                     RATIO OF EXPENSES                     INVESTMENT INCOME
                                 ASSETS        RATIO OF       TO AVERAGE        RATIO OF NET        TO AVERAGE
                                 END OF       EXPENSES TO     NET ASSETS      INVESTMENT INCOME     NET ASSETS       PORTFOLIO
                                 PERIOD      AVERAGE NET      (EXCLUDING       TO AVERAGE NET       (EXCLUDING       TURNOVER
                                  (000)         ASSETS         WAIVERS)            ASSETS            WAIVERS)          RATE
=================================================================================================================================
----------------------
LARGE CAP VALUE EQUITY
----------------------

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 10     $1,595,930        0.77% 2         0.77% 2           1.07% 2             1.07% 2          69%
9/30/00                         1,821,839        0.78            0.78              1.11                1.11            121
9/30/99                         1,909,445        0.78            0.78              1.37                1.37             42
9/30/98                         1,841,171        0.83            0.84              1.45                1.44             33
9/30/97                           743,405        0.78            0.85              1.94                1.87             37
9/30/96                           731,024        0.75            0.84              2.40                2.32             60

SERVICE CLASS
10/1/00 through 3/31/01 10     $  306,985        1.07% 2         1.07% 2           0.77% 2             0.77% 2          69%
9/30/00                           337,993        1.08            1.08              0.82                0.82            121
9/30/99                           374,907        1.08            1.08              1.07                1.07             42
9/30/98                           387,323        1.13            1.14              1.14                1.13             33
9/30/97                           595,189        1.09            1.16              1.62                1.55             37
9/30/96                           457,283        1.05            1.14              2.13                2.04             60

INVESTOR A CLASS
10/1/00 through 3/31/01 10     $   54,295        1.24% 2         1.24% 2           0.60% 2             0.60% 2          69%
9/30/00                            56,689        1.23            1.23              0.66                0.66            121
9/30/99                            61,657        1.19            1.19              0.96                0.96             42
9/30/98                            51,151        1.27            1.28              0.99                0.98             33
9/30/97                            47,131        1.26            1.33              1.44                1.37             37
9/30/96                            26,190        1.22            1.31              1.93                1.84             60

INVESTOR B CLASS
10/1/00 through 3/31/01 10     $   31,285        1.98% 2         1.98% 2          (0.15)% 2           (0.15)% 2         69%
9/30/00                            31,208        2.00            2.00             (0.11)              (0.11)           121
9/30/99                            33,206        2.00            2.00              0.15                0.15             42
9/30/98                            29,450        2.06            2.07              0.20                0.19             33
9/30/97                            19,773        2.00            2.07              0.64                0.57             37
1/18/96 1 through 9/30/96           3,152        1.92 2          2.00 2            1.34 2              1.25 2           60

INVESTOR C CLASS
10/1/00 through 3/31/01 10     $    9,825        1.97% 2         1.97% 2          (0.16)% 2           (0.16)% 2         69%
9/30/00                             7,608        2.00            2.00             (0.13)              (0.13)           121
9/30/99                             4,172        2.00            2.00              0.15                0.15             42
9/30/98                             3,146        2.04            2.05              0.22                0.21             33
9/30/97                             1,428        2.01            2.08              0.61                0.54             37
8/16/96 1 through 9/30/96             205        1.80 2          1.88 2            1.29 2              1.20 2           60

-----------------------
LARGE CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 10     $  738,231        0.80% 2         0.80% 2          (0.05)% 2           (0.05)% 2         90%
9/30/00                         1,263,796        0.80            0.80             (0.24)              (0.24)           121
9/30/99                         1,115,368        0.81            0.81             (0.01)              (0.01)            60
9/30/98                           922,896        0.86            0.86              0.18                0.18             54
9/30/97                           482,851        0.79            0.86              0.54                0.47             81
9/30/96                           481,171        0.75            0.86              0.63                0.51             58

SERVICE CLASS
10/1/00 through 3/31/01 10     $  195,018        1.10% 2         1.10% 2          (0.35)% 2           (0.35)% 2         90%
9/30/00                           288,904        1.10            1.10             (0.54)              (0.54)           121
9/30/99                           248,901        1.11            1.11             (0.31)              (0.31)            60
9/30/98                           187,738        1.16            1.16             (0.13)              (0.13)            54
9/30/97                           262,409        1.10            1.17              0.24                0.17             81
9/30/96                           191,023        1.05            1.17              0.31                0.20             58

INVESTOR A CLASS
10/1/00 through 3/31/01 10     $   47,885        1.27% 2         1.27% 2          (0.52)% 2           (0.53)% 2         90%
9/30/00                            87,375        1.25            1.25             (0.70)              (0.70)           121
9/30/99                            61,211        1.22            1.22             (0.42)              (0.42)            60
9/30/98                            33,340        1.33            1.33             (0.30)              (0.30)            54
9/30/97                            25,575        1.27            1.34              0.07                0.02             81
9/30/96                            16,579        1.22            1.34              0.15                0.04             58

See accompanying notes to financial statements.

72 & 73

                                 BLACKROCK FUNDS

                 For a Share Outstanding Throughout each Period


                                NET                         NET GAIN                                                        NET
                               ASSET                       (LOSS) ON     DISTRIBUTIONS                   DISTRIBUTIONS     ASSET
                               VALUE         NET          INVESTMENTS      FROM NET      DISTRIBUTIONS      FROM NET       VALUE
                             BEGINNING   INVESTMENT     (BOTH REALIZED    INVESTMENT          FROM          REALIZED      END OF
                             OF PERIOD  INCOME (LOSS)   AND UNREALIZED)     INCOME          CAPITAL          GAINS        PERIOD
===================================================================================================================================
INVESTOR B CLASS
10/1/00 through 3/31/01 10    $22.34       $(0.10)         $ (8.81)         $   --           $   --         $ (2.78)       $10.65
9/30/00                        21.68        (0.28)            4.56              --               --           (3.62)        22.34
9/30/99                        17.68        (0.20)            5.83              --               --           (1.63)        21.68
9/30/98                        18.69        (0.15)            1.78              --               --           (2.64)        17.68
9/30/97                        14.86        (0.07)            4.64              --               --           (0.74)        18.69
1/24/96 1 through 9/30/96      13.08        (0.02)            1.80              --               --              --         14.86

INVESTOR C CLASS
10/1/00 through 3/31/01 10    $22.31       $(0.09)         $ (8.81)         $   --           $   --         $ (2.78)       $10.63
9/30/00                        21.68        (0.25)            4.50              --               --           (3.62)        22.31
9/30/99                        17.68        (0.18)            5.81              --               --           (1.63)        21.68
9/30/98                        18.69        (0.15)            1.78              --               --           (2.64)        17.68
1/24/97 1 through 9/30/97      15.23        (0.03)            3.49              --               --              --         18.69

--------------------
MID-CAP VALUE EQUITY
--------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 10    $12.66       $ 0.04          $ (0.25)         $(0.04)          $   --         $ (0.22)       $12.19
9/30/00                        11.35         0.08             1.56           (0.08)              --           (0.25)        12.66
9/30/99                        10.63         0.11             0.72           (0.11)              --              --         11.35
9/30/98                        12.80         0.10            (1.81)          (0.10)              --           (0.36)        10.63
12/27/96 1 through 9/30/97     10.00         0.10             2.80           (0.10)              --              --         12.80

SERVICE CLASS
10/1/00 through 3/31/01 10    $12.66       $ 0.02          $ (0.25)         $(0.03)          $   --         $ (0.22)       $12.18
9/30/00                        11.34         0.06             1.54           (0.03)              --           (0.25)        12.66
9/30/99                        10.62         0.07             0.73           (0.08)              --              --         11.34
9/30/98                        12.79         0.08            (1.82)          (0.07)              --           (0.36)        10.62
12/27/96 1 through 9/30/97     10.00         0.07             2.80           (0.08)              --              --         12.79

INVESTOR A CLASS
10/1/00 through 3/31/01 10    $12.64       $ 0.02          $ (0.25)         $(0.02)          $   --         $ (0.22)       $12.17
9/30/00                        11.33         0.02             1.56           (0.02)              --           (0.25)        12.64
9/30/99                        10.61         0.05             0.72           (0.05)              --              --         11.33
9/30/98                        12.77         0.05            (1.81)          (0.04)              --           (0.36)        10.61
12/27/96 1 through 9/30/97     10.00         0.07             2.78           (0.08)              --              --         12.77

INVESTOR B CLASS
10/1/00 through 3/31/01 10    $12.49       $(0.02)         $ (0.25)         $   --           $   --         $ (0.22)       $12.00
9/30/00                        11.26        (0.07)            1.55              --               --           (0.25)        12.49
9/30/99                        10.58        (0.04)            0.72              --               --              --         11.26
9/30/98                        12.78        (0.03)           (1.81)             --               --           (0.36)        10.58
12/27/96 1 through 9/30/97     10.00         0.03             2.79           (0.04)              --              --         12.78

INVESTOR C CLASS
10/1/00 through 3/31/01 10    $12.49       $(0.02)         $ (0.25)         $   --           $   --         $ (0.22)       $12.00
9/30/00                        11.26        (0.06)            1.54              --               --           (0.25)        12.49
9/30/99                        10.58        (0.03)            0.71              --               --              --         11.26
9/30/98                        12.78        (0.02)           (1.82)             --               --           (0.36)        10.58
12/27/96 1 through 9/30/97     10.00         0.02             2.80           (0.04)              --              --         12.78

---------------------
MID-CAP GROWTH EQUITY
---------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 10    $26.58       $ 0.03          $ (9.60)         $   --           $   --         $ (7.48)       $ 9.53
9/30/00                        19.12        (0.08)           14.16              --               --           (6.62)        26.58
9/30/99                        11.12        (0.07)            8.07              --               --              --         19.12
9/30/98                        12.20        (0.02)           (0.96)             --            (0.01)          (0.09)        11.12
12/27/96 1 through 9/30/97     10.00        (0.01)            2.21              --               --              --         12.20

SERVICE CLASS
10/1/00 through 3/31/01 10    $26.19       $ 0.01          $ (9.41)         $   --           $   --         $ (7.48)       $ 9.31
9/30/00                        18.96        (0.19)           14.04              --               --           (6.62)        26.19
9/30/99                        11.06        (0.13)            8.03              --               --              --         18.96
9/30/98                        12.17        (0.09)           (0.92)             --            (0.01)          (0.09)        11.06
12/27/96 1 through 9/30/97     10.00        (0.03)            2.20              --               --              --         12.17


                                            NET                      RATIO OF EXPENSES
                                          ASSETS       RATIO OF         TO AVERAGE         RATIO OF NET
                                          END OF      EXPENSES TO       NET ASSETS       INVESTMENT INCOME
                              TOTAL       PERIOD     AVERAGE NET        (EXCLUDING        TO AVERAGE NET
                             RETURN        (000)        ASSETS           WAIVERS)             ASSETS
===========================================================================================================
INVESTOR B CLASS
10/1/00 through 3/31/01 10  (44.25)% 4  $   36,198       2.01% 2           2.01% 2            (1.26)% 2
9/30/00                      21.37 4        65,977       2.01              2.01               (1.46)
9/30/99                      33.83 4        37,032       2.03              2.03               (1.23)
9/30/98                      10.33 4        14,713       2.07              2.07               (1.03)
9/30/97                      32.18 4         7,919       2.01              2.08               (0.66)
1/24/96 1 through 9/30/96    13.61 4         2,364       1.93 2            2.05 2             (0.47) 2

INVESTOR C CLASS
10/1/00 through 3/31/01 10  (44.26)% 4  $    6,862       2.01% 2           2.01% 2            (1.27)% 2
9/30/00                      21.21 4        11,799       2.01              2.01               (1.47)
9/30/99                      33.83 4         4,181       2.03              2.03               (1.23)
9/30/98                      10.33 4         1,037       2.06              2.06               (1.01)
1/24/97 1 through 9/30/97    22.78 4           207       2.02 2            2.09 2             (0.66) 2

--------------------
MID-CAP VALUE EQUITY
--------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 10   (1.56)%    $  227,488       1.09% 2           1.09% 2             0.80% 2
9/30/00                      14.35         216,660       1.13              1.13                0.66
9/30/99                       7.68         233,891       1.12              1.12                0.88
9/30/98                     (13.68)        205,634       1.14              1.20                0.89
12/27/96 1 through 9/30/97   29.11         106,886       1.15 2            1.19 2              1.33 2

SERVICE CLASS
10/1/00 through 3/31/01 10   (1.73)%    $   32,300       1.38% 2           1.38% 2             0.56% 2
9/30/00                      14.45          18,373       1.42              1.42                0.34
9/30/99                       7.29          40,852       1.42              1.42                0.58
9/30/98                     (13.94)         28,879       1.44              1.50                0.60
12/27/96 1 through 9/30/97   28.81          22,757       1.44 2            1.48 2              0.98 2

INVESTOR A CLASS
10/1/00 through 3/31/01 10   (1.79)% 3  $    4,597       1.56% 2           1.56% 2             0.33% 2
9/30/00                      14.17 3         3,805       1.60              1.60                0.19
9/30/99                       7.14 3         4,328       1.59              1.60                0.41
9/30/98                     (14.06) 3        3,983       1.61              1.67                0.41
12/27/96 1 through 9/30/97   28.51 3         2,315       1.61 2            1.64 2              0.77 2

INVESTOR B CLASS
10/1/00 through 3/31/01 10   (2.11)% 4  $    7,221       2.29% 2           2.29% 2            (0.40)% 2
9/30/00                      13.35 4         4,871       2.34              2.34               (0.55)
9/30/99                       6.33 4         5,147       2.34              2.34               (0.34)
9/30/98                     (14.66) 4        6,375       2.35              2.41               (0.33)
12/27/96 1 through 9/30/97   28.23 4         2,911       2.32 2            2.36 2              0.04 2

INVESTOR C CLASS
10/1/00 through 3/31/01 10   (2.11)% 4  $    2,757       2.29% 2           2.29% 2            (0.42)% 2
9/30/00                      13.35 4           946       2.34              2.34               (0.58)
9/30/99                       6.33 4           420       2.34              2.34               (0.34)
9/30/98                     (14.66) 4          259       2.33              2.39               (0.28)
12/27/96 1 through 9/30/97   28.23 4            21       2.33 2            2.37 2              0.13 2

---------------------
MID-CAP GROWTH EQUITY
---------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 10  (44.92)%    $  391,198       1.10% 2           1.10% 2             0.44% 2
9/30/00                      91.06         666,420       1.10              1.10               (0.37)
9/30/99                      71.94         361,901       1.11              1.12               (0.48)
9/30/98                      (8.05)        220,903       1.14              1.20               (0.37)
12/27/96 1 through 9/30/97   22.00         107,709       1.13 2            1.17 2             (0.16) 2

SERVICE CLASS
10/1/00 through 3/31/01 10  (44.98)%    $   47,002       1.40% 2           1.40% 2             0.14% 2
9/30/00                      91.13          51,912       1.40              1.40               (0.69)
9/30/99                      71.43          46,639       1.41              1.42               (0.78)
9/30/98                      (8.32)         28,601       1.44              1.50               (0.68)
12/27/96 1 through 9/30/97   21.70          22,984       1.44 2            1.48 2             (0.54) 2

                               RATIO OF NET
                            INVESTMENT INCOME
                               TO AVERAGE
                               NET ASSETS        PORTFOLIO
                               (EXCLUDING        TURNOVER
                                WAIVERS)           RATE
============================================================
INVESTOR B CLASS
10/1/00 through 3/31/01 10       (1.27)% 2           90%
9/30/00                          (1.46)             121
9/30/99                          (1.23)              60
9/30/98                          (1.03)              54
9/30/97                          (0.73)              81
1/24/96 1 through 9/30/96        (0.58) 2            58

INVESTOR C CLASS
10/1/00 through 3/31/01 10       (1.27)% 2           90%
9/30/00                          (1.47)             121
9/30/99                          (1.23)              60
9/30/98                          (1.01)              54
1/24/97 1 through 9/30/97        (0.73) 2            81

--------------------
MID-CAP VALUE EQUITY
--------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 10        0.80% 2           154%
9/30/00                           0.66              205
9/30/99                           0.88               88
9/30/98                           0.83               71
12/27/96 1 through 9/30/97        1.29 2             36

SERVICE CLASS
10/1/00 through 3/31/01 10        0.56% 2           154%
9/30/00                           0.34              205
9/30/99                           0.58               88
9/30/98                           0.54               71
12/27/96 1 through 9/30/97        0.94 2             36

INVESTOR A CLASS
10/1/00 through 3/31/01 10        0.33% 2           154%
9/30/00                           0.19              205
9/30/99                           0.41               88
9/30/98                           0.35               71
12/27/96 1 through 9/30/97        0.73 2             36

INVESTOR B CLASS
10/1/00 through 3/31/01 10       (0.40)% 2          154%
9/30/00                          (0.55)             205
9/30/99                          (0.34)              88
9/30/98                          (0.39)              71
12/27/96 1 through 9/30/97        0.00 2             36

INVESTOR C CLASS
10/1/00 through 3/31/01 10       (0.42)% 2          154%
9/30/00                          (0.58)             205
9/30/99                          (0.34)              88
9/30/98                          (0.34)              71
12/27/96 1 through 9/30/97        0.09 2             36

---------------------
MID-CAP GROWTH EQUITY
---------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 10        0.44% 2           325%
9/30/00                          (0.37)             425
9/30/99                          (0.49)             318
9/30/98                          (0.43)             204
12/27/96 1 through 9/30/97       (0.20) 2            64

SERVICE CLASS
10/1/00 through 3/31/01 10        0.14% 2           325%
9/30/00                          (0.69)             425
9/30/99                          (0.79)             318
9/30/98                          (0.74)             204
12/27/96 1 through 9/30/97       (0.58) 2            64

See accompanying notes to financial statements.

74 & 75

                                 BLACKROCK FUNDS

                 For a Share Outstanding Throughout each Period


                                NET                         NET GAIN
                               ASSET                       (LOSS) ON     DISTRIBUTIONS    DISTRIBUTIONS
                               VALUE         NET          INVESTMENTS      FROM NET       IN EXCESS OF      DISTRIBUTIONS
                             BEGINNING   INVESTMENT     (BOTH REALIZED    INVESTMENT     NET INVESTMENT         FROM
                             OF PERIOD  INCOME (LOSS)   AND UNREALIZED)     INCOME           INCOME            CAPITAL
============================================================================================================================
INVESTOR A CLASS
10/1/00 through 3/31/01 10    $25.92       $   --           $(9.29)         $   --           $   --             $   --
9/30/00                        18.85        (0.13)           13.82              --               --                 --
9/30/99                        11.02        (0.11)            7.94              --               --                 --
9/30/98                        12.14        (0.07)           (0.95)             --               --              (0.01)
12/27/96 1 through 9/30/97     10.00        (0.03)            2.17              --               --                 --

INVESTOR B CLASS
10/1/00 through 3/31/01 10    $25.12       $(0.05)          $(8.92)         $   --           $   --             $   --
9/30/00                        18.52        (0.22)           13.44              --               --                 --
9/30/99                        10.90        (0.18)            7.80              --               --                 --
9/30/98                        12.11        (0.14)           (0.97)             --               --              (0.01)
12/27/96 1 through 9/30/97     10.00        (0.05)            2.16              --               --                 --

INVESTOR C CLASS
10/1/00 through 3/31/01 10    $25.10       $(0.05)          $(8.91)         $   --           $   --             $   --
9/30/00                        18.52        (0.21)           13.41              --               --                 --
9/30/99                        10.90        (0.10)            7.72              --               --                 --
9/30/98                        12.11        (0.14)           (0.97)             --               --              (0.01)
12/27/96 1 through 9/30/97     10.00        (0.07)            2.18              --               --                 --

----------------------
SMALL CAP VALUE EQUITY
----------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 10    $17.12       $ 0.09           $ 0.31          $(0.10)          $   --             $   --
9/30/00                        14.73         0.08             2.44           (0.13)              --                 --
9/30/99                        14.89         0.12             0.67           (0.13)           (0.15)                --
9/30/98                        20.20         0.13            (3.19)          (0.13)              --                 --
9/30/97                        15.98         0.17             6.39           (0.17)              --                 --
9/30/96                        15.16         0.10             1.70           (0.11)              --                 --

SERVICE CLASS
10/1/00 through 3/31/01 10    $17.10       $ 0.06           $ 0.32          $(0.07)          $   --             $   --
9/30/00                        14.71           --             2.47           (0.08)              --                 --
9/30/99                        14.88         0.07             0.68           (0.10)           (0.15)                --
9/30/98                        20.20         0.09            (3.21)          (0.08)              --                 --
9/30/97                        15.98         0.13             6.39           (0.13)              --                 --
9/30/96                        15.15         0.06             1.70           (0.06)              --                 --

INVESTOR A CLASS
10/1/00 through 3/31/01 10    $17.10       $ 0.04           $ 0.34          $(0.06)          $   --             $   --
9/30/00                        14.71        (0.02)            2.46           (0.05)              --                 --
9/30/99                        14.88         0.03             0.69           (0.07)           (0.15)                --
9/30/98                        20.20         0.06            (3.20)          (0.06)              --                 --
9/30/97                        15.97         0.10             6.40           (0.10)              --                 --
9/30/96                        15.14         0.03             1.69           (0.02)              --                 --

INVESTOR B CLASS
10/1/00 through 3/31/01 10    $16.56       $(0.02)          $ 0.32          $(0.01)          $   --             $   --
9/30/00                        14.31        (0.23)            2.48              --               --                 --
9/30/99                        14.53        (0.06)            0.66              --            (0.15)                --
9/30/98                        19.86        (0.02)           (3.19)             --               --                 --
9/30/97                        15.80         0.08             6.19           (0.04)              --                 --
9/30/96                        15.06        (0.04)            1.65              --               --                 --

INVESTOR C CLASS
10/1/00 through 3/31/01 10    $16.57       $(0.02)          $ 0.32          $(0.01)          $   --             $   --
9/30/00                        14.31        (0.28)            2.54              --               --                 --
9/30/99                        14.53        (0.01)            0.61              --            (0.15)                --
9/30/98                        19.86        (0.04)           (3.17)             --               --                 --
10/1/96 1 through 9/30/97      15.76         0.02             6.29           (0.04)              --                 --



                                                NET                       NET                      RATIO OF EXPENSES
                             DISTRIBUTIONS     ASSET                    ASSETS       RATIO OF         TO AVERAGE
                                FROM NET       VALUE                    END OF      EXPENSES TO       NET ASSETS
                               REALIZED        END OF       TOTAL       PERIOD     AVERAGE NET        (EXCLUDING
                                 GAINS         PERIOD      RETURN        (000)        ASSETS           WAIVERS)
======================================================================================================================
INVESTOR A CLASS
10/1/00 through 3/31/01 10      $ (7.48)       $ 9.15     (45.01)% 3   $   46,863      1.57% 2           1.57% 2
9/30/00                           (6.62)        25.92      90.62 3         83,152      1.57              1.57
9/30/99                              --         18.85      71.05 3         12,795      1.58              1.59
9/30/98                           (0.09)        11.02      (8.42) 3         4,090      1.61              1.67
12/27/96 1 through 9/30/97           --         12.14      21.40 3          2,650      1.59 2            1.63 2

INVESTOR B CLASS
10/1/00 through 3/31/01 10      $ (7.48)       $ 8.67     (45.23)% 4   $   67,741      2.31% 2           2.31% 2
9/30/00                           (6.62)        25.12      89.38 4        122,726      2.31              2.31
9/30/99                              --         18.52      69.91 4         12,698      2.33              2.34
9/30/98                           (0.09)        10.90      (9.19) 4         4,088      2.35              2.41
12/27/96 1 through 9/30/97           --         12.11      21.10 4          2,691      2.32 2            2.36 2

INVESTOR C CLASS
10/1/00 through 3/31/01 10      $ (7.48)       $ 8.66     (45.26)% 4   $   29,735      2.32% 2           2.32% 2
9/30/00                           (6.62)        25.10      89.23 4         61,542      2.30              2.30
9/30/99                              --         18.52      69.91 4          1,770      2.33              2.34
9/30/98                           (0.09)        10.90      (9.19) 4           230      2.34              2.40
12/27/96 1 through 9/30/97           --         12.11      21.10 4             85      2.35 2            2.39 2

----------------------
SMALL CAP VALUE EQUITY
----------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 10      $ (0.84)       $16.58       2.61%      $  416,761      0.84% 2           0.84% 2
9/30/00                              --         17.12      17.15          470,830      0.86              0.86
9/30/99                           (0.67)        14.73       5.22          519,388      0.86              0.86
9/30/98                           (2.12)        14.89     (17.03)         527,374      0.87              0.88
9/30/97                           (2.17)        20.20      47.36          309,899      0.87              0.88
9/30/96                           (0.87)        15.98      12.64          214,828      0.85              0.86

SERVICE CLASS
10/1/00 through 3/31/01 10      $ (0.84)       $16.57       2.52%      $   49,840      1.14% 2           1.14% 2
9/30/00                              --         17.10      16.80           50,980      1.16              1.16
9/30/99                           (0.67)        14.71       4.88           66,728      1.16              1.16
9/30/98                           (2.12)        14.88     (17.33)          77,893      1.17              1.18
9/30/97                           (2.17)        20.20      46.95          122,431      1.17              1.18
9/30/96                           (0.87)        15.98      12.30           80,981      1.15              1.16

INVESTOR A CLASS
10/1/00 through 3/31/01 10      $ (0.84)       $16.58       2.49% 3    $   27,347      1.31% 2           1.31% 2
9/30/00                              --         17.10      16.60 3         25,719      1.32              1.32
9/30/99                           (0.67)        14.71       4.71 3         31,843      1.30              1.30
9/30/98                           (2.12)        14.88     (17.43) 3        34,286      1.32              1.33
9/30/97                           (2.17)        20.20      46.85 3         34,031      1.34              1.35
9/30/96                           (0.87)        15.97      12.06 3         24,605      1.32              1.33

INVESTOR B CLASS
10/1/00 through 3/31/01 10      $ (0.84)       $16.01       2.08% 4    $   15,212      2.05% 2           2.05% 2
9/30/00                              --         16.56      15.72 4         11,831      2.08              2.08
9/30/99                           (0.67)        14.31       3.93 4         19,000      2.08              2.08
9/30/98                           (2.12)        14.53     (18.08) 4        20,717      2.08              2.09
9/30/97                           (2.17)        19.86      45.67 4         11,001      2.07              2.08
9/30/96                           (0.87)        15.80      11.34 4          2,357      2.04              2.05

INVESTOR C CLASS
10/1/00 through 3/31/01 10      $ (0.84)       $16.02       2.09% 4    $    6,139      2.04% 2           2.04% 2
9/30/00                              --         16.57      15.79 4          4,666      2.08              2.08
9/30/99                           (0.67)        14.31       3.93 4          9,162      2.08              2.08
9/30/98                           (2.12)        14.53     (18.08) 4         5,491      2.08              2.09
10/1/96 1 through 9/30/97         (2.17)        19.86      46.04 4          2,109      2.04 2            2.05 2

                                                    RATIO OF NET
                                                 INVESTMENT INCOME
                               RATIO OF NET          TO AVERAGE
                             INVESTMENT INCOME       NET ASSETS        PORTFOLIO
                              TO AVERAGE NET         (EXCLUDING        TURNOVER
                                  ASSETS              WAIVERS)           RATE
================================================================================
INVESTOR A CLASS
10/1/00 through 3/31/01 10       (0.02)% 2            (0.02)% 2          325%
9/30/00                          (0.80)               (0.80)             425
9/30/99                          (0.95)               (0.96)             318
9/30/98                          (0.85)               (0.91)             204
12/27/96 1 through 9/30/97       (0.73) 2             (0.77) 2            64

INVESTOR B CLASS
10/1/00 through 3/31/01 10        0.77% 2             (0.77)% 2          325%
9/30/00                          (1.53)               (1.53)             425
9/30/99                          (1.70)               (1.71)             318
9/30/98                          (1.60)               (1.66)             204
12/27/96 1 through 9/30/97       (1.50) 2             (1.54) 2            64

INVESTOR C CLASS
10/1/00 through 3/31/01 10       (0.77)% 2            (0.77)% 2          325%
9/30/00                          (1.51)               (1.51)             425
9/30/99                          (1.70)               (1.71)             318
9/30/98                          (1.56)               (1.62)             204
12/27/96 1 through 9/30/97       (1.49) 2             (1.53) 2            64

----------------------
SMALL CAP VALUE EQUITY
----------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 10        0.99% 2              0.99% 2           102%
9/30/00                           0.79                 0.79              168
9/30/99                           0.88                 0.88               48
9/30/98                           0.79                 0.78               45
9/30/97                           1.09                 1.08               66
9/30/96                           0.68                 0.67               50

SERVICE CLASS
10/1/00 through 3/31/01 10        0.70% 2              0.70% 2           102%
9/30/00                           0.49                 0.49              168
9/30/99                           0.58                 0.58               48
9/30/98                           0.44                 0.43               45
9/30/97                           0.79                 0.78               66
9/30/96                           0.38                 0.37               50

INVESTOR A CLASS
10/1/00 through 3/31/01 10        0.53% 2              0.53% 2           102%
9/30/00                           0.31                 0.31              168
9/30/99                           0.44                 0.44               48
9/30/98                           0.32                 0.31               45
9/30/97                           0.63                 0.62               66
9/30/96                           0.20                 0.19               50

INVESTOR B CLASS
10/1/00 through 3/31/01 10       (0.23)% 2            (0.23)% 2          102%
9/30/00                          (0.43)               (0.43)             168
9/30/99                          (0.34)               (0.34)              48
9/30/98                          (0.43)               (0.44)              45
9/30/97                          (0.15)               (0.16)              66
9/30/96                          (0.50)               (0.51)              50

INVESTOR C CLASS
10/1/00 through 3/31/01 10       (0.21)% 2            (0.21)% 2          102%
9/30/00                          (0.43)               (0.43)             168
9/30/99                          (0.34)               (0.34)              48
9/30/98                          (0.42)               (0.43)              45
10/1/96 1 through 9/30/97        (0.18) 2             (0.19) 2            66

See accompanying notes to financial statements.

76 & 77

                                 BLACKROCK FUNDS

                 For a Share Outstanding Throughout each Period


                                NET                         NET GAIN                                                          NET
                               ASSET                       (LOSS) ON     DISTRIBUTIONS                     DISTRIBUTIONS     ASSET
                               VALUE         NET          INVESTMENTS      FROM NET        DISTRIBUTIONS      FROM NET       VALUE
                             BEGINNING   INVESTMENT     (BOTH REALIZED    INVESTMENT           FROM          REALIZED        END OF
                             OF PERIOD  INCOME (LOSS)   AND UNREALIZED)     INCOME            CAPITAL          GAINS         PERIOD
====================================================================================================================================
-----------------------
SMALL CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 10    $35.76       $ 0.11          $(11.95)         $(0.04)          $   --           $ (8.69)       $15.19
9/30/00                        25.38         0.07            14.45              --               --             (4.14)        35.76
9/30/99                        17.50        (0.06)            7.94              --               --                --         25.38
9/30/98                        23.62           --            (4.98)             --            (0.02)            (1.12)        17.50
9/30/97                        21.94         0.02             3.18           (0.03)              --             (1.49)        23.62
9/30/96                        15.06        (0.01)            6.91           (0.02)              --                --         21.94

SERVICE CLASS
10/1/00 through 3/31/01 10    $34.91       $ 0.07          $(11.58)         $   --           $   --           $ (8.69)       $14.71
9/30/00                        24.93        (0.03)           14.15              --               --             (4.14)        34.91
9/30/99                        17.24        (0.13)            7.82              --               --                --         24.93
9/30/98                        23.43        (0.14)           (4.91)             --            (0.02)            (1.12)        17.24
9/30/97                        21.80        (0.03)            3.15              --               --             (1.49)        23.43
9/30/96                        15.02        (0.06)            6.84              --               --                --         21.80

INVESTOR A CLASS
10/1/00 through 3/31/01 10    $34.47       $ 0.05          $(11.40)         $   --           $   --           $ (8.69)       $14.43
9/30/00                        24.73        (0.06)           13.94              --               --             (4.14)        34.47
9/30/99                        17.12        (0.13)            7.74              --               --                --         24.73
9/30/98                        23.25        (0.11)           (4.88)             --            (0.02)            (1.12)        17.12
9/30/97                        21.69        (0.04)            3.09              --               --             (1.49)        23.25
9/30/96                        14.98        (0.06)            6.77              --               --                --         21.69

INVESTOR B CLASS
10/1/00 through 3/31/01 10    $33.05       $(0.02)         $(10.82)         $   --           $   --           $ (8.69)       $13.52
9/30/00                        23.97        (0.26)           13.48              --               --             (4.14)        33.05
9/30/99                        16.73        (0.33)            7.57              --               --                --         23.97
9/30/98                        22.89        (0.22)           (4.80)             --            (0.02)            (1.12)        16.73
9/30/97                        21.53        (0.07)            2.92              --               --             (1.49)        22.89
1/18/96 1 through 9/30/96      14.87        (0.07)            6.73              --               --                --         21.53

INVESTOR C CLASS
10/1/00 through 3/31/01 10    $33.05       $(0.02)         $(10.82)         $   --           $   --           $ (8.69)       $13.52
9/30/00                        23.97        (0.22)           13.44              --               --             (4.14)        33.05
9/30/99                        16.73        (0.35)            7.59              --               --                --         23.97
9/30/98                        22.89        (0.26)           (4.76)             --            (0.02)            (1.12)        16.73
9/30/97                        21.53        (0.11)            2.96              --               --             (1.49)        22.89
9/6/96 1 through 9/30/96       19.66        (0.01)            1.88              --               --                --         21.53

--------------------------
MICRO-CAP EQUITY PORTFOLIO
--------------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 10    $45.41       $ 0.14          $(15.67)         $   --           $   --           $(10.08)       $19.80
9/30/00                        24.73         0.03            23.95              --               --             (3.30)        45.41
9/30/99                         9.38        (0.06)           15.41              --               --                --         24.73
5/1/98 1 through 9/30/98       10.00        (0.01)           (0.61)             --               --                --          9.38

SERVICE CLASS
10/1/00 through 3/31/01 10    $45.08       $ 0.09          $(15.53)         $   --           $   --           $(10.08)       $19.56
9/30/00                        24.64        (0.07)           23.81              --               --             (3.30)        45.08
9/30/99                         9.38        (0.07)           15.33              --               --                --         24.64
5/1/98 1 through 9/30/98       10.00        (0.02)           (0.60)             --               --                --          9.38

INVESTOR A CLASS
10/1/00 through 3/31/01 10    $44.93       $ 0.07          $(15.46)         $   --           $   --           $(10.08)       $19.46
9/30/00                        24.60        (0.17)           23.80              --               --             (3.30)        44.93
9/30/99                         9.38        (0.11)           15.33              --               --                --         24.60
5/1/98 1 through 9/30/98       10.00        (0.02)           (0.60)             --               --                --          9.38

INVESTOR B CLASS
10/1/00 through 3/31/01 10    $44.15       $(0.03)         $(15.13)         $   --           $   --           $(10.08)       $18.91
9/30/00                        24.38        (0.45)           23.52              --               --             (3.30)        44.15
9/30/99                         9.36        (0.18)           15.20              --               --                --         24.38
5/1/98 1 through 9/30/98       10.00        (0.04)           (0.60)             --               --                --          9.36


                                              NET                     RATIO OF EXPENSES
                                            ASSETS       RATIO OF        TO AVERAGE         RATIO OF NET
                                            END OF      EXPENSES TO      NET ASSETS       INVESTMENT INCOME
                              TOTAL         PERIOD     AVERAGE NET       (EXCLUDING        TO AVERAGE NET
                             RETURN          (000)        ASSETS          WAIVERS)             ASSETS
============================================================================================================
-----------------------
SMALL CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 10   (40.13)%     $1,241,151       0.80% 2         0.80% 2           1.12% 2
9/30/00                       63.03        2,196,700       0.78            0.78              0.20
9/30/99                       44.95        1,426,124       0.82            0.82             (0.25)
9/30/98                      (21.93)       1,022,404       0.87            0.87             (0.13)
9/30/97                       15.89          495,904       0.87            0.87              0.01
9/30/96                       45.87          299,563       0.86            0.88             (0.07)

SERVICE CLASS
10/1/00 through 3/31/01 10   (40.12)%     $  193,692       1.10% 2         1.10% 2           0.82% 2
9/30/00                       62.51          315,647       1.08            1.08             (0.09)
9/30/99                       44.52          170,900       1.12            1.12             (0.55)
9/30/98                      (22.40)         141,470       1.17            1.17             (0.46)
9/30/97                       15.54          225,089       1.17            1.17             (0.29)
9/30/96                       45.14          158,901       1.16            1.18             (0.38)

INVESTOR A CLASS
10/1/00 through 3/31/01 10   (40.18)% 3   $  107,060       1.28% 2         1.28% 2           0.64% 2
9/30/00                       61.96 3        175,112       1.23            1.23             (0.21)
9/30/99                       44.37 3         79,478       1.23            1.23             (0.66)
9/30/98                      (22.31) 3        48,190       1.32            1.32             (0.61)
9/30/97                       15.28 3         57,323       1.34            1.34             (0.46)
9/30/96                       44.79 3         27,954       1.33            1.35             (0.55)

INVESTOR B CLASS
10/1/00 through 3/31/01 10   (40.45)% 4   $   53,045       2.02% 2         2.02% 2           0.09% 2
9/30/00                       61.07 4         95,922       1.98            1.98             (0.96)
9/30/99                       43.28 4         44,109       2.00            2.00             (1.43)
9/30/98                      (22.89) 4        38,485       2.07            2.07             (1.36)
9/30/97                       14.47 4         40,270       2.07            2.07             (1.23)
1/18/96 1 through 9/30/96     38.27 4          6,520       2.06 2          2.08 2           (1.34) 2

INVESTOR C CLASS
10/1/00 through 3/31/01 10   (40.42)% 4   $   26,486       2.02% 2         2.02% 2          (0.09)% 2
9/30/00                       61.07 4         49,276       1.99            1.99             (0.92)
9/30/99                       43.28 4         13,541       2.05            2.05             (1.48)
9/30/98                      (22.89) 4        11,931       2.09            2.09             (1.38)
9/30/97                       14.47 4         14,106       2.07            2.07             (1.25)
9/6/96 1 through 9/30/96       9.51 4            329       1.74 2          1.76 2           (0.93) 2

--------------------------
MICRO-CAP EQUITY PORTFOLIO
--------------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 10   (40.17)%     $   47,397       1.44% 2         1.44% 2           0.98% 2
9/30/00                      103.63          106,727       1.44            1.44              0.09
9/30/99                      163.37           28,106       1.43            1.65             (0.72)
5/1/98 1 through 9/30/98      (6.10)           1,302       1.40 2          2.73 2           (0.33) 2

SERVICE CLASS
10/1/00 through 3/31/01 10   (40.26)%     $    1,234       1.74% 2         1.74% 2           0.68% 2
9/30/00                      102.98            2,824       1.75            1.75             (0.20)
9/30/99                      162.41              690       1.73            1.92             (1.00)
5/1/98 1 through 9/30/98      (6.10)              69       1.68 2          3.01 2           (0.61) 2

INVESTOR A CLASS
10/1/00 through 3/31/01 10   (40.32)% 3   $   67,551       1.91% 2         1.91% 2           0.51% 2
9/30/00                      102.68 3        151,588       1.91            1.91             (0.41)
9/30/99                      162.26 3         45,429       1.90            2.23             (1.17)
5/1/98 1 through 9/30/98      (6.20) 3         6,100       1.84 2          3.17 2           (0.70) 2

INVESTOR B CLASS
10/1/00 through 3/31/01 10   (40.56)% 4   $  100,136       2.65% 2         2.65% 2          (0.23)% 2
9/30/00                      101.17 4        213,237       2.66            2.66             (1.14)
9/30/99                      160.19 4         53,476       2.65            3.01             (1.91)
5/1/98 1 through 9/30/98      (6.30) 4         8,560       2.55 2          3.88 2           (1.44) 2


                                RATIO OF NET
                             INVESTMENT INCOME
                                 TO AVERAGE
                                 NET ASSETS       PORTFOLIO
                                 (EXCLUDING       TURNOVER
                                  WAIVERS)          RATE
==========================================================
-----------------------
SMALL CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 10          1.12% 2         192%
9/30/00                             0.20            218
9/30/99                            (0.25)           176
9/30/98                            (0.13)           159
9/30/97                             0.01             82
9/30/96                            (0.09)            89

SERVICE CLASS
10/1/00 through 3/31/01 10          0.82% 2         192%
9/30/00                            (0.09)           218
9/30/99                            (0.55)           176
9/30/98                            (0.46)           159
9/30/97                            (0.29)            82
9/30/96                            (0.40)            89

INVESTOR A CLASS
10/1/00 through 3/31/01 10          0.64% 2         192%
9/30/00                            (0.21)           218
9/30/99                            (0.66)           176
9/30/98                            (0.61)           159
9/30/97                            (0.46)            82
9/30/96                            (0.57)            89

INVESTOR B CLASS
10/1/00 through 3/31/01 10         (0.09)% 2        192%
9/30/00                            (0.96)           218
9/30/99                            (1.43)           176
9/30/98                            (1.36)           159
9/30/97                            (1.23)            82
1/18/96 1 through 9/30/96          (1.36) 2          89

INVESTOR C CLASS
10/1/00 through 3/31/01 10         (0.09)% 2        192%
9/30/00                            (0.92)           218
9/30/99                            (1.48)           176
9/30/98                            (1.38)           159
9/30/97                            (1.25)            82
9/6/96 1 through 9/30/96           (0.95) 2          89

--------------------------
MICRO-CAP EQUITY PORTFOLIO
--------------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 10          0.98% 2         234%
9/30/00                             0.09            445
9/30/99                            (0.94)           346
5/1/98 1 through 9/30/98           (1.66) 2         119

SERVICE CLASS
10/1/00 through 3/31/01 10          0.68% 2         234%
9/30/00                            (0.20)           445
9/30/99                            (1.19)           346
5/1/98 1 through 9/30/98           (1.94) 2         119

INVESTOR A CLASS
10/1/00 through 3/31/01 10          0.51% 2         234%
9/30/00                            (0.41)           445
9/30/99                            (1.50)           346
5/1/98 1 through 9/30/98           (2.03) 2         119

INVESTOR B CLASS
10/1/00 through 3/31/01 10         (0.23)% 2        234%
9/30/00                            (1.14)           445
9/30/99                            (2.27)           346
5/1/98 1 through 9/30/98           (2.77) 2         119

See accompanying notes to financial statements.


78 & 79

                                 BLACKROCK FUNDS

                 For a Share Outstanding Throughout each Period


                                NET                         NET GAIN                                         NET
                               ASSET                       (LOSS) ON     DISTRIBUTIONS    DISTRIBUTIONS     ASSET
                               VALUE         NET          INVESTMENTS      FROM NET          FROM NET       VALUE
                             BEGINNING   INVESTMENT     (BOTH REALIZED    INVESTMENT        REALIZED        END OF       TOTAL
                             OF PERIOD  INCOME (LOSS)   AND UNREALIZED)     INCOME            GAINS         PERIOD      RETURN
===================================================================================================================================
INVESTOR C CLASS
10/1/00 through 3/31/01 10    $44.14       $(0.03)          $(15.12)         $   --          $(10.08)       $18.91      (40.54)% 4
9/30/00                        24.38        (0.44)            23.50              --            (3.30)        44.14      101.12 4
9/30/99                         9.36        (0.16)            15.18              --               --         24.38      160.19 4
5/1/98 1 through 9/30/98       10.00        (0.04)            (0.60)             --               --          9.36       (6.30) 4

---------------------------
GLOBAL SCIENCE & TECHNOLOGY
---------------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 10    $12.49       $ 0.03            $(6.33)         $   --          $    --        $ 6.19      (50.44)%
5/15/00 1 through 9/30/00      10.00        (0.01)             2.50              --               --         12.49       24.90

SERVICE CLASS
10/1/00 through 3/31/01 10    $12.47       $ 0.03            $(6.31)         $   --          $    --        $ 6.19      (50.48)%
5/15/00 1 through 9/30/00      10.00        (0.01)             2.48              --               --         12.47       24.70

INVESTOR A CLASS
10/1/00 through 3/31/01 10    $12.47       $ 0.01            $(6.31)         $   --          $    --        $ 6.17      (50.52)% 3
5/15/00 1 through 9/30/00      10.00        (0.02)             2.49              --               --         12.47       24.70 3

INVESTOR B CLASS
10/1/00 through 3/31/01 10    $12.44       $(0.02)           $(6.29)         $   --          $    --        $ 6.13      (50.72)% 4
5/15/00 1 through 9/30/00      10.00        (0.03)             2.47              --               --         12.44       24.40 4

INVESTOR C CLASS
10/1/00 through 3/31/01 10    $12.44       $(0.02)           $(6.29)         $   --          $    --        $ 6.13      (50.72)% 4
5/15/00 1 through 9/30/00      10.00        (0.03)             2.47              --               --         12.44       24.40 4

---------------
EUROPEAN EQUITY
---------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 10    $ 9.51       $(0.02)           $(1.10)         $(0.03)         $    --        $ 8.36      (11.85)%
6/23/00 1 through 9/30/00      10.00           --             (0.49)             --               --          9.51       (4.90)

SERVICE CLASS
10/1/00 through 3/31/01 10    $ 9.50       $   --            $(1.15)         $   --          $    --        $ 8.35      (12.01)%
6/23/00 1 through 9/30/00      10.00        (0.06)            (0.44)             --               --          9.50       (5.00)

INVESTOR A CLASS
10/1/00 through 3/31/01 10    $ 9.50       $(0.04)           $(1.10)         $   --          $    --        $ 8.36      (12.00)% 3
6/23/00 1 through 9/30/00      10.00           --             (0.50)             --               --          9.50       (5.00) 3

INVESTOR B CLASS
10/1/00 through 3/31/01 10    $ 9.48       $(0.06)           $(1.11)         $   --          $    --        $ 8.31      (12.34)% 4
6/23/00 1 through 9/30/00      10.00        (0.01)            (0.51)             --               --          9.48       (5.20) 4

INVESTOR C CLASS
10/1/00 through 3/31/01 10    $ 9.48       $(0.05)           $(1.12)         $   --          $    --        $ 8.31      (12.34)% 4
6/23/00 1 through 9/30/00      10.00        (0.02)            (0.50)             --               --          9.48       (5.20) 4

---------------------
INTERNATIONAL EQUITY
---------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 10    $13.92       $ 0.02            $(1.93)         $   --          $ (2.14)       $ 9.87      (15.54)%
9/30/00                        15.94         0.07              0.09           (0.05)           (2.13)        13.92        0.12
9/30/99                        13.23         0.07              3.57           (0.13)           (0.80)        15.94       28.59
9/30/98                        14.65         0.27             (1.29)          (0.20)           (0.20)        13.23       (7.03)
9/30/97                        13.43         0.14              1.77           (0.28)           (0.41)        14.65       14.88
9/30/96                        13.27         0.17              0.84           (0.18)           (0.67)        13.43        8.01

SERVICE CLASS
10/1/00 through 3/31/01 10    $13.82       $   --            $(1.91)         $   --          $ (2.14)       $ 9.77      (15.67)%
9/30/00                        15.84         0.04              0.08           (0.01)           (2.13)        13.82       (0.15)
9/30/99                        13.15        (0.02)             3.59           (0.08)           (0.80)        15.84       28.14
9/30/98                        14.58         0.02             (1.09)          (0.16)           (0.20)        13.15       (7.34)
9/30/97                        13.37         0.10              1.76           (0.24)           (0.41)        14.58       14.52
9/30/96                        13.24         0.19              0.78           (0.17)           (0.67)        13.37        7.71



                                NET                     RATIO OF EXPENSES                       INVESTMENT INCOME
                              ASSETS       RATIO OF        TO AVERAGE         RATIO OF NET          TO AVERAGE
                              END OF      EXPENSES TO      NET ASSETS       INVESTMENT INCOME       NET ASSETS       PORTFOLIO
                              PERIOD     AVERAGE NET       (EXCLUDING        TO AVERAGE NET         (EXCLUDING       TURNOVER
                               (000)        ASSETS          WAIVERS)             ASSETS              WAIVERS)          RATE
=================================================================================================================================
INVESTOR C CLASS
10/1/00 through 3/31/01 10  $   54,337      2.66% 2           2.66% 2            (0.23)% 2           (0.23)% 2          234%
9/30/00                        133,540      2.65              2.65               (1.12)              (1.12)             445
9/30/99                         19,993      2.63              2.93               (1.91)              (2.21)             346
5/1/981 through 9/30/98          1,809      2.53 2            3.86 2             (1.45) 2            (2.78) 2           119

---------------------------
GLOBAL SCIENCE & TECHNOLOGY
---------------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 10  $   11,659      1.20% 2           1.70% 2             0.67% 2             0.16% 2           333%
5/15/001 through 9/30/00        21,383      1.20 2            2.19 2             (0.21) 2            (1.20) 2           175

SERVICE CLASS
10/1/00 through 3/31/01 10  $       27      1.50% 2           1.95% 2             0.50% 2             0.06% 2           333%
5/15/001 through 9/30/00            17      1.50 2            2.49 2             (0.51) 2            (1.50) 2           175

INVESTOR A CLASS
10/1/00 through 3/31/01 10  $   22,961      1.67% 2           2.18% 2             0.20% 2            (0.31)% 2          333%
5/15/001 through 9/30/00        41,474      1.67 2            2.66 2             (0.68) 2            (1.67) 2           175

INVESTOR B CLASS
10/1/00 through 3/31/01 10  $   34,573      2.41% 2           2.91% 2            (0.54)% 2           (1.05)% 2          333%
5/15/001 through 9/30/00        60,094      2.42 2            3.41 2             (1.43) 2            (2.42) 2           175

INVESTOR C CLASS
10/1/00 through 3/31/01 10  $    9,494      2.41% 2           2.90% 2            (0.52)% 2           (1.01)% 2          333%
5/15/001 through 9/30/00        13,057      2.42 2            3.41 2             (1.43) 2            (2.42) 2           175

---------------
EUROPEAN EQUITY
---------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 10  $    7,214      1.44% 2           2.57% 2            (0.47)% 2           (1.59)% 2          157%
6/23/001 through 9/30/00         4,848      1.45 2            6.12 2              0.08 2             (4.59) 2           177

SERVICE CLASS
10/1/00 through 3/31/01 10  $       --      1.74% 2           2.87% 2            (0.77)% 2           (1.89)% 2          157%
6/23/001 through 9/30/00            --      1.75 2            6.42 2             (0.22) 2            (4.89) 2           177

INVESTOR A CLASS
10/1/00 through 3/31/01 10  $    1,166      1.91% 2           3.03% 2            (0.97)% 2           (2.10)% 2          157%
6/23/001 through 9/30/00           472      1.92 2            6.59 2             (0.39) 2            (5.06) 2           177

INVESTOR B CLASS
10/1/00 through 3/31/01 10  $    2,504      2.62% 2           3.74% 2            (1.78)% 2           (2.91)% 2          157%
6/23/001 through 9/30/00           381      2.67 2            7.34 2             (1.14) 2            (5.81) 2           177

INVESTOR C CLASS
10/1/00 through 3/31/01 10  $      889      2.61% 2           3.73% 2            (1.76)% 2           (2.88)% 2          157%
6/23/001 through 9/30/00           101      2.67 2            7.34 2             (1.14) 2            (5.81) 2           177

---------------------
INTERNATIONAL EQUITY
---------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 10  $  530,944      1.05% 2           1.05% 2             0.24% 2             0.24% 2           165%
9/30/00                      1,109,017      1.06              1.07                0.35                0.34              153
9/30/99                      1,116,766      1.04              1.04                0.55                0.55               62
9/30/98                      1,012,132      1.06              1.11                1.00                0.95               57
9/30/97                        433,135      1.06              1.16                0.94                0.84               62
9/30/96                        388,588      1.06              1.17                0.90                0.79               70

SERVICE CLASS
10/1/00 through 3/31/01 10  $  125,237      1.34% 2           1.34% 2            (0.02)% 2           (0.02)% 2          165%
9/30/00                        134,447      1.36              1.37                0.06                0.05              153
9/30/99                        118,323      1.34              1.34                0.21                0.21               62
9/30/98                        143,526      1.36              1.41                0.49                0.44               57
9/30/97                        199,939      1.36              1.46                0.42                0.32               62
9/30/96                        161,321      1.36              1.47                0.71                0.60               70

See accompanying notes to financial statements.

80 & 81

                                 BLACKROCK FUNDS

                 For a Share Outstanding Throughout each Period


                                NET                         NET GAIN                                         NET
                               ASSET                       (LOSS) ON     DISTRIBUTIONS    DISTRIBUTIONS     ASSET
                               VALUE         NET          INVESTMENTS      FROM NET          FROM NET       VALUE
                             BEGINNING   INVESTMENT     (BOTH REALIZED    INVESTMENT        REALIZED        END OF       TOTAL
                             OF PERIOD  INCOME (LOSS)   AND UNREALIZED)     INCOME            GAINS         PERIOD      RETURN
====================================================================================================================================
INVESTOR A CLASS
10/1/00 through 3/31/01 10    $13.76       $(0.02)          $(1.89)         $   --           $ (2.14)       $ 9.71      (15.81)% 3
9/30/00                        15.79           --             0.08              --             (2.11)        13.76       (0.32) 3
9/30/99                        13.14        (0.05)            3.58           (0.08)            (0.80)        15.79       27.82 3
9/30/98                        14.57         0.10            (1.20)          (0.13)            (0.20)        13.14       (7.56) 3
9/30/97                        13.36         0.07             1.77           (0.22)            (0.41)        14.57       14.36 3
9/30/96                        13.24         0.14             0.81           (0.16)            (0.67)        13.36        7.58 3

INVESTOR B CLASS
10/1/00 through 3/31/01 10    $13.45       $(0.05)          $(1.84)         $   --           $ (2.14)       $ 9.42      (16.06)% 4
9/30/00                        15.55        (0.10)            0.08              --             (2.08)        13.45       (1.10) 4
9/30/99                        12.94        (0.10)            3.51              --             (0.80)        15.55       26.98 4
9/30/98                        14.38        (0.01)           (1.16)          (0.07)            (0.20)        12.94       (8.19) 4
9/30/97                        13.23         0.07             1.66           (0.17)            (0.41)        14.38       13.63 4
9/30/96                        13.20         0.08             0.77           (0.15)            (0.67)        13.23        6.81 4

INVESTOR C CLASS
10/1/00 through 3/31/01 10    $13.45       $(0.04)          $(1.86)         $   --           $ (2.14)       $ 9.41      (16.15)% 4
9/30/00                        15.55        (0.06)            0.04              --             (2.08)        13.45       (1.10) 4
9/30/99                        12.94        (0.02)            3.43              --             (0.80)        15.55       26.98 4
9/30/98                        14.38           --            (1.17)          (0.07)            (0.20)        12.94       (8.19) 4
12/5/96 1 through 9/30/97      13.21         0.15             1.19           (0.17)               --         14.38       10.33 4

------------------------------
INTERNATIONAL SMALL CAP EQUITY
------------------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 10    $22.54       $ 0.15           $(5.74)         $   --           $ (0.05)       $16.90      (24.95)%
9/30/00                        12.90         0.13            10.91              --             (1.40)        22.54       91.76
9/30/99                         9.56         0.03             4.44           (0.02)            (1.11)        12.90       51.88
9/30/98                         9.94         0.07            (0.40)          (0.05)               --          9.56       (3.57)
9/26/97 1 through 9/30/97      10.00           --            (0.06)             --                --          9.94       (0.30)

SERVICE CLASS
10/1/00 through 3/31/01 10    $22.36       $ 0.14           $(5.72)         $   --           $ (0.05)       $16.73      (25.14)%
9/30/00                        12.84         0.08            10.84              --             (1.40)        22.36       91.21
9/30/99                         9.56         0.02             4.39           (0.02)            (1.11)        12.84       51.14
9/30/98                         9.94         0.02            (0.35)          (0.05)               --          9.56       (3.62)
9/26/97 1 through 9/30/97      10.00           --            (0.06)             --                --          9.94       (0.30)

INVESTOR A CLASS
10/1/00 through 3/31/01 10    $22.34       $ 0.11           $(5.69)         $   --           $ (0.05)       $16.71      (25.13)% 3
9/30/00                        12.84         0.08            10.82              --             (1.40)        22.34       91.04 3
9/30/99                         9.54        (0.01)            4.42              --             (1.11)        12.84       50.71 3
9/30/98                         9.94         0.02            (0.39)          (0.03)               --          9.54       (3.98) 3
9/26/97 1 through 9/30/97      10.00           --            (0.06)             --                --          9.94       (0.30) 3

INVESTOR B CLASS
10/1/00 through 3/31/01 10    $22.06       $ 0.03           $(5.60)         $   --           $ (0.05)       $16.44      (25.44)% 4
9/30/00                        12.78        (0.04)           10.72              --             (1.40)        22.06       89.64 4
9/30/99                         9.48        (0.10)            4.51              --             (1.11)        12.78       49.83 4
9/30/98                         9.94        (0.05)           (0.39)          (0.02)               --          9.48       (4.73) 4
9/26/97 1 through 9/30/97      10.00           --            (0.06)             --                --          9.94       (0.30) 4

INVESTOR C CLASS
10/1/00 through 3/31/01 10    $22.06       $ 0.03           $(5.60)         $   --           $ (0.05)       $16.44      (25.44)% 4
9/30/00                        12.78        (0.04)           10.72              --             (1.40)        22.06       89.64 4
9/30/99                         9.48        (0.03)            4.44              --             (1.11)        12.78       49.83 4
9/30/98                         9.94        (0.04)           (0.40)          (0.02)               --          9.48       (4.73) 4
9/26/97 1 through 9/30/97      10.00           --            (0.06)             --                --          9.94       (0.30) 4

-------------------
ASIA PACIFIC EQUITY
-------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 10    $ 9.24       $(0.01)          $(1.67)         $   --           $ (0.21)       $ 7.35      (18.58)%
6/23/00 1 through 9/30/00      10.00         0.02            (0.78)             --                --          9.24       (7.60)

SERVICE CLASS
10/1/00 through 3/31/01 10    $ 9.20       $(0.02)          $(1.62)         $   --           $ (0.21)       $ 7.35      (18.21)%
6/23/00 1 through 9/30/00      10.00        (0.02)           (0.78)             --                --          9.20       (8.00)


                                                                                                     RATIO OF NET
                                  NET                     RATIO OF EXPENSES                       INVESTMENT INCOME
                                ASSETS       RATIO OF        TO AVERAGE         RATIO OF NET          TO AVERAGE
                                END OF      EXPENSES TO      NET ASSETS       INVESTMENT INCOME       NET ASSETS       PORTFOLIO
                                PERIOD     AVERAGE NET       (EXCLUDING        TO AVERAGE NET         (EXCLUDING       TURNOVER
                                 (000)        ASSETS          WAIVERS)             ASSETS              WAIVERS)          RATE
==================================================================================================================================
INVESTOR A CLASS
10/1/00 through 3/31/01 10    $   22,134      1.52% 2           1.52% 2            (0.19)% 2           (0.20)% 2          165%
9/30/00                           29,881      1.53              1.53               (0.08)              (0.08)             153
9/30/99                           33,106      1.48              1.48                0.23                0.23               62
9/30/98                           26,637      1.52              1.57                0.31                0.26               57
9/30/97                           22,335      1.53              1.63                0.50                0.40               62
9/30/96                           19,842      1.53              1.64                0.45                0.34               70

INVESTOR B CLASS
10/1/00 through 3/31/01 10    $    5,955      2.25% 2           2.26% 2            (0.95)% 2           (0.96)% 2          165%
9/30/00                            8,399      2.28              2.29               (0.85)              (0.86)             153
9/30/99                            7,822      2.26              2.26               (0.66)              (0.66)              62
9/30/98                            6,509      2.28              2.33               (0.38)              (0.43)              57
9/30/97                            5,850      2.27              2.37               (0.22)              (0.32)              62
9/30/96                            2,692      2.23              2.34               (0.18)              (0.29)              70

INVESTOR C CLASS
10/1/00 through 3/31/01 10    $    2,052      2.22% 2           2.22% 2            (0.78)% 2           (0.78)% 2          165%
9/30/00                            1,723      2.28              2.28               (0.71)              (0.71)             153
9/30/99                            1,018      2.26              2.26               (0.27)              (0.27)              62
9/30/98                              294      2.27              2.32               (0.31)              (0.36)              57
12/5/96 1 through 9/30/97            155      2.28 2            2.38 2             (0.48) 2            (0.58) 2            62

------------------------------
INTERNATIONAL SMALL CAP EQUITY
------------------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 10    $   98,752      1.32% 2           1.61% 2             1.67% 2             1.38% 2           129%
9/30/00                           85,206      1.33              1.48                0.74                0.59              296
9/30/99                           23,814      1.33              2.00                0.19               (0.48)             224
9/30/98                           16,233      1.32              2.17                0.65               (0.20)              76
9/26/97 1 through 9/30/97         15,415      1.33 2            1.55 2              1.42 2              1.19 2             --

SERVICE CLASS
10/1/00 through 3/31/01 10    $    3,217      1.63% 2           1.89% 2             1.48% 2             1.21% 2           129%
9/30/00                              457      1.63              1.69                0.60                0.54              296
9/30/99                               --      1.63              2.30               (0.11)              (0.78)             224
9/30/98                                5      1.62              2.47                0.28               (0.57)              76
9/26/97 1 through 9/30/97             10      1.63 2            1.86 2              1.42 2              1.19 2             --

INVESTOR A CLASS
10/1/00 through 3/31/01 10    $   28,412      1.79% 2           2.09% 2             1.12% 2             0.83% 2           129%
9/30/00                           40,545      1.79              1.85                0.45                0.39              296
9/30/99                            1,092      1.80              2.47               (0.23)              (0.90)             224
9/30/98                              849      1.78              2.63                0.20               (0.65)              76
9/26/97 1 through 9/30/97            326      1.30 2            1.52 2              1.44 2              1.22 2             --

INVESTOR B CLASS
10/1/00 through 3/31/01 10    $   35,515      2.54% 2           2.84% 2             0.33% 2             0.03% 2           129%
9/30/00                           56,136      2.52              2.60               (0.27)              (0.33)             296
9/30/99                            2,208      2.55              3.22               (0.99)              (1.66)             224
9/30/98                            1,725      2.53              3.38               (0.54)              (1.39)              76
9/26/97 1 through 9/30/97            711      1.30 2            1.52 2              1.58 2              1.35 2             --

INVESTOR C CLASS
10/1/00 through 3/31/01 10    $   25,712      2.54% 2           2.84% 2             0.32% 2             0.02% 2           129%
9/30/00                           43,722      2.52              2.58               (0.27)              (0.32)             296
9/30/99                            1,019      2.55              3.22               (0.99)              (1.66)             224
9/30/98                              423      2.53              3.38               (0.54)              (1.39)              76
9/26/97 1 through 9/30/97            182      1.30 2            1.52 2              1.44 2              1.22 2             --

-------------------
ASIA PACIFIC EQUITY
-------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 10    $   2,368       1.44% 2           2.57% 2            (0.29)% 2           (1.42)% 2           98%
6/23/00 1 through 9/30/00         2,810       1.45 2            9.16 2              0.62 2             (7.09) 2           145

SERVICE CLASS
10/1/00 through 3/31/01 10    $      --       1.74% 2           2.87% 2            (0.59)% 2           (1.72)% 2           98%
6/23/00 1 through 9/30/00            --       1.75 2            9.46 2              0.32 2             (7.39) 2           145

See accompanying notes to financial statements.

82 & 83

                                 BLACKROCK FUNDS

                 For a Share Outstanding Throughout each Period


                                NET                         NET GAIN                                         NET
                               ASSET                       (LOSS) ON     DISTRIBUTIONS    DISTRIBUTIONS     ASSET
                               VALUE         NET          INVESTMENTS      FROM NET          FROM NET       VALUE
                             BEGINNING   INVESTMENT     (BOTH REALIZED    INVESTMENT        REALIZED        END OF       TOTAL
                             OF PERIOD  INCOME (LOSS)   AND UNREALIZED)     INCOME            GAINS         PERIOD      RETURN
===================================================================================================================================
INVESTOR A CLASS
10/1/00 through 3/31/01 10    $ 9.20       $(0.03)          $(1.66)         $   --           $ (0.21)       $ 7.30      (18.77)% 3
6/23/00 1 through 9/30/00      10.00         0.01            (0.81)             --                --          9.20       (8.00) 3

INVESTOR B CLASS
10/1/00 through 3/31/01 10    $ 9.22       $(0.04)          $(1.68)         $   --           $ (0.21)       $ 7.29      (18.97)% 4
6/23/00 1 through 9/30/00      10.00           --            (0.78)             --                --          9.22       (7.80) 4

INVESTOR C CLASS
10/1/00 through 3/31/01 10    $ 9.24       $(0.06)          $(1.67)         $   --           $ (0.21)       $ 7.30      (18.95)% 4
6/23/00 1 through 9/30/00      10.00           --            (0.76)             --                --          9.24       (7.60) 4

------------------------------
INTERNATIONAL EMERGING MARKETS
------------------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 10    $ 6.15       $ 0.02           $(1.26)         $(0.08)          $    --        $ 4.83      (20.15)%
9/30/00                         6.09         0.09             0.03           (0.06)               --          6.15        1.82
9/30/99                         4.42         0.06             1.66           (0.05)               --          6.09       39.10
9/30/98                         9.69         0.06            (5.19)             --             (0.14)         4.42      (53.59)
9/30/97                         8.76         0.03             0.95           (0.05)               --          9.69       11.16
9/30/96                         8.19         0.08             0.50              --             (0.01)         8.76        6.97

SERVICE CLASS
10/1/00 through 3/31/01 10    $ 6.14       $ 0.03           $(1.35)         $   --           $    --        $ 4.82      (21.50)%
9/30/00                         6.08         0.07             0.03           (0.04)               --          6.14        1.53
9/30/99                         4.39         0.04             1.65              --                --          6.08       38.50
9/30/98                         9.63         0.06            (5.16)             --             (0.14)         4.39      (53.62)
9/30/97                         8.72         0.01             0.93           (0.03)               --          9.63       10.74
9/30/96                         8.18         0.04             0.51              --             (0.01)         8.72        6.61

INVESTOR A CLASS
10/1/00 through 3/31/01 10    $ 6.09       $ 0.01           $(1.25)         $   --           $    --        $ 4.85      (20.36)% 3
9/30/00                         6.04         0.06             0.02           (0.03)               --          6.09        1.27 3
9/30/99                         4.36         0.03             1.65              --                --          6.04       38.53 3
9/30/98                         9.60         0.03            (5.13)             --             (0.14)         4.36      (53.79) 3
9/30/97                         8.71        (0.06)            0.98           (0.03)               --          9.60       10.51 3
9/30/96                         8.18         0.02             0.52              --             (0.01)         8.71        6.49 3

INVESTOR B CLASS
10/1/00 through 3/31/01 10    $ 5.94       $(0.01)          $(1.22)         $   --           $    --        $ 4.71      (20.71)% 4
9/30/00                         5.91         0.01             0.02              --                --          5.94        0.34 4
9/30/99                         4.30        (0.01)            1.62              --                --          5.91       37.67 4
9/30/98                         9.54        (0.03)           (5.07)             --             (0.14)         4.30      (54.13) 4
9/30/97                         8.69        (0.04)            0.89              --                --          9.54        9.78 4
4/25/96 1 through 9/30/96       8.85           --            (0.16)             --                --          8.69       (1.81) 4

INVESTOR C CLASS
10/1/00 through 3/31/01 10    $ 5.93       $(0.02)          $(1.20)         $   --           $    --        $ 4.71      (20.57)% 4
9/30/00                         5.91         0.03            (0.01)             --                --          5.93        0.17 4
9/30/99                         4.30        (0.05)            1.66              --                --          5.91       37.67 4
9/30/98                         9.54        (0.02)           (5.08)             --             (0.14)         4.30      (54.13) 4
3/21/97 1 through 9/30/97       9.70        (0.01)           (0.15)             --                --          9.54       (3.08) 4

-------------
SELECT EQUITY
-------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 10    $20.77       $ 0.04           $(4.51)         $(0.04)          $ (3.07)       $13.19      (24.13)%
9/30/00                        20.77         0.07             1.61           (0.05)            (1.63)        20.77        8.14
9/30/99                        17.01         0.14             4.36           (0.13)            (0.61)        20.77       26.96
9/30/98                        17.51         0.16             0.49           (0.15)            (1.00)        17.01        4.07
9/30/97                        13.57         0.19             5.15           (0.19)            (1.21)        17.51       42.50
9/30/96                        11.88         0.21             2.08           (0.21)            (0.39)        13.57       19.84

SERVICE CLASS
10/1/00 through 3/31/01 10    $20.73       $ 0.03           $(4.50)         $(0.03)          $ (3.07)       $13.16      (24.27)%
9/30/00                        20.76         0.01             1.61           (0.02)            (1.63)        20.73        7.81
9/30/99                        17.00         0.07             4.37           (0.07)            (0.61)        20.76       26.61
9/30/98                        17.50         0.12             0.48           (0.10)            (1.00)        17.00        3.77
9/30/97                        13.56         0.11             5.18           (0.14)            (1.21)        17.50       42.12
9/30/96                        11.88         0.17             2.07           (0.17)            (0.39)        13.56       19.43

                                                                                                     RATIO OF NET
                                  NET                     RATIO OF EXPENSES                       INVESTMENT INCOME
                                ASSETS       RATIO OF        TO AVERAGE         RATIO OF NET          TO AVERAGE
                                END OF      EXPENSES TO      NET ASSETS       INVESTMENT INCOME       NET ASSETS       PORTFOLIO
                                PERIOD     AVERAGE NET       (EXCLUDING        TO AVERAGE NET         (EXCLUDING       TURNOVER
                                 (000)        ASSETS          WAIVERS)             ASSETS              WAIVERS)          RATE
==================================================================================================================================
INVESTOR A CLASS
10/1/00 through 3/31/01 10    $       36      1.90% 2           3.03% 2            (0.66)% 2           (1.78)% 2           98%
6/23/00 1 through 9/30/00             35      1.92 2            9.63 2              0.15 2             (7.56) 2           145

INVESTOR B CLASS
10/1/00 through 3/31/01 10    $       11      2.63% 2           3.75% 2            (1.17)% 2           (2.29)% 2           98%
6/23/00 1 through 9/30/00             10      2.67 2           10.38 2             (0.60) 2            (8.31) 2           145

INVESTOR C CLASS
10/1/00 through 3/31/01 10    $        2      2.67% 2           3.79% 2            (1.61)% 2           (2.73)% 2           98%
6/23/00 1 through 9/30/00              2      2.67 2           10.38 2             (0.60) 2            (8.31) 2           145

------------------------------
INTERNATIONAL EMERGING MARKETS
------------------------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 10    $   38,478      1.73% 2           1.76% 2             0.58% 2             0.55% 2            82%
9/30/00                          101,017      1.66              1.66                1.47                1.47              133
9/30/99                           65,701      1.73              1.73                0.85                0.85              117
9/30/98                           63,649      1.76              1.86                0.95                0.85               37
9/30/97                          116,107      1.78              1.87                0.37                0.27               33
9/30/96                           68,664      1.78              1.88                0.96                0.87               44

SERVICE CLASS
10/1/00 through 3/31/01 10    $    1,393      2.04% 2           2.05% 2            (0.31)% 2           (0.32)% 2           82%
9/30/00                           24,796      1.96              1.96                1.19                1.19              133
9/30/99                           15,531      2.03              2.03                0.61                0.61              117
9/30/98                           26,566      2.06              2.16                0.71                0.61               37
9/30/97                           66,064      2.08              2.17                0.09               (0.01)              33
9/30/96                           37,987      2.08              2.18                0.70                0.60               44

INVESTOR A CLASS
10/1/00 through 3/31/01 10    $    1,248      2.21% 2           2.23% 2             0.51% 2             0.49% 2            82%
9/30/00                            2,466      2.13              2.13                0.97                0.97              133
9/30/99                            2,052      2.20              2.20                0.37                0.37              117
9/30/98                            1,835      2.24              2.34                0.46                0.36               37
9/30/97                            4,454      2.25              2.34               (0.08)              (0.18)              33
9/30/96                            2,996      2.25              2.35                0.45                0.35               44

INVESTOR B CLASS
10/1/00 through 3/31/01 10    $      771      2.95% 2           2.98% 2            (0.29)% 2           (0.33)% 2           82%
9/30/00                              964      2.88              2.88                0.22                0.22              133
9/30/99                              807      2.95              2.95               (0.37)              (0.37)             117
9/30/98                              733      2.98              3.08               (0.30)              (0.40)              37
9/30/97                            1,836      2.98              3.07               (0.80)              (0.90)              33
4/25/96 1 through 9/30/96            216      2.90 2            3.00 2              0.17 2              0.07 2             44

INVESTOR C CLASS
10/1/00 through 3/31/01 10    $      228      2.95% 2           2.98% 2            (0.43)% 2           (0.47)% 2           82%
9/30/00                              346      2.89              2.89                0.77                0.77              133
9/30/99                               43      2.95              2.95               (0.37)              (0.37)             117
9/30/98                               25      2.98              3.08               (0.29)              (0.39)              37
3/21/97 1 through 9/30/97             88      2.58 2            2.67 2             (0.27) 2            (0.37) 2            33

-------------
SELECT EQUITY
-------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 10    $  999,070      0.80% 2           0.80% 2             0.62% 2             0.62% 2            73%
9/30/00                        1,466,964      0.80              0.80                0.33                0.33              103
9/30/99                        1,443,128      0.80              0.80                0.67                0.67               22
9/30/98                        1,286,032      0.86              0.86                0.93                0.93               27
9/30/97                          379,687      0.79              0.86                1.24                1.17               29
9/30/96                          274,434      0.74              0.87                1.70                1.58               55

SERVICE CLASS
10/1/00 through 3/31/01 10    $  173,631      1.10% 2           1.10% 2             0.32% 2             0.32% 2            73%
9/30/00                          232,287      1.10              1.10                0.03                0.03              103
9/30/99                          223,215      1.10              1.10                0.37                0.37               22
9/30/98                          203,754      1.16              1.16                0.63                0.63               27
9/30/97                          174,418      1.09              1.16                0.93                0.86               29
9/30/96                          113,777      1.04              1.17                1.41                1.28               55

See accompanying notes to financial statements.

84 & 85

                                 BLACKROCK FUNDS

                 For a Share Outstanding Throughout each Period


                                NET                         NET GAIN                                         NET
                               ASSET                       (LOSS) ON     DISTRIBUTIONS    DISTRIBUTIONS     ASSET
                               VALUE         NET          INVESTMENTS      FROM NET          FROM NET       VALUE
                             BEGINNING   INVESTMENT     (BOTH REALIZED    INVESTMENT        REALIZED        END OF       TOTAL
                             OF PERIOD  INCOME (LOSS)   AND UNREALIZED)     INCOME            GAINS         PERIOD      RETURN
===================================================================================================================================
INVESTOR A CLASS
10/1/00 through 3/31/01 10    $20.69       $ 0.01           $(4.49)         $(0.01)          $ (3.07)       $13.13      (24.35)% 3
9/30/00                        20.75        (0.02)            1.60           (0.01)            (1.63)        20.69        7.64 3
9/30/99                        17.00         0.05             4.36           (0.05)            (0.61)        20.75       26.44 3
9/30/98                        17.50         0.08             0.50           (0.08)            (1.00)        17.00        3.62 3
9/30/97                        13.56         0.11             5.16           (0.12)            (1.21)        17.50       41.95 3
9/30/96                        11.88         0.15             2.07           (0.15)            (0.39)        13.56       19.23 3

INVESTOR B CLASS
10/1/00 through 3/31/01 10    $20.21       $(0.05)          $(4.36)         $   --           $ (3.07)       $12.73      (24.62)% 4
9/30/00                        20.44        (0.18)            1.58              --             (1.63)        20.21        6.82 4
9/30/99                        16.85        (0.10)            4.30              --             (0.61)        20.44       25.38 4
9/30/98                        17.40        (0.03)            0.48              --             (1.00)        16.85        2.90 4
9/30/97                        13.54         0.05             5.07           (0.05)            (1.21)        17.40       40.70 4
3/27/96 1 through 9/30/96      12.83         0.04             0.73           (0.06)               --         13.54        6.58 4

INVESTOR C CLASS
10/1/00 through 3/31/01 10    $20.20       $(0.05)          $(4.35)         $   --           $ (3.07)       $12.73      (24.57)% 4
9/30/00                        20.44        (0.16)            1.55              --             (1.63)        20.20        6.77 4
9/30/99                        16.85        (0.08)            4.28              --             (0.61)        20.44       25.38 4
9/30/98                        17.40        (0.02)            0.47              --             (1.00)        16.85        2.90 4
9/30/97                        13.54         0.04             5.08           (0.05)            (1.21)        17.40       40.70 4
9/27/96 1 through 9/30/96      13.52           --             0.02              --                --         13.54        0.15 4

------------
INDEX EQUITY
------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 10    $27.59       $ 0.13           $(5.30)         $(0.10)          $    --        $22.32      (18.77)%
9/30/00                        24.69         0.27             2.97           (0.18)            (0.16)        27.59       13.10
9/30/99                        19.65         0.27             5.10           (0.27)            (0.06)        24.69       27.36
9/30/98                        18.32         0.24             1.39           (0.26)            (0.04)        19.65        8.91
9/30/97                        13.97         0.04             5.02           (0.03)            (0.68)        18.32       39.78
9/30/96                        13.58         0.30             2.13           (0.34)            (1.70)        13.97       19.82

SERVICE CLASS
10/1/00 through 3/31/01 10    $27.54       $ 0.08           $(5.30)         $(0.06)          $    --        $22.26      (18.97)%
9/30/00                        24.67         0.16             2.97           (0.10)            (0.16)        27.54       12.66
9/30/99                        19.64         0.19             5.10           (0.20)            (0.06)        24.67       26.96
9/30/98                        18.32         0.22             1.34           (0.20)            (0.04)        19.64        8.54
9/30/97                        13.97         0.23             5.01           (0.21)            (0.68)        18.32       39.58
9/30/96                        13.58         0.29             2.10           (0.30)            (1.70)        13.97       19.45

INVESTOR A CLASS
10/1/00 through 3/31/01 10    $27.51        $0.05           $(5.29)         $(0.03)          $    --        $22.24      (19.04)% 3
9/30/00                        24.66         0.11             2.96           (0.06)            (0.16)        27.51       12.43 3
9/30/99                        19.64         0.17             5.10           (0.19)            (0.06)        24.66       26.74 3
9/30/98                        18.32         0.18             1.35           (0.17)            (0.04)        19.64        8.37 3
9/30/97                        13.96         0.21             5.02           (0.19)            (0.68)        18.32       39.49 3
9/30/96                        13.58         0.27             2.09           (0.28)            (1.70)        13.96       19.31 3

INVESTOR B CLASS
10/1/00 through 3/31/01 10    $27.15       $(0.04)          $(5.21)         $   --           $    --        $21.90      (19.34)% 4
9/30/00                        24.44           --             2.84              --             (0.13)        27.15       11.61 4
9/30/99                        19.52        (0.02)            5.05           (0.05)            (0.06)        24.44       25.78 4
9/30/98                        18.22         0.05             1.34           (0.05)            (0.04)        19.52        7.63 4
9/30/97                        13.93         0.13             4.94           (0.10)            (0.68)        18.22       38.31 4
2/7/96 1 through 9/30/96       13.20         0.08             0.77           (0.12)               --         13.93        6.50 4

INVESTOR C CLASS
10/1/00 through 3/31/01 10    $27.15       $(0.04)          $(5.21)         $   --           $    --        $21.90      (19.34)% 4
9/30/00                        24.44           --             2.84              --             (0.13)        27.15       11.61 4
9/30/99                        19.52           --             5.03           (0.05)            (0.06)        24.44       25.78 4
9/30/98                        18.22         0.05             1.34           (0.05)            (0.04)        19.52        7.63 4
9/30/97                        13.93         0.13             4.94           (0.10)            (0.68)        18.22       38.31 4
8/14/96 1 through 9/30/96      13.47         0.02             0.50           (0.06)               --         13.93        3.90 4

                                                                                                   RATIO OF NET
                                NET                     RATIO OF EXPENSES                       INVESTMENT INCOME
                              ASSETS       RATIO OF        TO AVERAGE         RATIO OF NET          TO AVERAGE
                              END OF      EXPENSES TO      NET ASSETS       INVESTMENT INCOME       NET ASSETS       PORTFOLIO
                              PERIOD     AVERAGE NET       (EXCLUDING        TO AVERAGE NET         (EXCLUDING       TURNOVER
                               (000)        ASSETS          WAIVERS)             ASSETS              WAIVERS)          RATE
================================================================================================================================
INVESTOR A CLASS
10/1/00 through 3/31/01 10  $   49,126      1.28% 2           1.28% 2             0.15% 2             0.15% 2            73%
9/30/00                         76,438      1.25              1.25               (0.11)              (0.11)             103
9/30/99                         66,646      1.21              1.21                0.26                0.26               22
9/30/98                         35,359      1.32              1.32                0.44                0.44               27
9/30/97                         18,949      1.27              1.34                0.75                0.68               29
9/30/96                          6,228      1.21              1.34                1.24                1.11               55

INVESTOR B CLASS
10/1/00 through 3/31/01 10  $   53,491      2.02% 2           2.02% 2            (0.59)% 2           (0.59)% 2           73%
9/30/00                         81,562      2.01              2.01               (0.87)              (0.87)             103
9/30/99                         66,854      2.02              2.02               (0.55)              (0.55)              22
9/30/98                         39,971      2.07              2.07               (0.29)              (0.29)              27
9/30/97                         18,345      2.01              2.08               (0.02)              (0.09)              29
3/27/96 1 through 9/30/96        1,196      1.92 2            2.04 2              0.59 2              0.46 2             55

INVESTOR C CLASS
10/1/00 through 3/31/01 10  $    5,816      2.02% 2           2.02% 2            (0.60)% 2           (0.60)% 2           73%
9/30/00                         11,108      2.01              2.01               (0.87)              (0.87)             103
9/30/99                          6,543      2.02              2.02               (0.55)              (0.55)              22
9/30/98                          2,450      2.06              2.06               (0.30)              (0.30)              27
9/30/97                            377      2.01              2.08               (0.12)              (0.19)              29
9/27/96 1 through 9/30/96           50      0.0 2             0.0 2                0.0 2               0.0 2             55

------------
INDEX EQUITY
------------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 10  $  611,618      0.18% 2++         0.32% 2++           0.90% 2             0.76% 2             5% 11
9/30/00                        665,743      0.18++            0.33++              0.98                0.83                8 9
9/30/99                        507,841      0.22++            0.33++              1.14                1.04                5 8
9/30/98                        354,215      0.18++            0.34++              1.40                1.24                9 7
9/30/97                        166,786      0.18++            0.38++              1.71                1.51                4 6
9/30/96                        127,076      0.18++            0.50++              2.29                1.98               18 5*

SERVICE CLASS
10/1/00 through 3/31/01 10  $  321,552      0.61% 2++         0.62% 2++           0.61% 2             0.61% 2             5%11
9/30/00                        378,997      0.59++            0.63++              0.57                0.54                8 9
9/30/99                        354,283      0.56++            0.63++              0.80                0.74                5 8
9/30/98                        233,696      0.48++            0.64++              1.09                0.93                9 7
9/30/97                        193,319      0.48++            0.68++              1.41                1.21                4 6
9/30/96                        103,080      0.48++            0.80++              1.98                1.67               18 5*

INVESTOR A CLASS
10/1/00 through 3/31/01 10  $   82,525      0.78% 2++         0.79% 2++           0.44% 2             0.43% 2             5% 11
9/30/00                         93,935      0.78++            0.81++              0.38                0.35                8 9
9/30/99                         85,174      0.75++            0.81++              0.62                0.56                5 8
9/30/98                         42,891      0.65++            0.81++              0.92                0.76                9 7
9/30/97                         33,934      0.65++            0.85++              1.23                1.03                4 6
9/30/96                         12,752      0.65++            0.97++              1.81                1.49               18 5*

INVESTOR B CLASS
10/1/00 through 3/31/01 10     294,421      1.53% 2++         1.53% 2++          (0.30)% 2           (0.31)% 2            5% 11
9/30/00                        360,792      1.51++            1.54++             (0.35)              (0.38)               8 9
9/30/99                        302,071      1.49++            1.55++             (0.13)              (0.18)               5 8
9/30/98                        109,019      1.38++            1.54++              0.19                0.03                9 7
9/30/97                         38,271      1.38++            1.58++              0.45                0.25                4 6
2/7/96 1 through 9/30/96         2,904      1.38 2++          1.60 2++            0.93 2              0.71 2             18 5*

INVESTOR C CLASS
10/1/00 through 3/31/01 10  $  438,129      1.52% 2++         1.53% 2++          (0.30)% 2           (0.31)% 2            5% 11
9/30/00                        530,586      1.53++            1.56++             (0.37)              (0.40)               8 9
9/30/99                        391,152      1.51++            1.55++             (0.15)              (0.19)               5 8
9/30/98                         81,529      1.38++            1.54++              0.19                0.03                9 7
9/30/97                         19,668      1.38++            1.58++              0.45                0.25                4 6
8/14/96 1 through 9/30/96          432      1.25 2++          1.43 2++            0.71 2              0.53 2             18 5*

See accompanying notes to financial statements.


86 & 87

                                 BLACKROCK FUNDS

                 For a Share Outstanding Throughout each Period


                                NET                       NET GAIN                                       NET
                               ASSET                      (LOSS) ON    DISTRIBUTIONS   DISTRIBUTIONS    ASSET
                               VALUE         NET         INVESTMENTS     FROM NET        FROM NET       VALUE
                             BEGINNING   INVESTMENT    (BOTH REALIZED   INVESTMENT       REALIZED      END OF       TOTAL
                             OF PERIOD  INCOME (LOSS)  AND UNREALIZED)    INCOME           GAINS       PERIOD      RETURN
==============================================================================================================================
--------
BALANCED
--------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 10    $20.16       $ 0.20           $(2.78)        $(0.23)       $ (2.82)       $14.53     (14.22)%
9/30/00                        19.75         0.48             1.10          (0.47)         (0.70)        20.16       8.05
9/30/99                        18.35         0.49             2.18          (0.48)         (0.79)        19.75      14.81
9/30/98                        18.22         0.38             1.43          (0.43)         (1.25)        18.35      10.82
9/30/97                        15.10         0.52             3.62          (0.50)         (0.52)        18.22      28.43
9/30/96                        13.73         0.46             1.49          (0.45)         (0.13)        15.10      14.43

SERVICE CLASS
10/1/00 through 3/31/01 10    $20.15       $ 0.17           $(2.78)        $(0.21)       $ (2.82)       $14.51     (14.38)%
9/30/00                        19.73         0.42             1.11          (0.41)         (0.70)        20.15       7.78
9/30/99                        18.34         0.42             2.18          (0.42)         (0.79)        19.73      14.49
9/30/98                        18.21         0.42             1.34          (0.38)         (1.25)        18.34      10.43
9/30/97                        15.09         0.45             3.64          (0.45)         (0.52)        18.21      28.07
9/30/96                        13.72         0.42             1.49          (0.41)         (0.13)        15.09      14.11

INVESTOR A CLASS
10/1/00 through 3/31/01 10    $20.13       $ 0.16           $(2.77)        $(0.20)       $ (2.82)       $14.50     (14.46)% 3
9/30/00                        19.72         0.38             1.11          (0.38)         (0.70)        20.13       7.59 3
9/30/99                        18.33         0.41             2.18          (0.41)         (0.79)        19.72      14.40 3
9/30/98                        18.22         0.39             1.33          (0.36)         (1.25)        18.33      10.19 3
9/30/97                        15.10         0.39             3.68          (0.43)         (0.52)        18.22      27.93 3
9/30/96                        13.73         0.40             1.49          (0.39)         (0.13)        15.10      13.98 3

INVESTOR B CLASS
10/1/00 through 3/31/01 10    $19.98       $ 0.09           $(2.74)        $(0.13)       $ (2.82)       $14.38     (14.80)% 4
9/30/00                        19.59         0.22             1.09          (0.22)         (0.70)        19.98       6.72 4
9/30/99                        18.22         0.24             2.18          (0.26)         (0.79)        19.59      13.46 4
9/30/98                        18.13         0.25             1.31          (0.22)         (1.25)        18.22       9.40 4
9/30/97                        15.04         0.31             3.61          (0.31)         (0.52)        18.13      26.95 4
9/30/96                        13.69         0.31             1.47          (0.30)         (0.13)        15.04      13.14 4

INVESTOR C CLASS
10/1/00 through 3/31/01 10    $19.98       $ 0.08           $(2.74)        $(0.13)       $ (2.82)       $14.37     (14.80)% 4
9/30/00                        19.59         0.22             1.09          (0.22)         (0.70)        19.98       6.73 4
9/30/99                        18.22         0.23             2.19          (0.26)         (0.79)        19.59      13.46 4
9/30/98                        18.13         0.24             1.32          (0.22)         (1.25)        18.22       9.40 4
12/20/96 1 through 9/30/97     15.62         0.28             2.54          (0.31)            --         18.13      23.95 4


                                  NET                     RATIO OF EXPENSES    RATIO OF EXPENSES
                                ASSETS      RATIO OF         TO AVERAGE           TO AVERAGE         RATIO OF NET
                                END OF     EXPENSES TO       NET ASSETS           NET ASSETS       INVESTMENT INCOME
                                PERIOD    AVERAGE NET        (EXCLUDING           (EXCLUDING        TO AVERAGE NET
                                 (000)       ASSETS       INTEREST EXPENSE)        WAIVERS)             ASSETS
======================================================================================================================
--------
BALANCED
--------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 10    $  286,202     0.84% 2            0.85% 2              0.85% 2             2.56% 2
9/30/00                          385,793     0.85               0.85                 0.85                2.30
9/30/99                          414,057     0.86               0.86                 0.86                2.44
9/30/98                          374,899     0.90               0.90                 0.90                2.48
9/30/97                           31,674     0.84               0.84                 0.89                2.98
9/30/96                           37,567     0.79               0.79                 0.90                3.16

SERVICE CLASS
10/1/00 through 3/31/01 10    $  163,281     1.14% 2            1.15% 2              1.15% 2             2.27% 2
9/30/00                          197,633     1.15               1.15                 1.15                2.00
9/30/99                          219,018     1.16               1.16                 1.16                2.14
9/30/98                          176,557     1.20               1.20                 1.20                2.22
9/30/97                          176,232     1.14               1.14                 1.20                2.68
9/30/96                          134,121     1.09               1.09                 1.20                2.87

INVESTOR A CLASS
10/1/00 through 3/31/01 10    $  124,985     1.32% 2            1.32% 2              1.32% 2             2.09% 2
9/30/00                          149,594     1.30               1.29                 1.30                1.86
9/30/99                          132,833     1.25               1.25                 1.25                2.05
9/30/98                           96,795     1.30               1.30                 1.30                2.13
9/30/97                           87,202     1.24               1.24                 1.30                2.58
9/30/96                           71,899     1.19               1.19                 1.30                2.75

INVESTOR B CLASS
10/1/00 through 3/31/01 10    $   82,526     2.06% 2            2.07% 2              2.07% 2             1.35% 2
9/30/00                          102,530     2.07               2.07                 2.07                1.09
9/30/99                           96,253     2.07               2.07                 2.07                1.23
9/30/98                           46,303     2.11               2.11                 2.11                1.30
9/30/97                           23,455     2.05               2.05                 2.11                1.78
9/30/96                            7,333     1.98               1.98                 2.09                1.99

INVESTOR C CLASS
10/1/00 through 3/31/01 10    $   13,503     2.06% 2            2.06% 2              2.06% 2             1.32% 2
9/30/00                           11,967     2.07               2.06                 2.07                1.09
9/30/99                           10,095     2.07               2.07                 2.07                1.23
9/30/98                              699     1.92               1.92                 1.92                1.46
12/20/96 1 through 9/30/97            87     2.03 2             2.03 2               2.09 2              1.90 2

                                RATIO OF NET
                             INVESTMENT INCOME
                                 TO AVERAGE
                                 NET ASSETS       PORTFOLIO
                                 (EXCLUDING       TURNOVER
                                   WAIVERS)          RATE
===========================================================
--------
BALANCED
--------
INSTITUTIONAL CLASS
10/1/00 through 3/31/01 10          2.56% 2         118%
9/30/00                             2.30            176
9/30/99                             2.44            122
9/30/98                             2.48            134
9/30/97                             2.92            173
9/30/96                             3.06            275

SERVICE CLASS
10/1/00 through 3/31/01 10          2.27% 2         118%
9/30/00                             2.00            176
9/30/99                             2.14            122
9/30/98                             2.22            134
9/30/97                             2.62            173
9/30/96                             2.76            275

INVESTOR A CLASS
10/1/00 through 3/31/01 10          2.09% 2         118%
9/30/00                             1.86            176
9/30/99                             2.05            122
9/30/98                             2.13            134
9/30/97                             2.52            173
9/30/96                             2.65            275

INVESTOR B CLASS
10/1/00 through 3/31/01 10          1.35% 2         118%
9/30/00                             1.09            176
9/30/99                             1.23            122
9/30/98                             1.30            134
9/30/97                             1.72            173
9/30/96                             1.88            275

INVESTOR C CLASS
10/1/00 through 3/31/01 10          1.32% 2         118%
9/30/00                             1.09            176
9/30/99                             1.23            122
9/30/98                             1.46            134
12/20/96 1 through 9/30/97          1.84 2          173

 1. Commencement of operations of share class.
 2. Annualized.
 3. Sales load not reflected in total return.
 4. Contingent deferred sales load not reflected in total return.
 5. For period 10/1/95 through 5/31/96.
 6. For period 12/1/96 through 11/30/97.
 7. For period 12/1/97 through 11/30/98.
 8. For period 12/1/98 through 9/30/99.
 9. For period 12/1/99 through 9/30/00.
10. Unaudited.
11. For period 12/1/00 through 3/31/01.
 *  See accompanying footnotes to The DFA Investment Trust Company.
++ Including expenses allocated from the U.S. Large Company Series of The DFA Investment Trust Company of 0.06% for the six months ended March 31, 2001, 0.06% for the year ended 9/30/00, 0.06% for the year ended 9/30/99, 0.06%
    for the year ended 9/30/98, 0.07% for the year ended 9/30/97 and 0.12% for the year ended 9/30/96.


88 & 89

                                 BLACKROCK FUNDS

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     BlackRock Funds(SM) ("the Fund") was organized on December 22, 1988, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 42 publicly offered portfolios, 16 of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each portfolio of the Fund may offer as many as seven classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses, which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.

-----------------------------------------------------------------------------------------------------------------------------
        Portfolio                                                                   Share Classes
-----------------------------------------------------------------------------------------------------------------------------
                                      Institutional             Service               Investor A             Investor B
-----------------------------------------------------------------------------------------------------------------------------
                                  Contractual   Actual   Contractual   Actual   Contractual   Actual   Contractual   Actual
                                     Fees      Fees (4)    Fees (1)   Fees (4)    Fees (2)   Fees (4)    Fees (3)   Fees (4)
-----------------------------------------------------------------------------------------------------------------------------
  Large Cap Value Equity             None        None       0.30%       0.30%       0.50%      0.40%       1.15%      1.15%
-----------------------------------------------------------------------------------------------------------------------------
  Large Cap Growth Equity            None        None       0.30%       0.30%       0.50%      0.40%       1.15%      1.15%
-----------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Value Equity               None        None       0.30%       0.30%       0.50%      0.40%       1.15%      1.15%
-----------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Growth Equity              None        None       0.30%       0.30%       0.50%      0.40%       1.15%      1.15%
-----------------------------------------------------------------------------------------------------------------------------
  Small Cap Value Equity             None        None       0.30%       0.30%       0.50%      0.40%       1.15%      1.15%
-----------------------------------------------------------------------------------------------------------------------------
  Small Cap Growth Equity            None        None       0.30%       0.30%       0.50%      0.40%       1.15%      1.15%
-----------------------------------------------------------------------------------------------------------------------------
  Micro-Cap Equity                   None        None       0.30%       0.30%       0.50%      0.40%       1.15%      1.15%
-----------------------------------------------------------------------------------------------------------------------------
  Global Science & Technology        None        None       0.30%       0.30%       0.50%      0.40%       1.15%      1.15%
-----------------------------------------------------------------------------------------------------------------------------
  European Equity                    None        None       0.30%       0.30%       0.50%      0.40%       1.15%      1.15%
-----------------------------------------------------------------------------------------------------------------------------
  International Equity               None        None       0.30%       0.30%       0.50%      0.40%       1.15%      1.15%
-----------------------------------------------------------------------------------------------------------------------------
  International Small Cap Equity     None        None       0.30%       0.30%       0.50%      0.40%       1.15%      1.15%
-----------------------------------------------------------------------------------------------------------------------------
  Asia Pacific Equity                None        None       0.30%       0.30%       0.50%      0.40%       1.15%      1.15%
-----------------------------------------------------------------------------------------------------------------------------
  International Emerging Markets     None        None       0.30%       0.30%       0.50%      0.40%       1.15%      1.15%
-----------------------------------------------------------------------------------------------------------------------------
  Select Equity                      None        None       0.30%       0.30%       0.50%      0.40%       1.15%      1.15%
-----------------------------------------------------------------------------------------------------------------------------
  Index Equity                       None        None       0.30%       0.30%       0.50%      0.40%       1.15%      1.15%
-----------------------------------------------------------------------------------------------------------------------------
  Balanced                           None        None       0.30%       0.30%       0.50%      0.40%       1.15%      1.15%
-----------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------
        Portfolio                     Share Classes
-------------------------------------------------------
                                       Investor C
-------------------------------------------------------
                                  Contractual   Actual
                                    Fees (3)   Fees (4)
-------------------------------------------------------
  Large Cap Value Equity              1.15%      1.15%
-------------------------------------------------------
  Large Cap Growth Equity             1.15%      1.15%
-------------------------------------------------------
  Mid-Cap Value Equity                1.15%      1.15%
-------------------------------------------------------
  Mid-Cap Growth Equity               1.15%      1.15%
-------------------------------------------------------
  Small Cap Value Equity              1.15%      1.15%
-------------------------------------------------------
  Small Cap Growth Equity             1.15%      1.15%
-------------------------------------------------------
  Micro-Cap Equity                    1.15%      1.15%
-------------------------------------------------------
  Global Science & Technology         1.15%      1.15%
-------------------------------------------------------
  European Equity                     1.15%      1.15%
-------------------------------------------------------
  International Equity                1.15%      1.15%
-------------------------------------------------------
  International Small Cap Equity      1.15%      1.15%
-------------------------------------------------------
  Asia Pacific Equity                 1.15%      1.15%
-------------------------------------------------------
  International Emerging Markets      1.15%      1.15%
-------------------------------------------------------
  Select Equity                       1.15%      1.15%
-------------------------------------------------------
  Index Equity                        1.15%      1.15%
-------------------------------------------------------
  Balanced                            1.15%      1.15%
-------------------------------------------------------

(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.
(2) -- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.
(3) -- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.
(4) -- the actual fees are as of March 31, 2001.

     In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net assets of such respective classes.

     The Index Equity Portfolio invests solely in The U.S. Large Company Series of The DFA Investment Trust Company, the financial statements of which are included elsewhere in this report and should be read in conjunction with the financial statements of Index Equity Portfolio.

(A) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of management estimates. Actual results could differ from these estimates.

                                 BLACKROCK FUNDS

     SECURITY VALUATION -- Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. Portfolio securities, which are primarily traded on foreign securities exchanges, are normally valued at the preceding closing values of such securities on their respective exchanges. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices or on the basis of quotations provided by a pricing service or dealer which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument. Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Funds' Board of Trustees. As of March 31, 2001, there were no securities valued in accordance with such fair value procedures.

     The Index Equity Portfolio's investment reflects its proportionate interest in the net assets of The U.S. Large Company Series of The DFA Investment Trust Company.

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid quarterly for the Portfolios. Net realized capital gains, if any, are distributed at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences between generally accepted accounting principles and tax accounting principles related to the character of income and expense recognition.

     FEDERAL TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in the statement  of  operations  that  result from  fluctuations  in foreign currency exchange rates. The Portfolios report forward foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS -- Certain portfolios may enter into forward foreign currency contracts as a hedge against either specific transactions or portfolio positions. These contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. Such contracts, which protect the value of the Portfolios' investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. Risks may arise upon entering into these contracts from the potential inability of counterparts to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The aggregate principal amounts of the contracts are not recorded as the Portfolios intend to settle the contracts prior to delivery. Under the terms of foreign currency contracts open at March 31, 2001, the Portfolios are obligated to deliver or receive currency in exchange for U.S. dollars as indicated below:

                                 BLACKROCK FUNDS

                                                                                                             Unrealized
                                                                                             Value at          Foreign
     Settlement         Currency                      Currency             Contract          March 31,        Exchange
        Date             Amount                         Sold                Amount             2001          Gain/(Loss)
     ----------         -------------     ---------------------------     -----------       -----------     -----------
     International Equity Portfolio
     05/29/01           3,732,750,000     Japanese Yen ..............     $35,000,000       $29,977,112     $ 5,022,888
     05/29/01           7,485,180,125     Japanese Yen ..............      61,900,000        60,332,892       1,567,108
                                                                          -----------       -----------     -----------
                                                                          $96,900,000       $90,310,004     $ 6,589,996
                                                                          ===========       ===========     ===========

     International Small Cap Equity Portfolio
     04/12/01           3,500,000,000     Japanese Yen ..............     $29,326,005       $27,932,961     $ 1,393,044
                                                                          ===========       ===========     ===========
     Asia Pacific Equity Portfolio
     05/29/01              24,529,500     Japanese Yen ..............     $   230,000       $   196,992     $    33,008
     06/29/01              36,277,125     Japanese Yen ..............         300,000           292,405           7,595
                                                                          -----------       -----------     -----------
                                                                          $   530,000       $   489,397     $    40,603
                                                                          ===========       ===========     ===========

                                                                                                             Unrealized
                                                                                             Value at          Foreign
     Settlement         Currency                     Currency              Contract          March 31,        Exchange
        Date             Amount                       Bought                Amount             2001          Gain/(Loss)
     ----------         -------------     ---------------------------     -----------       -----------     -----------
     International Equity Portfolio
     06/29/01           3,732,750,000     Japanese Yen ..............     $32,663,910       $29,977,112     $(2,686,798)
                                                                          ===========       ===========     ===========
     Asia Pacific Equity Portfolio
     05/29/01              24,529,500     Japanese Yen ..............     $   214,649       $   196,992     $   (17,657)
                                                                          ===========       ===========     ===========

     SWAP AGREEMENTS -- The Balanced Portfolio may invest in swap agreements for the purpose of hedging against changes in interest rates or foreign currencies. Swap agreements involve the exchange by the Portfolio with another party of its respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.

     At  March  31,  2001,   the  following   Portfolio  had  a  swap  agreement
outstanding:

------------------------------------------------------------------------------------------------------------------------------
  PORTFOLIO    COUNTER-PARTY    TERMINATION DATE       INTEREST           INTEREST        NOTIONAL AMOUNT          UNREALIZED
                                                    RECEIVABLE RATE     PAYABLE RATE       (U.S. DOLLARS)         DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------
  Balanced     Goldman Sachs       10/03/2010           6.40%+              6.89%            $4,000,000            $(311,233)
------------------------------------------------------------------------------------------------------------------------------

     + Rate shown is the floating rate as of March 31, 2001.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide") was issued, and is effective for fiscal years beginning after December 15, 2000. The Guide will require the Fund to classify gains and losses on mortgage and asset-backed securities presently included in realized gains and losses, as part of interest income. Adopting this accounting principle will not effect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized gain/loss in the Statement of Operations. The Fund expects that the impact of the adoption of this principle will not be material to the financial statements.

                                 BLACKROCK FUNDS

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

     REVERSE REPURCHASE AGREEMENTS -- The Balanced Portfolio may enter into reverse repurchase agreements with qualified, third party brokers-dealers as determined by and under the direction of the Fund's Board of Trustees. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the
Portfolio  enters  into  a  reverse  repurchase  agreement,  it  identifies  for segregation certain liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

     FUTURES TRANSACTIONS -- The Portfolios may invest in financial futures contracts solely for the purposes of hedging their existing portfolio securities, or securities that the Portfolio intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Portfolios invest in futures contracts and options on futures contracts to commit funds awaiting investments in stocks or to maintain cash liquidity or, except with respect to the Index Equity Portfolio, for other hedging purposes. These portfolios' futures contracts obligate a portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

     OPTION SELLING/PURCHASING -- The Portfolios may invest in financial options contracts solely for the purpose of hedging their existing portfolio securities, or securities that the Portfolios intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Portfolio sells or purchases an option, an amount equal to the premium received or paid by the Portfolio is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolio has realized a gain or loss on investment transactions. The Portfolio as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Written Option transactions entered into during the six months ended March 31, 2001 are summarized as follows:

                                             Balanced Portfolio
                                       --------------------------------
                                       Number of
                                       Contracts               Premium
                                       --------------------------------
     Balance at 9/30/00 .............       --                 $    --
     Written ........................      250                  21,875
                                           ---                 -------
     Balance at 3/31/01 .............      250                 $21,875
                                           ===                 =======

     TBA PURCHASE COMMITMENTS -- The Balanced Portfolio may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased

                                 BLACKROCK FUNDS
declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

     MORTGAGE DOLLAR ROLLS -- The Balanced Portfolio may enter into mortgage dollar rolls (principally using TBA's) in which the Portfolio sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Portfolio accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. The Portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

     In a "fee" roll, the compensation is recorded as deferred income and amortized to income over the roll period. In a "drop" roll, the compensation is paid via a lower price for the security upon its repurchase. The counterpart receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement date made on settlement date, without physical delivery of the securities subject to the contract. A Portfolio engages in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

     SECURITIES LENDING -- Prior to the close of each business day, loans of securities are secured by collateral at least equal to 102% of the market value of the securities on loan. However, due to market fluctuations, the collateral may fall under 102% of the market value of the securities on loan. On the next business day the collateral is adjusted to meet the 102% requirement based on the prior day's market fluctuations and the current day's security lending activity. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The market value of securities on loan to brokers, the value of collateral held by the Fund and income earned on securities lending with respect to such loans (including rights to draw on letters of credit) at March 31, 2001, is as follows:

                                                             Market Value of Securities  Value of Collateral     Income Earned
                                                                       on Loan                 Received      On Securities Loaned*
                                                             --------------------------  ------------------  ---------------------
            Large Cap Value Equity Portfolio .............            $139,743,689            $144,713,372         $  135,125
            Large Cap Growth Equity Portfolio ............              78,398,414              98,127,790             99,211
            Mid-Cap Value Equity Portfolio ...............              61,485,378              63,689,264             38,439
            Mid-Cap Growth Equity Portfolio ..............             111,217,650             118,388,019            500,754
            Small Cap Value Equity Portfolio .............              37,396,320              38,908,343             87,578
            Small Cap Growth Equity Portfolio ............              93,365,223              96,396,178          1,451,811
            International Small Cap Equity Portfolio .....               2,028,982               2,157,500            150,970
            Select Equity Portfolio ......................             115,614,219             119,040,886            208,639
            Balanced Portfolio ...........................              49,301,122              50,759,720            130,591

     *Income is included in interest income on the Statements of Operations.

     OTHER -- Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

     Some countries in which the Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

     The Index Equity Portfolio accrues its respective share of income net of expenses daily on its investment in The U.S. Large Company Series of The DFA Investment Trust Company, which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Master Fund are allocated pro rata at the time of such determination.

                                 BLACKROCK FUNDS

(B) TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc. ("BlackRock"), a wholly owned subsidiary of BlackRock, Inc., serves as investment adviser for each of the Fund's Portfolios, except for Index Equity, European Equity and Asia Pacific Equity Portfolios. BlackRock Financial Management, Inc. ("BFM"), a wholly-owned subsidiary of BlackRock, serves as the sub-adviser for the Balanced Portfolio. BlackRock International, Ltd. ("BIL"), an indirect wholly-owned subsidiary of BlackRock, serves as the investment advisor for the European Equity and Asia Pacific Equity Portfolios and serves as the sub-adviser for the International Equity, International Small Cap Equity and International Emerging Markets Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

     For their advisory services, BlackRock and BIL (with respect to the European Equity and Asia Pacific Equity Portfolios) are entitled to receive fees at the following annual rates, computed daily and payable monthly, based on each Portfolio's average daily net assets:

     Large Cap Value Equity, Large Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Select Equity, and Balanced Portfolios -- .55% of the first $1 billion, .50% of the next $1 billion, .475% of the next $1 billion, and
 .45% of net assets in excess of $3 billion.

     Mid-Cap Value Equity and Mid-Cap Growth Equity -- .80% of the first $1 billion, .70% of the next $1 billion, .675% of the next $1 billion and .625% of net assets in excess of $3 billion.

     Micro-Cap Equity Portfolio -- 1.10% of the first $1 billion, 1.05% of the next $1 billion, 1.025% of the next $1 billion, and 1.00% of the net assets in excess of $3 billion.

     Global Science & Technology, European Equity and Asia Pacific Equity Portfolios -- .90% of the first $1 billion, .85% of the next $1 billion, .80% of the next 1 billion, .75% of net assets in excess of $3 billion.

     International Equity Portfolio -- .75% of its first $1 billion, .70% of the next $1 billion, .675% of the next $1 billion and .65% of net assets in excess of $3 billion.

     International Small Cap Equity -- 1.00% of its first $1 billion, .95% of the next $1 billion, .90% of the next $1 billion and .85% of net assets in excess of $3 billion.

     International Emerging Markets Portfolio -- 1.25% of its first $1 billion, 1.20% of the next $1 billion, 1.155% of the next $1 billion, and 1.10% of net assets in excess of $3 billion.

     For the six months ended March 31, 2001, advisory fees and waivers for each Portfolio were as follows:

                                                        Gross                                   Net
                                                     Advisory Fee          Waiver          Advisory Fee
                                                     ------------         --------         ------------
     Large Cap Value Equity Portfolio ..............  $5,649,552          $     --          $5,649,552
     Large Cap Growth Equity Portfolio .............   3,695,383                --           3,695,383
     Mid-Cap Value Equity Portfolio ................   1,018,251                --           1,018,251
     Mid-Cap Growth Equity Portfolio ...............   2,941,382                --           2,941,382
     Small Cap Value Equity Portfolio ..............   1,501,444                --           1,501,444
     Small Cap Growth Equity Portfolio .............   5,517,652                --           5,517,652
     Micro-Cap Equity Portfolio ....................   2,197,984                --           2,197,984
     Global Science & Technology Portfolio .........     536,479           301,952             234,527
     European Equity Portfolio .....................      49,327            49,327                  --
     International Equity Portfolio ................   3,490,730                --           3,490,730
     International Small Cap Equity Portfolio ......   1,054,557           308,094             746,463
     Asia Pacific Equity Portfolio .................      12,211            12,211                  --
     International Emerging Markets Portfolio ......     513,289            10,953             502,336
     Select Equity Portfolio .......................   4,243,356                --           4,243,356
     Balanced Portfolio ............................   2,104,064                --           2,104,064

     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into an expense limitation agreement effective February 1, 1999. The agreement sets a limit on certain of the operating expenses of each Portfolio for the next year and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits apply to expenses charged on Portfolio assets as a whole, but not expenses separately charged to the different share of classes of a Portfolio.

                                 BLACKROCK FUNDS

     If in the following two years the operating expenses of a Portfolio that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that Portfolio, the Portfolio is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if:
(1) the Portfolio has more than $50 million in assets, (2) BlackRock continues to be the Portfolio's investment adviser and (3) the Board of Trustees of the Fund has approved the payments to BlackRock on a quarterly basis.

     At March 31, 2001, the expense limits as a percentage of average daily net assets and amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

     Large Cap Value Equity Portfolio .................   .630%     $     --
     Large Cap Growth Equity Portfolio ................   .650%           --
     Mid-Cap Value Equity Portfolio ...................   .995%           --
     Mid-Cap Growth Equity Portfolio ..................   .995%           --
     Small Cap Value Equity Portfolio .................   .705%           --
     Small Cap Growth Equity Portfolio ................   .690%           --
     Micro-Cap Equity Portfolio .......................  1.305%           --
     Global Science & Technology Portfolio ............  1.025%      509,852
     European Equity Portfolio ........................  1.275%       62,567
     International Equity Portfolio ...................   .900%      106,173
     International Small Cap Equity Portfolio .........  1.155%      608,884
     Asia Pacific Equity Portfolio ....................  1.275%       19,411
     International Emerging Markets Portfolio .........  1.565%       10,953
     Select Equity Portfolio ..........................   .645%           --
     Index Equity Portfolio ...........................   .150%           --
     Balanced Portfolio ...............................   .690%           --

     BlackRock pays BIL and BFM fees for their sub-advisory services.

     PFPC Inc. ("PFPC"), an indirect subsidiary of The PNC Financial Services Group, Inc., and BlackRock act as co-administrators for the Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: .085% of the first $500 million, .075% of the next $500 million and .065% of assets in excess of $1 billion. In addition, each of the classes is charged an administration fee based on the following percentage of average daily net assets of each respective class: .145% of the first $500 million, .135% of the next $500 million, and
 .125% of assets in excess of $1 billion. In addition, PFPC and BlackRock may have, at their discretion, voluntarily waived all or any portion of their administration fees for any Portfolio.

     For the six months ended March 31, 2001, administration fees and waivers for each Portfolio were as follows:

                                                               Gross                                  Net
                                                          Administration                        Administration
                                                                Fee                Waiver             Fee
                                                          ---------------         -------       ---------------
     Large Cap Value Equity Portfolio ..................     $2,210,108           $    --          $2,210,108
     Large Cap Growth Equity Portfolio .................      1,459,094                --           1,459,094
     Mid-Cap Value Equity Portfolio ....................        292,747                --             292,747
     Mid-Cap Growth Equity Portfolio ...................        821,975                --             821,975
     Small Cap Value Equity Portfolio ..................        623,142                --             623,142
     Small Cap Growth Equity Portfolio .................      2,160,585                --           2,160,585
     Micro-Cap Equity Portfolio ........................        458,851                --             458,851
     Global Science & Technology Portfolio .............        137,101                --             137,101
     European Equity Portfolio .........................         12,606            12,606                  --
     International Equity Portfolio ....................      1,025,627                --           1,025,627
     International Small Cap Equity Portfolio ..........        242,548                --             242,548
     Asia Pacific Equity Portfolio .....................          3,120             3,120                  --
     International Emerging Markets Portfolio ..........         94,445                --              94,445
     Select Equity Portfolio ...........................      1,667,325                --           1,667,325
     Index Equity Portfolio ............................      1,549,956            72,595           1,477,361
     Balanced Portfolio ................................        853,233                --             853,233

                                 BLACKROCK FUNDS

     Prior to February 1, 1999, BlackRock may have, at its discretion, waived all or any portion of its advisory fees for any Portfolio. In addition, PFPC and BlackRock may have, at their discretion, voluntarily waived all or any portion of their administration fees for any Portfolio.

     PFPC Trust Co., an indirect subsidiary of The PNC Financial Services Group, Inc., serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     Under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense of payments
("distribution fees") made to BlackRock Distributors, Inc., an indirect subsidiary of The PNC Financial Services Group, Inc., as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into arrangements with various service organizations (including PNC Bank and its affiliates) that provide support service to their customers who are the beneficial owners of shares in each Investor Class and the Service Class. Refer to the fee table in the Notes to Financial Statements for fee information.

(C) PURCHASES AND SALES OF SECURITIES

     For the six months ended March 31, 2001, purchases and sales of securities, other than short-term and government securities, were as follows:

                                                                Purchases                 Sales
                                                             ---------------         --------------
     Large Cap Value Equity Portfolio .....................  $ 1,484,190,995         $1,739,842,731
     Large Cap Growth Equity Portfolio ....................    1,175,953,705          1,143,417,325
     Mid-Cap Value Equity Portfolio .......................      419,409,257            384,797,871
     Mid-Cap Growth Equity Portfolio ......................    2,031,340,721          2,013,384,785
     Small Cap Value Equity Portfolio .....................      931,931,007            541,416,805
     Small Cap Growth Equity Portfolio ....................   44,182,775,684          2,321,374,962
     Micro-Cap Equity Portfolio ...........................      520,383,260            591,043,008
     Global Science & Technology Portfolio ................      335,364,588            308,066,878
     European Equity Portfolio ............................       25,707,885             17,858,743
     International Equity Portfolio .......................    1,033,876,850          1,404,130,684
     International Small Cap Equity Portfolio .............      227,817,954            175,374,739
     Asia Pacific Equity Portfolio ........................        2,577,835              2,457,781
     International Emerging Markets Portfolio .............       54,340,449            104,473,464
     Select Equity Portfolio ..............................    1,070,511,943          1,169,683,107
     Balanced Portfolio ...................................      543,943,643            570,736,384

     For the six months ended March 31, 2001, purchases and sales of government securities were as follows:

                                                                Purchases                 Sales
                                                             ---------------         --------------
     Large Cap Value Equity Portfolio .....................   $   93,899,754           $ 19,984,285
     Large Cap Growth Equity Portfolio ....................      159,763,962             48,961,786
     Mid-Cap Value Equity Portfolio .......................       21,984,372              5,998,918
     Mid-Cap Growth Equity Portfolio ......................      536,067,037            107,937,668
     Small Cap Value Equity Portfolio .....................       37,957,239             14,989,654
     Small Cap Growth Equity Portfolio ....................    1,989,335,054            676,637,402
     Micro-Cap Equity Portfolio ...........................      271,487,592             46,973,103
     Global Science & Technology Portfolio ................       85,922,586             11,994,151
     European Equity Portfolio ............................          249,708                249,782
     International Equity Portfolio .......................      351,749,934             37,984,242
     International Small Cap Equity Portfolio .............      242,786,906                     --
     Select Equity Portfolio ..............................      252,493,599              7,998,558
     Balanced Portfolio ...................................      323,516,283            284,520,237

                                 BLACKROCK FUNDS

(D)    CAPITAL SHARES

     Transactions in capital shares for each period were as follows:

                                                                               Large Cap Value Equity Portfolio
                                                          -------------------------------------------------------------------------
                                                               For the Six Months Ended                 For the Year Ended
                                                                      3/31/01                               9/30/00
                                                          ---------------------------------       ---------------------------------
                                                                    (Unaudited)
                                                             Shares               Value             Shares               Value
                                                          -----------         -------------       -----------         -------------
Shares sold:
     Institutional Class ...........................       14,041,331         $ 202,397,572        21,059,025         $ 303,881,479
     Service Class .................................        3,760,844            54,185,271        12,053,131           174,709,625
     Investor A Class ..............................        5,729,049            81,879,187         2,462,922            36,281,976
     Investor B Class ..............................          281,252             3,845,421           655,508             9,607,967
     Investor C Class ..............................          465,532             6,589,564           474,642             6,906,585
Shares issued in reinvestment of dividends:
     Institutional Class ...........................        7,766,907           107,984,358        10,005,910           150,620,221
     Service Class .................................        2,057,658            28,595,203         2,338,854            35,126,386
     Investor A Class ..............................          275,233             3,819,092           316,742             4,754,137
     Investor B Class ..............................          135,150             1,853,178           164,563             2,450,522
     Investor C Class ..............................           16,638               228,330             6,753               100,487
Shares redeemed:
     Institutional Class ...........................      (28,378,405)         (410,825,162)      (31,819,699)         (467,284,920)
     Service Class .................................       (6,260,602)          (90,673,122)      (15,848,063)         (230,955,752)
     Investor A Class ..............................       (5,878,622)          (84,822,225)       (2,944,199)          (43,068,786)
     Investor B Class ..............................         (240,309)           (3,408,468)         (862,116)          (12,465,860)
     Investor C Class ..............................         (280,859)           (3,998,978)         (240,362)           (3,479,269)
                                                          -----------         -------------       -----------         -------------
Net decrease .......................................       (6,509,203)        $(102,350,779)       (2,176,389)        $ (32,815,202)
                                                          ===========         =============       ===========         =============

                                                                               Large Cap Growth Equity Portfolio
                                                          -------------------------------------------------------------------------
                                                               For the Six Months Ended                 For the Year Ended
                                                                      3/31/01                               9/30/00
                                                          ---------------------------------       ---------------------------------
                                                                    (Unaudited)
                                                             Shares               Value             Shares               Value
                                                          -----------         -------------       -----------         -------------
Shares sold:
     Institutional Class ...........................       11,528,903         $ 180,081,483         5,181,343         $ 125,892,243
     Service Class .................................        8,054,595           127,875,028         7,389,561           176,700,397
     Investor A Class ..............................        6,810,226           107,846,579        17,574,002           420,527,918
     Investor B Class ..............................          617,500             9,836,972         1,390,352            32,834,353
     Investor C Class ..............................          253,435             3,953,094           653,884            14,960,690
Shares issued in reinvestment of dividends:
     Institutional Class ...........................        7,208,616           127,159,986         7,371,175           157,669,427
     Service Class .................................        2,020,157            35,271,942         1,832,432            38,975,832
     Investor A Class ..............................          538,785             9,331,767           421,781             8,924,882
     Investor B Class ..............................          422,419             6,940,342           265,178             5,401,678
     Investor C Class ..............................           50,570               828,849            11,611               236,510
Shares redeemed:
     Institutional Class ...........................       (7,756,089)         (127,556,168)       (8,687,220)         (209,671,718)
     Service Class .................................       (5,186,892)          (84,566,951)       (8,016,404)         (192,599,343)
     Investor A Class ..............................       (6,835,939)         (106,857,013)      (16,991,535)         (406,886,237)
     Investor B Class ..............................         (593,436)           (8,634,674)         (410,879)          (10,162,906)
     Investor C Class ..............................         (187,381)           (2,825,198)         (329,430)           (7,506,989)
                                                          -----------         -------------       -----------         -------------
Net increase .......................................       16,945,469         $ 278,686,038         7,655,851         $ 155,296,737
                                                          ===========         =============       ===========         =============

                                 BLACKROCK FUNDS

                                                                                Mid-Cap Value Equity Portfolio
                                                          -------------------------------------------------------------------------
                                                               For the Six Months Ended                 For the Year Ended
                                                                      3/31/01                               9/30/00
                                                          ---------------------------------       ---------------------------------
                                                                    (Unaudited)
                                                             Shares               Value             Shares               Value
                                                          -----------         -------------       -----------         -------------
Shares sold:
     Institutional Class ...........................        4,456,044         $  55,736,872         5,107,852         $  59,567,308
     Service Class .................................        1,770,221            21,893,140         2,912,782            33,082,252
     Investor A Class ..............................          147,003             1,833,158           175,528             2,044,578
     Investor B Class ..............................          266,164             3,269,598           127,547             1,478,022
     Investor C Class ..............................          235,470             2,932,299            97,288             1,101,494
Shares issued in reinvestment of dividends:
     Institutional Class ...........................          285,625             3,458,046           432,597             5,009,330
     Service Class .................................           32,974               398,775            85,989               990,785
     Investor A Class ..............................            5,477                65,792             7,499                86,394
     Investor B Class ..............................            5,949                70,910             8,631                98,310
     Investor C Class ..............................            1,468                17,501               416                 4,743
Shares redeemed:
     Institutional Class ...........................       (3,197,834)          (39,914,080)       (9,036,661)         (105,214,137)
     Service Class .................................         (603,252)           (7,537,552)       (5,151,263)          (58,857,701)
     Investor A Class ..............................          (75,883)             (944,051)         (263,935)           (3,060,530)
     Investor B Class ..............................          (60,161)             (735,230)         (203,237)           (2,344,163)
     Investor C Class ..............................          (82,815)           (1,018,460)          (59,315)             (665,918)
                                                          -----------         -------------       -----------         -------------
Net increase (decrease) ............................        3,186,450         $  39,526,718        (5,758,282)        $ (66,679,233)
                                                          ===========         =============       ===========         =============

                                                                                Mid-Cap Growth Equity Portfolio
                                                          -------------------------------------------------------------------------
                                                               For the Six Months Ended                 For the Year Ended
                                                                      3/31/01                               9/30/00
                                                          ---------------------------------       ---------------------------------
                                                                    (Unaudited)
                                                             Shares               Value             Shares               Value
                                                          -----------         -------------       -----------         -------------
Shares sold:
     Institutional Class ...........................       13,484,907         $ 170,561,598         6,419,958         $ 154,262,929
     Service Class .................................        2,985,777            38,020,925         2,949,038            67,348,469
     Investor A Class ..............................        5,062,649            65,865,072         9,465,029           228,068,714
     Investor B Class ..............................        2,430,925            31,243,814         4,320,815           102,883,707
     Investor C Class ..............................        1,565,351            20,168,499         2,640,801            63,978,385
Shares issued in reinvestment of dividends:
     Institutional Class ...........................        9,885,787           137,807,873         5,742,261           100,432,139
     Service Class .................................        1,113,554            15,177,743           840,743            14,528,044
     Investor A Class ..............................        1,489,577            19,960,338           244,262             4,186,644
     Investor B Class ..............................        2,066,370            26,325,557           255,359             4,267,056
     Investor C Class ..............................          682,854             8,692,724            27,175               454,101
Shares redeemed:
     Institutional Class ...........................       (7,417,986)         (115,135,862)       (6,018,471)         (140,690,244)
     Service Class .................................       (1,032,706)          (14,599,766)       (4,268,278)         (100,024,522)
     Investor A Class ..............................       (4,637,464)          (58,439,234)       (7,180,445)         (173,038,411)
     Investor B Class ..............................       (1,571,253)          (20,308,450)         (375,930)           (8,735,382)
     Investor C Class ..............................       (1,267,933)          (15,454,088)         (311,984)           (7,309,060)
                                                          -----------         -------------       -----------         -------------
Net increase .......................................       24,840,409         $ 309,886,743        14,750,333         $ 310,612,569
                                                          ===========         =============       ===========         =============

                                 BLACKROCK FUNDS

                                                                               Small Cap Value Equity Portfolio
                                                          -------------------------------------------------------------------------
                                                               For the Six Months Ended                 For the Year Ended
                                                                      3/31/01                               9/30/00
                                                          ---------------------------------       ---------------------------------
                                                                    (Unaudited)
                                                             Shares               Value             Shares               Value
                                                          -----------         -------------       -----------         -------------
Shares sold:
     Institutional Class ...........................        2,148,482         $  35,390,208         6,002,329         $  90,536,104
     Service Class .................................          389,553             6,438,178         1,876,242            27,903,469
     Investor A Class ..............................          763,104            12,671,940         5,814,649            86,661,723
     Investor B Class ..............................          207,688             3,303,900           123,120             1,810,706
     Investor C Class ..............................          270,229             4,292,811           193,780             2,810,743
Shares issued in reinvestment of dividends:
     Institutional Class ...........................        1,295,411            20,497,061           122,971             1,956,585
     Service Class .................................          169,463             2,679,578            16,752               265,125
     Investor A Class ..............................           69,272             1,094,911             3,850                61,080
     Investor B Class ..............................           32,973               502,392                --                    --
     Investor C Class ..............................            5,229                79,677                --                    --
Shares redeemed:
     Institutional Class ...........................       (5,820,965)          (96,657,068)      (13,881,814)         (211,758,888)
     Service Class .................................         (532,510)           (8,798,338)       (3,448,251)          (51,767,737)
     Investor A Class ..............................         (687,141)          (11,316,955)       (6,479,454)          (96,435,065)
     Investor B Class ..............................           (4,642)               (5,983)         (736,172)          (11,032,506)
     Investor C Class ..............................         (173,727)           (2,749,202)         (552,282)           (7,848,326)
                                                          -----------         -------------       -----------         -------------
Net decrease .......................................       (1,867,581)        $ (32,576,890)      (10,944,280)        $(166,836,987)
                                                          ===========         =============       ===========         =============

                                                                               Small Cap Growth Equity Portfolio
                                                          -------------------------------------------------------------------------
                                                               For the Six Months Ended                 For the Year Ended
                                                                      3/31/01                               9/30/00
                                                          ---------------------------------       ---------------------------------
                                                                    (Unaudited)
                                                             Shares               Value             Shares               Value
                                                          -----------         -------------       -----------         -------------
Shares sold:
     Institutional Class ...........................       14,250,262         $ 290,291,219        15,825,088         $ 537,679,305
     Service Class .................................        2,339,833            47,974,878         4,754,778           164,308,526
     Investor A Class ..............................       10,603,866           202,976,842        19,702,034           626,566,564
     Investor B Class ..............................          816,017            15,528,948         1,158,260            41,330,718
     Investor C Class ..............................          841,744            16,251,376         1,379,513            51,279,862
Shares issued in reinvestment of dividends:
     Institutional Class ...........................       20,215,569           431,637,657         7,880,918           207,425,770
     Service Class .................................        3,829,667            79,044,333         1,078,402            27,779,631
     Investor A Class ..............................        1,115,746            22,605,024           363,596             9,282,595
     Investor B Class ..............................          828,041            15,774,175           285,588             7,022,605
     Investor C Class ..............................          301,455             5,739,711            49,871             1,226,340
Shares redeemed:
     Institutional Class ...........................      (14,179,589)         (306,380,894)      (18,453,305)         (630,826,386)
     Service Class .................................       (2,043,519)          (40,633,341)       (3,647,821)         (123,258,453)
     Investor A Class ..............................       (9,378,645)         (175,379,932)      (18,199,360)         (572,529,098)
     Investor B Class ..............................         (623,171)          (11,453,621)         (381,837)          (12,526,233)
     Investor C Class ..............................         (674,755)          (12,562,152)         (503,287)          (16,954,766)
                                                          -----------         -------------       -----------         -------------
Net increase .......................................       28,242,521         $ 581,414,223        11,292,438         $ 317,806,980
                                                          ===========         =============       ===========         =============

                                 BLACKROCK FUNDS

                                                                                  Micro-Cap Equity Portfolio
                                                          -------------------------------------------------------------------------
                                                               For the Six Months Ended                 For the Year Ended
                                                                      3/31/01                               9/30/00
                                                          ---------------------------------       ---------------------------------
                                                                    (Unaudited)
                                                             Shares               Value             Shares               Value
                                                          -----------         -------------       -----------         -------------
Shares sold:
     Institutional Class ...........................          290,026         $   7,684,832         1,587,945         $  60,263,180
     Service Class .................................            2,759                60,766            54,016             2,097,072
     Investor A Class ..............................          492,725            12,946,791         3,392,986           126,838,511
     Investor B Class ..............................          604,368            16,100,459         3,594,392           126,626,613
     Investor C Class ..............................          536,086            13,911,475         3,270,759           117,963,378
Shares issued in reinvestment of dividends:
     Institutional Class ...........................          441,837            11,964,918           100,965             3,059,242
     Service Class .................................           12,279               328,969             1,084                32,697
     Investor A Class ..............................          881,318            23,495,923           189,502             5,704,020
     Investor B Class ..............................        1,240,337            32,236,368           212,479             6,327,636
     Investor C Class ..............................          561,234            14,580,858            90,264             2,688,049
Shares redeemed:
     Institutional Class ...........................         (688,010)          (20,931,652)         (475,412)          (19,578,880)
     Service Class .................................          (14,637)             (481,833)          (20,458)             (764,804)
     Investor A Class ..............................       (1,276,077)          (32,999,522)       (2,055,635)          (83,749,734)
     Investor B Class ..............................       (1,380,219)          (33,456,972)       (1,170,746)          (49,152,149)
     Investor C Class ..............................       (1,248,610)          (31,464,547)       (1,155,679)          (48,497,573)
                                                          -----------         -------------       -----------         -------------
Net increase .......................................          455,416         $  13,976,833         7,616,462         $ 249,857,258
                                                          ===========         =============       ===========         =============

                                                                             Global Science & Technology Portfolio
                                                          -------------------------------------------------------------------------
                                                               For the Six Months Ended                     For the Period
                                                                      3/31/01                          5/15/00 1 Through 9/30/00
                                                          ---------------------------------       ---------------------------------
                                                                    (Unaudited)
                                                             Shares               Value             Shares               Value
                                                          -----------         -------------       -----------         -------------
Shares sold:
     Institutional Class ...........................        1,037,245         $  10,659,488         1,745,300         $  19,473,736
     Service Class .................................            8,942                90,118             1,524                17,337
     Investor A Class ..............................        1,451,803            15,025,489         3,448,637            38,311,551
     Investor B Class ..............................        1,949,743            19,735,708         4,944,989            55,529,303
     Investor C Class ..............................        1,243,196            12,200,190         1,078,551            12,239,431
Shares redeemed:
     Institutional Class ...........................         (867,171)           (7,586,294)          (33,274)             (389,760)
     Service Class .................................           (5,980)              (49,872)             (168)               (2,000)
     Investor A Class ..............................       (1,055,805)           (9,178,212)         (123,065)           (1,446,747)
     Investor B Class ..............................       (1,142,714)           (9,930,174)         (113,828)           (1,255,101)
     Investor C Class ..............................         (744,852)           (5,954,309)          (28,852)             (336,858)
                                                          -----------         -------------       -----------         -------------
Net increase .......................................        1,874,407         $  25,012,132        10,919,814         $ 122,140,892
                                                          ===========         =============       ===========         =============

----------
1 Commencement of operations.

                                 BLACKROCK FUNDS

                                                                                   European Equity Portfolio
                                                          -------------------------------------------------------------------------
                                                               For the Six Months Ended                     For the Period
                                                                      3/31/01                          6/23/00 1 Through 9/30/00
                                                          ---------------------------------       ---------------------------------
                                                                    (Unaudited)
                                                             Shares               Value             Shares               Value
                                                          -----------         -------------       -----------         -------------
Shares sold:
     Institutional Class ...........................          637,824         $   5,927,269           993,495         $  10,075,267
     Service Class .................................             --                    --                  10                   100
     Investor A Class ..............................           96,839               898,084            50,838               490,020
     Investor B Class ..............................          282,557             2,617,938            40,200               386,311
     Investor C Class ..............................           99,057               929,766            10,609               106,623
Shares issued in reinvestment of dividends:
     Institutional Class ...........................              568                 5,227                --                    --
     Service Class .................................               --                    --                --                    --
     Investor A Class ..............................               --                    --                --                    --
     Investor B Class ..............................               --                    --                --                    --
     Investor C Class ..............................               --                    --                --                    --
Shares redeemed:
     Institutional Class ...........................         (285,565)           (2,668,718)         (483,559)           (4,975,822)
     Service Class .................................               --                    --                --                    --
     Investor A Class ..............................           (7,068)              (62,348)           (1,124)              (10,771)
     Investor B Class ..............................          (21,241)             (194,400)               --                    --
     Investor C Class ..............................           (2,654)              (25,650)               --                    --
                                                          -----------         -------------       -----------         -------------
Net increase .......................................          800,317         $   7,427,168           610,469         $   6,071,728
                                                          ===========         =============       ===========         =============

                                                                                International Equity Portfolio
                                                          -------------------------------------------------------------------------
                                                               For the Six Months Ended                 For the Year Ended
                                                                      3/31/01                               9/30/00
                                                          ---------------------------------       ---------------------------------
                                                                    (Unaudited)
                                                             Shares               Value             Shares               Value
                                                          -----------         -------------       -----------         -------------
Shares sold:
     Institutional Class ...........................       15,960,520         $ 177,740,015        29,697,322         $ 457,996,747
     Service Class .................................       11,206,439           117,525,661        11,933,247           184,608,990
     Investor A Class ..............................       53,919,849           586,260,224        31,961,360           487,329,573
     Investor B Class ..............................           54,660               599,336           163,742             2,495,886
     Investor C Class ..............................        1,311,610            13,721,837           565,172             8,474,235
Shares issued in reinvestment of dividends:
     Institutional Class ...........................       11,188,570           125,311,984         8,845,928           132,243,264
     Service Class .................................        1,824,691            20,254,071         1,062,330            15,774,697
     Investor A Class ..............................          375,723             4,191,495           220,617             3,258,096
     Investor B Class ..............................           90,287               969,680            57,141               827,968
     Investor C Class ..............................            8,183                87,886               952                13,795
Shares redeemed:
     Institutional Class ...........................      (53,053,784)         (625,466,398)      (28,926,417)         (449,928,967)
     Service Class .................................       (9,948,271)         (107,563,676)      (10,734,549)         (167,249,593)
     Investor A Class ..............................      (54,187,498)         (593,613,634)      (32,107,602)         (492,613,067)
     Investor B Class ..............................         (137,251)           (1,487,453)          (99,534)           (1,489,367)
     Investor C Class ..............................       (1,229,837)          (12,942,671)         (503,533)           (7,629,588)
                                                          -----------         -------------       -----------         -------------
Net increase (decrease) ............................      (22,616,109)        $(294,411,643)       12,136,176         $ 174,112,669
                                                          ===========         =============       ===========         =============

----------
1 Commencement of operations.

                                 BLACKROCK FUNDS

                                                                           International Small Cap Equity Portfolio
                                                          -------------------------------------------------------------------------
                                                               For the Six Months Ended                 For the Year Ended
                                                                      3/31/01                               9/30/00
                                                          ---------------------------------       ---------------------------------
                                                                    (Unaudited)
                                                             Shares               Value             Shares               Value
                                                          -----------         -------------       -----------         -------------
Shares sold:
     Institutional Class ...........................        3,909,384         $  76,841,656         4,455,314         $ 109,895,920
     Service Class .................................        1,408,697            27,077,835            74,174             2,059,328
     Investor A Class ..............................        2,982,032            55,365,132         3,284,442            84,337,844
     Investor B Class ..............................          196,397             3,797,447         2,969,892            77,099,187
     Investor C Class ..............................        1,211,725            22,319,992         3,146,456            82,180,938
Shares issued in reinvestment of dividends:
     Institutional Class ...........................            5,276               108,375           175,081             2,510,668
     Service Class .................................               37                   757                74                 1,058
     Investor A Class ..............................            2,368                48,170             9,070               129,335
     Investor B Class ..............................            3,328                66,838             8,762               124,151
     Investor C Class ..............................            2,089                41,952             3,274                46,389
Shares redeemed:
     Institutional Class ...........................       (1,844,305)          (37,787,757)       (2,703,386)          (65,448,473)
     Service Class .................................       (1,236,772)          (22,725,808)          (53,871)           (1,594,538)
     Investor A Class ..............................       (3,095,327)          (57,693,117)       (1,567,242)          (37,873,960)
     Investor B Class ..............................         (579,197)          (10,968,667)         (612,137)          (14,380,729)
     Investor C Class ..............................       (1,627,983)          (30,243,323)       (1,251,517)          (29,531,863)
                                                          -----------         -------------       -----------         -------------
Net increase .......................................        1,337,749         $  26,249,482         7,938,386         $ 209,555,255
                                                          ===========         =============       ===========         =============

                                                                                 Asia Pacific Equity Portfolio
                                                          -------------------------------------------------------------------------
                                                               For the Six Months Ended                     For the Period
                                                                      3/31/01                          6/23/00 1 Through 9/30/00
                                                          ---------------------------------       ---------------------------------
                                                                    (Unaudited)
                                                             Shares               Value             Shares               Value
                                                          -----------         -------------       -----------         -------------
Shares sold:
     Institutional Class ...........................           31,539         $     272,500           303,910         $   3,039,421
     Service Class .................................          123,593               991,369                10                   100
     Investor A Class ..............................            1,250                10,195             4,840                47,173
     Investor B Class ..............................              909                 7,345             1,189                11,600
     Investor C Class ..............................               --                    --               258                 2,430
Shares issued in reinvestment of dividends:
     Institutional Class ...........................              323                 2,741                --                    --
     Service Class .................................               --                     2                --                    --
     Investor A Class ..............................               96                   812                --                    --
     Investor B Class ..............................               14                   117                --                    --
     Investor C Class ..............................                6                    54                --                    --
Shares redeemed:
     Institutional Class ...........................          (13,762)             (111,232)               --                    --
     Service Class .................................         (123,593)           (1,004,164)               --                    --
     Investor A Class ..............................             (205)               (1,670)             (990)               (9,416)
     Investor B Class ..............................             (534)               (4,968)              (99)                 (935)
     Investor C Class ..............................               --                    --                --                    --
                                                          -----------         -------------       -----------         -------------
Net increase .......................................           19,636         $     163,101           309,118         $   3,090,373
                                                          ===========         =============       ===========         =============

----------
1 Commencement of operations.

                                 BLACKROCK FUNDS

                                                                           International Emerging Markets Portfolio
                                                          -------------------------------------------------------------------------
                                                               For the Six Months Ended                 For the Year Ended
                                                                      3/31/01                               9/30/00
                                                          ---------------------------------       ---------------------------------
                                                                    (Unaudited)
                                                             Shares               Value             Shares               Value
                                                          -----------         -------------       -----------         -------------
Shares sold:
     Institutional Class ...........................        2,501,224         $  13,679,942         8,368,795         $  59,320,887
     Service Class .................................        1,000,303             5,529,530         3,985,445            28,335,232
     Investor A Class ..............................        3,444,191            18,218,847           356,791             2,518,742
     Investor B Class ..............................           57,890               318,320            56,215               399,834
     Investor C Class ..............................           40,350               221,533           581,728             4,029,705
Shares issued in reinvestment of dividends:
     Institutional Class ...........................          153,787               779,698            57,287               444,544
     Service Class .................................               --                    --            12,418                96,366
     Investor A Class ..............................               --                    --             1,324                10,206
     Investor B Class ..............................               --                    --                --                    --
     Investor C Class ..............................               --                    --                --                    --
Shares redeemed:
     Institutional Class ...........................      (11,114,654)          (60,205,473)       (2,775,999)          (20,354,769)
     Service Class .................................       (4,752,459)          (25,421,794)       (2,509,874)          (18,425,387)
     Investor A Class ..............................       (3,591,920)          (19,133,601)         (293,046)           (2,080,517)
     Investor B Class ..............................          (56,436)             (299,603)          (30,290)             (215,602)
     Investor C Class ..............................          (50,326)             (264,081)         (530,758)           (3,652,816)
                                                          -----------         -------------       -----------         -------------
Net increase (decrease) ............................      (12,368,050)        $ (66,576,682)        7,280,036         $  50,426,425
                                                          ===========         =============       ===========         =============

                                                                                    Select Equity Portfolio
                                                          -------------------------------------------------------------------------
                                                               For the Six Months Ended                 For the Year Ended
                                                                      3/31/01                               9/30/00
                                                          ---------------------------------       ---------------------------------
                                                                    (Unaudited)
                                                             Shares               Value             Shares               Value
                                                          -----------         -------------       -----------         -------------
Shares sold:
     Institutional Class ...........................        5,808,912         $  94,404,452         5,706,765         $ 121,352,265
     Service Class .................................        2,960,623            48,052,488         5,453,787           115,407,071
     Investor A Class ..............................          805,088            12,632,667         2,469,235            53,107,885
     Investor B Class ..............................          287,540             4,501,276         1,279,348            26,830,474
     Investor C Class ..............................          119,333             1,891,547           353,087             7,402,021
Shares issued in reinvestment of dividends:
     Institutional Class ...........................       11,533,752           185,620,001         4,952,977           102,218,393
     Service Class .................................        2,192,936            35,185,321           843,564            17,393,897
     Investor A Class ..............................          554,612             8,888,629           219,108             4,512,603
     Investor B Class ..............................          658,711            10,262,716           223,171             4,519,221
     Investor C Class ..............................           36,221               563,964            11,725               237,322
Shares redeemed:
     Institutional Class ...........................      (12,218,477)         (192,495,809)       (9,501,194)         (204,524,372)
     Service Class .................................       (3,168,966)          (49,227,596)       (5,843,508)         (124,549,703)
     Investor A Class ..............................       (1,313,234)          (20,508,498)       (2,206,082)          (47,138,203)
     Investor B Class ..............................         (780,368)          (11,779,547)         (737,428)          (15,430,380)
     Investor C Class ..............................         (248,417)           (4,044,926)         (134,997)           (2,818,974)
                                                          -----------         -------------       -----------         -------------
Net increase .......................................        7,228,266         $ 123,946,685         3,089,558         $  58,519,520
                                                          ===========         =============       ===========         =============

                                 BLACKROCK FUNDS

                                                                                    Index Equity Portfolio
                                                          -------------------------------------------------------------------------
                                                               For the Six Months Ended                 For the Year Ended
                                                                      3/31/01                               9/30/00
                                                          ---------------------------------       ---------------------------------
                                                                    (Unaudited)
                                                             Shares               Value             Shares               Value
                                                          -----------         -------------       -----------         -------------
Shares sold:
     Institutional Class ...........................        7,315,728         $ 184,923,193         6,870,419         $ 189,251,725
     Service Class .................................        1,909,874            48,420,871         3,545,420            96,569,599
     Investor A Class ..............................          675,069            17,173,265         1,980,252            53,433,094
     Investor B Class ..............................        1,529,508            38,135,685         3,638,321            97,812,106
     Investor C Class ..............................        2,544,076            63,951,418         8,752,848           236,138,773
Shares issued in reinvestment of dividends:
     Institutional Class ...........................           61,201             1,426,674           168,210             4,670,432
     Service Class .................................           33,938               789,552           131,018             3,632,670
     Investor A Class ..............................            4,261                98,882            20,330               562,400
     Investor B Class ..............................             --                     (13)           36,936             1,005,755
     Investor C Class ..............................             --                    --              27,960               761,364
Shares redeemed:
     Institutional Class ...........................       (4,101,730)         (104,690,701)       (3,482,008)          (95,049,851)
     Service Class .................................       (1,262,261)          (31,324,759)       (4,275,711)         (117,259,293)
     Investor A Class ..............................         (383,690)           (9,647,085)       (2,040,522)          (54,633,522)
     Investor B Class ..............................       (1,375,157)          (33,636,703)       (2,747,697)          (73,858,657)
     Investor C Class ..............................       (2,082,426)          (50,723,950)       (5,242,731)         (141,096,705)
                                                          -----------         -------------       -----------         -------------
Net increase .......................................        4,868,391         $ 124,896,329         7,383,045         $ 201,939,890
                                                          ===========         =============       ===========         =============

                                                                                      Balanced Portfolio
                                                          -------------------------------------------------------------------------
                                                               For the Six Months Ended                 For the Year Ended
                                                                      3/31/01                               9/30/00
                                                          ---------------------------------       ---------------------------------
                                                                    (Unaudited)
                                                             Shares               Value             Shares               Value
                                                          -----------         -------------       -----------         -------------
Shares sold:
     Institutional Class ...........................          424,065         $   7,294,633           964,343         $  19,898,779
     Service Class .................................        1,087,119            19,053,673         1,498,673            30,343,038
     Investor A Class ..............................        1,457,932            24,677,134         2,636,178            53,533,538
     Investor B Class ..............................          679,917            11,115,787         1,495,939            30,371,076
     Investor C Class ..............................          532,242             8,486,592           273,322             5,581,566
Shares issued in reinvestment of dividends:
     Institutional Class ...........................        2,900,624            47,430,822           728,950            14,650,338
     Service Class .................................        1,906,351            30,982,975           595,550            12,051,606
     Investor A Class ..............................          990,912            16,090,254           339,566             6,851,621
     Investor B Class ..............................          750,658            12,090,472           209,183             4,179,863
     Investor C Class ..............................           31,231               502,883            18,323               364,466
Shares redeemed:
     Institutional Class ...........................       (2,756,284)          (47,871,305)       (3,522,429)          (72,217,255)
     Service Class .................................       (1,553,110)          (25,259,471)       (3,382,907)          (69,358,183)
     Investor A Class ..............................       (1,259,264)          (20,633,391)       (2,280,266)          (46,617,738)
     Investor B Class ..............................         (820,821)          (13,282,780)       (1,488,018)          (30,191,019)
     Investor C Class ..............................         (222,989)           (3,561,198)         (208,116)           (4,239,731)
                                                          -----------         -------------       -----------         -------------
Net increase (decrease) ............................        4,148,583         $  67,117,080        (2,121,709)        $ (44,798,035)
                                                          ===========         =============       ===========         =============

                                 BLACKROCK FUNDS

     On March 31, 2001, one shareholder held approximately 12% of the outstanding shares of the Large Cap Value Equity Portfolio and one shareholder held approximately 14% of the outstanding shares of the European Equity Portfolio and one shareholder held approximately 15% of the outstanding shares of the Index Equity Portfolio. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.


(E) AT MARCH 31, 2001, NET ASSETS CONSISTED OF:

                                      Large Cap        Large Cap         Mid-Cap        Mid-Cap        Small Cap       Small Cap
                                    Value Equity     Growth Equity    Value Equity   Growth Equity   Value Equity    Growth Equity
                                      Portfolio        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                   --------------   --------------    ------------   -------------   ------------   --------------
Capital paid in .................. $1,662,073,822   $1,163,099,151    $258,192,951   $858,980,171    $420,648,381   $1,983,329,030
Undistributed net
   investment income .............        537,831               --          69,892        560,626             437       10,083,322
Accumulated net realized
   gain (loss) on investment
   transactions and futures
   contracts .....................     59,926,271     (219,137,463)     (1,222,452)  (253,806,743)     33,566,177     (343,538,493)
Net unrealized appreciation
   (depreciation) on
   investment transactions
   and futures contracts .........    275,781,703       80,232,000      17,322,417    (23,194,969)     61,083,819      (28,439,484)
                                   --------------   --------------    ------------   ------------    ------------   --------------
                                   $1,998,319,627   $1,024,193,688    $274,362,808   $582,539,085    $515,298,814   $1,621,434,375
                                   ==============   ==============    ============   ============    ============   ==============

                                                                                                     International
                                       Micro-Cap    Global Science     European      International     Small Cap
                                        Equity       & Technology       Equity          Equity          Equity
                                       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                     ------------   --------------    ------------   ------------    -------------
Capital paid in ..................   $365,545,738    $146,685,890     $13,397,536    $780,991,873    $247,396,885
Undistributed net
   investment income .............        320,931              --              --       3,903,198              --
Accumulated net realized
   loss on investment
   transactions, futures,
   options and foreign
   exchange contracts ............   (108,163,773)    (66,043,992)       (506,896)    (86,006,530)    (52,553,887)
Net unrealized appreciation
   (depreciation) on
   investment transactions,
   futures contracts and
   foreign exchange
   contracts .....................     12,952,183      (1,928,232)     (1,117,407)    (12,566,993)     (3,234,997)
                                     ------------    ------------     -----------    ------------    ------------
                                     $270,655,079    $ 78,713,666     $11,773,233    $686,321,548    $191,608,001
                                     ============    ============     ===========    ============    ============

                                 BLACKROCK FUNDS

                                             Asia Pacific      International         Select            Index
                                                Equity       Emerging Markets        Equity            Equity           Balanced
                                               Portfolio         Portfolio          Portfolio         Portfolio         Portfolio
                                             ------------    ----------------    --------------    --------------     ------------
Capital paid in ............................. $3,245,511       $137,566,587      $1,153,980,109    $1,536,673,682     $646,238,294
Undistributed net investment
   income (loss) ............................      1,331           (353,038)            182,913                --               --
Distribution in excess of net investment
   income ...................................         --                 --                  --           (83,041)         (68,546)
Accumulated net realized loss on
   investment transactions, futures,
   options, swaps contracts and foreign
   exchange contracts .......................   (411,162)       (86,236,936)        (26,087,396)      (25,268,352)     (12,103,546)
Net unrealized appreciation
   (depreciation) on investment
   transactions,  futures, options, swaps
   contracts and foreign exchange
   contracts ................................   (419,041)        (8,858,450)        153,057,882       236,922,538       36,431,100
                                              ----------       ------------      --------------    --------------     ------------
                                              $2,416,639       $ 42,118,163      $1,281,133,508    $1,748,244,827     $670,497,302
                                              ==========       ============      ==============    ==============     ============

(F) CAPITAL LOSS CARRYOVERS

     At September 30, 2000, capital loss carryovers were available to offset possible future realized capital gains as follows:

                                                Carry Loss           Year of
                                               Carryforward        Expiration
                                               ------------        ----------
Global Science & Technology Portfolio:          $ 5,068,539           2008
International Emerging Markets Portfolio:        24,240,648           2006
                                                    703,087           2007
                                                 33,455,521           2008

     At September 30, 2000, deferred post-October capital losses for the International Small Cap Equity Portfolio were $23,463,417 and for the International Emerging Markets Portfolio were $2,269,272. At September 30, 2000 deferred post-October currency losses for the International Equity Portfolio were $9,508,104, for the International Small Cap Equity Portfolio were $541,424 and for the International Emerging Markets Portfolio were $414,042.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                        THE DFA INVESTMENT TRUST COMPANY
                          THE U.S. LARGE COMPANY SERIES


                        As of March 31, 2001 (Unaudited)
                    And For The Year Ended November 30, 2000

  TABLE OF CONTENTS                             THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE COMPANY SERIES
                                                                            Page
Schedules of Investments .................................................. 111
Statements of Assets and Liabilities ...................................... 119
Statement of Operations ................................................... 121
Statement of Changes in Net Assets ........................................ 122
Financial Highlights ...................................................... 123
Notes to Financial Statements ............................................. 124
Report of Independent Certified Public Accountants ........................ 126


This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

  SCHEDULE OF INVESTMENTS                       THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE COMPANY SERIES
------------------------------------------------------------------------------
                                                           MARCH 31, 2001
                                                     -------------------------
                                                           (UNAUDITED)
                                                     SHARES         VALUE+
                                                     -------    --------------
COMMON STOCKS -- (97.6%)
 Abbott Laboratories ..........................      412,200    $   19,451,718
 Adaptec, Inc. ................................       26,300           228,070*
 ADC Telecommunications, Inc. .................      207,200         1,757,963*
 Adobe Systems, Inc. ..........................       64,000         2,239,040
 Advanced Micro Devices, Inc. .................       83,600         2,218,744*
 AES Corp. ....................................      141,700         7,079,332*
 Aetna, Inc. ..................................       38,300         1,375,736*
 AFLAC, Inc. ..................................      141,600         3,899,664
 Agilent Technologies, Inc. ...................      121,600         3,736,768*
 Air Products & Chemicals, Inc. ...............       61,100         2,346,240
 Alberto-Culver Co. Class B ...................       14,900           590,934
 Albertson's, Inc. ............................      109,100         3,471,562
 Alcan, Inc. ..................................       84,700         3,049,200
 Alcoa, Inc. ..................................      230,500         8,286,475
 Allegheny Energy, Inc. .......................       29,400         1,360,044
 Allegheny Teledyne, Inc. .....................       21,400           372,574
 Allergan, Inc. ...............................       35,100         2,602,665
 Allied Waste Industries, Inc. ................       52,600           824,768*
 Allstate Corp. ...............................      194,900         8,174,106
 Alltel Corp. .................................       83,400         4,375,164
 Altera Corp. .................................      105,800         2,264,781*
 Alza Corp. ...................................       63,100         2,555,550*
 Ambac Financial Group, Inc. ..................       28,050         1,779,212
 Amerada Hess Corp. ...........................       23,600         1,843,632
 Ameren Corp. .................................       36,700         1,502,865
 American Electric Power Co., Inc. ............       85,900         4,037,300
 American Express Co. .........................      354,500        14,640,850
 American General Corp. .......................      134,000         5,125,500
 American Greetings Corp. Class A .............       16,900           179,140
 American Home Products Corp. .................      349,300        20,521,375
 American International Group, Inc. ...........      620,400        49,942,200
 American Power Conversion Corp. ..............       52,000           671,125*
 Amgen, Inc. ..................................      277,600        16,699,375*
 AMR Corp. ....................................       40,100         1,408,312*
 AmSouth Bancorporation .......................      100,100         1,682,681
 Anadarko Petroleum Corp. .....................       66,400         4,168,592
 Analog Devices, Inc. .........................       95,900         3,475,416*
 Andrew Corp. .................................       21,700           312,616*
 Anheuser-Busch Companies, Inc. ...............      240,400        11,041,572
 AOL Time Warner, Inc. ........................    1,153,400        46,309,010*
 AON Corp. ....................................       68,300         2,424,650
 Apache Corp. .................................       32,900         1,895,369
 Apple Computer, Inc. .........................       92,200         2,035,315*
 Applera Corporation - Applied Biosystems
   Group ......................................       56,100         1,556,775
 Applied Materials, Inc. ......................      215,700         9,389,691*
 Applied Micro Circuits Corp. .................       79,600         1,315,888*
 Archer-Daniels Midland Co. ...................      168,900         2,221,035
 Ashland, Inc. ................................       18,500           710,400
 AT & T Corp. .................................    1,002,100        21,344,730
 Autodesk, Inc. ...............................       15,000           457,969
 Automatic Data Processing, Inc. ..............      169,300         9,206,534
 Autozone, Inc. ...............................       30,300           849,006*
 Avaya, Inc. ..................................       75,300           978,900*
 Avery Dennison Corp. .........................       29,400         1,529,388
 Avon Products, Inc. ..........................       63,500         2,539,365
 B B & T Corp. ................................      107,100         3,766,707
 Baker Hughes, Inc. ...........................       88,500         3,213,435
 Ball Corp. ...................................        7,500           344,025
 Bank of America Corp. ........................      433,800        23,750,550
 Bank of New York Co., Inc. ...................      197,400         9,719,976
 Bank One Corp. ...............................      308,200        11,150,676
 Bard (C.R.), Inc. ............................       13,600           617,440
 Barrick Gold Corp. ...........................      105,600         1,509,024
 Bausch & Lomb, Inc. ..........................       14,200           648,372


------------------------------------------------------------------------------
                                                           MARCH 31, 2001
                                                     -------------------------
                                                           (UNAUDITED)
                                                     SHARES         VALUE+
                                                     -------    --------------
 Baxter International, Inc. ...................       78,500    $    7,389,990
 Bear Stearns Companies, Inc. .................       28,500         1,303,590
 Becton Dickinson & Co. .......................       68,400         2,415,888
 Bed, Bath and Beyond, Inc. ...................       76,200         1,866,900*
 BellSouth Corp. ..............................      499,100        20,423,172
 Bemis Co., Inc. ..............................       14,200           469,878
 Best Buy Co., Inc. ...........................       55,400         1,992,184*
 Biogen, Inc. .................................       39,400         2,495,744*
 Biomet, Inc. .................................       47,600         1,875,738
 Black & Decker Corp. .........................       21,500           790,125
 Block (H.& R.), Inc. .........................       24,400         1,221,464
 BMC Software, Inc. ...........................       64,900         1,395,350*
 Boeing Co. ...................................      222,400        12,389,904
 Boise Cascade Corp. ..........................       15,300           480,420
 Boston Scientific Corp. ......................      108,100         2,181,458*
 Briggs & Stratton Corp. ......................        5,800           222,546
 Bristol Myers Squibb Co. .....................      521,200        30,959,280
 Broadcom Corp ................................       65,100         1,881,390*
 Broadvision, Inc. ............................       71,800           382,559*
 Brown-Forman Corp. Class B ...................       18,200         1,127,490
 Brunswick Corp. ..............................       23,300           457,379
 Burlington Northern Santa Fe Corp. ...........      104,600         3,177,748
 Burlington Resources, Inc. ...................       57,600         2,577,600
 C.I.T. Group, Inc. Class A ...................       69,800         2,015,824
 Cabletron Systems, Inc. ......................       49,200           634,680*
 Calpine Corp. ................................       75,200         4,141,264*
 Campbell Soup Co. ............................      112,000         3,345,440
 Capital One Financial Corp ...................       52,400         2,908,200
 Cardinal Health, Inc. ........................       74,700         7,227,225
 Carnival Corp. ...............................      155,900         4,313,753
 Caterpillar, Inc. ............................       91,700         4,069,646
 Cendant Corp. ................................      205,100         2,992,409*
 Centex Corp. .................................       15,700           653,905
 CenturyTel, Inc. .............................       37,600         1,081,000
 Ceridian Corp. ...............................       38,706           716,061*
 Charter One Financial, Inc. ..................       55,500         1,570,650
 Chevron Corp. ................................      171,200        15,031,360
 Chiron Corp. .................................       51,100         2,245,206*
 Chubb Corp. ..................................       46,500         3,368,460
 CIGNA Corp. ..................................       40,900         4,391,024
 Cincinnati Financial Corp. ...................       43,000         1,629,969
 Cinergy Corp. ................................       42,400         1,422,520
 Cintas Corp. .................................       45,000         1,773,675*
 Circuit City Stores, Inc. (Carmax Group) .....       54,900           581,940
 Cisco Systems, Inc. ..........................    1,939,600        30,609,313*
 Citigroup, Inc. ..............................    1,338,800        60,219,224
 Citizens Communications Co. ..................       70,800           895,620*
 Citrix Systems, Inc. .........................       49,400         1,045,119*
 Clear Channel Communications, Inc. ...........      156,000         8,494,200*
 Clorox Co. ...................................       63,000         1,981,350
 CMS Energy Corp. .............................       34,900         1,032,691
 Coca-Cola Co. ................................      662,900        29,936,564
 Coca-Cola Enterprises, Inc. ..................      111,500         1,982,470
 Colgate-Palmolive Co. ........................      152,500         8,427,150
 Comcast Corp. Class A Special ................      250,400        10,508,975*
 Comerica, Inc. ...............................       47,250         2,905,875
 Compaq Computer Corp. ........................      450,200         8,193,640
 Computer Associates International, Inc. ......      153,600         4,177,920
 Computer Sciences Corp. ......................       44,900         1,452,515*
 Compuware Corp. ..............................       98,000           953,969*
 Comverse Technology, Inc. ....................       44,200         2,603,159*
 Conagra, Inc. ................................      143,100         2,610,144
 Concord EFS, Inc. ............................       30,000         1,211,250*
 Conexant Systems, Inc. .......................       64,900           581,058*
 Conoco, Inc. .................................      166,200         4,695,150
 Conseco, Inc. ................................       86,700         1,395,870

See accompanying notes to financial statements.

  SCHEDULE OF INVESTMENTS                       THE DFA INVESTMENT TRUST COMPANY

------------------------------------------------------------------------------
                                                           MARCH 31, 2001
                                                     -------------------------
                                                           (UNAUDITED)
                                                     SHARES         VALUE+
                                                     -------    --------------
Consolidated Edison, Inc. .....................       56,600    $    2,099,860
Consolidated Stores Corp. .....................       29,700           298,485*
Constellation Energy Group ....................       43,300         1,909,530
Convergys Corp. ...............................       41,000         1,478,870*
Cooper Industries, Inc. .......................       24,900           832,905
Cooper Tire & Rubber Co. ......................       19,400           220,190
Coors (Adolph) Co. Class B ....................        9,900           647,856
Corning, Inc. .................................      245,100         5,071,119
Costco Wholesale Corp. ........................      119,500         4,686,641*
Countrywide Credit Industries, Inc. ...........       31,000         1,529,850
Crane Co. .....................................       16,200           422,010
CSX Corp. .....................................       56,800         1,914,160
Cummins Engine Co., Inc. ......................       11,100           416,694
CVS Corp. .....................................      104,500         6,112,205
Dana Corp. ....................................       39,400           676,892
Danaher Corp. .................................       37,800         2,062,368
Darden Restaurants, Inc. ......................       31,900           757,625
Deere & Co. ...................................       62,600         2,274,884
Dell Computer Corp. ...........................      689,500        17,711,531*
Delphi Automotive Systems Corp. ...............      149,200         2,114,164
Delta Air Lines, Inc. .........................       32,700         1,291,650
Deluxe Corp. ..................................       19,300           456,831
Devon Energy Corp. ............................       34,100         1,984,620
Dillards, Inc. Class A ........................       23,500           515,590
Disney (Walt) Co. .............................      554,500        15,858,700
Dollar General Corp. ..........................       88,100         1,800,764
Dominion Resources, Inc. ......................       63,800         4,113,186
Donnelley (R.R.) & Sons Co. ...................       32,600           854,772
Dover Corp. ...................................       54,200         1,942,528
Dow Chemical Co. ..............................      238,834         7,539,989
Dow Jones & Co., Inc. .........................       23,300         1,219,755
DTE Energy Co. ................................       38,100         1,516,380
Duke Power Co. ................................      278,000        11,314,600
DuPont (E.I.) de Nemours & Co, Inc. ...........      204,300         8,731,782
Dynegy Inc. ...................................       86,200         4,397,062
Eastman Chemical Co. ..........................       20,600         1,013,932
Eastman Kodak Co. .............................       80,100         3,195,189
Eaton Corp. ...................................       18,200         1,246,700
Ecolab, Inc. ..................................       33,900         1,438,038
Edison International ..........................       86,900         1,098,416
El Paso Corp. .................................      132,479         8,650,879
Electronic Data Systems Corp. .................      124,600         6,960,156
EMC Corp. MA ..................................      583,200        17,146,080*
Emerson Electric Co. ..........................      114,400         7,092,800
Engelhard Corp. ...............................       34,100           881,826
Enron Corp. ...................................      199,000        11,561,900
Entergy Corp. .................................       59,500         2,261,000
EOG Resources, Inc. ...........................       31,200         1,286,376
Equifax, Inc. .................................       37,700         1,178,125
Exelon Corp. ..................................       84,900         5,569,440
Exxon Mobil Corp. .............................      926,700        75,062,700
Fannie Mae ....................................      268,500        21,372,600
Federated Department Stores, Inc. .............       53,000         2,202,150*
FedEx Corp. ...................................       79,000         3,292,720*
Fifth Third Bancorp ...........................      124,100         6,631,594
First Data Corp. ..............................      105,400         6,293,434
First Union Corp. .............................      261,100         8,616,300
FirstEnergy Corp. .............................       60,100         1,677,992
FleetBoston Financial Corp. ...................      288,600        10,894,650
Fluor Corp. ...................................       19,700           876,650
FMC Corp. .....................................        8,100           596,484*
Ford Motor Co. ................................      494,200        13,896,904
Forest Laboratories, Inc. .....................       47,000         2,784,280*
Fortune Brands, Inc. ..........................       41,300         1,420,720
FPL Group, Inc. ...............................       47,100         2,887,230
Franklin Resources, Inc. ......................       65,100         2,546,061


------------------------------------------------------------------------------
                                                           MARCH 31, 2001
                                                     -------------------------
                                                           (UNAUDITED)
                                                     SHARES         VALUE+
                                                     -------    --------------
Freddie Mac ...................................      185,400    $   12,019,482
Freeport McMoran Copper & Gold, Inc. ..........
  Class B .....................................       39,600           516,780*
Gannett Co., Inc. .............................       70,400         4,204,288
Gap, Inc. .....................................      226,500         5,372,580
Gateway, Inc ..................................       86,100         1,447,341*
General Dynamics Corp. ........................       53,000         3,325,220
General Electric Co. ..........................    2,641,300       110,564,818
General Mills, Inc. ...........................       75,700         3,255,857
General Motors Corp. ..........................      146,200         7,580,470
Genuine Parts Co. .............................       46,200         1,197,042
Georgia-Pacific Corp. .........................       60,200         1,769,880
Gillette Co. ..................................      280,700         8,749,419
Global Crossing, Ltd. .........................      236,100         3,184,989*
Golden West Financial Corp. ...................       42,200         2,738,780
Goodrich (B.F.) Co. ...........................       27,400         1,051,338
Goodyear Tire & Rubber Co. ....................       42,300         1,008,855
GPU, Inc. .....................................       32,400         1,052,676
Grainger (W.W.), Inc. .........................       25,000           846,250
Great Lakes Chemical Corp. ....................       13,400           411,916
Guidant Corp. .................................       82,000         3,689,180*
Halliburton Co. ...............................      118,000         4,336,500
Harcourt General, Inc. ........................       19,500         1,085,565
Harley-Davidson, Inc. .........................       80,700         3,062,565
Harrahs Entertainment, Inc. ...................       31,200           918,216*
Hartford Financial Services Group, Inc. .......       63,000         3,717,000
Hasbro, Inc. ..................................       46,000           593,400
HCA - The Heathcare Company ...................      147,200         5,927,744
Healthsouth Corp. .............................      103,000         1,327,670*
Heinz (H.J.) Co. ..............................       92,700         3,726,540
Hercules, Inc. ................................       28,700           372,813
Hershey Foods Corp. ...........................       36,300         2,516,316
Hewlett-Packard Co. ...........................      515,100        16,107,177
Hilton Hotels Corp. ...........................       98,400         1,028,280
Home Depot, Inc. ..............................      617,300        26,605,630
Homestake Mining Co. ..........................       70,100           368,726
Honeywell International, Inc. .................      212,700         8,678,160
Household International, Inc. .................      125,600         7,440,544
Humana, Inc ...................................       45,100           472,648*
Huntington Bancshares, Inc. ...................       66,900           949,144
Illinois Tool Works, Inc. .....................       80,600         4,581,304
IMS Health, Inc. ..............................       78,300         1,949,670
Inco, Ltd. ....................................       48,600           720,738*
Ingersoll-Rand Co. ............................       42,800         1,699,588
Intel Corp. ...................................    1,794,000        47,204,625
International Business Machines Corp. .........      467,600        44,973,768
International Flavors & Fragrances, Inc. ......       26,100           575,766
International Paper Co. .......................      128,400         4,632,672
Interpublic Group of Companies, Inc. ..........       82,000         2,816,700
Intuit, Inc ...................................       55,200         1,526,625*
ITT Industries, Inc. ..........................       23,500           910,625
Jabil Circuit, Inc. ...........................       50,800         1,098,296*
JDS Uniphase Corp. ............................      348,100         6,418,094*
Jefferson-Pilot Corp. .........................       27,400         1,860,186
Johnson & Johnson .............................      370,500        32,407,635
Johnson Controls, Inc. ........................       22,900         1,430,334
JP Morgan Chase & Co. .........................      507,100        22,768,790
K Mart Corp. ..................................      128,800         1,210,720*
KB Home .......................................       11,700           381,888
Kellogg Co. ...................................      108,100         2,921,943
Kerr-McGee Corp. ..............................       25,100         1,628,990
Keycorp .......................................      113,600         2,930,880
KeySpan Corporation ...........................       35,800         1,365,054
Kimberly Clark Corp. ..........................      142,400         9,658,992
Kinder Morgan, Inc. ...........................       30,500         1,622,600
King Pharmaceuticals, Inc. ....................       45,000         1,833,750*

See accompanying notes to financial statements.

  SCHEDULE OF INVESTMENTS                       THE DFA INVESTMENT TRUST COMPANY

------------------------------------------------------------------------------
                                                           MARCH 31, 2001
                                                     -------------------------
                                                           (UNAUDITED)
                                                     SHARES         VALUE+
                                                     -------    --------------
KLA-Tencor Corp. ..............................       49,200    $    1,935,713*
Knight Ridder, Inc. ...........................       19,600         1,052,716
Kohls Corp. ...................................       88,500         5,459,565*
Kroger Co. ....................................      218,200         5,627,378*
Leggett and Platt, Inc. .......................       52,300         1,005,729
Lehman Brothers Holdings, Inc. ................       66,700         4,182,090
Lexmark International Group, Inc. .............       34,000         1,547,680*
Lilly (Eli) & Co. .............................      300,500        23,036,330
Limited, Inc. .................................      113,500         1,784,220
Lincoln National Corp. ........................       51,100         2,170,217
Linear Technology Corp. .......................       84,500         3,467,141
Liz Claiborne, Inc. ...........................       13,800           649,290
Lockheed Martin Corp. .........................      114,900         4,096,185
Loews Corp. ...................................       52,400         3,113,084
Longs Drug Stores Corp. .......................       10,100           298,556
Louisiana-Pacific Corp. .......................       27,800           267,158
Lowe's Companies, Inc. ........................      102,100         5,967,745
LSI Logic Corp. ...............................       85,200         1,340,196*
Lucent Technologies, Inc. .....................      907,200         9,044,784
Manor Care, Inc. ..............................       27,300           556,920*
Marriott International, Inc. Class A ..........       64,000         2,635,520
Marsh & McLennan Companies, Inc. ..............       73,400         6,975,202
Masco Corp. ...................................      119,000         2,872,660
Mattel, Inc. ..................................      113,700         2,017,038
Maxim Integrated Products, Inc. ...............       75,500         3,140,423*
May Department Stores Co. .....................       79,500         2,820,660
Maytag Corp. ..................................       20,500           661,125
MBIA, Inc. ....................................       26,300         2,121,884
MBNA Corp. ....................................      227,000         7,513,700
McData Corp. ..................................       21,484           404,168*
McDermott International, Inc. .................       16,100           203,665
McDonalds Corp. ...............................      349,500         9,279,225
McGraw-Hill Companies, Inc. ...................       52,100         3,107,765
McKesson HBOC, Inc. ...........................       75,900         2,030,325
Mead Corp. ....................................       26,400           662,376
Medimmune, Inc. ...............................       56,500         2,025,172*
Medtronic, Inc. ...............................      320,200        14,645,948
Mellon Financial Corp. ........................      130,100         5,271,652
Merck & Co., Inc. .............................      614,700        46,655,730
Mercury Interactive Corp. .....................       21,600           904,500*
Meredith Corp. ................................       13,300           464,303
Merrill Lynch & Co., Inc. .....................      215,300        11,927,620
Metlife, Inc. .................................      203,800         6,124,190*
MGIC Investment Corp. .........................       28,500         1,949,970
Micron Technology, Inc. .......................      158,100         6,565,893*
Microsoft Corp. ...............................    1,422,300        77,737,584*
Millipore Corp. ...............................       12,400           573,624
Minnesota Mining & Manufacturing Co. ..........      105,600        10,971,840#
Molex, Inc. ...................................       52,100         1,834,897
Moody's Corp. .................................       43,400         1,196,104
Morgan Stanley Dean Witter & Co. ..............      297,700        15,926,950
Motorola, Inc. ................................      582,200         8,302,172
Nabors Industries, Inc. .......................       39,100         2,026,944*
National City Corp. ...........................      162,300         4,341,525
National Semiconductor Corp. ..................       46,400         1,241,200*
National Service Industries, Inc. .............       10,900           255,605
Navistar International Corp. ..................       15,800           360,240*
NCR Corp. .....................................       25,600           999,168*
Network Appliance Corp. .......................       85,500         1,434,797*
New York Times Class A ........................       43,200         1,769,904
Newell Rubbermaid, Inc. .......................       71,100         1,884,150
Newmont Mining Corp. ..........................       51,300           826,956
Nextel Communications Corp. Class A ...........      203,200         2,933,700*
Niagra Mohawk Holdings, Inc. ..................       42,700           721,630*
Nicor, Inc. ...................................       12,300           458,421
Nike, Inc. Class B ............................       72,000         2,919,600


------------------------------------------------------------------------------
                                                           MARCH 31, 2001
                                                     -------------------------
                                                           (UNAUDITED)
                                                     SHARES         VALUE+
                                                     -------    --------------
Nisource, Inc. ................................       54,400    $    1,692,928
Noble Drilling Corp. ..........................       35,900         1,657,144*
Nordstrom, Inc. ...............................       35,700           581,196
Norfolk Southern Corp. ........................      102,500         1,715,850
Nortel Network Corp. ..........................      848,200        11,917,210
Northern Trust Corp. ..........................       59,200         3,698,150
Northrop Grumman Corp. ........................       19,200         1,670,400
Novell, Inc. ..................................       84,700           424,823*
Novellus Systems, Inc. ........................       37,600         1,526,325*
Nucor Corp. ...................................       20,800           833,456
Occidental Petroleum Corp. ....................       98,500         2,437,875
Office Depot, Inc .............................       79,500           695,625*
Old Kent Financial Corp. ......................       36,900         1,402,200
Omnicom Group, Inc. ...........................       47,200         3,911,936
Oneok, Inc. ...................................        7,800           318,942
Oracle Systems Corp. ..........................    1,489,100        22,299,273*
Paccar, Inc. ..................................       20,400           914,813
Pactiv Corp. ..................................       42,200           511,042*
Pall Corp. ....................................       32,700           716,784
Palm, Inc. ....................................      151,000         1,269,344*
Parametric Technology Corp. ...................       70,800           641,625*
Parker-Hannifin Corp. .........................       31,100         1,235,292
Paychex, Inc. .................................       99,300         3,677,203
Penney (J.C.) Co., Inc. .......................       69,900         1,117,701
Peoples Energy Corp. ..........................        9,400           365,378
Peoplesoft, Inc. ..............................       76,100         1,781,216*
Pepsico, Inc. .................................      384,800        16,911,960
PerkinElmer, Inc. .............................       13,300           697,585
Pfizer, Inc. ..................................    1,681,800        68,869,710
PG & E Corp. (Holding Co.) ....................      103,100         1,283,595
Pharmacia Corp. ...............................      343,700        17,312,169
Phelps Dodge Corp. ............................       21,000           843,780
Phillip Morris Companies, Inc. ................      592,700        28,123,615
Phillips Petroleum Co. ........................       68,000         3,743,400
Pinnacle West Capital Corp. ...................       22,600         1,036,662
Pitney Bowes, Inc. ............................       67,300         2,338,675
Placer Dome, Inc. .............................       87,300           755,145
PNC Financial Services Group, Inc. ............       77,200         5,230,300
Potlatch Corp. ................................        7,500           239,625
Power-One, Inc ................................       20,900           302,737*
PPG Industries, Inc. ..........................       44,800         2,064,832
PPL Corp. .....................................       38,700         1,701,252
Praxair, Inc. .................................       42,200         1,884,230
Procter & Gamble Co. ..........................      346,500        21,690,900
Progress Energy, Inc. .........................       54,800         2,360,236
Progressive Corp. .............................       19,700         1,911,885
Providian Financial Corp. .....................       76,200         3,737,610
Public Service Enterprises Group, Inc. ........       57,100         2,464,436
Pulte Corp. ...................................       10,800           436,428
QLogic Corp. ..................................       24,600           553,500*
Quaker Oats Co. ...............................       35,200         3,416,160
QUALCOMM, Inc. ................................      200,800        11,364,025*
Quintiles Transnational Corp. .................       30,700           578,503*
Qwest Communication International, Inc. .......      441,400        15,471,070*
Radioshack Corp. ..............................       49,500         1,816,155
Ralston Purina Group ..........................       82,500         2,569,875
Raytheon Co. Class B ..........................       90,900         2,670,642
Reebok International, Ltd. ....................       15,200           377,872*
Regions Financial Corp. .......................       59,100         1,678,809
Reliant Energy, Inc. ..........................       78,500         3,552,125
Robert Half International .....................       47,400         1,059,390*
Rockwell International Corp. ..................       48,600         1,766,610
Rohm & Haas Co. ...............................       58,600         1,805,466
Rowan Companies, Inc ..........................       25,200           693,000*
Royal Dutch Petroleum Co. Den Haag
  (N.Y. Registry) .............................      569,100        31,550,904

See accompanying notes to financial statements.

  SCHEDULE OF INVESTMENTS                       THE DFA INVESTMENT TRUST COMPANY

------------------------------------------------------------------------------
                                                           MARCH 31, 2001
                                                     -------------------------
                                                           (UNAUDITED)
                                                     SHARES         VALUE+
                                                     -------    --------------
   Ryder System, Inc. .........................       15,900    $      286,041
   Sabre Holdings Corp. .......................       35,100         1,620,567*
   Safeco Corp. ...............................       34,000           959,438
   Safeway, Inc. ..............................      133,700         7,373,555*
   Saint Jude Medical, Inc. ...................       22,700         1,222,395*
   Saint Paul Companies, Inc. .................       58,100         2,559,305
   Sanmina Corp. ..............................       81,700         1,595,703*
   Sapient Corp. ..............................       32,400           230,344*
   Sara Lee Corp. .............................      220,400         4,756,232
   SBC Communications, Inc. ...................      902,200        40,265,186
   Schering-Plough Corp. ......................      389,700        14,235,741
   Schlumberger, Ltd. .........................      152,700         8,797,047
   Schwab (Charles) Corp. .....................      368,800         5,686,896
   Scientific-Atlanta, Inc. ...................       43,000         1,788,370
   Sealed Air Corp. ...........................       22,392           746,325*
   Sears, Roebuck & Co. .......................       89,100         3,142,557
   Sempra Energy ..............................       54,500         1,268,760
   Sherwin-Williams Co. .......................       42,800         1,090,544
   Siebel Systems, Inc. .......................      114,600         3,115,401*
   Sigma-Aldrich Corp. ........................       20,600           985,581
   Snap-On, Inc. ..............................       15,500           451,360
   Solectron Corp. ............................      172,100         3,271,621*
   Southern Co. ...............................      180,100         6,319,709
   SouthTrust Corp. ...........................       45,100         2,061,916
   Southwest Airlines Co. .....................      202,000         3,585,500
   Sprint Corp. ...............................      235,700         5,183,043
   Sprint Corp. (PCS Group) ...................      248,500         4,721,500*
   Stanley Works ..............................       23,000           757,850
   Staples, Inc. ..............................      120,700         1,791,641*
   Starbucks Corp. ............................       50,500         2,141,516*
   Starwood Hotels & Resorts Worldwide, Inc. ..       51,500         1,751,515
   State Street Corp. .........................       43,100         4,025,540
   Stilwell Financial, Inc. ...................       59,300         1,590,426
   Stryker Corp. ..............................       52,100         2,722,225
   Sun Microsystems ...........................      868,900        13,350,649*
   Sunoco, Inc. ...............................       22,700           736,161
   Suntrust Banks, Inc. .......................       79,000         5,119,200
   Supervalu, Inc .............................       35,400           471,882
   Symbol Technologies, Inc. ..................       39,100         1,364,590
   Synovus Financial Corp. ....................       76,600         2,068,200
   Sysco Corp. ................................      180,200         4,777,102
   T. Rowe Price Group, Inc. ..................       32,400         1,013,513
   Target Corp. ...............................      238,700         8,612,296
   Tektronix, Inc .............................       25,200           687,708*
   Tellabs, Inc. ..............................      109,400         4,444,375*
   Temple Inland, Inc. ........................       13,100           579,675
   Tenet Healthcare Corp. .....................       85,500         3,762,000*
   Teradyne, Inc. .............................       46,500         1,534,500*
   Texaco, Inc. ...............................      146,600         9,734,240
   Texas Corp. ................................       68,900         2,846,948
   Texas Instruments, Inc. ....................      462,200        14,318,956
   Textron, Inc. ..............................       37,900         2,154,236
   Thermo-Electron Corp. ......................       48,000         1,079,040*
   Thomas & Betts Corp. .......................       15,500           269,080
   Tiffany & Co. ..............................       38,900         1,060,025
   Timken Co. .................................       16,000           250,400
   TJX Companies, Inc. ........................       74,500         2,384,000
   Torchmark Corp. ............................       33,700         1,308,571
   Tosco Corp. ................................       38,700         1,654,812
   Toys `R' Us, Inc. ..........................       52,600         1,320,260*
   Transocean Sedco Forex, Inc. ...............       84,400         3,658,740
   Tribune Co. ................................       80,600         3,283,644
   Tricon Global Restaurants, Inc. ............       39,000         1,489,410*
   TRW, Inc. ..................................       33,200         1,128,800
   Tupperware Corp. ...........................       15,400           367,444
   Tyco International, Ltd. ...................      467,000        20,188,410


------------------------------------------------------------------------------
                                                           MARCH 31, 2001
                                                     -------------------------
                                                           (UNAUDITED)
                                                     SHARES         VALUE+
                                                     -------    --------------
   Unilever NV ................................      152,300    $    8,017,072
   Union Pacific Corp. ........................       66,100         3,718,125
   Union Planters Corp. .......................       37,100         1,427,979
   Unisys Corp. ...............................       84,100         1,177,400*
   United Technologies Corp. ..................      125,500         9,199,150
   Unitedhealth Group, Inc. ...................       85,300         5,054,878
   Univision Communications, Inc. .............       55,100         2,102,616*
   Unocal Corp. ...............................       64,900         2,243,593
   UnumProvident Corp. ........................       64,200         1,875,924
   US Bancorp .................................      513,600        11,915,520
   USA Education, Inc. ........................       43,800         3,182,070
   USAir Group, Inc. ..........................       17,900           634,555*
   UST, Inc. ..................................       43,300         1,301,165
   USX-Marathon Group, Inc. ...................       82,800         2,231,460
   USX-US Steel Group .........................       23,720           348,447
   Veritas Software Co. .......................      109,000         5,039,615*
   Verizon Communications, Inc ................      720,200        35,505,860
   VF Corp. ...................................       30,300         1,060,500
   Viacom, Inc. Class B .......................      464,900        20,441,653*
   Visteon Corp. ..............................       34,945           525,573
   Vitesse Semiconductor Corp. ................       50,600         1,203,331*
   Vulcan Materials Corp. .....................       26,900         1,259,727
   Wachovia Corp. .............................       55,800         3,361,950
   Walgreen Co. ...............................      270,700        11,044,560
   Wal-Mart Stores, Inc. ......................    1,190,700        60,130,350
   Washington Mutual, Inc. ....................      155,100         8,491,725
   Waste Management, Inc. .....................      165,700         4,092,790
   Watson Pharmaceuticals, Inc. ...............       27,400         1,441,240*
   Wellpoint Health Networks, Inc. ............       16,700         1,591,677*
   Wells Fargo Company ........................      455,600        22,538,532
   Wendy's International, Inc. ................       30,300           676,296
   Westvaco Corp. .............................       26,850           650,576
   Weyerhaeuser Co. ...........................       57,900         2,940,741
   Whirlpool Corp. ............................       17,700           884,823
   Willamette Industries, Inc. ................       29,100         1,338,600
   Williams Companies, Inc. ...................      128,800         5,519,080
   Winn-Dixie Stores, Inc. ....................       37,400         1,061,038
   Worldcom, Inc. .............................      767,400        14,316,806*
   Worthington Industries, Inc. ...............       22,900           212,970
   Wrigley (Wm.) Jr. Co. ......................       60,200         2,904,650
   XCEL Energy, Inc. ..........................       90,785         2,733,536
   Xerox Corp. ................................      177,900         1,065,621
   Xilinx, Inc. ...............................       88,000         3,088,250*
   Yahoo! Inc. ................................      148,800         2,334,300*
                                                                --------------
TOTAL COMMON STOCKS
   (Cost $2,384,912,017) ......................                 $2,770,229,289
                                                                --------------

                                                 FACE AMOUNT
                                                    (000)            VALUE+
                                                 -----------    --------------
TEMPORARY CASH INVESTMENTS -- (2.4%)
   Repurchase Agreement, PNC Capital Markets,
   Inc. 4.95%, 04/02/01  (Collateralized by
   U.S. Treasury Note 5.50%, 01/31/03,
   valued at $71,351,190) to be repurchased
   at $69,301,575.
     (Cost $69,273,000) .......................      $69,273    $  69,273,000
                                                                --------------

TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,454,185,017)++ ....................                 $2,839,502,289
                                                                ==============
--------------------
+  See Note B to Financial Statements
*  Non-Income Producing Securities
#  Total or Partial Securities on Loan
++ The cost for federal income tax purposes is $2,494,299,840.

See accompanying notes to financial statements.

  SCHEDULE OF INVESTMENTS                          THE U.S. LARGE COMPANY SERIES

  THE U.S. LARGE COMPANY SERIES
------------------------------------------------------------------------------
                                                         NOVEMBER 30, 2000
                                                     -------------------------
                                                     SHARES         VALUE+
                                                     -------    --------------
COMMON STOCKS -- (99.1%)
 Abbott Laboratories ..........................      415,200    $   22,861,950
 Adaptec, Inc. ................................       26,500           290,672*
 ADC Telecommunications, Inc. .................      206,800         4,181,237*
 Adobe Systems, Inc. ..........................       64,400         4,079,337
 Advanced Micro Devices, Inc. .................       83,600         1,274,900*
 AES Corp. ....................................      122,300         6,344,312*
 Aetna, Inc. ..................................       38,000         2,557,875
 AFLAC, Inc. ..................................       71,200         5,010,700
 Agilent Technologies, Inc. ...................      121,223         6,326,325*
 Air Products & Chemicals, Inc. ...............       61,300         2,111,019
 Alberto-Culver Co., Class B ..................       15,000           549,375
 Albertson's Inc. .............................      113,400         2,898,787
 Alcan Aluminum, Ltd. .........................       89,500         2,718,562
 Alcoa, Inc. ..................................      232,000         6,539,500
 Allegheny Teledyne, Inc. .....................       21,750           432,281
 Allergan, Inc. ...............................       35,300         3,276,281
 Allied Waste Industries, Inc. ................       52,800           650,100*
 Allstate Corp. ...............................      196,800         7,527,600
 Alltel Corp. .................................       84,800         5,194,000
 Altera Corp. .................................      106,800         2,559,862*
 Alza Corp. ...................................       62,400         2,769,000*
 Amerada Hess Corp. ...........................       24,100         1,476,125
 Ameren Corp. .................................       36,700         1,628,562
 America Online, Inc. .........................      618,900        25,133,529*
 American Electric Power Co., Inc. ............       86,160         3,963,360
 American Express Co. .........................      356,700        19,596,206
 American General Corp. .......................       67,600         5,065,775
 American Greetings Corp., Class A ............       17,300           158,944
 American Home Products Corp. .................      349,100        20,989,637
 American International Group, Inc. ...........      620,000        60,101,250
 American Power Conversion Corp. ..............       52,200           618,244*
 Amgen, Inc. ..................................      275,700        17,541,412*
 AMR Corp. ....................................       40,100         1,340,844*
 AmSouth Bancorporation .......................      101,000         1,502,375
 Anadarko Petroleum Corp. .....................       65,176         3,877,972
 Analog Devices, Inc. .........................       95,300         4,729,262*
 Andrew Corp. .................................       21,700           395,347*
 Anheuser-Busch Companies, Inc. ...............      242,800        11,517,825
 AON Corp. ....................................       68,300         2,121,569
 Apache Corp. .................................       32,600         1,703,350
 Apple Computer, Inc. .........................       87,300         1,443,178*
 Applera Corporation - Applied
   Biosystems Group ...........................       55,900         4,618,737
 Applied Materials, Inc. ......................      217,300         8,793,859*
 Archer-Daniels Midland Co. ...................      169,315         2,158,766
 Ashland, Inc. ................................       18,700           586,712
 Associates First Capital Corp., Class A ......      195,200         6,893,000
 AT & T Corp. .................................    1,006,315        19,748,932
 Autodesk, Inc. ...............................       15,400           398,475
 Automatic Data Processing, Inc. ..............      168,000        11,088,000
 Autozone, Inc. ...............................       34,100           880,206*
 Avaya Inc. ...................................       74,583           871,689*
 Avery Dennison Corp. .........................       29,900         1,644,500
 Avon Products, Inc. ..........................       63,500         2,643,187
 B B & T Corp. ................................      107,100         3,574,462
 Baker Hughes, Inc. ...........................       88,500         2,926,031
 Ball Corp. ...................................        7,700           299,819
 Bank of America Corp. ........................      440,200        17,580,487
 Bank of New York Co., Inc. ...................      197,900        10,921,606
 Bank One Corp. ...............................      309,900        11,098,294
 Bard (C.R.), Inc. ............................       13,700           674,725
 Barrick Gold Corp. ...........................      106,200         1,593,000
 Bausch & Lomb, Inc. ..........................       14,300           626,519
 Baxter International, Inc. ...................       78,200         6,769,187
 Bear Stearns Companies, Inc. .................       28,800         1,323,000


------------------------------------------------------------------------------
                                                         NOVEMBER 30, 2000
                                                     -------------------------
                                                     SHARES         VALUE+
                                                     -------    --------------
 Becton Dickinson & Co. .......................       67,900    $    2,308,600
 Bed, Bath and Beyond, Inc. ...................       75,700         1,577,872*
 Bellsouth Corp. ..............................      502,000        20,989,875
 Bemis Co., Inc. ..............................       14,300           424,531
 Best Buy Co., Inc. ...........................       55,200         1,421,400*
 Bethlehem Steel Corp. ........................       35,500            79,875*
 Biogen, Inc. .................................       39,700         2,174,816*
 Biomet, Inc. .................................       47,600         1,762,687
 Black & Decker Corp. .........................       22,300           806,981
 Block (H.&R.), Inc. ..........................       24,600           865,612
 BMC Software, Inc. ...........................       66,100         1,146,422*
 Boeing Co. ...................................      240,500        16,609,531
 Boise Cascade Corp. ..........................       15,300           441,787
 Boston Scientific Corp. ......................      108,900         1,402,087*
 Briggs & Stratton Corp. ......................        5,800           215,325
 Bristol Myers Squibb Co. .....................      526,900        36,520,756
 Broadcorn Corp. ..............................       59,700         5,820,750*
 Broadvision, Inc. ............................       71,600         1,622,187*
 Brown-Forman Corp., Class B ..................       18,400         1,191,400
 Brunswick Corp. ..............................       23,300           400,469
 Burlington Northern Santa Fe Corp. ...........      108,300         2,741,344
 Burlington Resources, Inc. ...................       57,700         2,354,881
 C.I.T. Group, Inc., Class A ..................       70,300         1,181,919
 Cabletron Systems, Inc. ......................       49,300           776,475*
 Calpine Corp. ................................       75,300         2,673,150*
 Campbell Soup Co. ............................      112,800         3,764,700
 Capital One Financial Corp. ..................       52,700         2,941,319
 Cardinal Health, Inc. ........................       74,700         7,465,331
 Carnival Corp. ...............................      157,900         3,582,356
 Caterpillar, Inc. ............................       92,400         3,632,475
 Cendant Corp. ................................      194,700         1,788,806*
 Centex Corp. .................................       15,800           558,925
 CenturyTel, Inc. .............................       37,600         1,323,050
 Ceridian Corp. ...............................       38,906           892,406*
 Charter One Financial, Inc. ..................       56,360         1,352,640
 Chase Manhattan Corp. ........................      350,600        12,928,375
 Chevron Corp. ................................      174,800        14,311,750
 Chiron Corp. .................................       49,800         2,037,131*
 Chubb Corp. ..................................       46,900         3,822,350
 CIGNA Corp. ..................................       42,300         5,573,025
 Cincinnati Financial Corp. ...................       43,000         1,573,531
 Cinergy Corp. ................................       42,593         1,360,314
 Circuit City Stores, Inc. (Carmax Group) .....       55,000           697,812
 Cisco Sytems, Inc. ...........................    1,901,500        90,974,891*
 Citigroup, Inc. ..............................    1,205,700        60,058,931
 Citrix Systems, Inc. .........................       49,700         1,185,034*
 Clear Channel Communications, Inc. ...........      156,800         7,918,400*
 Clorox Co. ...................................       62,800         2,806,375
 CMS Energy Corp. .............................       32,400           901,125
 Coastal Corp. ................................       57,300         4,197,225
 Coca-Cola Co. ................................      663,500        41,551,687
 Coca-Cola Enterprises, Inc. ..................      112,100         2,459,194
 Colgate-Palmolive Co. ........................      153,700         9,029,875
 Comcast Corp., Class A Special ...............      242,600         9,332,519*
 Comerica, Inc. ...............................       41,850         2,178,816
 Compaq Computer Corp. ........................      455,600         9,795,400
 Computer Associates International, Inc. ......      158,200         4,132,975
 Computer Sciences Corp. ......................       45,100         3,075,256*
 Compuware Corp. ..............................       97,800           673,903*
 Comverse Tecnology, Inc. .....................       41,900         3,612,566*
 Conagra, Inc. ................................      142,800         3,632,475
 Conexant Systems, Inc. .......................       61,200         1,245,037*
 Conoco, Inc. .................................      166,900         4,182,931
 Conseco, Inc. ................................       87,200           626,750
 Consolidated Edison, Inc. ....................       56,900         2,119,525
 Consolidated Stores Corp. ....................       29,700           254,306*


See accompanying notes to financial statements.

  SCHEDULE OF INVESTMENTS                          THE U.S. LARGE COMPANY SERIES

------------------------------------------------------------------------------
                                                         NOVEMBER 30, 2000
                                                     -------------------------
                                                     SHARES         VALUE+
                                                     -------    --------------
   Constellation Energy Group .................       40,150    $    1,633,603
   Convergys Corp. ............................       41,300         1,737,181*
   Cooper Industries, Inc. ....................       25,100         1,024,394
   Cooper Tire & Rubber Co. ...................       19,500           180,375
   Coors (Adolph) Co., Class B ................        9,900           742,500
   Corning, Inc. ..............................      236,300        13,823,550
   Costco Wholesale Corp. .....................      119,700         3,908,953*
   Countrywide Credit Industries, Inc. ........       30,700         1,139,737
   CP&L Energy, Inc. ..........................       42,700         1,836,100
   Crane Co. ..................................       16,300           411,575
   Crown Cork & Seal Co., Inc. ................       33,700           136,906
   CSX Corp. ..................................       58,700         1,522,531
   Cummins Engine Co., Inc. ...................       11,100           391,969
   CVS Corp. ..................................      104,500         5,943,437
   Dana Corp. .................................       39,900           668,325
   Danaher Corp. ..............................       38,000         2,477,125
   Darden Restaurants, Inc. ...................       32,700           862,462
   Deere & Co. ................................       62,800         2,555,175
   Dell Computer Corp. ........................      693,400        13,326,281*
   Delphi Automotive Systems Corp. ............      150,100         2,073,256
   Delta Air Lines, Inc. ......................       32,900         1,562,750
   Deluxe Corp. ...............................       19,400           452,262
   Devon Energy Corp. .........................       34,100         1,679,425
   Dillards, Inc., Class A ....................       25,100           276,100
   Disney (Walt) Co. ..........................      558,700        16,167,381*
   Dollar General Corp. .......................       88,000         1,259,500
   Dominion Resources, Inc. ...................       63,900         3,834,000
   Donnelley (R.R.) & Sons Co. ................       32,700           731,662
   Dover Corp. ................................       54,500         2,231,094
   Dow Chemical Co. ...........................      181,700         5,553,206
   Dow Jones & Co., Inc. ......................       23,500         1,329,219
   DTE Energy Co. .............................       38,300         1,453,006
   Duke Power Co. .............................       98,700         8,876,831
   DuPont (E.I.) de Nemours & Co., Inc. .......      279,300        11,817,881
   Dynegy lnc .................................       83,000         3,672,750
   Eastman Chemical Co. .......................       20,600           889,662
   Eastman Kodak Co. ..........................       82,300         3,456,600
   Eaton Corp. ................................       19,700         1,381,462
   Ecolab, Inc. ...............................       34,300         1,489,906
   Edison International .......................       87,200         2,000,150
   El Paso Energy Corp. .......................       62,400         3,747,900
   Electronic Data Systems Corp. ..............      124,900         6,611,894
   EMC Corp. MA ...............................      584,200        43,449,875*
   Emerson Electric Co. .......................      114,600         8,351,475
   Engelhard Corp. ............................       34,200           673,312
   Enron Corp. ................................      197,900        12,814,025
   Entergy Corp. ..............................       59,800         2,459,275
   EOG Resources, Inc. ........................       31,200         1,324,050
   Equifax, Inc. ..............................       37,900         1,260,175
   Exelon Corp. ...............................       86,900         5,757,125
   Exxon Mobil Corp. ..........................      933,500        82,148,000
   Fannie Mae .................................      270,100        21,337,900
   Federal Home Loan Mortgage Corp. ...........      186,400        11,265,550
   Federated Department Stores, Inc. ..........       55,600         1,695,800*
   FedEx Corp. ................................       76,200         3,651,504*
   Fifth Third BanCorp ........................      124,450         6,665,853
   First Data Corp. ...........................      108,500         5,553,844
   First Union Corp. ..........................      264,100         6,635,512
   Firstar Corp. ..............................      256,900         4,977,437
   FirstEnergy Corp. ..........................       61,300         1,808,350
   FleetBoston Financial Corp. ................      241,800         9,067,500
   Fluor Corp. ................................       20,300           740,950
   FMC Corp. ..................................        8,200           556,575*
   Ford Motor Co. .............................      507,300        11,541,075
   Forest Laboratories, Inc. ..................       23,800         3,224,900*
   Fortune Brands, Inc. .......................       42,100         1,215,637


------------------------------------------------------------------------------
                                                         NOVEMBER 30, 2000
                                                     -------------------------
                                                     SHARES         VALUE+
                                                     -------    --------------
   FPL Group, Inc. ............................       47,800    $    3,166,750
   Franklin Resources, Inc. ...................       65,400         2,368,134
   Freeport McMoran Copper & Gold, Inc.,
     Class B ..................................       41,000           330,562*
   Gannett Co., Inc. ..........................       70,400         3,775,200
   Gap, Inc. ..................................      228,000         5,685,750
   Gateway, Inc. ..............................       86,500         1,643,500*
   General Dynamics Corp. .....................       53,000         4,041,250
   General Electric Co. .......................    2,654,200       131,548,787
   General Mills, Inc. ........................       76,500         3,146,062
   General Motors Corp. .......................      143,500         7,103,250
   Genuine Parts Co. ..........................       47,000           901,812
   Georgia-Pacific Corp. ......................       60,479         1,523,339
   Gillette Co. ...............................      282,200         9,559,525
   Global Crossing, Ltd. ......................      235,700         2,916,787*
   Golden West Financial Corp. ................       42,500         2,488,906
   Goodrich (B.F.) Co. ........................       27,300         1,033,987
   Goodyear Tire & Rubber Co. .................       42,000           711,900
   GPU, Inc. ..................................       32,600         1,147,112
   Grainger (W.W.), Inc. ......................       25,200           921,375
   Great Lakes Chemical Corp. .................       14,000           489,125
   Guidant Corp. ..............................       82,000         4,422,875*
   Halliburton Co. ............................      119,200         3,978,300
   Harcourt General, Inc. .....................       19,623         1,083,975
   Harley-Davidson, Inc. ......................       81,100         3,684,981
   Harrahs Entertainment, Inc. ................       31,300           876,400*
   Hartford Financial Services Group, Inc. ....       60,300         4,266,225
   Hasbro, Inc. ...............................       46,200           534,187
   HCA - The Heathcare Company ................      149,500         6,194,906
   Healthsouth Corp. ..........................      103,400         1,441,137*
   Heinz (H.J.) Co. ...........................       92,900         4,238,562
   Hercules, Inc. .............................       28,800           547,200
   Hershey Foods Corp. ........................       36,800         2,327,600
   Hewlett-Packard Co. ........................      534,600        16,906,725
   Hilton Hotels Corp. ........................       98,800           926,250
   Home Depot, Inc. ...........................      620,600        24,319,762
   Homestake Mining Co. .......................       70,500           348,094
   Honeywell International, Inc. ..............      214,600        10,461,750
   Household International, Inc. ..............      126,400         6,304,200
   Humana, Inc. ...............................       44,400           532,800*
   Huntington Bancshares, Inc. ................       67,310         1,024,374
   Illinois Tool Works, Inc. ..................       81,000         4,561,312
   IMS Health, Inc. ...........................       79,700         2,231,600
   Inco, Ltd. .................................       48,700           700,062*
   Ingersoll-Rand Co. .........................       43,300         1,742,825
   Intel Corp. ................................    1,799,100        68,534,466
   International Business Machines Corp. ......      471,900        44,122,650
   International Flavors & Fragrances, Inc. ...       26,700           498,956
   International Paper Co. ....................      129,794         4,396,772
   lnterpublic Group of Companies, Inc. .......       82,600         3,226,562
   ITT Industries, Inc. .......................       23,500           782,844
   JDS Uniphase Corp. .........................      250,600        12,576,987*
   Jefferson-Pilot Corp. ......................       27,700         1,890,525
   Johnson & Johnson ..........................      372,500        37,250,000
   Johnson Controls, Inc. .....................       22,900         1,262,362
   K Mart Corp. ...............................      128,800           708,400*
   Kaufman & Broad Home Corp. .................       12,900           404,737
   Kellogg Co. ................................      108,700         2,676,737
   Kerr-McGee Corp. ...........................       25,300         1,538,556
   KeyCorp ....................................      115,300         2,875,294
   KeySpan Corporation ........................       36,000         1,372,500
   Kimberly Clark Corp. .......................      144,100        10,077,994
   King Pharmaceuticals, Inc. .................       44,400         2,164,500*
   KLA-Tencor Corp. ...........................       49,700         1,365,197*
   Knight Ridder, Inc. ........................       20,300         1,044,181
   KohIs Corp. ................................       88,100         4,718,856*

See accompanying notes to financial statements.

  SCHEDULE OF INVESTMENTS                          THE U.S. LARGE COMPANY SERIES

------------------------------------------------------------------------------
                                                         NOVEMBER 30, 2000
                                                     -------------------------
                                                     SHARES         VALUE+
                                                     -------    --------------
   Kroger Co. .................................      221,400    $    5,867,100*
   Leggett and Platt, Inc. ....................       52,700           859,669
   Lehman Brothers Holdings, Inc. .............       64,800         3,211,650
   Lexmark International Group, Inc. ..........       34,200         1,573,200*
   Lilly (Eli) & Co. ..........................      302,800        28,368,575
   Limited, Inc. ..............................      115,700         2,248,919
   Lincoln National Corp. .....................       51,100         2,309,081
   Linear Technology Corp. ....................       83,500         3,953,203
   Liz Claiborne, Inc. ........................       14,400           565,200
   Lockheed Martin Corp. ......................      114,400         3,901,040
   Loews Corp. ................................       26,500         2,504,250
   Longs Drug Stores Corp. ....................       10,200           202,725
   Louisiana-Pacific Corp. ....................       27,900           197,044
   Lowe's Companies, Inc. .....................      102,500         4,106,406
   LSI Logic Corp. ............................       83,200         1,497,600*
   Lucent Technologies, Inc. ..................      894,700        13,923,769
   Manor Care, Inc. ...........................       27,400           465,800*
   Marriott International, Inc., Class A ......       64,200         2,660,287
   Marsh & McLennan Companies, Inc. ...........       72,900         8,392,612
   Masco Corp. ................................      122,500         2,365,781
   Mattel, Inc. ...............................      114,300         1,443,037
   Maxim Integrated Products, Inc. ............       75,900         3,868,528*
   May Department Stores Co. ..................       79,800         2,239,388
   Maytag Corp. ...............................       20,800           595,400
   MBIA, Inc. .................................       26,300         1,811,413
   MBNA Corp. .................................      228,300         8,147,456
   McDermott International, Inc. ..............       16,200           145,800
   McDonalds Corp. ............................      353,700        11,274,188
   McGraw-Hill Companies, Inc. ................       52,400         2,783,750
   McKesson HBOC, Inc. ........................       76,200         2,505,075
   Mead Corp. .................................       27,400           724,388
   Medimmune, Inc. ............................       56,300         2,989,178*
   Medtronic, Inc. ............................      320,900        17,087,925
   Mellon Financial Corp. .....................      130,700         6,126,563
   Merck & Co., Inc. ..........................      616,200        57,114,038
   Mercury Interactive Corp. ..................       21,500         1,446,547*
   Meredith Corp. .............................       13,600           417,350
   Merrill Lynch & Co., Inc. ..................      215,300        12,460,488
   MGIC Investment Corp. ......................       28,500         1,795,500
   Micron Technology, Inc. ....................      151,200         4,762,800*
   Microsoft Corp. ............................    1,410,200        80,910,225*
   Millipore Corp. ............................       12,400           545,600
   Minnesota Mining & Manufacturing Co. .......      106,100        10,596,738
   Molex, Inc. ................................       52,600         2,158,244
   Moody's Corp. ..............................       43,400         1,125,688
   Morgan (J.P.) & Co., Inc. ..................       42,700         5,756,494
   Morgan Stanley Dean Witter & Co. ...........      301,600        19,113,900
   Motorola, Inc. .............................      584,200        11,720,513
   Nabisco Group Holdings Corp. ...............       87,500         2,570,313
   Nabors Industries, Inc. ....................       39,100         1,718,054*
   National City Corp. ........................      162,700         4,026,825
   National Semiconductor Corp. ...............       47,700           885,431*
   National Service Industries, Inc. ..........       10,900           224,131
   Navistar International Corp. ...............       15,900           516,750*
   NCR Corp. ..................................       25,800         1,219,050*
   Network Appliance Corp. ....................       83,900         4,145,184*
   New York Times, Class A ....................       44,800         1,582,000
   Newell Rubbermaid, Inc. ....................       71,300         1,385,894
   Newmont Mining Corp. .......................       45,058           704,031
   Nextel Communications Corp., Class A .......      204,000         6,330,375*
   Niagara Mohawk Holdings, Inc. ..............       43,000           706,813*
   Nicor, Inc. ................................       12,300           474,319
   Nike, Inc., Class B ........................       72,400         3,086,050
   NiSource, Inc. .............................       51,976         1,335,134
   NiSource, Inc. S.A.I.L.S ...................            1                 2*
   Nordstrom, Inc. ............................       34,800           558,975


------------------------------------------------------------------------------
                                                         NOVEMBER 30, 2000
                                                     -------------------------
                                                     SHARES         VALUE+
                                                     -------    --------------
   Norfolk Southern Corp. .....................      102,900    $    1,479,188
   Nortel Network Corp. .......................      800,200        30,207,550
   Northern Trust Corp. .......................       59,600         5,138,638
   Northrop Grumman Corp. .....................       19,200         1,618,800
   Novell, Inc. ...............................       87,000           463,547*
   Novellus Systems, Inc. .....................       35,100           912,600*
   Nucor Corp. ................................       21,700           754,075
   Occidental Petroleum Corp. .................       99,000         2,140,875
   Office Depot, Inc. .........................       81,900           542,588*
   Old Kent Financial Corp. ...................       36,625         1,423,797
   Omnicom Group, Inc. ........................       47,500         3,734,688
   Oneok, Inc. ................................        7,800           318,338
   Oracle Systems Corp. .......................    1,508,400        40,019,738*
   Owens-Illinois, Inc. .......................       39,100           112,413*
   Paccar, Inc. ...............................       20,600           977,856
   Pactiv Corp. ...............................       45,300           529,444*
   Pall Corp. .................................       33,000           657,938
   Palm, Inc. .................................      151,200         5,476,275*
   Parametric Technology Corp. ................       72,800           812,175*
   Parker-Hannifin Corp. ......................       30,125         1,165,461
   Paychex, Inc. ..............................       99,650         5,795,270
   Penney (J.C.) Co., Inc. ....................       70,000           673,750
   Peoples Energy Corp. .......................        9,500           390,688
   Peoplesoft, Inc. ...........................       75,100         2,494,728*
   Pepsico, Inc. ..............................      386,500        17,537,438
   PerkinElmer, Inc. ..........................       13,300         1,184,531
   Pfizer, Inc. ...............................    1,691,750        74,965,672
   PG&E Corp. (Holding Co.) ...................      103,400         2,837,038
   Pharmacia Corp. ............................      348,000        21,228,000
   Phelps Dodge Corp. .........................       21,000         1,031,625
   Philip Morris Companies, Inc. ..............      603,700        23,053,794
   Phillips Petroleum Co. .....................       68,200         3,853,300
   Pinnacle West Capital Corp. ................       22,600         1,052,313
   Pitney Bowes, Inc. .........................       68,600         1,993,688
   Placer Dome, Inc. ..........................       87,700           794,781
   PNC Financial Services Group, Inc. .........       77,200         5,133,800
   Polaroid Corp. .............................       12,000            90,000
   Potlatch Corp. .............................        7,500           234,844
   Power-One, Inc. ............................       19,800           836,550*
   PPG Industries, Inc. .......................       46,600         1,942,638
   PPL Corp. ..................................       38,700         1,615,725
   Praxair, Inc. ..............................       42,500         1,527,344
   Price (T. Rowe) Associates, Inc. ...........       32,400         1,177,538
   Procter & Gamble Co. .......................      350,200        26,221,225
   Progressive Corp. ..........................       19,700         1,843,181
   Providian Financial Corp. ..................       38,100         3,429,000
   Public Service Enterprise Group, Inc. ......       57,600         2,462,400
   Pulte Corp. ................................       10,800           417,150
   Quaker Oats Co. ............................       35,600         3,094,975
   QUALCOMM, Inc. .............................      199,700        16,032,166*
   Quintiles Transnational Corp. ..............       31,000           464,031*
   Qwest Communications International, Inc. ...      445,176        16,805,394*
   Radioshack Corp. ...........................       49,800         2,334,375
   Ralston Purina Group .......................       82,200         2,162,888
   Raytheon Co., Class B ......................       91,200         3,197,700
   Reebok International, Ltd. .................       15,300           326,081*
   Regions Financial Corp. ....................       58,600         1,419,219
   Reliant Energy, Inc. .......................       78,900         3,096,825
   Rockwell International Corp. ...............       49,700         2,000,425
   Rohm & Haas Co. ............................       58,100         1,728,475
   Rowan Companies, Inc. ......................       25,300           502,838*
   Royal Dutch Petroleum Co. Den Haag
     (N.Y. Registry) ..........................      574,400        34,284,500
   Russell Corp. ..............................        8,700           145,181
   Ryder System, Inc. .........................       15,900           276,263*
   Sabre Holdings Corp. .......................       34,522         1,232,004*

See accompanying notes to financial statements.

  SCHEDULE OF INVESTMENTS                          THE U.S. LARGE COMPANY SERIES

------------------------------------------------------------------------------
                                                         NOVEMBER 30, 2000
                                                     -------------------------
                                                     SHARES         VALUE+
                                                     -------    --------------
   Safeco Corp. ...............................       34,200    $      915,919
   Safeway, Inc. ..............................      133,200         7,850,475*
   Saint Jude Medical, Inc. ...................       22,450         1,337,178*
   Saint Paul Companies, Inc. .................       60,000         3,007,500
   Sanmina Corp. ..............................       40,500         3,090,656*
   Sapient Corp. ..............................       31,700           559,703*
   Sara Lee Corp. .............................      233,100         5,594,400
   SBC Communications, Inc. ...................      908,500        49,910,719
   Schering-Plough Corp. ......................      392,400        21,998,925
   Schlumberger, Ltd. .........................      152,600         9,461,200
   Schwab (Charles) Corp. .....................      369,800        10,238,838
   Scientific-Atlanta, Inc. ...................       42,700         1,724,013
   Seagram Co., Ltd. ..........................      117,100         5,576,888
   Sealed Air Corp. ...........................       22,492           715,527*
   Sears, Roebuck & Co. .......................       91,800         2,977,992
   Sempra Energy ..............................       54,645         1,335,387
   Sherwin-Williams Co. .......................       43,500           948,844
   Siebel Systems, Inc. .......................      111,900         7,815,516*
   Sigma-Aldrich Corp. ........................       21,600           774,900
   Snap-On, Inc. ..............................       15,800           409,813
   Solectron Corp. ............................      170,700         4,779,600*
   Southern Co. ...............................      173,800         5,485,563
   SouthTrust Corp. ...........................       45,100         1,523,534
   Southwest Airlines Co. .....................      133,800         4,223,063
   Springs Industries, Inc., Class A ..........        4,850           132,163
   Sprint Corp. ...............................      237,100         5,453,300
   Sprint Corp. (PCS Group) ...................      248,800         5,644,650*
   Stanley Works ..............................       23,000           619,563
   Staples, Inc. ..............................      121,600         1,463,000*
   Starbucks Corp. ............................       50,000         2,276,563*
   Starwood Hotels and Resorts
     Worldwide, Inc. ..........................       52,900         1,692,800
   State Street Corp. .........................       43,300         5,585,700
   Stilwell Financial, Inc. ...................       60,100         1,953,250
   Summit BanCorp .............................       46,600         1,732,938
   Sun Microsystems ...........................      425,000        32,326,563*
   Sunoco, Inc. ...............................       23,300           646,575
   Suntrust Banks, Inc. .......................       80,100         4,070,081
   Supervalu, Inc. ............................       35,500           643,438
   Synovus Financial Corp. ....................       76,100         1,683,713
   Sysco Corp. ................................       89,400         4,939,350
   Target Corp. ...............................      243,700         7,326,231
   Tektronix, Inc. ............................       25,900           613,506
   Tellabs, Inc. ..............................      110,000         5,826,563*
   Temple-Inland, Inc. ........................       13,700           630,200
   Tenet Healthcare Corp. .....................       84,400         3,592,275
   Teradyne, Inc. .............................       46,500         1,397,906*
   Texaco, Inc. ...............................      147,500         8,564,219
   Texas Corp. ................................       70,900         2,831,569
   Texas Instruments, Inc. ....................      463,200        17,283,150
   Textron, Inc. ..............................       38,500         1,949,063
   Thermo-Electron Corp. ......................       46,600         1,351,400*
   Thomas & Betts Corp. .......................       15,500           226,688
   Tiffany & Co. ..............................       38,900         1,329,894
   Time Warner, Inc. ..........................      354,400        21,972,800
   Timken Co. .................................       16,200           217,688
   TJX Companies, Inc. ........................       78,300         2,006,438
   Torchmark Corp. ............................       34,200         1,299,600
   Tosco Corp. ................................       38,700         1,110,206
   Toys R Us, Inc. ............................       54,700         1,035,881*
   Transocean Sedco Forex, Inc. ...............       56,300         2,244,963
   Tribune Co. ................................       82,499         3,052,463
   Tricon Global Restaurants, Inc. ............       39,000         1,404,000*
   TRW, Inc. ..................................       33,200         1,097,675
   Tupperware Corp. ...........................       15,500           282,875


------------------------------------------------------------------------------
                                                         NOVEMBER 30, 2000
                                                     -------------------------
                                                     SHARES         VALUE+
                                                     -------    --------------
   Tyco International, Ltd. ...................      451,600    $   23,821,900
   U.S. Bancorp ...............................      199,900         4,835,081
   Unilever NV ................................      153,000         9,495,563
   Union Carbide Corp. ........................       36,200         1,563,388
   Union Pacific Corp. ........................       66,500         3,092,250
   Union Planters Corp. .......................       36,000         1,224,000
   Unisys Corp. ...............................       83,800         1,021,313*
   United Technologies Corp. ..................      125,400         8,879,888
   Unitedhealth Group, Inc. ...................       43,100         5,056,169
   Unocal Corp. ...............................       65,200         2,224,950
   UnumProvident Corp. ........................       64,500         1,741,500
   USA Education, Inc. ........................       41,700         2,413,388
   USAir Group, Inc. ..........................       17,900           690,269*
   UST, Inc. ..................................       43,500         1,033,125
   USX-Marathon Group, Inc. ...................       83,700         2,207,588
   USX-US Steel Group .........................       23,820           339,435
   Veritas Software Co. .......................      107,500        10,484,609
   Verizon Communications, Inc. ...............      728,326        40,922,817
   VF Corp. ...................................       30,700           826,981
   Viacom, Inc., Class B ......................      406,300        20,772,088*
   Visteon Corp. ..............................       35,045           521,294
   Vulcan Materials Co. .......................       27,100         1,161,913
   Wachovia Corp. .............................       54,600         2,733,413
   Walgreen Co. ...............................      270,800        12,067,525
   Wal-Mart Stores, Inc. ......................    1,196,900        62,463,219
   Washington Mutual, Inc. ....................      144,400         6,561,175
   Waste Management, Inc. .....................      166,400         3,983,200
   Watson Pharmaceuticals, Inc. ...............       27,400         1,260,400*
   Wellpoint Health Networks, Inc. ............       16,900         1,822,031*
   Wells Fargo Company ........................      441,100        20,924,681
   Wendy's International, Inc. ................       30,400           817,000
   Westvaco Corp. .............................       26,950           742,809
   Weyerhaeuser Co. ...........................       58,900         2,576,875
   Whirlpool Corp. ............................       19,200           751,200
   Willamette Industries, Inc. ................       29,300         1,439,363
   Williams Companies, Inc. ...................      118,600         4,195,475
   Winn-Dixie Stores, Inc. ....................       37,700           815,263
   Worldcom, Inc. .............................      769,900        11,524,441*
   Worthington Industries, Inc. ...............       23,000           211,313
   WR Grace & Co. .............................       17,900            41,394*
   Wrigley (Wm.) Jr. Co. ......................       30,600         2,778,863
   XCEL Energy, Inc. ..........................       91,085         2,482,066
   Xerox Corp. ................................      178,600         1,239,038
   Xilinx, Inc. ...............................       88,100         3,438,653*
   Yahoo! lnc .................................      147,000         5,811,094*
                                                                --------------
TOTAL COMMON STOCKS
   (Cost $2,359,693,418) ......................                 $3,105,021,768
                                                                --------------

                                                 FACE AMOUNT
                                                    (000)            VALUE+
                                                 -----------    --------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
   Repurchase Agreement, PNC Capital
   Markets Inc. 5.99%, 12/01/00 (Collateralized
   by U.S. Treasury Notes 5.875%, 11/30/01,
   valued at $28,139,475) to be repurchased
   at $27,727,613.
   (Cost $27,723,000) .........................      $27,723    $   27,723,000
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,387,416,418)++ ....................                 $3,132,744,768
                                                                ==============
--------------------
+  See Note B to Financial Statements.
*  Non-Income Producing Securities.
++ The cost for federal income tax purposes is $2,423,957,218.

See accompanying notes to financial statements.

  STATEMENT OF ASSETS AND LIABILITIES           THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE COMPANY SERIES

                                                          (AMOUNTS IN THOUSANDS)

                                                                  MARCH 31, 2001
                                                                  --------------
                                                                    (UNAUDITED)
ASSETS:
   Investments at Value .........................................   $2,839,502
   Collateral for Securities Loaned .............................        1,847
   Cash .........................................................        4,227
   Receivables:
     Dividends and Interest .....................................        2,885
     Investment Securities Sold .................................        7,780
     Futures Margin Variation ...................................          472
   Prepaid Expenses and Other Assets ............................           14
                                                                    ----------
        Total Assets ............................................    2,856,727
                                                                    ----------

LIABILITIES:
   Payables:
     Collateral on Securities Loaned ............................        1,847
     Investment Securities Purchased ............................        9,069
   Accrued Expenses .............................................          252
                                                                    ----------
        Total Liabilities .......................................       11,168
                                                                    ----------

NET ASSETS ......................................................   $2,845,559
                                                                    ==========

   Investment at Cost ...........................................   $2,454,185
                                                                    ==========

See accompanying notes to financial statements.

  STATEMENT OF ASSETS AND LIABILITIES           THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE COMPANY SERIES

                                                          (AMOUNTS IN THOUSANDS)

                                                               NOVEMBER 30, 2000
                                                               -----------------
ASSETS:
   Investments at Value ......................................     $3,132,745
   Collateral for Securities Loaned ..........................         10,482
   Cash ......................................................          1,557
   Receivables:
     Dividends and Interest ..................................          4,271
     Investment Securities Sold ..............................          2,655
     Fund Shares Sold ........................................          1,283
   Prepaid Expenses and Other Assets .........................             16
                                                                   ----------
        Total Assets .........................................      3,153,009
                                                                   ----------

LIABILITIES:
   Payables:
     Collateral on Securities Loaned .........................         10,482
     Investment Securities Purchased .........................          2,673
     Fund Shares Redeemed ....................................            462
     Futures Margin Variation ................................            286
   Accrued Expenses and Other Liabilities ....................            294
                                                                   ----------
        Total Liabilities ....................................         14,197
                                                                   ----------

NET ASSETS ...................................................     $3,138,812
                                                                   ==========

   Investment at Cost ........................................     $2,387,416
                                                                   ==========

See accompanying notes to financial statements.

  STATEMENT OF OPERATIONS                       THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE COMPANY SERIES

                                                          (AMOUNTS IN THOUSANDS)

                                                                        YEAR
                                                                        ENDED
                                                                       NOV. 30,
                                                                         2000
                                                                      ---------
INVESTMENT INCOME
   Dividends ....................................................     $  37,092
   Interest .....................................................           676
   Income From Securities Lending ...............................            27
                                                                      ---------
     Total Investment Income ....................................        37,795
                                                                      ---------
EXPENSES
   Investment Advisory Services .................................           805
   Accounting & Transfer Agent Fees .............................           483
   Custodian Fees ...............................................           165
   Legal Fees ...................................................            38
   Audit Fees ...................................................            45
   Shareholders' Reports ........................................            55
   Trustees' Fees and Expenses ..................................            35
   Other ........................................................           202
                                                                      ---------
     Total Expenses .............................................         1,828
                                                                      ---------
     NET INVESTMENT INCOME ......................................        35,967
                                                                      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Net Realized Loss on Investment Securities Sold ..............       (23,065)
   Net Realized Loss on Futures .................................        (1,770)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities ......................................      (166,154)
     Futures ....................................................          (881)
                                                                      ---------
   NET LOSS ON INVESTMENT SECURITIES ............................      (191,870)
                                                                      ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ............     $(155,903)
                                                                      =========

See accompanying notes to financial statements.

  STATEMENTS OF CHANGES IN NET ASSETS           THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE COMPANY SERIES

                                                          (AMOUNTS IN THOUSANDS)

                                                                                             YEAR               YEAR
                                                                                             ENDED              ENDED
                                                                                            NOV. 30,           NOV. 30,
                                                                                              2000              1999
                                                                                           ----------        ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income ...........................................................       $   35,967        $   28,330
   Net Realized Gain (Loss) on Investment Securities Sold ..........................          (23,065)            8,219
   Net Realized Loss on Futures ....................................................           (1,770)               --
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities .........................................................         (166,154)          351,120
     Futures .......................................................................             (881)               --
                                                                                           ----------        ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations ...............         (155,903)          387,669
                                                                                           ----------        ----------
Transactions in Interest:
   Contributions ...................................................................          798,812         1,037,766
   Withdrawals .....................................................................         (279,159)         (207,547)
                                                                                           ----------        ----------
     Net Increase from Transactions in Interest ....................................          519,653           830,219
                                                                                           ----------        ----------
     Total Increase ................................................................          363,750         1,217,888
                                                                                           ----------        ----------
NET ASSETS
   Beginning of Period .............................................................        2,775,062         1,557,174
                                                                                           ----------        ----------
   End of Period ...................................................................       $3,138,812        $2,775,062
                                                                                           ==========        ==========

See accompanying notes to financial statements.

  (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

  FINANCIAL HIGHLIGHTS                          THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE COMPANY SERIES

                                                          (AMOUNTS IN THOUSANDS)

                                                        YEAR             YEAR           YEAR            YEAR          YEAR
                                                        ENDED            ENDED          ENDED           ENDED         ENDED
                                                      NOV. 30,         NOV. 30,       NOV. 30,        NOV. 30,      NOV. 30,
                                                        2000             1999           1998            1997          1996
                                                     ----------       ----------     ----------       --------      --------
Net Asset Value, Beginning of
   Period (1) ....................................          N/A              N/A            N/A            N/A      $  13.48
                                                     ----------       ----------     ----------       --------      --------
INCOME FROM INVESTMENT OPERATIONS (1)
   Net Investment Income . .......................           --               --             --             --          0.15
   Net Gains (Losses) on Securities
     (Realized and Unrealized) ...................           --               --             --             --          1.41
                                                     ----------       ----------     ----------       --------      --------
   Total from Investment Operations ..............           --               --             --             --          1.56
                                                     ----------       ----------     ----------       --------      --------
LESS DISTRIBUTIONS (1)
   Net Investment Income .........................           --               --             --             --         (0.16)
   Net Realized Gains ............................           --               --             --             --         (0.08)
                                                     ----------       ----------     ----------       --------      --------
        Total Distributions ......................           --               --             --             --         (0.24)
                                                     ----------       ----------     ----------       --------      --------
Net Asset Value, End of Period (1) ...............          N/A              N/A            N/A            N/A      $  14.80
                                                     ==========       ==========     ==========       ========      ========
Total Return (1) .................................          N/A              N/A            N/A            N/A         11.60%#
                                                     ==========       ==========     ==========       ========      ========
Net Assets, End of Period (thousands) ............   $3,138,812       $2,775,062     $1,557,174       $822,493      $466,441
Ratio of Expenses to Average Net Assets ..........         0.06%            0.06%          0.06%          0.07%         0.12%
Ratio of Net Investment Income to Average
   Net Assets ....................................         1.12%            1.27%          1.47%          1.75%         2.12%
Portfolio Turnover Rate ..........................         7.50%            4.27%          9.31%          4.28%        14.09%

----------------
#   Non-Annualized
(1) These items are calculated for the period December 1, 1995 through May 31, 1996. Effective June 1, 1996, the Series was reorganized as a partnership, and these items are no longer applicable.
Note: Portfolio  Turnover Rate for the fourmonths  ended March 31, 2001 is 4.94%
    (Unaudited).

See accompanying notes to financial statements.

  NOTES TO FINANCIAL STATEMENTS                 THE DFA INVESTMENT TRUST COMPANY

A.   ORGANIZATION:
     The DFA Investment Trust Company (the "Trust) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-four series, of which The U.S. Large Company Series (the "Series") is presented in this report.

B.   SIGNIFICANT ACCOUNTING POLICIES:
     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

     2. FEDERAL INCOME TAXES: The Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains and losses will be deemed to have been "passed through" to its feeders.

     3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2000.

     4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

C.   INVESTMENT ADVISOR:
     Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2000, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.025 of 1% of the average daily net assets.

     Certain   officers  of  the  Series  are  also   officers,   directors  and
shareholders of the Advisor.

D.   PURCHASES AND SALES OF SECURITIES:
     For the year ended November 30, 2000, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

     Purchases ...............................................  $740,961
     Sales ...................................................   239,247

E.   INVESTMENT TRANSACTIONS:
     At November 30, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

     Gross Unrealized Appreciation ...........................  $ 975,186
     Gross Unrealized Depreciation ...........................   (266,398)
                                                                ---------
     Net .....................................................  $ 708,788
                                                                =========

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)     THE DFA INVESTMENT TRUST COMPANY

F. FINANCIAL INSTRUMENTS:

     In accordance with the Series' Investment Objectives and Policies, the Series may invest in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

     Futures Contracts: During the year ended November 30, 2000, the Series entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Series deposits cash with a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     At November 30, 2000, the Series had outstanding 83 long futures contracts on the S&P 500 Index, all of which expire on December 15, 2000. The value of such contracts on November 30, 2000 was $27,421,125, which resulted in an unrealized loss of $881,500.

     Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments.

G.   LINE OF CREDIT:

     The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the year ended November 30, 2000, borrowings under the line were as follows:

                                                                                                      MAXIMUM
                                                                                                       AMOUNT
                                              WEIGHTED        WEIGHTED      NUMBER OF    INTEREST     BORROWED
                                               AVERAGE         AVERAGE        DAYS        EXPENSE      DURING
                                            INTEREST RATE   LOAN BALANCE   OUTSTANDING   INCURRED    THE PERIOD
                                            -------------   ------------   -----------   --------    -----------
     Year Ended November 30, 2000 ........      6.58%        $6,316,447         47       $54,233     $22,594,000

     The Series had no outstanding borrowings under the line of credit at November 30, 2000.

     The Trust, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2001. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2000.

H.   SECURITIES LENDING:

     Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 2000 was reinvested into overnight repurchase agreements with JP Morgan, which was in turn collateralized by U.S. Government Treasury Securities. At November 30, 2000, the market value of securities on loan to brokers was $9,866,550, the related collateral cash received was $10,481,611 and the value of collateral on overnight repurchase agreements was $10,763,504.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
                                                THE DFA INVESTMENT TRUST COMPANY

TO THE SHAREHOLDERS OF THE SERIES AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Company Series (constituting a portfolio within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 12, 2001

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 BLACKROCK FUNDS

Investment Adviser -- Large Cap Value Equity Portfolio, Large Cap Growth Equity Portfolio, Mid-Cap Value Equity Portfolio, Mid-Cap Growth Equity Portfolio, Small Cap Value Equity Portfolio, Small Cap Growth Equity Portfolio, Micro-Cap Equity Portfolio, Global Science & Technology Portfolio, International Equity Portfolio, International Small Cap Equity Portfolio, International Emerging Markets Portfolio, Select Equity Portfolio and Balanced Portfolio.
   BlackRock Advisors, Inc.
   Wilmington, Delaware 19809

Investment Adviser -- European Equity Portfolio and Asia Pacific Equity
Portfolio.
   BlackRock International, Limited
   Edinburgh, Scotland EH3 8JB

Sub-Adviser -- International Equity Portfolio, International Small Cap Equity Portfolio and International Emerging Markets Portfolio
   BlackRock International, Limited
   Edinburgh, Scotland EH3 8JB


Custodian
   PFPC Trust Co.
   Philadelphia, Pennsylvania 19153

Co-Administrator and Transfer Agent
   PFPC Inc.
   Wilmington, Delaware 19809

Distributor
   BlackRock Distributors, Inc.
   King of Prussia, Pennsylvania 19406

Co-Administrator
   BlackRock Advisors, Inc.
   Wilmington, Delaware 19809

Counsel
   Simpson, Thacher &Bartlett
   New York, New York 10017
   (A partnership which includes professional corporations)

Independent Accountants
   PricewaterhouseCoopers LLP
   Philadelphia, Pennsylvania 19103

To reduce expenses, the Fund will mail only one copy of annual and semi-annual reports and most prospectuses to your household, even if more than one person in the household has a Fund account. Please call (800) 441-7762 if you would like to receive additional reports or prospectuses.

                                  FUND SPECTRUM

BlackRock Funds is a leading mutual fund company currently managing in excess of $24 billion in 42 portfolios designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing who adhere to a PURE INVESTMENT STYLE.(R)

STOCK PORTFOLIOS
----------------
     Large Cap Value Equity
     Large Cap Growth Equity              European Equity
     Mid-Cap Value Equity                 International Equity
     Mid-Cap Growth Equity                International Small Cap Equity
     Small Cap Value Equity               Asia Pacific Equity
     Small Cap Growth Equity              International Emerging Markets
     Micro-Cap Equity                     Select Equity
     Global Science & Technology          Core Equity
     Global Communications                Index Equity

STOCK & BOND PORTFOLIOS
-----------------------
     Balanced

BOND PORTFOLIOS
---------------
     Low Duration Bond                    Managed Income
     Intermediate Government Bond         Core Bond Total Return
     Intermediate Bond                    Core PLUS Total Return
     Government Income                    International Bond
     GNMA                                 High Yield Bond

TAX-FREE BOND PORTFOLIOS
------------------------
     Tax-Free Income                      Ohio Tax-Free Income
     Pennsylvania Tax-Free Income         Delaware Tax-Free Income
     New Jersey Tax-Free Income           Kentucky Tax-Free Income

MONEY MARKET PORTFOLIOS
-----------------------
     Money Market                         North Carolina Municipal Money Market
     U.S. Treasury Money Market           Ohio Municipal Money Market
     Municipal Money Market               Pennsylvania Municipal Money Market
     New Jersey Municipal Money Market    Virginia Municipal Money Market


                             SHAREHOLDER PRIVILEGES

24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.blackrock.com.

EXCHANGE PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of BlackRock Funds. (1)

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their BlackRock portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with individual IRA accounts or rollover IRAs.

GENERAL INFORMATION ABOUT THE BLACKROCK FUNDS
If you would like additional reports or have questions regarding any of the 42 BlackRock Funds, please call 1-800-FUTURE4 (1-800-388-8734).

(1) BLACKROCK FUNDS RESERVES THE RIGHT TO MODIFY OR TERMINATE THE EXCHANGE PRIVILEGES AT ANY TIME.

(LOGO)
BLACKROCK
FUNDS
Pure Investment Style(R)
[GRAPHIC OMITTED]

P.O. Box 8907
Wilmington, DE 19899

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.

                                                                   SR 3/31/01 EP